UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1.    Schedules of Investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (48.7%)
3M Co. (Miscellaneous Manufacturing)	1,887	$255,990
Abbott Laboratories (Pharmaceuticals)	4,625	178,109
AbbVie, Inc. (Pharmaceuticals)	4,773	245,332
Accenture PLC - Class A (Computers)	1,924	153,381
ACE, Ltd. (Insurance)	999	98,961
Actavis PLC* (Pharmaceuticals)	518	106,630
Adobe Systems, Inc.* (Software)	1,406	92,430
Aetna, Inc. (Healthcare - Services)	1,073	80,443
AFLAC, Inc. (Insurance)	1,369	86,302
Agilent Technologies, Inc. (Electronics)	999	55,864
AGL Resources, Inc. (Gas)	370	18,115
Air Products & Chemicals, Inc. (Chemicals)	629	74,876
Airgas, Inc. (Chemicals)	185	19,704
Akamai Technologies, Inc.* (Software)	518	30,153
Alcoa, Inc. (Mining)	3,219	41,429
Alexion Pharmaceuticals, Inc.* (Biotechnology)	592	90,061
Allegheny Technologies, Inc. (Iron/Steel)	333	12,547
Allegion PLC (Electronics)	259	13,512
Allergan, Inc. (Pharmaceuticals)	888	110,201
Alliance Data Systems Corp.* (Commercial Services)	148	40,323
Allstate Corp. (Insurance)	1,332	75,365
Altera Corp. (Semiconductors)	962	34,863
Altria Group, Inc. (Agriculture)	5,957	222,971
Amazon.com, Inc.* (Internet)	1,110	373,536
Ameren Corp. (Electric)	740	30,488
American Electric Power, Inc. (Electric)	1,480	74,977
American Express Co. (Diversified Financial Services)	2,738	246,501
American International Group, Inc. (Insurance)	4,403	220,194
American Tower Corp. (REIT)	1,184	96,934
Ameriprise Financial, Inc. (Diversified Financial Services)	555	61,089
AmerisourceBergen Corp. (Pharmaceuticals)	703	46,110
Ametek, Inc. (Electrical Components & Equipment)	740	38,103
Amgen, Inc. (Biotechnology)	2,257	278,378
Amphenol Corp. - Class A (Electronics)	481	44,084
Anadarko Petroleum Corp. (Oil & Gas)	1,517	128,581
Analog Devices, Inc. (Semiconductors)	925	49,155
Aon PLC (Insurance)	888	74,841
Apache Corp. (Oil & Gas)	1,184	98,213
Apartment Investment & Management Co. - Class A (REIT)	444	13,418
Apple Computer, Inc. (Computers)	2,664	1,429,875
Applied Materials, Inc. (Semiconductors)	3,626	74,043
Archer-Daniels-Midland Co. (Agriculture)	1,961	85,088
Assurant, Inc. (Insurance)	222	14,421
AT&T, Inc. (Telecommunications)	15,614	547,583
Autodesk, Inc.* (Software)	666	32,754
Automatic Data Processing, Inc. (Commercial Services)	1,443	111,486
AutoNation, Inc.* (Retail)	185	9,848
AutoZone, Inc.* (Retail)	111	59,618
AvalonBay Communities, Inc. (REIT)	370	48,588
Avery Dennison Corp. (Household Products/Wares)	296	14,998
Avon Products, Inc. (Cosmetics/Personal Care)	1,295	18,959
Baker Hughes, Inc. (Oil & Gas Services)	1,295	84,201
Ball Corp. (Packaging & Containers)	407	22,308
Bank of America Corp. (Banks)	31,672	544,759
Bank of New York Mellon Corp. (Banks)	3,404	120,127
Bard (C.R.), Inc. (Healthcare - Products)	222	32,852
Baxter International, Inc. (Healthcare - Products)	1,628	119,788
BB&T Corp. (Banks)	2,146	86,205
Beam, Inc. (Beverages)	481	40,068
Becton, Dickinson & Co. (Healthcare - Products)	592	69,311
Bed Bath & Beyond, Inc.* (Retail)	629	43,275
Bemis Co., Inc. (Packaging & Containers)	296	11,615
Berkshire Hathaway, Inc.* - Class B (Insurance)	5,402	675,087
Best Buy Co., Inc. (Retail)	814	21,498
Biogen Idec, Inc.* (Biotechnology)	703	215,027
BlackRock, Inc. (Diversified Financial Services)	370	116,357
Boeing Co. (Aerospace/Defense)	2,035	255,372
BorgWarner, Inc. (Auto Parts & Equipment)	666	40,939
Boston Properties, Inc. (REIT)	444	50,851
Boston Scientific Corp.* (Healthcare - Products)	3,959	53,526
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,921	255,646
Broadcom Corp. - Class A (Semiconductors)	1,665	52,414
Brown-Forman Corp. - Class B (Beverages)	481	43,141
C.H. Robinson Worldwide, Inc. (Transportation)	444	23,261
CA, Inc. (Software)	962	29,793
Cablevision Systems Corp. NY - Class A (Media)	629	10,611
Cabot Oil & Gas Corp. (Oil & Gas)	1,258	42,621
Cameron International Corp.* (Oil & Gas Services)	666	41,139
Campbell Soup Co. (Food)	518	23,248
Capital One Financial Corp. (Banks)	1,702	131,326
Cardinal Health, Inc. (Pharmaceuticals)	1,036	72,499
CareFusion Corp.* (Healthcare - Products)	629	25,298
CarMax, Inc.* (Retail)	666	31,169
Carnival Corp. - Class A (Leisure Time)	1,332	50,430
Caterpillar, Inc. (Machinery - Construction & Mining)	1,924	191,188

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CBRE Group, Inc.* - Class A (Real Estate)	851	$23,343
CBS Corp. - Class B (Media)	1,665	102,897
Celgene Corp.* (Biotechnology)	1,221	170,452
CenterPoint Energy, Inc. (Gas)	1,295	30,679
CenturyLink, Inc. (Telecommunications)	1,739	57,109
Cerner Corp.* (Software)	888	49,950
CF Industries Holdings, Inc. (Chemicals)	148	38,575
Chesapeake Energy Corp. (Oil & Gas)	1,517	38,866
Chevron Corp. (Oil & Gas)	5,735	681,949
Chipotle Mexican Grill, Inc.* (Retail)	111	63,054
CIGNA Corp. (Healthcare - Services)	814	68,156
Cincinnati Financial Corp. (Insurance)	444	21,605
Cintas Corp. (Commercial Services)	296	17,645
Cisco Systems, Inc. (Telecommunications)	15,429	345,765
Citigroup, Inc. (Banks)	9,102	433,255
Citrix Systems, Inc.* (Software)	555	31,874
Cliffs Natural Resources, Inc. (Iron/Steel)	444	9,084
Clorox Co. (Household Products/Wares)	407	35,820
CME Group, Inc. (Diversified Financial Services)	962	71,198
CMS Energy Corp. (Electric)	814	23,834
Coach, Inc. (Retail)	814	40,423
Coca-Cola Co. (Beverages)	11,359	439,139
Coca-Cola Enterprises, Inc. (Beverages)	703	33,575
Cognizant Technology Solutions Corp.* (Computers)	1,813	91,756
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,627	170,413
Comcast Corp. - Class A (Media)	7,807	390,506
Comerica, Inc. (Banks)	555	28,749
Computer Sciences Corp. (Computers)	444	27,004
ConAgra Foods, Inc. (Food)	1,258	39,036
ConocoPhillips (Oil & Gas)	3,663	257,692
CONSOL Energy, Inc. (Coal)	703	28,085
Consolidated Edison, Inc. (Electric)	888	47,641
Constellation Brands, Inc.* (Beverages)	518	44,014
Corning, Inc. (Telecommunications)	4,181	87,048
Costco Wholesale Corp. (Retail)	1,332	148,758
Covidien PLC (Healthcare - Products)	1,369	100,841
Crown Castle International Corp. (Telecommunications)	999	73,706
CSX Corp. (Transportation)	3,034	87,895
Cummins, Inc. (Machinery - Diversified)	518	77,177
CVS Caremark Corp. (Retail)	3,552	265,903
D.R. Horton, Inc. (Home Builders)	851	18,424
Danaher Corp. (Miscellaneous Manufacturing)	1,813	135,975
Darden Restaurants, Inc. (Retail)	407	20,659
DaVita, Inc.* (Healthcare - Services)	518	35,664
Deere & Co. (Machinery - Diversified)	1,110	100,788
Delphi Automotive PLC (Auto Parts & Equipment)	851	57,749
Delta Air Lines, Inc. (Airlines)	2,553	88,462
Denbury Resources, Inc. (Oil & Gas)	1,073	17,597
DENTSPLY International, Inc. (Healthcare - Products)	407	18,738
Devon Energy Corp. (Oil & Gas)	1,147	76,769
Diamond Offshore Drilling, Inc. (Oil & Gas)	222	10,825
DIRECTV* - Class A (Media)	1,406	107,447
Discover Financial Services (Diversified Financial Services)	1,406	81,815
Discovery Communications, Inc.* - Class A (Media)	666	55,078
Dollar General Corp.* (Retail)	888	49,266
Dollar Tree, Inc.* (Retail)	629	32,821
Dominion Resources, Inc. (Electrical Components & Equipment)	1,739	123,452
Dover Corp. (Miscellaneous Manufacturing)	518	42,347
Dr. Pepper Snapple Group, Inc. (Beverages)	592	32,240
DTE Energy Co. (Electric)	518	38,482
Duke Energy Corp. (Electric)	2,109	150,203
Dun & Bradstreet Corp. (Software)	111	11,028
E*TRADE Financial Corp.* (Diversified Financial Services)	851	19,590
E.I. du Pont de Nemours & Co. (Chemicals)	2,775	186,202
Eastman Chemical Co. (Chemicals)	444	38,277
Eaton Corp. (Miscellaneous Manufacturing)	1,443	108,398
eBay, Inc.* (Internet)	3,478	192,125
Ecolab, Inc. (Chemicals)	814	87,904
Edison International (Electric)	962	54,459
Edwards Lifesciences Corp.* (Healthcare - Products)	333	24,699
Electronic Arts, Inc.* (Software)	925	26,834
Eli Lilly & Co. (Pharmaceuticals)	2,960	174,226
EMC Corp. (Computers)	6,068	166,324
Emerson Electric Co. (Electrical Components & Equipment)	2,109	140,881
Ensco PLCADR - Class A (Oil & Gas)	703	37,104
Entergy Corp. (Electric)	518	34,628
EOG Resources, Inc. (Oil & Gas)	814	159,682
EQT Corp. (Oil & Gas)	444	43,055
Equifax, Inc. (Commercial Services)	370	25,171
Equity Residential (REIT)	999	57,932
Exelon Corp. (Electric)	2,553	85,679
Expedia, Inc. (Internet)	296	21,460
Expeditors International of Washington, Inc. (Transportation)	592	23,461
Express Scripts Holding Co.* (Pharmaceuticals)	2,331	175,035
Exxon Mobil Corp. (Oil & Gas)	12,950	1,264,956
F5 Networks, Inc.* (Internet)	222	23,672
Facebook, Inc.* - Class A (Internet)	5,106	307,586
Family Dollar Stores, Inc. (Retail)	296	17,171
Fastenal Co. (Distribution/Wholesale)	814	40,146
FedEx Corp. (Transportation)	888	117,713
Fidelity National Information Services, Inc. (Software)	888	47,464
Fifth Third Bancorp (Banks)	2,553	58,591
First Horizon National Corp. (Banks)	1	7
First Solar, Inc.* (Semiconductors)	222	15,493
FirstEnergy Corp. (Electric)	1,258	42,810
Fiserv, Inc.* (Software)	777	44,048
FLIR Systems, Inc. (Electronics)	407	14,652
Flowserve Corp. (Machinery - Diversified)	407	31,884
Fluor Corp. (Engineering & Construction)	481	37,388

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FMC Corp. (Chemicals)	407	$31,160
FMC Technologies, Inc.* (Oil & Gas Services)	703	36,760
Ford Motor Co. (Auto Manufacturers)	11,840	184,704
Forest Laboratories, Inc.* (Pharmaceuticals)	703	64,866
Fossil Group, Inc.* (Distribution/Wholesale)	148	17,258
Franklin Resources, Inc. (Diversified Financial Services)	1,221	66,154
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,108	102,781
Frontier Communications Corp. (Telecommunications)	2,997	17,083
GameStop Corp. - Class A (Retail)	333	13,686
Gannett Co., Inc. (Media)	666	18,382
Garmin, Ltd. (Electronics)	370	20,446
General Dynamics Corp. (Aerospace/Defense)	962	104,781
General Electric Co. (Miscellaneous Manufacturing)	30,081	778,798
General Growth Properties, Inc. (REIT)	1,554	34,188
General Mills, Inc. (Food)	1,887	97,784
General Motors Co. (Auto Manufacturers)	3,922	134,995
Genuine Parts Co. (Distribution/Wholesale)	444	38,562
Genworth Financial, Inc.* - Class A (Insurance)	1,480	26,240
Gilead Sciences, Inc.* (Biotechnology)	4,625	327,727
Google, Inc.* - Class A (Internet)	851	948,447
Graham Holdings Co. - Class B (Media)	37	26,039
H & R Block, Inc. (Commercial Services)	814	24,575
Halliburton Co. (Oil & Gas Services)	2,553	150,346
Harley-Davidson, Inc. (Automobiles)	666	44,362
Harman International Industries, Inc. (Home Furnishings)	185	19,684
Harris Corp. (Telecommunications)	333	24,362
Hartford Financial Services Group, Inc. (Insurance)	1,332	46,980
Hasbro, Inc. (Toys/Games/Hobbies)	333	18,521
HCP, Inc. (REIT)	1,369	53,104
Health Care REIT, Inc. (REIT)	851	50,720
Helmerich & Payne, Inc. (Oil & Gas)	333	35,817
Hess Corp. (Oil & Gas)	814	67,464
Hewlett-Packard Co. (Computers)	5,698	184,387
Honeywell International, Inc. (Electronics)	2,368	219,655
Hormel Foods Corp. (Food)	407	20,053
Hospira, Inc.* (Healthcare - Products)	481	20,803
Host Hotels & Resorts, Inc. (REIT)	2,257	45,682
Hudson City Bancorp, Inc. (Savings & Loans)	1,443	14,184
Humana, Inc. (Healthcare - Services)	444	50,048
Huntington Bancshares, Inc. (Banks)	2,479	24,716
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,184	96,295
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	777	44,475
Integrys Energy Group, Inc. (Electric)	222	13,242
Intel Corp. (Semiconductors)	14,911	384,853
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	333	65,877
International Business Machines Corp. (Computers)	2,923	562,648
International Flavors & Fragrances, Inc. (Chemicals)	259	24,779
International Game Technology (Entertainment)	740	10,404
International Paper Co. (Forest Products & Paper)	1,332	61,112
Intuit, Inc. (Software)	851	66,148
Intuitive Surgical, Inc.* (Healthcare - Products)	111	48,617
Invesco, Ltd. (Diversified Financial Services)	1,295	47,915
Iron Mountain, Inc. (Commercial Services)	518	14,281
J.P. Morgan Chase & Co. (Banks)	11,359	689,606
Jabil Circuit, Inc. (Electronics)	555	9,990
Jacobs Engineering Group, Inc.* (Engineering & Construction)	407	25,845
Johnson & Johnson (Pharmaceuticals)	8,473	832,303
Johnson Controls, Inc. (Auto Parts & Equipment)	1,998	94,546
Joy Global, Inc. (Machinery - Construction & Mining)	296	17,168
Juniper Networks, Inc.* (Telecommunications)	1,517	39,078
Kansas City Southern Industries, Inc. (Transportation)	333	33,986
Kellogg Co. (Food)	777	48,726
Keurig Green Mountain, Inc. (Beverages)	370	39,068
KeyCorp (Banks)	2,664	37,935
Kimberly-Clark Corp. (Household Products/Wares)	1,147	126,457
Kimco Realty Corp. (REIT)	1,221	26,715
Kinder Morgan, Inc. (Pipelines)	1,998	64,915
KLA-Tencor Corp. (Semiconductors)	481	33,256
Kohls Corp. (Retail)	592	33,626
Kraft Foods Group, Inc. (Food)	1,776	99,634
Kroger Co. (Food)	1,554	67,832
L Brands, Inc. (Retail)	740	42,010
L-3 Communications Holdings, Inc. (Aerospace/Defense)	259	30,601
Laboratory Corp. of America Holdings* (Healthcare - Services)	259	25,436
Lam Research Corp.* (Semiconductors)	481	26,455
Legg Mason, Inc. (Diversified Financial Services)	296	14,516
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	407	13,284
Lennar Corp. - Class A (Home Builders)	518	20,523
Leucadia National Corp. (Diversified Financial Services)	925	25,900
Lincoln National Corp. (Insurance)	777	39,371
Linear Technology Corp. (Semiconductors)	703	34,229
Lockheed Martin Corp. (Aerospace/Defense)	814	132,877
Loews Corp. (Insurance)	925	40,746
Lorillard, Inc. (Agriculture)	1,073	58,028
Lowe’s Cos., Inc. (Retail)	3,145	153,791
LSI Logic Corp. (Semiconductors)	1,665	18,432

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LyondellBasell Industries N.V. - Class A (Chemicals)	1,295	$115,177
M&T Bank Corp. (Banks)	407	49,369
Macy’s, Inc. (Retail)	1,110	65,812
Marathon Oil Corp. (Oil & Gas)	2,072	73,597
Marathon Petroleum Corp. (Oil & Gas)	888	77,292
Marriott International, Inc. - Class A (Lodging)	667	37,357
Marsh & McLennan Cos., Inc. (Insurance)	1,628	80,260
Masco Corp. (Building Materials)	1,073	23,831
MasterCard, Inc. - Class A (Commercial Services)	3,071	229,404
Mattel, Inc. (Toys/Games/Hobbies)	1,036	41,554
McCormick & Co., Inc. (Food)	407	29,198
McDonald’s Corp. (Retail)	2,960	290,169
McGraw Hill Financial, Inc. (Commercial Services)	814	62,108
McKesson Corp. (Pharmaceuticals)	703	124,129
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	592	49,219
MeadWestvaco Corp. (Forest Products & Paper)	518	19,498
Medtronic, Inc. (Healthcare - Products)	2,997	184,436
Merck & Co., Inc. (Pharmaceuticals)	8,806	499,917
MetLife, Inc. (Insurance)	3,367	177,778
Michael Kors Holdings, Ltd.* (Apparel)	555	51,765
Microchip Technology, Inc. (Semiconductors)	592	28,274
Micron Technology, Inc.* (Semiconductors)	3,182	75,286
Microsoft Corp. (Software)	22,644	928,177
Mohawk Industries, Inc.* (Textiles)	185	25,156
Molson Coors Brewing Co. - Class B (Beverages)	481	28,312
Mondelez International, Inc. - Class A (Food)	5,106	176,411
Monsanto Co. (Chemicals)	1,591	181,008
Monster Beverage Corp.* (Beverages)	407	28,266
Moody’s Corp. (Commercial Services)	555	44,023
Morgan Stanley Dean Witter & Co. (Banks)	4,218	131,475
Motorola Solutions, Inc. (Telecommunications)	666	42,817
Murphy Oil Corp. (Oil & Gas)	518	32,561
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,110	54,201
Nabors Industries, Ltd. (Oil & Gas)	777	19,153
NASDAQ Stock Market, Inc. (Diversified Financial Services)	333	12,301
National Oilwell Varco, Inc. (Oil & Gas Services)	1,295	100,842
Neilsen Holdings N.V. (Media)	851	37,980
NetApp, Inc. (Computers)	999	36,863
Netflix, Inc.* (Internet)	185	65,126
Newell Rubbermaid, Inc. (Housewares)	851	25,445
Newfield Exploration Co.* (Oil & Gas)	407	12,764
Newmont Mining Corp. (Mining)	1,480	34,691
News Corp.* - Class A (Media)	1,480	25,486
NextEra Energy, Inc. (Electric)	1,295	123,828
NIKE, Inc. - Class B (Apparel)	2,220	163,969
NiSource, Inc. (Gas)	925	32,865
Noble Corp. (Oil & Gas)	777	25,439
Noble Energy, Inc. (Oil & Gas)	1,073	76,226
Nordstrom, Inc. (Retail)	444	27,728
Norfolk Southern Corp. (Transportation)	925	89,882
Northeast Utilities System (Electric)	962	43,771
Northern Trust Corp. (Banks)	666	43,663
Northrop Grumman Corp. (Aerospace/Defense)	666	82,171
NRG Energy, Inc. (Electric)	962	30,592
Nucor Corp. (Iron/Steel)	962	48,620
NVIDIA Corp. (Semiconductors)	1,665	29,820
Occidental Petroleum Corp. (Oil & Gas)	2,368	225,647
Omnicom Group, Inc. (Advertising)	777	56,410
ONEOK, Inc. (Pipelines)	629	37,268
Oracle Corp. (Software)	10,397	425,341
O’Reilly Automotive, Inc.* (Retail)	333	49,414
Owens-Illinois, Inc.* (Packaging & Containers)	481	16,272
PACCAR, Inc. (Auto Manufacturers)	1,073	72,363
Pall Corp. (Miscellaneous Manufacturing)	333	29,794
Parker Hannifin Corp. (Miscellaneous Manufacturing)	444	53,151
Patterson Cos., Inc. (Healthcare - Products)	259	10,816
Paychex, Inc. (Software)	962	40,981
Peabody Energy Corp. (Coal)	814	13,301
Pentair, Ltd. (Miscellaneous Manufacturing)	592	46,969
People’s United Financial, Inc. (Savings & Loans)	925	13,755
Pepco Holdings, Inc. (Electric)	740	15,155
PepsiCo, Inc. (Beverages)	4,551	380,009
PerkinElmer, Inc. (Electronics)	333	15,005
Perrigo Co. PLC (Pharmaceuticals)	407	62,947
PetSmart, Inc. (Retail)	296	20,391
Pfizer, Inc. (Pharmaceuticals)	19,129	614,423
PG&E Corp. (Electric)	1,369	59,141
Philip Morris International, Inc. (Agriculture)	4,736	387,735
Phillips 66 (Oil & Gas)	1,776	136,858
Pinnacle West Capital Corp. (Electric)	333	18,202
Pioneer Natural Resources Co. (Oil & Gas)	444	83,090
Pitney Bowes, Inc. (Office/Business Equipment)	592	15,386
Plum Creek Timber Co., Inc. (REIT)	518	21,777
PNC Financial Services Group (Banks)	1,591	138,417
PPG Industries, Inc. (Chemicals)	407	78,738
PPL Corp. (Electric)	1,887	62,535
Praxair, Inc. (Chemicals)	888	116,301
Precision Castparts Corp. (Metal Fabricate/Hardware)	444	112,225
Priceline.com, Inc.* (Internet)	148	176,400
Principal Financial Group, Inc. (Insurance)	814	37,436
Procter & Gamble Co. (Cosmetics/Personal Care)	8,140	656,084
Progressive Corp. (Insurance)	1,628	39,430
Prologis, Inc. (REIT)	1,480	60,428
Prudential Financial, Inc. (Insurance)	1,406	119,018

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Public Service Enterprise Group, Inc. (Electric)	1,517	$57,858
Public Storage, Inc. (REIT)	444	74,810
PulteGroup, Inc. (Home Builders)	1,036	19,881
PVH Corp. (Retail)	259	32,315
QEP Resources, Inc. (Oil & Gas)	555	16,339
Qualcomm, Inc. (Semiconductors)	5,069	399,741
Quanta Services, Inc.* (Commercial Services)	666	24,575
Quest Diagnostics, Inc. (Healthcare - Services)	444	25,716
Ralph Lauren Corp. (Apparel)	185	29,772
Range Resources Corp. (Oil & Gas)	481	39,909
Raytheon Co. (Aerospace/Defense)	925	91,381
Red Hat, Inc.* (Software)	555	29,404
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	222	66,662
Regions Financial Corp. (Banks)	4,255	47,273
Republic Services, Inc. (Environmental Control)	814	27,806
Reynolds American, Inc. (Agriculture)	925	49,414
Robert Half International, Inc. (Commercial Services)	407	17,074
Rockwell Automation, Inc. (Machinery - Diversified)	407	50,692
Rockwell Collins, Inc. (Aerospace/Defense)	407	32,426
Roper Industries, Inc. (Machinery - Diversified)	296	39,519
Ross Stores, Inc. (Retail)	629	45,005
Rowan Cos. PLC* - Class A (Oil & Gas)	370	12,462
Ryder System, Inc. (Transportation)	148	11,828
Safeway, Inc. (Food)	703	25,969
Salesforce.com, Inc.* (Software)	1,665	95,055
SanDisk Corp. (Computers)	666	54,073
SCANA Corp. (Electric)	407	20,887
Schlumberger, Ltd. (Oil & Gas Services)	3,922	382,394
Scripps Networks Interactive - Class A (Media)	333	25,278
Seagate Technology PLC (Computers)	999	56,104
Sealed Air Corp. (Packaging & Containers)	592	19,459
Sempra Energy (Gas)	666	64,442
Sherwin-Williams Co. (Chemicals)	259	51,057
Sigma-Aldrich Corp. (Chemicals)	370	34,551
Simon Property Group, Inc. (REIT)	925	151,700
SLM Corp. (Diversified Financial Services)	1,295	31,702
Snap-on, Inc. (Machinery)	185	20,994
Southern Co. (Electric)	2,664	117,056
Southwest Airlines Co. (Airlines)	2,109	49,793
Southwestern Energy Co.* (Oil & Gas)	1,073	49,369
Spectra Energy Corp. (Pipelines)	1,998	73,806
St. Jude Medical, Inc. (Healthcare - Products)	851	55,647
Stanley Black & Decker, Inc. (Hand/Machine Tools)	481	39,076
Staples, Inc. (Retail)	1,961	22,238
Starbucks Corp. (Retail)	2,257	165,619
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	592	47,123
State Street Corp. (Banks)	1,295	90,067
Stericycle, Inc.* (Commercial Services)	259	29,428
Stryker Corp. (Healthcare - Products)	888	72,345
SunTrust Banks, Inc. (Banks)	1,591	63,306
Symantec Corp. (Internet)	2,072	41,378
Sysco Corp. (Food)	1,739	62,830
T. Rowe Price Group, Inc. (Diversified Financial Services)	777	63,986
Target Corp. (Retail)	1,887	114,182
TE Connectivity, Ltd. (Electronics)	1,221	73,516
TECO Energy, Inc. (Electric)	629	10,787
Tenet Healthcare Corp.* (Healthcare - Services)	296	12,672
Teradata Corp.* (Computers)	481	23,660
Tesoro Petroleum Corp. (Oil & Gas)	407	20,590
Texas Instruments, Inc. (Semiconductors)	3,256	153,520
Textron, Inc. (Miscellaneous Manufacturing)	851	33,436
The ADT Corp. (Commercial Services)	555	16,622
The AES Corp. (Electric)	1,961	28,003
The Charles Schwab Corp. (Diversified Financial Services)	3,515	96,065
The Chubb Corp. (Insurance)	740	66,082
The Dow Chemical Co. (Chemicals)	3,663	177,985
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	777	51,966
The Gap, Inc. (Retail)	777	31,127
The Goldman Sachs Group, Inc. (Banks)	1,258	206,123
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	740	19,336
The Hershey Co. (Food)	444	46,354
The Home Depot, Inc. (Retail)	4,218	333,770
The Interpublic Group of Cos., Inc. (Advertising)	1,258	21,562
The JM Smucker Co. - Class A (Food)	296	28,783
The Macerich Co. (REIT)	407	25,368
The Mosaic Co. (Chemicals)	999	49,950
The Travelers Cos., Inc. (Insurance)	1,073	91,312
The Williams Cos., Inc. (Pipelines)	2,035	82,580
Thermo Fisher Scientific, Inc. (Electronics)	1,184	142,364
Tiffany & Co. (Retail)	333	28,688
Time Warner Cable, Inc. (Media)	814	111,665
Time Warner, Inc. (Media)	2,664	174,039
TJX Cos., Inc. (Retail)	2,146	130,155
Torchmark Corp. (Insurance)	259	20,383
Total System Services, Inc. (Commercial Services)	481	14,627
Tractor Supply Co. (Retail)	407	28,746
Transocean, Ltd. (Oil & Gas)	1,036	42,828
TripAdvisor, Inc.* (Internet)	333	30,167
Twenty-First Century Fox, Inc. - Class A (Media)	5,809	185,714
Tyco International, Ltd. (Electronics)	1,369	58,046
Tyson Foods, Inc. - Class A (Food)	814	35,824
U.S. Bancorp (Banks)	5,476	234,701
Union Pacific Corp. (Transportation)	1,369	256,908
United Parcel Service, Inc. - Class B (Transportation)	2,146	208,977
United States Steel Corp. (Iron/Steel)	444	12,259

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Technologies Corp. (Aerospace/Defense)	2,516	$293,970
UnitedHealth Group, Inc. (Healthcare - Services)	2,960	242,691
UnumProvident Corp. (Insurance)	777	27,436
Urban Outfitters, Inc.* (Retail)	333	12,145
V.F. Corp. (Apparel)	1,073	66,397
Valero Energy Corp. (Oil & Gas)	1,591	84,482
Varian Medical Systems, Inc.* (Healthcare - Products)	296	24,861
Ventas, Inc. (REIT)	888	53,786
VeriSign, Inc.* (Internet)	370	19,947
Verizon Communications, Inc. (Telecommunications)	12,432	591,390
Vertex Pharmaceuticals, Inc.* (Biotechnology)	703	49,716
Viacom, Inc. - Class B (Media)	1,184	100,628
Visa, Inc. - Class A (Diversified Financial Services)	1,517	327,460
Vornado Realty Trust (REIT)	518	51,054
Vulcan Materials Co. (Building Materials)	407	27,045
W.W. Grainger, Inc. (Distribution/Wholesale)	185	46,743
Walgreen Co. (Retail)	2,627	173,461
Wal-Mart Stores, Inc. (Retail)	4,847	370,456
Walt Disney Co. (Media)	4,884	391,062
Waste Management, Inc. (Commercial Services)	1,295	54,480
Waters Corp.* (Electronics)	259	28,078
WellPoint, Inc. (Healthcare - Services)	851	84,717
Wells Fargo & Co. (Banks)	14,356	714,068
Western Digital Corp. (Computers)	629	57,755
Western Union Co. (Commercial Services)	1,628	26,634
Weyerhaeuser Co. (REIT)	1,739	51,040
Whirlpool Corp. (Home Furnishings)	222	33,180
Whole Foods Market, Inc. (Food)	1,110	56,288
Windstream Holdings, Inc. (Telecommunications)	1,776	14,634
Wisconsin Energy Corp. (Electric)	666	31,002
Wyndham Worldwide Corp. (Lodging)	370	27,095
Wynn Resorts, Ltd. (Lodging)	259	57,537
Xcel Energy, Inc. (Electric)	1,480	44,933
Xerox Corp. (Office/Business Equipment)	3,330	37,629
Xilinx, Inc. (Semiconductors)	814	44,176
XL Group PLC (Insurance)	814	25,438
Xylem, Inc. (Machinery - Diversified)	555	20,213
Yahoo!, Inc.* (Internet)	2,812	100,951
YUM! Brands, Inc. (Retail)	1,332	100,419
Zimmer Holdings, Inc. (Healthcare - Products)	518	48,992
Zions Bancorp (Banks)	555	17,194
Zoetis, Inc. (Pharmaceuticals)	1,517	43,902
TOTAL COMMON STOCKS (Cost $22,920,764)		50,068,013

	Principal Amount	Value
Repurchase Agreements(a)(b)(50.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $51,691,021	$51,691,000	$51,691,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,691,000)		51,691,000
TOTAL INVESTMENT SECURITIES (Cost $74,611,764) - 99.1%		101,759,013
Net other assets (liabilities) - 0.9%		890,952

NET ASSETS - 100.0%		$102,649,965

*                               Non-income producing security

(a)                       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $6,207,000.

ADR         American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $10,164,250)	109	$23,242

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	0.62%	4/28/14	$12,193,058	$238,132
Equity Index Swap Agreement with USB AG, based on the S&P 500	0.47%	4/28/14	30,543,525	378,874
				$617,006

See accompanying notes to schedules of portfolio investments.

ProFund VP Bull invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Advertising	$77,972	0.1%
Aerospace/Defense	1,023,579	1.0%
Agriculture	803,236	0.8%
Airlines	138,255	0.1%
Apparel	311,903	0.4%
Auto Manufacturers	392,062	0.4%
Auto Parts & Equipment	212,570	0.3%
Automobiles	44,362	NM
Banks	3,890,932	3.8%
Beverages	1,107,832	1.1%
Biotechnology	1,198,023	1.2%
Building Materials	50,876	NM
Chemicals	1,306,244	1.2%
Coal	41,386	NM
Commercial Services	752,456	0.7%
Computers	2,843,830	2.7%
Cosmetics/Personal Care	897,422	0.9%
Distribution/Wholesale	142,709	0.2%
Diversified Financial Services	1,348,426	1.3%
Electric	1,260,193	1.3%
Electrical Components & Equipment	302,436	0.3%
Electronics	695,212	0.7%
Engineering & Construction	63,233	0.1%
Entertainment	10,404	NM
Environmental Control	27,806	NM
Food	857,970	0.8%
Forest Products & Paper	80,610	0.1%
Gas	146,101	0.1%
Hand/Machine Tools	39,076	NM
Healthcare - Products	911,570	0.9%
Healthcare - Services	625,543	0.6%
Home Builders	58,828	0.1%
Home Furnishings	52,864	0.1%
Household Products/Wares	177,275	0.2%
Housewares	25,445	NM
Insurance	2,104,686	2.1%
Internet	2,300,795	2.3%
Iron/Steel	82,510	0.1%
Leisure Time	50,430	NM
Lodging	169,112	0.2%
Machinery	20,994	NM
Machinery - Construction & Mining	208,356	0.2%
Machinery - Diversified	320,273	0.3%
Media	1,762,812	1.7%
Metal Fabricate/Hardware	112,225	0.1%
Mining	178,901	0.2%
Miscellaneous Manufacturing	1,638,912	1.6%
Office/Business Equipment	53,015	NM
Oil & Gas	3,989,797	3.9%
Oil & Gas Services	795,682	0.8%
Packaging & Containers	69,654	0.1%
Pharmaceuticals	3,709,695	3.5%
Pipelines	258,569	0.2%
Real Estate	23,343	NM
REIT	968,095	0.9%
Retail	3,088,416	2.9%
Savings & Loans	27,939	NM
Semiconductors	1,454,010	1.4%
Software	1,981,434	1.9%
Telecommunications	1,840,575	1.9%
Textiles	25,156	NM
Toys/Games/Hobbies	60,075	0.1%
Transportation	853,911	0.8%
Other**	52,581,952	51.3%
Total	$102,649,965	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM            Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.5%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $29,996,012	$29,996,000	$29,996,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,996,000)		29,996,000
TOTAL INVESTMENT SECURITIES (Cost $29,996,000) - 97.5%		29,996,000
Net other assets (liabilities) - 2.5%		758,896

NET ASSETS - 100.0%		$30,754,896

(a)                       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $4,162,000.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $3,986,050)	29	$9,809

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	0.52%	4/28/14	$3,211,442	$64,655
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	0.42%	4/28/14	23,497,054	472,705
				$537,360

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (41.5%)
1-800-Flowers.com, Inc.* - Class A (Internet)	234	$1,317
1st United Bancorp, Inc. (Banks)	273	2,091
8x8, Inc.* (Telecommunications)	468	5,059
AAON, Inc. (Building Materials)	156	4,348
AAR Corp. (Aerospace/Defense)	234	6,072
Abaxis, Inc.* (Healthcare - Products)	117	4,549
ABIOMED, Inc.* (Healthcare - Products)	234	6,093
ABM Industries, Inc. (Commercial Services)	312	8,967
Abraxas Petroleum Corp.* (Oil & Gas)	780	3,089
Acacia Research Corp. (Commercial Services)	273	4,171
Acadia Healthcare Co., Inc.* (Healthcare - Services)	195	8,798
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	390	9,489
Acadia Realty Trust (REIT)	312	8,231
Accelrys, Inc.* (Software)	390	4,859
Acco Brands Corp.* (Household Products/Wares)	702	4,324
Accuray, Inc.* (Healthcare - Products)	507	4,867
Accuride Corp.* (Auto Parts & Equipment)	351	1,555
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	195	2,342
Aceto Corp. (Chemicals)	195	3,918
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	585	1,925
ACI Worldwide, Inc.* (Software)	234	13,850
Acorda Therapeutics, Inc.* (Biotechnology)	234	8,871
Actuant Corp. - Class A (Miscellaneous Manufacturing)	390	13,318
Actuate Corp.* (Software)	351	2,113
Acuity Brands, Inc. (Electrical Components & Equipment)	234	31,021
Acxiom Corp.* (Software)	429	14,755
ADTRAN, Inc. (Telecommunications)	351	8,568
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	234	5,733
Advent Software, Inc. (Software)	195	5,725
Advisory Board Co.* (Commercial Services)	195	12,529
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	156	7,195
Aegion Corp.* (Engineering & Construction)	234	5,922
Aeroflex Holding Corp.* (Semiconductors)	195	1,620
Aeropostale, Inc.* (Retail)	468	2,349
Aerovironment, Inc.* (Aerospace/Defense)	117	4,709
Affymetrix, Inc.* (Healthcare - Products)	546	3,893
AG Mortgage Investment Trust, Inc. (REIT)	195	3,414
AH Belo Corp. - Class A (Media)	195	2,258
Air Methods Corp.* (Healthcare - Services)	234	12,503
Air Transport Services Group, Inc.* (Transportation)	390	3,062
Aircastle, Ltd. (Diversified Financial Services)	390	7,558
AK Steel Holding Corp.* (Iron/Steel)	936	6,758
Akorn, Inc.* (Pharmaceuticals)	351	7,722
Albany International Corp. - Class A (Machinery - Diversified)	156	5,544
Albany Molecular Research, Inc.* (Commercial Services)	195	3,625
Alexander & Baldwin, Inc. (Real Estate)	234	9,959
Align Technology, Inc.* (Healthcare - Products)	390	20,197
ALLETE, Inc. (Electric)	234	12,266
Alliance One International, Inc.* (Agriculture)	663	1,936
Allied Nevada Gold Corp.* (Mining)	663	2,858
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	312	20,947
ALON USA Energy, Inc. (Oil & Gas)	156	2,331
Alpha Natural Resources, Inc.* (Coal)	1,287	5,470
Alphatec Holdings, Inc.* (Healthcare - Products)	663	995
Altisource Residential Corp. (REIT)	156	4,923
Altra Holdings, Inc. (Machinery - Diversified)	156	5,569
AMAG Pharmaceuticals, Inc.* (Biotechnology)	156	3,019
Ambac Financial Group, Inc.* (Insurance)	273	8,471
Ambarella, Inc.* (Semiconductors)	156	4,167
AMCOL International Corp. (Mining)	156	7,142
Amedisys, Inc.* (Healthcare - Services)	234	3,484
Ameresco, Inc.* (Electric)	195	1,474
American Apparel, Inc.* (Apparel)	663	332
American Assets Trust, Inc. (REIT)	195	6,579
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	390	7,223
American Capital Mortgage Investment Corp. (REIT)	351	6,588
American Equity Investment Life Holding Co. (Insurance)	390	9,212
American Realty Capital Properties, Inc. (REIT)	858	12,029
American Software, Inc. - Class A (Software)	195	1,983
American States Water Co. (Water)	234	7,555
American Superconductor Corp.* (Electrical Components & Equipment)	546	879
American Vanguard Corp. (Chemicals)	195	4,222
Ameris Bancorp* (Banks)	156	3,635
Amicus Therapeutics, Inc.* (Pharmaceuticals)	468	969
Amkor Technology, Inc.* (Semiconductors)	507	3,478
AMN Healthcare Services, Inc.* (Commercial Services)	312	4,287
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	273	1,734
AmSurg Corp.* (Healthcare - Services)	195	9,181

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AmTrust Financial Services, Inc. (Insurance)	156	$5,867
Amyris, Inc.* (Energy - Alternate Sources)	390	1,455
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	273	5,463
ANADIGICS, Inc.* (Semiconductors)	741	1,260
Angie’s List, Inc.* (Internet)	234	2,850
AngioDynamics, Inc.* (Healthcare - Products)	195	3,071
Anixter International, Inc. (Telecommunications)	156	15,837
ANN, Inc.* (Retail)	273	11,324
Antares Pharma, Inc.* (Pharmaceuticals)	780	2,730
Anworth Mortgage Asset Corp. (REIT)	897	4,449
API Technologies Corp.* (Aerospace/Defense)	429	1,257
Apogee Enterprises, Inc. (Building Materials)	195	6,480
Apollo Commercial Real Estate Finance, Inc. (REIT)	234	3,891
Apollo Investment Corp. (Investment Companies)	1,287	10,695
Apollo Residential Mortgage, Inc. (REIT)	195	3,165
Applied Industrial Technologies, Inc. (Machinery - Diversified)	234	11,288
Applied Micro Circuits Corp.* (Semiconductors)	429	4,247
Approach Resources, Inc.* (Oil & Gas)	195	4,077
Arabian American Development Co.* (Oil & Gas)	195	2,116
ARC Document Solutions, Inc.* (Commercial Services)	390	2,902
Arch Coal, Inc. (Coal)	1,326	6,391
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,248	7,862
Argo Group International Holdings, Ltd. (Insurance)	156	7,160
Arkansas Best Corp. (Transportation)	156	5,764
Armada Hoffler Properties, Inc. (REIT)	156	1,566
ARMOUR Residential REIT, Inc. (REIT)	2,145	8,837
ArQule, Inc.* (Biotechnology)	624	1,279
Array BioPharma, Inc.* (Pharmaceuticals)	780	3,666
ARRIS Group, Inc.* (Telecommunications)	663	18,684
ArthroCare Corp.* (Healthcare - Products)	156	7,518
Aruba Networks, Inc.* (Telecommunications)	663	12,431
Asbury Automotive Group, Inc.* (Retail)	195	10,785
Ashford Hospitality Trust (REIT)	351	3,956
Aspen Technology, Inc.* (Software)	507	21,478
Associated Estates Realty Corp. (REIT)	312	5,285
Astec Industries, Inc. (Machinery - Construction & Mining)	117	5,137
Astoria Financial Corp. (Savings & Loans)	546	7,545
athenahealth, Inc.* (Software)	195	31,247
Atlantic Power Corp. (Electric)	819	2,375
Atlas Air Worldwide Holdings, Inc.* (Transportation)	156	5,502
ATMI, Inc.* (Semiconductors)	195	6,632
Atricure, Inc.* (Healthcare - Products)	195	3,668
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	312	8,480
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	936	3,435
Aveo Phamaceuticals, Inc.* (Commercial Services)	546	816
AVG Technologies N.V.* (Software)	156	3,270
Aviat Networks, Inc.* (Telecommunications)	585	930
Avista Corp. (Electric)	351	10,758
Axcelis Technologies, Inc.* (Semiconductors)	975	2,096
Axiall Corp. (Chemicals)	390	17,519
AZZ, Inc. (Miscellaneous Manufacturing)	156	6,970
B&G Foods, Inc. - Class A (Food)	312	9,394
Balchem Corp. (Chemicals)	156	8,131
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	195	5,150
Bancorp, Inc.* (Banks)	234	4,402
BancorpSouth, Inc. (Banks)	546	13,628
Bank Mutual Corp. (Savings & Loans)	351	2,225
Bank of the Ozarks, Inc. (Banks)	195	13,272
BankFinancial Corp. (Savings & Loans)	195	1,946
Bankrate, Inc.* (Internet)	312	5,285
Banner Corp. (Banks)	117	4,822
Barnes & Noble, Inc.* (Retail)	273	5,706
Barnes Group, Inc. (Miscellaneous Manufacturing)	312	12,003
Basic Energy Services, Inc.* (Oil & Gas Services)	234	6,414
Bazaarvoice, Inc.* (Internet)	312	2,278
BBCN Bancorp, Inc. (Banks)	468	8,021
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	273	10,554
Beazer Homes USA, Inc.* (Home Builders)	156	3,132
bebe Stores, Inc. (Retail)	312	1,909
Belden, Inc. (Electrical Components & Equipment)	234	16,286
Benchmark Electronics, Inc.* (Electronics)	312	7,067
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	234	3,086
Berkshire Hills Bancorp, Inc. (Savings & Loans)	156	4,037
Berry Plastics Group, Inc.* (Packaging & Containers)	312	7,223
BGC Partners, Inc. - Class A (Diversified Financial Services)	780	5,101
Bill Barrett Corp.* (Oil & Gas)	273	6,989
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	351	2,962
BIOLASE, Inc.* (Healthcare - Products)	351	846
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	156	4,318
BioScrip, Inc.* (Pharmaceuticals)	351	2,450
Biotime, Inc.* (Biotechnology)	390	1,283
BJ’s Restaurants, Inc.* (Retail)	156	5,103
Black Diamond, Inc.* (Leisure Time)	195	2,385
Black Hills Corp. (Electric)	234	13,490
Blackbaud, Inc. (Software)	273	8,545
BlackRock Kelso Capital Corp. (Investment Companies)	468	4,292
Bloomin Brands, Inc.* (Retail)	312	7,519

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Blount International, Inc.* (Miscellaneous Manufacturing)	312	$3,713
Blucora, Inc.* (Internet)	273	5,375
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	507	659
Bob Evans Farms, Inc. (Retail)	156	7,805
Boingo Wireless, Inc.* (Internet)	195	1,322
Bonanza Creek Energy, Inc.* (Oil & Gas)	156	6,926
Boston Private Financial Holdings, Inc. (Banks)	468	6,332
Bottomline Technologies, Inc.* (Software)	234	8,225
Boulder Brands, Inc.* (Food)	390	6,872
Boyd Gaming Corp.* (Lodging)	351	4,633
BPZ Resources, Inc.* (Oil & Gas)	1,014	3,225
Brady Corp. - Class A (Electronics)	273	7,412
Bravo Brio Restaurant Group, Inc.* (Retail)	156	2,201
Briggs & Stratton Corp. (Machinery - Diversified)	273	6,074
Brightcove, Inc.* (Internet)	234	2,300
Bristow Group, Inc. (Transportation)	195	14,726
BroadSoft, Inc.* (Internet)	156	4,170
Brookline Bancorp, Inc. (Savings & Loans)	468	4,409
Brooks Automation, Inc. (Semiconductors)	429	4,689
Brown Shoe Co., Inc. (Retail)	273	7,245
Brunswick Corp. (Leisure Time)	507	22,962
Buffalo Wild Wings, Inc.* (Retail)	117	17,422
Builders FirstSource, Inc.* (Building Materials)	351	3,198
C&J Energy Services, Inc.* (Oil & Gas Services)	273	7,961
Cabot Microelectronics Corp.* (Semiconductors)	156	6,864
CACI International, Inc.* - Class A (Computers)	117	8,635
Caesars Entertainment Corp.* (Lodging)	234	4,448
Cal Dive International, Inc.* (Oil & Gas Services)	858	1,459
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	156	2,017
Calamp Corp.* (Telecommunications)	234	6,522
Calgon Carbon Corp.* (Environmental Control)	312	6,811
California Water Service Group (Water)	273	6,536
Calix, Inc.* (Telecommunications)	273	2,301
Callaway Golf Co. (Leisure Time)	468	4,783
Callidus Software, Inc.* (Software)	312	3,906
Callon Petroleum Co.* (Oil & Gas)	429	3,591
Cambrex Corp.* (Biotechnology)	195	3,680
Campus Crest Communities, Inc. (REIT)	390	3,385
Cantel Medical Corp. (Healthcare - Products)	156	5,260
Capital Bank Financial Corp.* - Class A (Banks)	156	3,917
Capital Senior Living Corp.* (Healthcare - Services)	195	5,068
Capitol Federal Financial, Inc. (Savings & Loans)	858	10,767
Capstead Mortgage Corp. (REIT)	546	6,912
Capstone Turbine Corp.* (Electrical Components & Equipment)	2,223	4,735
CARBO Ceramics, Inc. (Oil & Gas Services)	117	16,145
Cardinal Financial Corp. (Banks)	195	3,477
Cardiovascular System, Inc.* (Healthcare - Products)	156	4,959
Cardtronics, Inc.* (Commercial Services)	273	10,606
Career Education Corp.* (Commercial Services)	546	4,073
Carrizo Oil & Gas, Inc.* (Oil & Gas)	234	12,510
Carrols Restaurant Group, Inc.* (Retail)	234	1,678
Casella Waste System, Inc.* - Class A (Environmental Control)	390	1,993
Casey’s General Stores, Inc. (Retail)	195	13,180
Cash America International, Inc. (Diversified Financial Services)	156	6,040
Cathay Bancorp, Inc. (Banks)	468	11,789
Cavium, Inc.* (Semiconductors)	273	11,938
Cbeyond, Inc.* (Telecommunications)	234	1,697
CBIZ, Inc.* (Commercial Services)	312	2,858
Cedar Realty Trust, Inc. (REIT)	507	3,098
Celadon Group, Inc. (Transportation)	156	3,750
Cell Therapeutics, Inc.* (Biotechnology)	1,248	4,243
Celldex Therapeutics, Inc.* (Biotechnology)	468	8,270
Centene Corp.* (Healthcare - Services)	312	19,421
Centerstate Banks, Inc. (Banks)	234	2,555
Central European Media Enterprises, Ltd.* - Class A (Media)	624	1,835
Central Garden & Pet Co.* - Class A (Household Products/Wares)	312	2,580
Central Pacific Financial Corp. (Banks)	156	3,151
Century Aluminum Co.* (Mining)	351	4,637
Cenveo, Inc.* (Commercial Services)	624	1,897
Cepheid, Inc.* (Healthcare - Products)	390	20,116
Cerus Corp.* (Healthcare - Products)	546	2,621
CEVA, Inc.* (Semiconductors)	156	2,739
Chambers Street Properties (REIT)	1,404	10,909
Chart Industries, Inc.* (Machinery - Diversified)	156	12,410
Charter Financial Corp. (Savings & Loans)	195	2,108
Checkpoint Systems, Inc.* (Electronics)	273	3,664
Chelsea Therapeutics International, Ltd.* (Biotechnology)	663	3,660
Chemed Corp. (Commercial Services)	117	10,466
Chemical Financial Corp. (Banks)	156	5,062
Chemocentryx, Inc.* (Pharmaceuticals)	195	1,293
Chemtura Corp.* (Chemicals)	546	13,808
Chesapeake Lodging Trust (REIT)	273	7,024
Chiquita Brands International, Inc.* (Food)	312	3,884
Christopher & Banks Corp.* (Retail)	312	2,062
CIBER, Inc.* (Computers)	585	2,679
Ciena Corp.* (Telecommunications)	585	13,303
Cincinnati Bell, Inc.* (Telecommunications)	1,326	4,588
Cirrus Logic, Inc.* (Semiconductors)	390	7,749
Citizens, Inc.* (Insurance)	351	2,597
Clarcor, Inc. (Miscellaneous Manufacturing)	273	15,656
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	429	3,835
Clearwater Paper Corp.* (Forest Products & Paper)	117	7,332

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cleco Corp. (Electric)	351	$17,755
Cloud Peak Energy, Inc.* (Coal)	351	7,420
CNO Financial Group, Inc. (Insurance)	1,209	21,883
CoBiz Financial, Inc. (Banks)	273	3,145
Coeur d’Alene Mines Corp.* (Mining)	585	5,435
Cogent Communications Group, Inc. (Internet)	273	9,700
Cognex Corp.* (Machinery - Diversified)	468	15,846
Cohen & Steers, Inc. (Diversified Financial Services)	117	4,662
Coherent, Inc.* (Electronics)	156	10,194
Cohu, Inc. (Semiconductors)	195	2,094
Colony Financial, Inc. (REIT)	390	8,561
Columbia Banking System, Inc. (Banks)	312	8,898
Columbus McKinnon Corp.* (Machinery - Diversified)	117	3,135
Comfort Systems USA, Inc. (Building Materials)	234	3,566
Commercial Metals Co. (Iron/Steel)	663	12,517
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	234	2,134
Community Bank System, Inc. (Banks)	234	9,131
CommVault Systems, Inc.* (Software)	273	17,731
comScore, Inc.* (Internet)	234	7,673
Comstock Resources, Inc. (Oil & Gas)	312	7,129
Comverse, Inc.* (Telecommunications)	156	5,394
CONMED Corp. (Healthcare - Products)	156	6,778
Conn’s, Inc.* (Retail)	117	4,545
Consolidated Communications Holdings, Inc. (Telecommunications)	234	4,682
Constant Contact, Inc.* (Internet)	195	4,770
Convergys Corp. (Commercial Services)	585	12,817
Conversant, Inc.* (Software)	429	12,076
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	351	8,529
Corcept Therapeutics, Inc.* (Pharmaceuticals)	663	2,891
CoreSite Realty Corp. (REIT)	117	3,627
Corinthian Colleges, Inc.* (Commercial Services)	741	1,023
Cornerstone OnDemand, Inc.* (Software)	234	11,202
Coronado Biosciences, Inc.* (Biotechnology)	195	386
CoStar Group, Inc.* (Commercial Services)	156	29,131
Cousins Properties, Inc. (REIT)	624	7,157
Cowen Group, Inc.* - Class A (Diversified Financial Services)	741	3,268
Cracker Barrel Old Country Store, Inc. (Retail)	117	11,377
Crawford & Co. (Insurance)	273	2,978
Cray, Inc.* (Computers)	234	8,733
Crocs, Inc.* (Apparel)	507	7,909
Cross Country Healthcare, Inc.* (Commercial Services)	273	2,203
Crown Media Holdings, Inc.* (Media)	468	1,797
CryoLife, Inc. (Healthcare - Products)	273	2,719
CSG Systems International, Inc. (Software)	195	5,078
CTS Corp. (Electronics)	234	4,886
CubeSmart (REIT)	741	12,716
Cubic Corp. (Aerospace/Defense)	117	5,975
Cumulus Media, Inc.* - Class A (Media)	624	4,312
Curis, Inc.* (Biotechnology)	663	1,870
Curtiss-Wright Corp. (Aerospace/Defense)	273	17,346
Customers Bancorp, Inc.* (Banks)	156	3,256
CVB Financial Corp. (Banks)	546	8,680
Cyberonics, Inc.* (Healthcare - Products)	156	10,179
Cynosure, Inc.* - Class A (Healthcare - Products)	117	3,428
Cypress Semiconductor Corp. (Semiconductors)	858	8,812
CyrusOne, Inc. (Internet)	156	3,249
CYS Investments, Inc. (REIT)	1,014	8,376
Cytokinetics, Inc.* (Biotechnology)	195	1,853
Cytori Therapeutics, Inc.* (Pharmaceuticals)	663	1,790
Daktronics, Inc. (Home Furnishings)	273	3,928
Dana Holding Corp. (Auto Parts & Equipment)	819	19,058
Darling International, Inc.* (Environmental Control)	663	13,273
DCT Industrial Trust, Inc. (REIT)	1,638	12,907
DealerTrack Holdings, Inc.* (Internet)	234	11,510
Delek US Holdings, Inc. (Oil & Gas)	234	6,795
Deluxe Corp. (Commercial Services)	273	14,324
Demand Media, Inc.* (Media)	312	1,513
Dendreon Corp.* (Biotechnology)	1,014	3,032
Denny’s Corp.* (Retail)	624	4,012
DepoMed, Inc.* (Pharmaceuticals)	429	6,221
Destination XL Group, Inc.* (Retail)	351	1,980
Dexcom, Inc.* (Healthcare - Products)	390	16,130
DFC Global Corp.* (Diversified Financial Services)	273	2,411
Diamond Foods, Inc.* (Food)	156	5,449
DiamondRock Hospitality Co. (REIT)	1,092	12,831
Dice Holdings, Inc.* (Internet)	273	2,037
Digi International, Inc.* (Software)	195	1,979
Digital River, Inc.* (Software)	234	4,079
DigitalGlobe, Inc.* (Telecommunications)	429	12,446
Dime Community Bancshares, Inc. (Savings & Loans)	195	3,311
Diodes, Inc.* (Semiconductors)	234	6,112
Doral Financial Corp.* (Diversified Financial Services)	39	339
Dorman Products, Inc.* (Auto Parts & Equipment)	156	9,213
Douglas Dynamics, Inc. (Auto Parts & Equipment)	156	2,718
Drew Industries, Inc. (Building Materials)	156	8,455
DSP Group, Inc.* (Semiconductors)	195	1,685
DuPont Fabros Technology, Inc. (REIT)	351	8,449
Dyax Corp.* (Pharmaceuticals)	780	7,004
Dycom Industries, Inc.* (Engineering & Construction)	195	6,164
Dynavax Technologies Corp.* (Biotechnology)	1,638	2,948
Dynegy, Inc.* (Electric)	546	13,617
Dynex Capital, Inc. (REIT)	351	3,141
E.W. Scripps Co.* - Class A (Media)	195	3,455
Eagle Bancorp, Inc. (Banks)	156	5,632
EarthLink Holdings Corp. (Telecommunications)	663	2,393

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EastGroup Properties, Inc. (REIT)	156	$9,814
Ebix, Inc. (Software)	234	3,994
Education Management Corp.* (Commercial Services)	234	1,140
Education Realty Trust, Inc. (REIT)	663	6,544
eHealth, Inc.* (Insurance)	117	5,944
El Paso Electric Co. (Electric)	234	8,361
Electro Rent Corp. (Commercial Services)	156	2,744
Electro Scientific Industries, Inc. (Electronics)	195	1,921
Electronics for Imaging, Inc.* (Computers)	273	11,824
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	156	4,604
Ellie Mae, Inc.* (Diversified Financial Services)	156	4,499
EMCOR Group, Inc. (Engineering & Construction)	390	18,248
Emerald Oil, Inc.* (Oil & Gas)	312	2,097
Emergent Biosolutions, Inc.* (Biotechnology)	195	4,928
Emeritus Corp.* (Healthcare - Services)	234	7,357
Empire District Electric Co. (Electric)	273	6,639
Employers Holdings, Inc. (Insurance)	195	3,945
Emulex Corp.* (Semiconductors)	585	4,323
Encore Capital Group, Inc.* (Diversified Financial Services)	156	7,129
Encore Wire Corp. (Electrical Components & Equipment)	117	5,676
Endeavour International Corp.* (Oil & Gas)	468	1,521
Endocyte, Inc.* (Pharmaceuticals)	195	4,643
Endologix, Inc.* (Healthcare - Products)	390	5,019
Energy Recovery, Inc.* (Environmental Control)	390	2,074
Energy XXI (Bermuda), Ltd. (Oil & Gas)	468	11,030
EnerNOC, Inc.* (Electric)	195	4,345
EnerSys (Electrical Components & Equipment)	273	18,916
Ennis, Inc. (Commercial Services)	195	3,231
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	117	8,502
Entegris, Inc.* (Semiconductors)	819	9,918
Entercom Communications Corp.* - Class A (Media)	195	1,964
Entravision Communications Corp. - Class A (Media)	390	2,613
Entropic Communications, Inc.* (Semiconductors)	624	2,552
Envestnet, Inc.* (Software)	156	6,268
Enzon Pharmaceuticals, Inc. (Biotechnology)	624	643
EPAM Systems, Inc.* (Software)	156	5,132
EPIQ Systems, Inc. (Software)	234	3,189
EPL Oil & Gas, Inc.* (Oil & Gas)	195	7,527
EPR Properties (REIT)	273	14,576
Equal Energy, Ltd. (Oil & Gas)	351	1,608
Equity One, Inc. (REIT)	351	7,841
Era Group, Inc.* (Transportation)	117	3,429
ESCO Technologies, Inc. (Electronics)	156	5,490
Esterline Technologies Corp.* (Aerospace/Defense)	156	16,620
Ethan Allen Interiors, Inc. (Home Furnishings)	156	3,970
Euronet Worldwide, Inc.* (Commercial Services)	273	11,354
EverBank Financial Corp. (Savings & Loans)	468	9,234
Evercore Partners, Inc. - Class A (Diversified Financial Services)	195	10,774
EVERTEC, Inc. (Commercial Services)	195	4,817
Exact Sciences Corp.* (Biotechnology)	390	5,526
ExamWorks Group, Inc.* (Commercial Services)	195	6,827
Exar Corp.* (Semiconductors)	273	3,262
Excel Trust, Inc. (REIT)	312	3,956
EXCO Resources, Inc. (Oil & Gas)	819	4,586
Exelixis, Inc.* (Biotechnology)	1,131	4,004
ExlService Holdings, Inc.* (Commercial Services)	195	6,027
Express, Inc.* (Retail)	468	7,432
Exterran Holdings, Inc. (Oil & Gas Services)	312	13,691
Extreme Networks, Inc.* (Telecommunications)	702	4,072
EZCORP, Inc.* - Class A (Retail)	312	3,366
F.N.B. Corp. (Banks)	819	10,975
Fabrinet* (Miscellaneous Manufacturing)	195	4,050
Fair Isaac Corp. (Software)	195	10,787
Fairpoint Communications, Inc.* (Telecommunications)	195	2,652
Federal Signal Corp.* (Miscellaneous Manufacturing)	390	5,811
FEI Co. (Electronics)	195	20,088
FelCor Lodging Trust, Inc. (REIT)	780	7,051
Female Health Co. (Healthcare - Products)	195	1,513
Ferro Corp.* (Chemicals)	468	6,393
Fiesta Restaurant Group, Inc.* (Retail)	117	5,334
Fifth Street Finance Corp. (Investment Companies)	702	6,641
Financial Engines, Inc. (Diversified Financial Services)	273	13,863
Finisar Corp.* (Telecommunications)	546	14,475
First American Financial Corp. (Insurance)	585	15,532
First Bancorp* (Banks)	468	2,546
First Bancorp (Banks)	156	2,964
First Busey Corp. (Banks)	546	3,167
First Cash Financial Services, Inc.* (Retail)	156	7,872
First Commonwealth Financial Corp. (Banks)	624	5,641
First Financial Bancorp (Banks)	351	6,311
First Financial Bankshares, Inc. (Banks)	195	12,049
First Industrial Realty Trust, Inc. (REIT)	624	12,056
First Merchants Corp. (Banks)	195	4,220
First Midwest Bancorp, Inc. (Banks)	429	7,327
First Potomac Realty Trust (REIT)	351	4,535
First Security Group, Inc.* (Banks)	663	1,379
FirstMerit Corp. (Banks)	897	18,684
Five Below, Inc.* (Retail)	195	8,284
Five Star Quality Care, Inc.* (Healthcare - Services)	351	1,706
Flagstar BanCorp, Inc.* (Savings & Loans)	156	3,466

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Flotek Industries, Inc.* (Oil & Gas Services)	312	$8,689
Fluidigm Corp.* (Electronics)	156	6,875
Flushing Financial Corp. (Savings & Loans)	195	4,109
Forest Oil Corp.* (Oil & Gas)	819	1,564
Forestar Group, Inc.* (Real Estate)	234	4,165
FormFactor, Inc.* (Semiconductors)	390	2,492
Forum Energy Technologies, Inc.* (Oil & Gas Services)	234	7,249
Forward Air Corp. (Transportation)	195	8,991
Francesca’s Holdings Corp.* (Retail)	273	4,952
Franklin Electric Co., Inc. (Hand/Machine Tools)	273	11,608
Franklin Street Properties Corp. (REIT)	546	6,880
Fred’s, Inc. - Class A (Retail)	234	4,214
Fresh Del Monte Produce, Inc. (Food)	234	6,451
Frontline, Ltd.* (Transportation)	663	2,606
FTI Consulting, Inc.* (Commercial Services)	234	7,802
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	1,365	3,385
Fuller (H.B.) Co. (Chemicals)	273	13,180
Furmanite Corp.* (Metal Fabricate/Hardware)	312	3,064
Fusion-IO, Inc.* (Computers)	468	4,923
FutureFuel Corp. (Energy - Alternate Sources)	156	3,167
FX Energy, Inc.* (Oil & Gas)	507	1,693
FXCM, Inc. (Diversified Financial Services)	234	3,456
G & K Services, Inc. - Class A (Textiles)	117	7,157
Galena Biopharma, Inc.* (Biotechnology)	780	1,950
GasLog, Ltd. (Transportation)	195	4,542
Gastar Exploration, Inc.* (Oil & Gas)	585	3,200
GenCorp, Inc.* (Aerospace/Defense)	351	6,413
Generac Holdings, Inc. (Electrical Components & Equipment)	273	16,098
General Cable Corp. (Electrical Components & Equipment)	273	6,992
General Communication, Inc.* - Class A (Telecommunications)	273	3,115
General Moly, Inc.* (Mining)	702	695
Genesco, Inc.* (Retail)	156	11,633
GenMark Diagnostics, Inc.* (Healthcare - Products)	234	2,326
Gentherm, Inc.* (Auto Parts & Equipment)	234	8,124
Gentiva Health Services, Inc.* (Healthcare - Services)	234	2,134
Geron Corp.* (Biotechnology)	1,170	2,434
Getty Realty Corp. (REIT)	156	2,947
GFI Group, Inc. (Diversified Financial Services)	546	1,938
Gibraltar Industries, Inc.* (Building Materials)	195	3,680
Glacier Bancorp, Inc. (Banks)	429	12,471
Gladstone Capital Corp. (Investment Companies)	195	1,966
Gladstone Investment Corp. (Private Equity)	234	1,935
Glatfelter (Forest Products & Paper)	273	7,431
Glimcher Realty Trust (REIT)	819	8,215
Global Cash Access Holdings, Inc.* (Commercial Services)	468	3,210
Global Eagle Entertainment, Inc.* (Internet)	195	3,077
Global Sources, Ltd.* (Internet)	195	1,747
Globe Specialty Metals, Inc. (Mining)	390	8,120
Globus Med, Inc.* - Class A (Healthcare - Products)	312	8,297
Glu Mobile, Inc.* (Software)	624	2,958
Gold Resource Corp. (Mining)	273	1,305
Golub Capital BDC, Inc. (Investment Companies)	234	4,175
Goodrich Petroleum Corp.* (Oil & Gas)	195	3,085
Government Properties Income Trust (REIT)	312	7,862
GrafTech International, Ltd.* (Electrical Components & Equipment)	702	7,666
Gramercy Property Trust, Inc. (REIT)	468	2,415
Grand Canyon Education, Inc.* (Commercial Services)	273	12,749
Granite Construction, Inc. (Engineering & Construction)	234	9,344
Graphic Packaging Holding Co.* (Packaging & Containers)	1,209	12,283
Gray Television, Inc.* (Media)	351	3,640
Great Lakes Dredge & Dock Co.* (Commercial Services)	390	3,561
Greatbatch, Inc.* (Healthcare - Products)	156	7,164
Green Dot Corp.* - Class A (Commercial Services)	156	3,047
Green Plains Renewable Energy (Energy - Alternate Sources)	195	5,842
Greenhill & Co., Inc. (Diversified Financial Services)	156	8,109
Greenlight Capital Re, Ltd.* - Class A (Insurance)	195	6,396
Griffon Corp. (Building Materials)	312	3,725
Group 1 Automotive, Inc. (Retail)	117	7,682
GSI Group, Inc.* (Electronics)	234	3,056
GSI Technology, Inc.* (Semiconductors)	234	1,617
GSV Capital Corp.* (Private Equity)	195	1,977
GT Advanced Technologies, Inc.* (Semiconductors)	819	13,964
GTx, Inc.* (Biotechnology)	234	358
Guidewire Software, Inc.* (Software)	234	11,478
GulfMark Offshore, Inc. - Class A (Transportation)	156	7,011
H&E Equipment Services, Inc.* (Commercial Services)	195	7,888
Hackett Group, Inc. (Commercial Services)	273	1,633
Haemonetics Corp.* (Healthcare - Products)	273	8,897
Halcon Resources Corp.* (Oil & Gas)	1,209	5,235
Halozyme Therapeutics, Inc.* (Biotechnology)	585	7,430
Hampton Roads Bankshares, Inc.* (Banks)	702	1,116
Hancock Holding Co. (Banks)	468	17,151
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	195	6,568
Hanmi Financial Corp. (Banks)	195	4,544

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Harbinger Group, Inc.* (Holding Companies - Diversified)	273		$3,339
Harmonic, Inc.* (Telecommunications)	702		5,012
Harte-Hanks, Inc. (Advertising)	312		2,758
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	—	(a)	2
Harvard Bioscience, Inc.* (Biotechnology)	273		1,294
Haverty Furniture Cos., Inc. (Retail)	117		3,475
Hawaiian Holdings, Inc.* (Airlines)	390		5,444
Headwaters, Inc.* (Building Materials)	468		6,182
Healthcare Realty Trust, Inc. (REIT)	507		12,244
Healthcare Services Group, Inc. (Commercial Services)	390		11,333
HealthSouth Corp. (Healthcare - Services)	468		16,815
HealthStream, Inc.* (Internet)	117		3,124
Healthways, Inc.* (Healthcare - Services)	234		4,011
Heartland Express, Inc. (Transportation)	312		7,079
Heartland Payment Systems, Inc. (Commercial Services)	195		8,083
Hecla Mining Co. (Mining)	2,028		6,226
HEICO Corp. (Aerospace/Defense)	390		23,463
Helen of Troy, Ltd.* (Household Products/Wares)	195		13,500
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	585		13,443
Hercules Offshore, Inc.* (Oil & Gas)	936		4,296
Hercules Technology Growth Capital, Inc. (Private Equity)	390		5,488
Heritage Commerce Corp. (Banks)	195		1,572
Heritage Oaks Bancorp* (Banks)	234		1,891
Herman Miller, Inc. (Office Furnishings)	351		11,278
Hersha Hospitality Trust (REIT)	1,209		7,048
HFF, Inc. - Class A (Real Estate)	195		6,554
Hibbett Sports, Inc.* (Retail)	156		8,249
Higher One Holdings, Inc.* (Diversified Financial Services)	234		1,692
Highwoods Properties, Inc. (REIT)	468		17,976
Hillenbrand, Inc. (Miscellaneous Manufacturing)	312		10,087
Hilltop Holdings, Inc.* (Insurance)	390		9,278
Hittite Microwave Corp. (Semiconductors)	195		12,293
HMS Holdings Corp.* (Commercial Services)	507		9,658
HNI Corp. (Office Furnishings)	273		9,981
Home Bancshares, Inc. (Banks)	273		9,397
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	312		6,739
HomeTrust Bancshares, Inc.* (Savings & Loans)	156		2,462
Horace Mann Educators Corp. (Insurance)	234		6,786
Horizon Pharma, Inc.* (Holding Companies - Diversified)	546		8,255
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	195		8,153
Horsehead Holding Corp.* (Mining)	273		4,592
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	702		3,321
HSN, Inc. (Retail)	195		11,647
Hub Group, Inc.* - Class A (Transportation)	234		9,358
Hudson Pacific Properties, Inc. (REIT)	273		6,298
Huron Consulting Group, Inc.* (Commercial Services)	156		9,887
Hutchinson Technology, Inc.* (Computers)	273		773
IBERIABANK Corp. (Banks)	156		10,943
ICF International, Inc.* (Commercial Services)	117		4,658
ICG Group, Inc.* (Internet)	273		5,575
Iconix Brand Group, Inc.* (Apparel)	312		12,252
IDACORP, Inc. (Electric)	273		15,143
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	741		4,468
iGATE Corp.* (Computers)	234		7,380
II-VI, Inc.* (Electronics)	312		4,814
Imation Corp.* (Computers)	351		2,025
Immersion Corp.* (Computers)	195		2,057
ImmunoGen, Inc.* (Biotechnology)	507		7,570
Immunomedics, Inc.* (Biotechnology)	507		2,134
Impax Laboratories, Inc.* (Pharmaceuticals)	390		10,304
Imperva, Inc.* (Software)	117		6,517
Incontact, Inc.* (Software)	390		3,744
Independent Bank Corp. (Banks)	156		6,142
Infinera Corp.* (Telecommunications)	663		6,020
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	312		3,710
Infoblox, Inc.* (Software)	273		5,476
Inland Real Estate Corp. (REIT)	507		5,349
InnerWorkings, Inc.* (Software)	312		2,390
Innophos Holdings, Inc. (Chemicals)	117		6,634
Innospec, Inc. (Chemicals)	156		7,056
Inphi Corp.* (Semiconductors)	195		3,138
Insight Enterprises, Inc.* (Computers)	273		6,855
Insmed, Inc.* (Biotechnology)	195		3,713
Insperity, Inc. (Commercial Services)	156		4,833
Insulet Corp.* (Healthcare - Products)	312		14,795
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	117		5,381
Integrated Device Technology, Inc.* (Semiconductors)	780		9,539
Integrated Silicon Solution, Inc.* (Semiconductors)	195		3,032
Inteliquent, Inc. (Telecommunications)	312		4,533
InterDigital, Inc. (Telecommunications)	234		7,748
Interface, Inc. (Office Furnishings)	351		7,213
InterMune, Inc.* (Biotechnology)	507		16,969
Internap Network Services Corp.* (Internet)	351		2,485
International Bancshares Corp. (Banks)	312		7,825
International Rectifier Corp.* (Semiconductors)	390		10,686
International Speedway Corp. - Class A (Entertainment)	156		5,302
Intersil Corp. - Class A (Semiconductors)	780		10,078
Interval Leisure Group, Inc. (Leisure Time)	234		6,117
Intralinks Holdings, Inc.* (Internet)	312		3,192
Intrepid Potash, Inc.* (Chemicals)	312		4,824
Invacare Corp. (Healthcare - Products)	234		4,462
InvenSense, Inc.* (Electronics)	351		8,308
Invesco Mortgage Capital, Inc. (REIT)	741		12,204
Investment Technology Group, Inc.* (Diversified Financial Services)	234		4,727

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Investors Bancorp, Inc. (Savings & Loans)	273	$7,546
Investors Real Estate Trust (REIT)	624	5,604
ION Geophysical Corp.* (Oil & Gas Services)	819	3,448
Iridium Communications, Inc.* (Telecommunications)	429	3,222
iRobot Corp.* (Home Furnishings)	156	6,404
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	546	6,727
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	624	26,962
Isle of Capri Casinos, Inc.* (Entertainment)	195	1,496
iStar Financial, Inc.* (REIT)	507	7,483
Itron, Inc.* (Electronics)	234	8,316
ITT Educational Services, Inc.* (Commercial Services)	156	4,474
Ixia* (Telecommunications)	351	4,388
IXYS Corp. (Semiconductors)	195	2,213
j2 Global, Inc. (Computers)	273	13,665
Jack in the Box, Inc.* (Retail)	234	13,792
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	156	1,126
Janus Capital Group, Inc. (Diversified Financial Services)	858	9,326
JetBlue Airways Corp.* (Airlines)	1,326	11,523
Jive Software, Inc.* (Software)	234	1,874
John Bean Technologies Corp. (Miscellaneous Manufacturing)	195	6,026
Jos. A. Bank Clothiers, Inc.* (Retail)	156	10,031
Journal Communications, Inc.* - Class A (Media)	312	2,764
K12, Inc.* (Commercial Services)	156	3,533
Kaiser Aluminum Corp. (Mining)	117	8,355
Kaman Corp. - Class A (Aerospace/Defense)	156	6,346
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	468	13,497
Kate Spade & Co.* (Apparel)	663	24,591
KB Home (Home Builders)	468	7,951
KCAP Financial, Inc. (Investment Companies)	195	1,689
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	351	4,187
Kelly Services, Inc. - Class A (Commercial Services)	195	4,627
KEMET Corp.* (Electronics)	390	2,266
Kennedy-Wilson Holdings, Inc. (Real Estate)	312	7,023
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	507	8,639
Key Energy Services, Inc.* (Oil & Gas Services)	936	8,649
Kforce, Inc. (Commercial Services)	195	4,157
Kimball International, Inc. - Class B (Home Furnishings)	234	4,238
Kindred Healthcare, Inc. (Healthcare - Services)	351	8,220
Kior, Inc.* - Class A (Energy - Alternate Sources)	351	201
Kite Realty Group Trust (REIT)	585	3,510
Knight Transportation, Inc. (Transportation)	351	8,119
Knightsbridge Tankers, Ltd. (Transportation)	234	3,171
Knoll, Inc. (Office Furnishings)	312	5,675
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,482	17,990
Kopin Corp.* (Semiconductors)	546	2,064
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	117	4,824
Korn/Ferry International* (Commercial Services)	312	9,288
Kraton Performance Polymers, Inc.* (Chemicals)	195	5,097
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	351	2,647
Krispy Kreme Doughnuts, Inc.* (Retail)	390	6,915
L&L Energy, Inc.*+^ (Coal)	390	—
Laclede Group, Inc. (Gas)	195	9,194
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	975	2,945
Lakeland Bancorp, Inc. (Banks)	234	2,633
Lancaster Colony Corp. (Food)	117	11,632
Landec Corp.* (Chemicals)	195	2,176
LaSalle Hotel Properties (REIT)	546	17,095
Lattice Semiconductor Corp.* (Semiconductors)	741	5,809
Layne Christensen Co.* (Engineering & Construction)	156	2,838
La-Z-Boy, Inc. (Home Furnishings)	312	8,455
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	390	2,925
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,521	2,631
Lexington Realty Trust (REIT)	936	10,212
Libbey, Inc.* (Housewares)	156	4,056
Life Time Fitness, Inc.* (Leisure Time)	234	11,255
LifeLock, Inc.* (Commercial Services)	390	6,673
Lifevantage Corp.* (Pharmaceuticals)	897	1,175
Limelight Networks, Inc.* (Internet)	585	1,275
Lincoln Educational Services Corp. (Commercial Services)	273	1,029
Lionbridge Technologies, Inc.* (Internet)	546	3,664
Liquidity Services, Inc.* (Internet)	156	4,064
Lithia Motors, Inc. - Class A (Retail)	117	7,776
Littelfuse, Inc. (Electrical Components & Equipment)	117	10,956
Live Nation, Inc.* (Commercial Services)	780	16,965
LivePerson, Inc.* (Computers)	351	4,237
LogMeIn, Inc.* (Telecommunications)	156	7,003
Louisiana-Pacific Corp.* (Building Materials)	780	13,158
LSB Industries, Inc.* (Miscellaneous Manufacturing)	117	4,378
LSI Industries, Inc. (Building Materials)	195	1,597
LTC Properties, Inc. (REIT)	195	7,338
LTX-Credence Corp.* (Semiconductors)	351	3,127
Luby’s, Inc.* (Retail)	195	1,201
Lumber Liquidators Holdings, Inc.* (Retail)	156	14,634
Luminex Corp.* (Healthcare - Products)	234	4,238
M.D.C. Holdings, Inc. (Home Builders)	234	6,618
M/I Schottenstein Homes, Inc.* (Home Builders)	156	3,498
Macatawa Bank Corp. (Banks)	273	1,376

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Magellan Health Services, Inc.* (Healthcare - Services)	156	$9,259
magicJack VocalTec, Ltd.* (Internet)	156	3,312
Magnum Hunter Resources Corp.* (Oil & Gas)	1,092	9,282
Maiden Holdings, Ltd. (Insurance)	312	3,894
Main Street Capital Corp. (Investment Companies)	195	6,408
Mainsource Financial Group, Inc. (Banks)	156	2,668
Manhattan Associates, Inc.* (Computers)	468	16,393
MannKind Corp.* (Pharmaceuticals)	897	3,606
ManTech International Corp. - Class A (Software)	156	4,588
Marchex, Inc. - Class B (Advertising)	234	2,459
Marcus Corp. (Lodging)	156	2,605
MarineMax, Inc.* (Retail)	195	2,962
MarketAxess Holdings, Inc. (Diversified Financial Services)	195	11,548
Marriott Vacations Worldwide Corp.* (Entertainment)	156	8,722
Marten Transport, Ltd. (Transportation)	156	3,357
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	468	2,120
Masimo Corp.* (Healthcare - Products)	273	7,456
MasTec, Inc.* (Engineering & Construction)	351	15,247
Matador Resources Co.* (Oil & Gas)	312	7,641
Materion Corp. (Mining)	117	3,970
Matrix Service Co.* (Oil & Gas Services)	195	6,587
Matson, Inc. (Transportation)	273	6,740
Matthews International Corp. - Class A (Commercial Services)	156	6,366
MAXIMUS, Inc. (Commercial Services)	390	17,496
Maxlinear, Inc.* - Class A (Semiconductors)	234	2,218
Maxwell Technologies, Inc.* (Computers)	273	3,527
MB Financial, Inc. (Banks)	312	9,660
MCG Capital Corp. (Investment Companies)	507	1,922
McGrath Rentcorp (Commercial Services)	156	5,454
MDC Partners, Inc. - Class A (Advertising)	234	5,340
Meadowbrook Insurance Group, Inc. (Insurance)	351	2,046
Medallion Financial Corp. (Investment Companies)	156	2,061
MedAssets, Inc.* (Software)	351	8,673
Media General, Inc.* - Class A (Media)	156	2,866
Medical Properties Trust, Inc. (REIT)	858	10,974
Medidata Solutions, Inc.* (Software)	312	16,954
Medley Capital Corp. (Diversified Financial Services)	195	2,654
Mentor Graphics Corp. (Computers)	546	12,022
Mercury Computer Systems, Inc.* (Computers)	234	3,091
Meredith Corp. (Media)	195	9,054
Merge Healthcare, Inc.* (Healthcare - Products)	546	1,332
Meridian Bioscience, Inc. (Healthcare - Products)	234	5,099
Merit Medical Systems, Inc.* (Healthcare - Products)	273	3,904
Meritage Homes Corp.* (Home Builders)	195	8,167
Meritor, Inc.* (Auto Parts & Equipment)	624	7,644
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	585	2,948
Methode Electronics, Inc. (Electronics)	234	7,174
MGE Energy, Inc. (Electric)	156	6,120
MGIC Investment Corp.* (Insurance)	1,833	15,617
Micrel, Inc. (Semiconductors)	312	3,457
Microsemi Corp.* (Semiconductors)	507	12,690
Midstates Pete Co., Inc.* (Oil & Gas)	312	1,672
Midway Gold Corp.* (Mining)	1,365	1,433
Millennial Media, Inc.* (Advertising)	273	1,889
Miller Energy Resources, Inc.* (Oil & Gas)	351	2,064
MiMedx Group, Inc.* (Healthcare - Products)	546	3,347
Minerals Technologies, Inc. (Chemicals)	195	12,589
Mitek System, Inc.* (Computers)	234	906
MKS Instruments, Inc. (Semiconductors)	312	9,326
Mobile Mini, Inc. (Storage/Warehousing)	234	10,146
Modine Manufacturing Co.* (Auto Parts & Equipment)	312	4,571
ModusLink Global Solutions, Inc.* (Internet)	429	1,815
Molina Healthcare, Inc.* (Healthcare - Services)	156	5,859
Molycorp, Inc.* (Mining)	780	3,658
Momenta Pharmaceuticals, Inc.* (Biotechnology)	312	3,635
MoneyGram International, Inc.* (Commercial Services)	156	2,753
Monmouth Real Estate Investment Corp. - Class A (REIT)	312	2,976
Monolithic Power Systems, Inc.* (Semiconductors)	234	9,072
Monotype Imaging Holdings, Inc. (Software)	234	7,053
Monro Muffler Brake, Inc. (Commercial Services)	195	11,092
Monster Worldwide, Inc.* (Commercial Services)	780	5,834
Montpelier Re Holdings, Ltd. (Insurance)	273	8,124
Moog, Inc.* - Class A (Aerospace/Defense)	234	15,329
Morgans Hotel Group Co.* (Lodging)	234	1,881
MoSys, Inc.* (Semiconductors)	429	1,948
Move, Inc.* (Internet)	274	3,162
MSA Safety, Inc. (Machinery - Construction & Mining)	156	8,892
Mueller Industries, Inc. (Metal Fabricate/Hardware)	312	9,357
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	936	8,892
Multimedia Games Holding Co., Inc.* (Entertainment)	195	5,663
MVC Capital, Inc. (Investment Companies)	195	2,642
Myers Industries, Inc. (Miscellaneous Manufacturing)	195	3,884
MYR Group, Inc.* (Engineering & Construction)	156	3,950
Nanometrics, Inc.* (Semiconductors)	156	2,803
Nanosphere, Inc.* (Biotechnology)	429	922
National Bank Holdings Corp. (Holding Companies - Diversified)	312	6,262

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
National CineMedia, Inc. (Entertainment)	351	$5,265
National Health Investors, Inc. (REIT)	156	9,432
National Penn Bancshares, Inc. (Banks)	702	7,336
Natus Medical, Inc.* (Healthcare - Products)	195	5,031
Nautilus, Inc.* (Leisure Time)	234	2,253
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	897	1,659
Navigant Consulting Co.* (Commercial Services)	312	5,822
NBT Bancorp, Inc. (Banks)	273	6,678
NCI Building Systems, Inc.* (Building Materials)	156	2,724
Nektar Therapeutics, Inc.* (Pharmaceuticals)	663	8,036
Nelnet, Inc. - Class A (Diversified Financial Services)	156	6,380
Neogen Corp.* (Pharmaceuticals)	234	10,518
NeoGenomics, Inc.* (Biotechnology)	351	1,218
Neonode, Inc.* (Telecommunications)	234	1,331
NeoPhotonics Corp.* (Telecommunications)	195	1,546
NETGEAR, Inc.* (Telecommunications)	234	7,893
NetScout Systems, Inc.* (Computers)	234	8,794
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	390	6,279
New Jersey Resources Corp. (Gas)	234	11,653
New Mountain Finance Corp. (Investment Companies)	234	3,405
New Residential Investment Corp. (REIT)	1,443	9,336
New York & Co., Inc.* (Retail)	273	1,198
New York Mortgage Trust, Inc. (REIT)	429	3,338
NewBridge Bancorp* (Banks)	234	1,671
Newpark Resources, Inc.* (Oil & Gas Services)	507	5,805
Newport Corp.* (Electronics)	273	5,646
NewStar Financial, Inc.* (Diversified Financial Services)	195	2,703
Nexstar Broadcasting Group, Inc. - Class A (Media)	156	5,853
NGP Capital Resources Co. (Investment Companies)	234	1,582
NIC, Inc. (Internet)	390	7,531
NII Holdings, Inc.* - Class B (Telecommunications)	1,014	1,207
Noranda Aluminum Holding Corp. (Mining)	390	1,603
Nordic American Tankers, Ltd. (Transportation)	429	4,221
Northern Oil & Gas, Inc.* (Oil & Gas)	390	5,702
Northfield BanCorp, Inc. (Savings & Loans)	351	4,514
NorthStar Realty Finance Corp. (REIT)	1,131	18,255
Northwest Bancshares, Inc. (Savings & Loans)	546	7,972
Northwest Natural Gas Co. (Gas)	156	6,866
NorthWestern Corp. (Electric)	234	11,099
Novavax, Inc.* (Biotechnology)	1,053	4,770
NPS Pharmaceuticals, Inc.* (Biotechnology)	585	17,509
Nutrisystem, Inc. (Food)	195	2,939
NuVasive, Inc.* (Healthcare - Products)	273	10,486
Nuverra Environmental Solutions, Inc.* (Environmental Control)	78	1,583
NxStage Medical, Inc.* (Healthcare - Products)	351	4,472
Odyssey Marine Exploration, Inc.* (Commercial Services)	663	1,518
Office Depot, Inc.* (Retail)	2,925	12,080
OFG Bancorp (Banks)	273	4,693
Old National Bancorp (Banks)	585	8,722
Olin Corp. (Chemicals)	468	12,921
OM Group, Inc. (Chemicals)	195	6,478
Omega Protein Corp.* (Pharmaceuticals)	195	2,354
Omeros Corp.* (Biotechnology)	312	3,766
Omnicell, Inc.* (Software)	234	6,697
OmniVision Technologies, Inc.* (Semiconductors)	312	5,522
Omnova Solutions, Inc.* (Chemicals)	351	3,643
On Assignment, Inc.* (Commercial Services)	273	10,535
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	156	2,412
OpenTable, Inc.* (Internet)	117	9,001
Opko Health, Inc.* (Pharmaceuticals)	858	7,997
Oplink Communications, Inc.* (Telecommunications)	156	2,802
OraSure Technologies, Inc.* (Healthcare - Products)	468	3,730
Orbcomm, Inc.* (Telecommunications)	351	2,404
Orbital Sciences Corp.* (Aerospace/Defense)	351	9,793
Orbitz Worldwide, Inc.* (Internet)	195	1,529
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	624	4,056
Orient-Express Hotels, Ltd.* - Class A (Lodging)	546	7,869
Orion Marine Group, Inc.* (Engineering & Construction)	195	2,451
Oritani Financial Corp. (Savings & Loans)	273	4,316
Orthofix International N.V.* (Healthcare - Products)	117	3,528
OSI Systems, Inc.* (Electronics)	117	7,004
Otter Tail Corp. (Electric)	234	7,204
Outerwall, Inc.* (Diversified Financial Services)	156	11,310
Owens & Minor, Inc. (Distribution/Wholesale)	351	12,296
Pacer International, Inc.* (Transportation)	312	2,796
Pacific Boisciences of California, Inc.* (Biotechnology)	507	2,712
Pacific Sunwear of California, Inc.* (Retail)	468	1,390
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	156	10,919
PacWest Bancorp (Banks)	234	10,064
Paramount Gold & Silver Corp.* (Mining)	1,404	1,727
PAREXEL International Corp.* (Commercial Services)	312	16,876
Park Electrochemical Corp. (Electronics)	156	4,660
Park Sterling Corp. (Banks)	351	2,334
Parker Drilling Co.* (Oil & Gas)	780	5,530
Parkervision, Inc.* (Telecommunications)	624	2,995
Parkway Properties, Inc. (REIT)	390	7,118
PDC Energy, Inc.* (Oil & Gas)	156	9,713

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PDF Solutions, Inc.* (Software)	156	$2,835
PDL BioPharma, Inc. (Biotechnology)	819	6,806
Pebblebrook Hotel Trust (REIT)	351	11,853
Pendrell Corp.* (Commercial Services)	1,131	2,070
Penn Virginia Corp.* (Oil & Gas)	429	7,503
PennantPark Investment Corp. (Investment Companies)	429	4,739
Pennsylvania REIT (REIT)	390	7,040
PennyMac Mortgage Investment Trust (REIT)	351	8,389
Penske Automotive Group, Inc. (Retail)	234	10,006
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,326	2,519
Peregrine Semiconductor Corp.* (Semiconductors)	195	1,180
Perficient, Inc.* (Internet)	234	4,240
Performant FINL Corp.* (Commercial Services)	156	1,412
Pericom Semiconductor Corp.* (Semiconductors)	234	1,832
PetMed Express, Inc. (Retail)	156	2,092
PetroQuest Energy, Inc.* (Oil & Gas)	468	2,668
PGT, Inc.* (Building Materials)	273	3,142
PharMerica Corp.* (Pharmaceuticals)	195	5,456
PHH Corp.* (Commercial Services)	351	9,070
Photronics, Inc.* (Semiconductors)	429	3,659
PICO Holdings, Inc.* (Water)	156	4,054
Piedmont Natural Gas Co., Inc. (Gas)	429	15,182
Pier 1 Imports, Inc. (Retail)	546	10,308
Pike Electric Corp.* (Electric)	195	2,098
Pilgrim’s Pride Corp.* (Food)	390	8,159
Pinnacle Entertainment, Inc.* (Entertainment)	351	8,319
Pinnacle Financial Partners, Inc. (Banks)	195	7,311
Pioneer Energy Services Corp.* (Oil & Gas Services)	429	5,556
Planet Payment, Inc.* (Software)	468	1,282
Plantronics, Inc. (Telecommunications)	234	10,401
Platinum Underwriters Holdings, Ltd. (Insurance)	195	11,720
Plexus Corp.* (Electronics)	195	7,814
PLX Technology, Inc.* (Semiconductors)	390	2,360
PMC-Sierra, Inc.* (Semiconductors)	1,170	8,904
PMFG, Inc.* (Miscellaneous Manufacturing)	234	1,397
PNM Resources, Inc. (Electric)	468	12,650
PolyOne Corp. (Chemicals)	546	20,017
Polypore International, Inc.* (Miscellaneous Manufacturing)	273	9,339
Pool Corp. (Distribution/Wholesale)	273	16,740
Popeyes Louisiana Kitchen, Inc.* (Retail)	156	6,340
Portland General Electric Co. (Electric)	429	13,874
Post Holdings, Inc.* (Food)	195	10,748
Potlatch Corp. (REIT)	234	9,053
Power Integrations, Inc. (Semiconductors)	156	10,262
PowerSecure International, Inc.* (Electrical Components & Equipment)	156	3,657
Pozen, Inc. (Pharmaceuticals)	273	2,184
Premiere Global Services, Inc.* (Telecommunications)	312	3,763
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	312	8,502
PRGX Global, Inc.* (Commercial Services)	273	1,892
PriceSmart, Inc. (Retail)	117	11,809
Primerica, Inc. (Insurance)	312	14,698
Primoris Services Corp. (Pipelines)	234	7,015
PrivateBancorp, Inc. (Banks)	390	11,899
Procera Networks, Inc.* (Telecommunications)	156	1,621
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	429	1,755
Progress Software Corp.* (Software)	312	6,802
Proofpoint, Inc.* (Software)	156	5,784
PROS Holdings, Inc.* (Software)	156	4,916
Prospect Capital Corp. (Investment Companies)	1,365	14,742
Prosperity Bancshares, Inc. (Banks)	351	23,218
Provident Financial Services, Inc. (Savings & Loans)	351	6,448
PTC, Inc.* (Software)	663	23,491
Puma Biotechnology, Inc.* (Biotechnology)	117	12,184
QLIK Technologies, Inc.* (Software)	468	12,444
QLogic Corp.* (Semiconductors)	546	6,962
Quad Graphics, Inc. (Commercial Services)	156	3,658
Quality Distribution, Inc.* (Transportation)	195	2,533
Quality Systems, Inc. (Software)	234	3,950
Quanex Building Products Corp. (Building Materials)	234	4,839
Quantum Corp.* (Computers)	1,638	1,998
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	273	17,725
Quicksilver Resources, Inc.* (Oil & Gas)	1,092	2,872
Quidel Corp.* (Healthcare - Products)	195	5,324
Quiksilver, Inc.* (Apparel)	819	6,151
QuinStreet, Inc.* (Internet)	234	1,554
Radian Group, Inc. (Insurance)	975	14,654
RadioShack Corp.* (Retail)	741	1,571
RadiSys Corp.* (Computers)	273	980
RAIT Financial Trust (REIT)	468	3,973
Rambus, Inc.* (Semiconductors)	663	7,127
Ramco-Gershenson Properties Trust (REIT)	351	5,721
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	351	3,510
Raven Industries, Inc. (Miscellaneous Manufacturing)	234	7,664
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	117	7,453
RealD, Inc.* (Computers)	273	3,049
RealNetworks, Inc.* (Internet)	195	1,478
RealPage, Inc.* (Software)	273	4,958
Redwood Trust, Inc. (REIT)	468	9,491
Regis Corp. (Retail)	312	4,274
Renasant Corp. (Banks)	156	4,532
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	156	1,869
Rent-A-Center, Inc. (Commercial Services)	312	8,299
Rentech, Inc.* (Chemicals)	1,521	2,890
Repligen Corp.* (Biotechnology)	273	3,511

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Repros Therapeutics, Inc.* (Pharmaceuticals)	156	$2,767
Republic Airways Holdings, Inc.* (Airlines)	312	2,852
Resolute Energy Corp.* (Oil & Gas)	468	3,370
Resolute Forest Products, Inc.* (Forest Products & Paper)	429	8,619
Resource Capital Corp. (REIT)	780	4,345
Resources Connection, Inc. (Commercial Services)	273	3,847
Retail Opportunity Investments Corp. (REIT)	390	5,827
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	351	1,106
Rex Energy Corp.* (Oil & Gas)	273	5,108
Rexnord Corp.* (Metal Fabricate/Hardware)	195	5,651
RF Micro Devices, Inc.* (Telecommunications)	1,638	12,907
Rigel Pharmaceuticals, Inc.* (Biotechnology)	663	2,572
Rite Aid Corp.* (Retail)	4,095	25,676
RLI Corp. (Insurance)	234	10,352
RLJ Lodging Trust (REIT)	702	18,772
Rockville Financial, Inc. (Savings & Loans)	195	2,650
Rockwell Medical, Inc.* (Healthcare - Products)	390	4,937
Rofin-Sinar Technologies, Inc.* (Electronics)	195	4,672
Rosetta Resources, Inc.* (Oil & Gas)	351	16,351
Roundy’s, Inc. (Retail)	234	1,610
Rouse Properties, Inc. (REIT)	156	2,689
RPX Corp.* (Commercial Services)	195	3,175
RTI Biologics, Inc.* (Biotechnology)	468	1,909
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	195	5,417
Ruby Tuesday, Inc.* (Retail)	390	2,188
Ruckus Wireless, Inc.* (Telecommunications)	273	3,320
Rudolph Technologies, Inc.* (Semiconductors)	234	2,670
Rush Enterprises, Inc.* - Class A (Retail)	195	6,334
Ruth’s Hospitality Group, Inc. (Retail)	234	2,829
Ryman Hospitality Properties, Inc. (REIT)	234	9,950
S&T Bancorp, Inc. (Banks)	195	4,622
Sabra Health Care REIT, Inc. (REIT)	234	6,526
Safeguard Scientifics, Inc.* (Internet)	156	3,460
Saia, Inc.* (Transportation)	156	5,961
Sanchez Energy Corp.* (Oil & Gas)	195	5,778
Sanderson Farms, Inc. (Food)	117	9,183
Sandy Spring Bancorp, Inc. (Banks)	156	3,897
Sangamo Biosciences, Inc.* (Biotechnology)	390	7,051
Sanmina Corp.* (Electronics)	468	8,167
Sapient Corp.* (Internet)	624	10,645
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	195	4,686
ScanSource, Inc.* (Distribution/Wholesale)	156	6,360
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	156	4,501
Scholastic Corp. (Media)	156	5,379
Schulman (A.), Inc. (Chemicals)	195	7,071
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	195	8,305
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	429	1,952
Scientific Games Corp.* - Class A (Entertainment)	312	4,284
Sciquest, Inc.* (Software)	156	4,214
Scorpio Tankers, Inc. (Transportation)	936	9,332
SeaChange International, Inc.* (Software)	234	2,443
Seacoast Banking Corp. of Florida* (Banks)	117	1,287
SEACOR Holdings, Inc.* (Oil & Gas Services)	117	10,111
Select Comfort Corp.* (Home Furnishings)	312	5,641
Select Medical Holdings Corp. (Healthcare - Services)	351	4,370
Selective Insurance Group, Inc. (Insurance)	312	7,276
SemGroup Corp. - Class A (Pipelines)	234	15,369
Semtech Corp.* (Semiconductors)	390	9,883
Sensient Technologies Corp. (Chemicals)	273	15,400
Sequenom, Inc.* (Biotechnology)	780	1,911
ServiceSource International, Inc.* (Commercial Services)	390	3,292
Shenandoah Telecommunications Co. (Telecommunications)	156	5,036
Ship Finance International, Ltd. (Transportation)	312	5,607
ShoreTel, Inc.* (Telecommunications)	507	4,360
Shutterfly, Inc.* (Internet)	195	8,322
SIGA Technologies, Inc.* (Pharmaceuticals)	429	1,330
Sigma Designs, Inc.* (Semiconductors)	312	1,485
Silicon Graphics International Corp.* (Computers)	234	2,874
Silicon Image, Inc.* (Semiconductors)	546	3,767
Simpson Manufacturing Co., Inc. (Building Materials)	234	8,267
Sinclair Broadcast Group, Inc. - Class A (Media)	390	10,565
Skechers U.S.A., Inc.* - Class A (Apparel)	234	8,550
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	195	1,028
SkyWest, Inc. (Airlines)	312	3,981
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	390	5,702
Snyders-Lance, Inc. (Food)	273	7,696
Solar Capital, Ltd. (Investment Companies)	273	5,945
Solazyme, Inc.* (Energy - Alternate Sources)	312	3,622
Sonic Automotive, Inc. - Class A (Retail)	234	5,260
Sonic Corp.* (Retail)	351	7,999
Sonus Networks, Inc.* (Telecommunications)	1,365	4,600
Sotheby’s - Class A (Commercial Services)	390	16,985
South Jersey Industries, Inc. (Gas)	195	10,938
Southwest Bancorp, Inc. (Banks)	156	2,755
Southwest Gas Corp. (Gas)	273	14,592
Sovran Self Storage, Inc. (REIT)	195	14,323
Spansion, Inc.* - Class A (Computers)	312	5,435

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spartan Motors, Inc. (Auto Parts & Equipment)	312	$1,604
Spartan Stores, Inc. (Food)	156	3,621
Spectranetics Corp.* (Healthcare - Products)	234	7,093
Spectrum Brands Holdings, Inc. (Household Products/Wares)	117	9,325
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	429	3,363
Speed Commerce, Inc.* (Distribution/Wholesale)	468	1,704
Spirit Airlines, Inc.* (Airlines)	351	20,849
SS&C Technologies Holdings, Inc.* (Software)	312	12,486
Staar Surgical Co.* (Healthcare - Products)	273	5,132
STAG Industrial, Inc. (REIT)	273	6,579
Stage Stores, Inc. (Retail)	195	4,768
Standard Motor Products, Inc. (Auto Parts & Equipment)	117	4,185
Standard Pacific Corp.* (Home Builders)	858	7,130
Star Scientific, Inc.* (Pharmaceuticals)	1,443	1,132
State Bank Finacial Corp. (Banks)	234	4,139
Steelcase, Inc. - Class A (Office Furnishings)	507	8,421
Stein Mart, Inc. (Retail)	195	2,732
Stepan Co. (Chemicals)	117	7,554
STERIS Corp. (Healthcare - Products)	312	14,898
Sterling Bancorp (Savings & Loans)	312	3,950
Sterling Financial Corp. (Banks)	195	6,499
Steven Madden, Ltd.* (Apparel)	351	12,629
Stewart Information Services Corp. (Insurance)	156	5,480
Stifel Financial Corp.* (Diversified Financial Services)	351	17,467
Stillwater Mining Co.* (Mining)	702	10,397
Stone Energy Corp.* (Oil & Gas)	312	13,095
Stoneridge, Inc.* (Electronics)	195	2,190
Strategic Hotels & Resorts, Inc.* (REIT)	1,053	10,730
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	117	6,997
Summit Hotel Properties, Inc. (REIT)	429	3,981
Sun Bancorp, Inc.* (Banks)	429	1,441
Sun Communities, Inc. (REIT)	195	8,793
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	117	5,067
SunCoke Energy, Inc.* (Coal)	429	9,799
SunEdison, Inc.* (Semiconductors)	1,326	24,983
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	312	2,062
SunPower Corp.* (Electrical Components & Equipment)	234	7,549
Sunstone Hotel Investors, Inc. (REIT)	936	12,851
Super Micro Computer, Inc.* (Computers)	234	4,065
Superior Industries International, Inc. (Auto Parts & Equipment)	156	3,196
SUPERVALU, Inc.* (Food)	1,170	8,003
Support.com, Inc.* (Internet)	429	1,094
Susquehanna Bancshares, Inc. (Banks)	1,053	11,994
Swift Energy Co.* (Oil & Gas)	273	2,937
Swift Transportation Co.* (Transportation)	468	11,583
Swisher Hygiene, Inc.* (Commercial Services)	1,443	649
SWS Group, Inc.* (Diversified Financial Services)	273	2,042
Sykes Enterprises, Inc.* (Computers)	234	4,650
Symetra Financial Corp. (Insurance)	468	9,276
Symmetry Medical, Inc.* (Healthcare - Products)	273	2,746
Synaptics, Inc.* (Computers)	195	11,704
Synchronoss Technologies, Inc.* (Software)	195	6,687
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	585	3,106
Synergy Resources Corp.* (Oil & Gas)	312	3,354
SYNNEX Corp.* (Software)	156	9,455
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	351	1,513
Take-Two Interactive Software, Inc.* (Software)	468	10,263
TAL International Group, Inc. (Trucking & Leasing)	195	8,359
Tangoe, Inc.* (Software)	195	3,625
Targa Resources Corp. (Oil & Gas Services)	195	19,355
Targacept, Inc.* (Pharmaceuticals)	312	1,482
TASER International, Inc.* (Electronics)	351	6,420
TCP Capital Corp. (Investment Companies)	195	3,227
Team Health Holdings, Inc.* (Commercial Services)	390	17,452
Team, Inc.* (Commercial Services)	117	5,015
TearLab Corp.* (Healthcare - Products)	195	1,318
Tecumseh Products Co.* - Class A (Machinery - Diversified)	156	1,076
Teekay Tankers, Ltd. - Class A (Transportation)	585	2,071
TeleCommunication Systems, Inc.* - Class A (Internet)	546	1,256
Teledyne Technologies, Inc.* (Aerospace/Defense)	195	18,980
TeleTech Holdings, Inc.* (Commercial Services)	117	2,868
Tenneco, Inc.* (Auto Parts & Equipment)	351	20,383
Terreno Realty Corp. (REIT)	156	2,950
Tesco Corp.* (Oil & Gas Services)	234	4,329
Tessera Technologies, Inc. (Semiconductors)	312	7,373
TETRA Tech, Inc.* (Environmental Control)	390	11,540
TETRA Technologies, Inc.* (Oil & Gas Services)	468	5,990
Texas Capital Bancshares, Inc.* (Banks)	234	15,196
Texas Industries, Inc.* (Building Materials)	117	10,486
Texas Roadhouse, Inc. - Class A (Retail)	351	9,154
Textainer Group Holdings, Ltd. (Trucking & Leasing)	117	4,478
The Andersons, Inc. (Agriculture)	156	9,241
The Brink’s Co. (Commercial Services)	273	7,794
The Buckle, Inc. (Retail)	156	7,145
The Cato Corp. - Class A (Retail)	156	4,218
The Cheesecake Factory, Inc. (Retail)	312	14,862
The Children’s Place Retail Stores, Inc. (Retail)	117	5,828

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Corporate Executive Board Co. (Commercial Services)	195	$14,475
The Ensign Group, Inc. (Healthcare - Services)	117	5,106
The Finish Line, Inc. - Class A (Retail)	312	8,452
The First Marblehead Corp.* (Diversified Financial Services)	78	471
The Geo Group, Inc. (REIT)	390	12,574
The Greenbrier Cos., Inc.* (Trucking & Leasing)	156	7,114
The Hain Celestial Group, Inc.* (Food)	195	17,837
The Jones Group, Inc. (Apparel)	468	7,006
The KEYW Holding Corp.* (Computers)	234	4,378
The McClatchy Co.* - Class A (Media)	624	4,006
The Medicines Co.* (Biotechnology)	312	8,867
The Men’s Wearhouse, Inc. (Retail)	273	13,372
The Middleby Corp.* (Machinery - Diversified)	117	30,913
The New York Times Co. - Class A (Media)	741	12,686
The Pantry, Inc.* (Retail)	195	2,991
The Pep Boys - Manny, Moe & Jack* (Retail)	351	4,465
The Ryland Group, Inc. (Home Builders)	273	10,900
The Ultimate Software Group, Inc.* (Software)	156	21,372
The Wet Seal, Inc.* (Retail)	624	824
TherapeuticsMD, Inc.* (Pharmaceuticals)	624	3,937
Thermon Group Holdings, Inc.* (Oil & Gas Services)	195	4,520
THL Credit, Inc. (Investment Companies)	195	2,691
Thoratec Corp.* (Healthcare - Products)	312	11,173
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	390	1,856
TICC Capital Corp. (Investment Companies)	351	3,433
Titan International, Inc. (Auto Parts & Equipment)	312	5,925
TiVo, Inc.* (Home Furnishings)	741	9,804
Tootsie Roll Industries, Inc. (Food)	118	3,518
Tornier N.V.* (Healthcare - Products)	195	4,138
Tower Group International, Ltd. (Insurance)	351	948
Towerstream Corp.* (Internet)	624	1,466
Town Sports International Holdings, Inc. (Leisure Time)	195	1,656
TowneBank (Banks)	195	3,024
Tredegar Corp. (Miscellaneous Manufacturing)	156	3,590
TreeHouse Foods, Inc.* (Food)	195	14,038
Triangle Capital Corp. (Investment Companies)	156	4,039
Triangle Petroleum Corp.* (Oil & Gas)	351	2,892
TriMas Corp.* (Miscellaneous Manufacturing)	234	7,769
Triple-S Management Corp.* (Healthcare - Services)	156	2,518
TriQuint Semiconductor, Inc.* (Semiconductors)	975	13,054
TrueBlue, Inc.* (Commercial Services)	234	6,847
Trulia, Inc.* (Internet)	156	5,179
TrustCo Bank Corp. (Banks)	624	4,393
Trustmark Corp. (Banks)	390	9,887
TTM Technologies, Inc.* (Electronics)	351	2,966
Tuesday Morning Corp.* (Retail)	312	4,415
Tumi Holdings, Inc.* (Household Products/Wares)	273	6,178
Tutor Perini Corp.* (Engineering & Construction)	234	6,709
Tyler Technologies, Inc.* (Software)	195	16,318
U.S. Silica Holdings, Inc. (Mining)	156	5,955
UIL Holdings Corp. (Electric)	273	10,049
Ultra Clean Holdings, Inc.* (Semiconductors)	234	3,077
Ultrapetrol Bahamas, Ltd.* (Transportation)	351	1,088
Ultratech Stepper, Inc.* (Semiconductors)	156	4,554
UMB Financial Corp. (Banks)	195	12,617
Umpqua Holdings Corp. (Banks)	624	11,631
Unilife Corp.* (Healthcare - Products)	702	2,857
Union First Market Bankshares (Banks)	273	6,940
Unisys Corp.* (Computers)	273	8,316
United Bankshares, Inc. (Banks)	351	10,748
United Community Banks, Inc.* (Banks)	273	5,299
United Community Financial Corp.* (Savings & Loans)	351	1,376
United Financial Bancorp, Inc. (Savings & Loans)	156	2,869
United Fire Group, Inc. (Insurance)	156	4,735
United Natural Foods, Inc.* (Food)	273	19,362
United Stationers, Inc. (Distribution/Wholesale)	234	9,610
Universal American Corp. (Healthcare - Services)	273	1,930
Universal Corp. (Agriculture)	117	6,539
Universal Display Corp.* (Electrical Components & Equipment)	234	7,467
Universal Forest Products, Inc. (Building Materials)	117	6,475
Universal Insurance Holdings, Inc. (Insurance)	273	3,467
Universal Technical Institute, Inc. (Commercial Services)	195	2,525
UNS Energy Corp. (Electric)	234	14,048
Unwired Planet, Inc.* (Internet)	858	1,862
Uranium Energy Corp.* (Mining)	858	1,133
Ur-Energy, Inc.* (Mining)	1,209	1,874
Urstadt Biddle Properties - Class A (REIT)	156	3,223
USA Mobility, Inc. (Telecommunications)	156	2,835
USG Corp.* (Building Materials)	429	14,036
UTI Worldwide, Inc. (Transportation)	507	5,369
VAALCO Energy, Inc.* (Oil & Gas)	429	3,668
Vail Resorts, Inc. (Entertainment)	195	13,591
ValueVision Media, Inc.* - Class A (Advertising)	351	1,706
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	234	3,803
Vantage Drilling Co.* (Oil & Gas)	1,404	2,401
VASCO Data Security International, Inc.* (Internet)	234	1,764
Vector Group, Ltd. (Agriculture)	351	7,561
Veeco Instruments, Inc.* (Semiconductors)	234	9,812
Vera Bradley, Inc.* (Retail)	156	4,210

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Verint Systems, Inc.* (Software)	312	$14,642
Viad Corp. (Commercial Services)	117	2,813
ViaSat, Inc.* (Telecommunications)	234	16,156
Vical, Inc.* (Biotechnology)	624	805
ViewPoint Financial Group, Inc. (Banks)	234	6,751
VirnetX Holding Corp.* (Internet)	273	3,871
Virtusa Corp.* (Computers)	156	5,228
VistaPrint N.V.* (Commercial Services)	195	9,598
Vitacost.com, Inc.* (Internet)	195	1,383
Vitamin Shoppe, Inc.* (Retail)	195	9,266
VIVUS, Inc.* (Pharmaceuticals)	585	3,475
Vocera Communications, Inc.* (Computers)	156	2,547
Vocus, Inc.* (Internet)	156	2,079
Volcano Corp.* (Healthcare - Products)	312	6,150
Vonage Holdings Corp.* (Telecommunications)	1,053	4,496
VOXX International Corp.* (Home Furnishings)	156	2,134
Vringo, Inc.* (Telecommunications)	585	2,030
W&T Offshore, Inc. (Oil & Gas)	234	4,051
Wabash National Corp.* (Auto Manufacturers)	429	5,903
WageWorks, Inc.* (Diversified Financial Services)	156	8,753
Walter Energy, Inc. (Coal)	390	2,948
Walter Investment Management Corp.* (Diversified Financial Services)	234	6,980
Warren Resources, Inc.* (Oil & Gas)	663	3,182
Washington REIT (REIT)	390	9,313
Watsco, Inc. (Distribution/Wholesale)	156	15,587
Watts Water Technologies, Inc. - Class A (Electronics)	156	9,156
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	312	3,972
Web.com Group, Inc.* (Internet)	234	7,963
WebMD Health Corp.* (Internet)	195	8,073
Webster Financial Corp. (Banks)	507	15,747
WellCare Health Plans, Inc.* (Healthcare - Services)	234	14,864
Werner Enterprises, Inc. (Transportation)	273	6,964
WesBanco, Inc. (Banks)	156	4,965
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	273	6,009
West Corp. (Telecommunications)	156	3,733
West Pharmaceutical Services, Inc. (Healthcare - Products)	390	17,180
Westamerica Bancorp (Banks)	156	8,436
Westell Technologies, Inc.* (Telecommunications)	507	1,871
Western Alliance Bancorp* (Banks)	429	10,552
Western Asset Mortgage Capital Corp. (REIT)	156	2,440
Western Refining, Inc. (Oil & Gas)	312	12,043
Westfield Financial, Inc. (Savings & Loans)	195	1,453
WEX, Inc.* (Commercial Services)	195	18,534
WGL Holdings, Inc. (Gas)	273	10,936
Willbros Group, Inc.* (Oil & Gas Services)	312	3,937
Wilshire Bancorp, Inc. (Banks)	429	4,762
Winnebago Industries, Inc.* (Home Builders)	195	5,341
Winthrop Realty Trust (REIT)	195	2,260
Wintrust Financial Corp. (Banks)	195	9,489
WisdomTree Investments, Inc.* (Diversified Financial Services)	585	7,675
Wolverine World Wide, Inc. (Apparel)	546	15,589
Woodward, Inc. (Electronics)	390	16,196
World Wrestling Entertainment, Inc. - Class A (Media)	234	6,758
Worthington Industries, Inc. (Metal Fabricate/Hardware)	312	11,934
Wright Medical Group, Inc.* (Healthcare - Products)	234	7,270
Xenoport, Inc.* (Pharmaceuticals)	390	2,016
XO Group, Inc.* (Internet)	195	1,977
Xoma Corp.* (Biotechnology)	546	2,845
Yelp, Inc.* (Internet)	195	15,002
Zagg, Inc.* (Electronics)	312	1,441
Zale Corp.* (Retail)	234	4,893
Zaza Energy Corp.* (Oil & Gas)	741	557
Zep, Inc. (Chemicals)	156	2,761
Zillow, Inc.* - Class A (Internet)	117	10,308
ZIOPHARM Oncology, Inc.* (Biotechnology)	663	3,037
Zix Corp.* (Internet)	507	2,099
Zogenix, Inc.* (Pharmaceuticals)	780	2,219
Zumiez, Inc.* (Retail)	156	3,781
TOTAL COMMON STOCKS (Cost $6,439,954)		8,545,359

Contingent Rights (NM)
Leap Wireless International, Inc.*+(b) (Telecommunications)	390	983
Trius Therapeutics, Inc.*+(c) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHTS (Cost $983)		983

Right (0.0%)
Central European Media Enterprises; expiring 4/28/14 at $100.00*+ (Media)	10	—
TOTAL RIGHT (Cost $—)		—

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	95	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(d)(e)(57.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $11,755,005	$11,755,000	$11,755,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,755,000)		11,755,000
TOTAL INVESTMENT SECURITIES (Cost $18,195,937) - 98.6%		20,301,342
Net other assets (liabilities) - 1.4%		277,974

NET ASSETS - 100.0%		$20,579,316

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2014, these securities represented less than 0.005% of the net assets of the Fund.
^	The Advisor has deemed this security to be illiquid.
(a)	Number of shares is less than 0.50
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $1,310,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 6/23/14 (Underlying notional amount at value $2,102,040)	18	$(36,792)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	0.22%	4/28/14	$4,901,004	$94,110
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.03)%	4/28/14	4,870,299	89,995
				$184,105

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Advertising	$14,152	0.1%
Aerospace/Defense	134,950	0.7%
Agriculture	25,277	0.1%
Airlines	44,649	0.2%
Apparel	95,009	0.5%
Auto Manufacturers	5,903	NM
Auto Parts & Equipment	106,062	0.5%
Banks	560,227	2.8%
Biotechnology	238,904	1.2%
Building Materials	104,358	0.4%
Chemicals	184,282	0.9%
Coal	32,028	0.2%
Commercial Services	527,939	2.7%
Computers	173,743	0.8%
Cosmetics/Personal Care	4,604	NM
Distribution/Wholesale	73,510	0.4%
Diversified Financial Services	188,763	0.8%
Electric	183,365	0.9%
Electrical Components & Equipment	144,737	0.7%
Electronics	177,863	0.9%
Energy - Alternate Sources	23,376	0.1%
Engineering & Construction	70,873	0.4%
Entertainment	52,642	0.2%
Environmental Control	37,274	0.2%
Food	148,786	0.6%
Forest Products & Paper	49,156	0.2%
Gas	79,361	0.4%
Hand/Machine Tools	11,608	0.1%
Healthcare - Products	336,809	1.6%
Healthcare - Services	147,950	0.7%
Holding Companies - Diversified	17,856	0.1%
Home Builders	56,058	0.2%
Home Furnishings	44,574	0.2%
Household Products/Wares	35,907	0.2%
Housewares	4,056	NM
Insurance	220,748	1.1%
Internet	213,464	1.1%
Investment Companies	86,294	0.4%
Iron/Steel	23,776	0.1%
Leisure Time	51,411	0.2%
Lodging	21,436	0.1%
Machinery - Construction & Mining	14,029	NM
Machinery - Diversified	91,855	0.4%
Media	85,438	0.4%
Metal Fabricate/Hardware	56,835	0.2%
Mining	81,115	0.4%
Miscellaneous Manufacturing	141,680	0.8%
Office Furnishings	42,568	0.2%
Oil & Gas	257,644	1.3%
Oil & Gas Services	161,491	0.8%
Packaging & Containers	19,506	0.1%
Pharmaceuticals	267,365	1.4%
Pipelines	22,384	0.1%
Private Equity	9,400	NM
Real Estate	27,701	0.1%
REIT	644,134	3.2%
Retail	477,993	2.5%
Savings & Loans	101,799	0.5%
Semiconductors	346,269	1.6%
Software	447,840	2.1%
Storage/Warehousing	16,155	NM
Telecommunications	275,365	1.4%
Textiles	7,157	NM
Toys/Games/Hobbies	4,051	NM
Transportation	154,732	0.8%
Trucking & Leasing	19,951	0.1%
Water	18,145	0.1%
Other**	12,033,957	58.5%
Total	$20,579,316	100.0%

**                                Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM                               Not meaningful, amount is less than 0.05%.

REIT                          Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014 :: Schedule of Portfolio Investments :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(383.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $16,051,007	$16,051,000	$16,051,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,051,000)		16,051,000
TOTAL INVESTMENT SECURITIES (Cost $16,051,000) - 383.1%		16,051,000
Net other assets (liabilities)(c) - (283.1)%		(11,860,978)

NET ASSETS - 100.0%		$4,190,022

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $2,708,000.

(c)	Amount includes $12,075,585 of net capital shares redeemed.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 6/23/14 (Underlying notional amount at value $982,740)	12	$11,097

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	0.72%	4/28/14	$18,549	$217
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	0.47%	4/28/14	3,170,051	181,836
				$182,053

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (40.4%)
Activision Blizzard, Inc. (Software)	4,350	$88,914
Adobe Systems, Inc.* (Software)	3,120	205,109
Akamai Technologies, Inc.* (Software)	1,110	64,613
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,230	187,120
Altera Corp. (Semiconductors)	1,980	71,755
Amazon.com, Inc.* (Internet)	2,880	969,177
Amgen, Inc. (Biotechnology)	4,710	580,931
Analog Devices, Inc. (Semiconductors)	1,950	103,623
Apple Computer, Inc. (Computers)	5,580	2,995,010
Applied Materials, Inc. (Semiconductors)	7,560	154,375
Autodesk, Inc.* (Software)	1,410	69,344
Automatic Data Processing, Inc. (Commercial Services)	3,000	231,780
Avago Technologies, Ltd. (Semiconductors)	1,560	100,480
Baidu, Inc.*ADR (Internet)	1,710	260,570
Bed Bath & Beyond, Inc.* (Retail)	1,320	90,816
Biogen Idec, Inc.* (Biotechnology)	1,470	449,629
Broadcom Corp. - Class A (Semiconductors)	3,330	104,828
C.H. Robinson Worldwide, Inc. (Transportation)	960	50,294
CA, Inc. (Software)	2,790	86,406
Catamaran Corp.* (Pharmaceuticals)	1,290	57,740
Celgene Corp.* (Biotechnology)	2,550	355,980
Cerner Corp.* (Software)	2,160	121,500
Charter Communications, Inc.* - Class A (Media)	660	81,312
Check Point Software Technologies, Ltd.* (Software)	1,200	81,156
Cisco Systems, Inc. (Telecommunications)	32,220	722,050
Citrix Systems, Inc.* (Software)	1,140	65,470
Cognizant Technology Solutions Corp.* (Computers)	3,810	192,824
Comcast Corp. - Class A (Media)	13,380	669,267
Costco Wholesale Corp. (Retail)	2,760	308,237
DIRECTV* - Class A (Media)	3,180	243,016
Discovery Communications, Inc.* - Class A (Media)	930	76,911
DISH Network Corp.* - Class A (Media)	1,380	85,850
Dollar Tree, Inc.* (Retail)	1,290	67,312
eBay, Inc.* (Internet)	8,100	447,444
Equinix, Inc.* (Internet)	300	55,452
Expedia, Inc. (Internet)	720	52,200
Expeditors International of Washington, Inc. (Transportation)	1,260	49,934
Express Scripts Holding Co.* (Pharmaceuticals)	4,860	364,938
F5 Networks, Inc.* (Internet)	480	51,182
Facebook, Inc.* - Class A (Internet)	12,360	744,566
Fastenal Co. (Distribution/Wholesale)	1,860	91,735
Fiserv, Inc.* (Software)	1,590	90,137
Garmin, Ltd. (Electronics)	1,230	67,970
Gilead Sciences, Inc.* (Biotechnology)	9,630	682,382
Google, Inc.* - Class A (Internet)	1,740	1,939,248
Henry Schein, Inc.* (Healthcare - Products)	540	64,460
Illumina, Inc.* (Biotechnology)	810	120,415
Intel Corp. (Semiconductors)	31,080	802,175
Intuit, Inc. (Software)	1,770	137,582
Intuitive Surgical, Inc.* (Healthcare - Products)	240	105,117
Keurig Green Mountain, Inc. (Beverages)	1,050	110,870
KLA-Tencor Corp. (Semiconductors)	1,050	72,597
Kraft Foods Group, Inc. (Food)	3,720	208,692
Liberty Global PLC* - Class A (Media)	1,380	57,408
Liberty Media Corp.* (Media)	660	86,282
Liberty Media Holding Corp.-Interactive Series A* (Internet)	2,940	84,878
Linear Technology Corp. (Semiconductors)	1,470	71,574
Marriott International, Inc. - Class A (Lodging)	1,830	102,517
Mattel, Inc. (Toys/Games/Hobbies)	2,130	85,434
Maxim Integrated Products, Inc. (Semiconductors)	1,770	58,622
Micron Technology, Inc.* (Semiconductors)	6,630	156,866
Microsoft Corp. (Software)	51,900	2,127,381
Mondelez International, Inc. - Class A (Food)	10,980	379,359
Monster Beverage Corp.* (Beverages)	1,050	72,923
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,340	114,262
NetApp, Inc. (Computers)	2,070	76,383
Netflix, Inc.* (Internet)	360	126,731
NVIDIA Corp. (Semiconductors)	3,540	63,401
NXP Semiconductors NV* (Semiconductors)	1,560	91,744
O’Reilly Automotive, Inc.* (Retail)	660	97,937
PACCAR, Inc. (Auto Manufacturers)	2,220	149,717
Paychex, Inc. (Software)	2,280	97,128
Priceline.com, Inc.* (Internet)	330	393,324
Qualcomm, Inc. (Semiconductors)	10,560	832,762
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	600	180,168
Ross Stores, Inc. (Retail)	1,350	96,593
SanDisk Corp. (Computers)	1,410	114,478
SBA Communications Corp.* - Class A (Telecommunications)	810	73,678
Seagate Technology PLC (Computers)	2,070	116,251
Sigma-Aldrich Corp. (Chemicals)	750	70,035
Sirius XM Holdings, Inc.* (Media)	38,130	122,016
Staples, Inc. (Retail)	4,080	46,267
Starbucks Corp. (Retail)	4,740	347,822
Stericycle, Inc.* (Commercial Services)	540	61,355
Symantec Corp. (Internet)	4,320	86,270
Tesla Motors, Inc.* (Auto Manufacturers)	780	162,591

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Instruments, Inc. (Semiconductors)	6,780	$319,677
Tractor Supply Co. (Retail)	870	61,448
TripAdvisor, Inc.* (Internet)	810	73,378
Twenty-First Century Fox, Inc. - Class A (Media)	9,120	291,566
Verisk Analytics, Inc.* - Class A (Commercial Services)	1,050	62,958
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,470	103,958
Viacom, Inc. - Class B (Media)	2,430	206,526
VimpelCom, Ltd.ADR (Telecommunications)	10,320	93,190
Vodafone Group PLCADR (Telecommunications)	3,270	120,368
Western Digital Corp. (Computers)	1,470	134,975
Whole Foods Market, Inc. (Food)	2,340	118,661
Wynn Resorts, Ltd. (Lodging)	630	139,954
Xilinx, Inc. (Semiconductors)	1,680	91,174
Yahoo!, Inc.* (Internet)	6,300	226,170
TOTAL COMMON STOCKS
(Cost $8,579,593)		25,100,655

	Principal Amount	Value
Repurchase Agreements(a)(b)(67.3%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $41,721,017	$41,721,000	$41,721,000
TOTAL REPURCHASE AGREEMENTS
(Cost $41,721,000)		41,721,000
TOTAL INVESTMENT SECURITIES
(Cost $50,300,593) - 107.7%		66,821,655
Net other assets (liabilities) - (7.7)%		(4,800,768)

NET ASSETS - 100.0%		$62,020,887

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $4,044,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $13,125,675)	183	$(322,684)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.62%	4/28/14	$10,466,060	$102,755
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.47%	4/28/14	14,061,963	160,049
				$262,804

ProFund VP NASDAQ-100 invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Auto Manufacturers	$312,308	0.6%
Beverages	183,793	0.3%
Biotechnology	2,660,583	4.2%
Chemicals	70,035	0.1%
Commercial Services	356,093	0.6%
Computers	3,629,921	5.8%
Distribution/Wholesale	91,735	0.1%
Electronics	67,970	0.1%
Food	706,712	1.2%
Healthcare - Products	169,577	0.3%
Internet	5,510,590	8.9%
Lodging	242,471	0.4%
Media	1,920,154	3.1%
Pharmaceuticals	536,940	0.9%
Retail	1,116,432	1.8%
Semiconductors	3,095,653	4.9%
Software	3,234,740	5.2%
Telecommunications	1,009,286	1.6%
Toys/Games/Hobbies	85,434	0.1%
Transportation	100,228	0.2%
Other**	36,920,232	59.6%
Total	$62,020,887	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
Abbott Laboratories (Pharmaceuticals)	4,089	$157,467
Accenture PLC - Class A (Computers)	783	62,421
ACE, Ltd. (Insurance)	870	86,182
Aetna, Inc. (Healthcare - Services)	957	71,746
AFLAC, Inc. (Insurance)	1,218	76,783
Agilent Technologies, Inc. (Electronics)	261	14,595
AGL Resources, Inc. (Gas)	348	17,038
Air Products & Chemicals, Inc. (Chemicals)	261	31,069
Airgas, Inc. (Chemicals)	87	9,266
Alcoa, Inc. (Mining)	2,871	36,950
Allegheny Technologies, Inc. (Iron/Steel)	261	9,834
Allegion PLC (Electronics)	174	9,078
Allstate Corp. (Insurance)	1,218	68,914
Altera Corp. (Semiconductors)	522	18,917
Altria Group, Inc. (Agriculture)	2,523	94,436
Ameren Corp. (Electric)	609	25,091
American Electric Power, Inc. (Electric)	1,305	66,111
American International Group, Inc. (Insurance)	3,915	195,789
AmerisourceBergen Corp. (Pharmaceuticals)	348	22,825
Anadarko Petroleum Corp. (Oil & Gas)	609	51,619
Analog Devices, Inc. (Semiconductors)	435	23,116
Apache Corp. (Oil & Gas)	1,044	86,600
Apartment Investment & Management Co. - Class A (REIT)	174	5,258
Applied Materials, Inc. (Semiconductors)	1,392	28,425
Archer-Daniels-Midland Co. (Agriculture)	1,740	75,499
Assurant, Inc. (Insurance)	174	11,303
AT&T, Inc. (Telecommunications)	13,833	485,124
AutoNation, Inc.* (Retail)	174	9,262
AvalonBay Communities, Inc. (REIT)	174	22,850
Avery Dennison Corp. (Household Products/Wares)	261	13,225
Avon Products, Inc. (Cosmetics/Personal Care)	696	10,189
Baker Hughes, Inc. (Oil & Gas Services)	1,131	73,537
Ball Corp. (Packaging & Containers)	174	9,537
Bank of America Corp. (Banks)	28,101	483,337
Bank of New York Mellon Corp. (Banks)	3,045	107,458
Baxter International, Inc. (Healthcare - Products)	696	51,212
BB&T Corp. (Banks)	1,914	76,885
Beam, Inc. (Beverages)	435	36,236
Bemis Co., Inc. (Packaging & Containers)	261	10,242
Berkshire Hathaway, Inc.* - Class B (Insurance)	4,785	597,981
Best Buy Co., Inc. (Retail)	348	9,191
Boston Properties, Inc. (REIT)	174	19,928
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,566	81,354
Broadcom Corp. - Class A (Semiconductors)	1,479	46,559
Brown-Forman Corp. - Class B (Beverages)	174	15,606
C.H. Robinson Worldwide, Inc. (Transportation)	435	22,790
CA, Inc. (Software)	261	8,083
Cablevision Systems Corp. NY - Class A (Media)	609	10,274
Cameron International Corp.* (Oil & Gas Services)	609	37,618
Campbell Soup Co. (Food)	261	11,714
Capital One Financial Corp. (Banks)	1,479	114,120
Cardinal Health, Inc. (Pharmaceuticals)	870	60,883
CareFusion Corp.* (Healthcare - Products)	348	13,997
CarMax, Inc.* (Retail)	261	12,215
Carnival Corp. - Class A (Leisure Time)	1,131	42,820
Caterpillar, Inc. (Machinery - Construction & Mining)	1,653	164,259
CBRE Group, Inc.* - Class A (Real Estate)	261	7,159
CenterPoint Energy, Inc. (Gas)	1,131	26,793
CenturyLink, Inc. (Telecommunications)	1,566	51,427
CF Industries Holdings, Inc. (Chemicals)	87	22,676
Chesapeake Energy Corp. (Oil & Gas)	696	17,832
Chevron Corp. (Oil & Gas)	5,046	600,021
Cincinnati Financial Corp. (Insurance)	348	16,934
Cisco Systems, Inc. (Telecommunications)	13,659	306,097
Citigroup, Inc. (Banks)	4,350	207,060
Citrix Systems, Inc.* (Software)	174	9,993
Cliffs Natural Resources, Inc. (Iron/Steel)	435	8,900
Clorox Co. (Household Products/Wares)	174	15,314
CME Group, Inc. (Diversified Financial Services)	870	64,389
CMS Energy Corp. (Electric)	696	20,379
Coach, Inc. (Retail)	261	12,961
Coca-Cola Co. (Beverages)	3,393	131,173
Colgate-Palmolive Co. (Cosmetics/Personal Care)	870	56,437
Computer Sciences Corp. (Computers)	348	21,165
ConAgra Foods, Inc. (Food)	1,131	35,095
ConocoPhillips (Oil & Gas)	3,219	226,457
CONSOL Energy, Inc. (Coal)	609	24,329
Consolidated Edison, Inc. (Electric)	783	42,008
Corning, Inc. (Telecommunications)	3,741	77,888
Costco Wholesale Corp. (Retail)	1,131	126,310
Covidien PLC (Healthcare - Products)	609	44,859
CSX Corp. (Transportation)	957	27,724
Cummins, Inc. (Machinery - Diversified)	174	25,924
CVS Caremark Corp. (Retail)	3,132	234,461
D.R. Horton, Inc. (Home Builders)	783	16,952
Darden Restaurants, Inc. (Retail)	348	17,664
DaVita, Inc.* (Healthcare - Services)	174	11,980
Deere & Co. (Machinery - Diversified)	957	86,896
Delphi Automotive PLC (Auto Parts & Equipment)	435	29,519
Denbury Resources, Inc. (Oil & Gas)	957	15,695
DENTSPLY International, Inc. (Healthcare - Products)	174	8,011
Devon Energy Corp. (Oil & Gas)	1,044	69,875

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Diamond Offshore Drilling, Inc. (Oil & Gas)	174		$8,484
Dollar General Corp.* (Retail)	435		24,134
Dominion Resources, Inc. (Electrical Components & Equipment)	783		55,585
Dover Corp. (Miscellaneous Manufacturing)	174		14,225
Dr. Pepper Snapple Group, Inc. (Beverages)	261		14,214
DTE Energy Co. (Electric)	435		32,316
Duke Energy Corp. (Electric)	1,914		136,314
E*TRADE Financial Corp.* (Diversified Financial Services)	348		8,011
E.I. du Pont de Nemours & Co. (Chemicals)	1,044		70,052
Eaton Corp. (Miscellaneous Manufacturing)	696		52,283
eBay, Inc.* (Internet)	1,044		57,670
Edison International (Electric)	870		49,251
Edwards Lifesciences Corp.* (Healthcare - Products)	174		12,906
Eli Lilly & Co. (Pharmaceuticals)	2,610		153,625
EMC Corp. (Computers)	5,394		147,850
Emerson Electric Co. (Electrical Components & Equipment)	696		46,493
Ensco PLCADR - Class A (Oil & Gas)	609		32,143
Entergy Corp. (Electric)	435		29,080
Equity Residential (REIT)	522		30,271
Exelon Corp. (Electric)	2,262		75,913
Expedia, Inc. (Internet)	87		6,308
Expeditors International of Washington, Inc. (Transportation)	261		10,343
Express Scripts Holding Co.* (Pharmaceuticals)	2,088		156,788
Exxon Mobil Corp. (Oil & Gas)	11,484		1,121,758
F5 Networks, Inc.* (Internet)	87		9,277
Family Dollar Stores, Inc. (Retail)	261		15,141
FedEx Corp. (Transportation)	435		57,664
First Horizon National Corp. (Banks)	—	(a)	6
FirstEnergy Corp. (Electric)	1,131		38,488
FLIR Systems, Inc. (Electronics)	87		3,132
Fluor Corp. (Engineering & Construction)	435		33,813
Ford Motor Co. (Auto Manufacturers)	10,440		162,864
Forest Laboratories, Inc.* (Pharmaceuticals)	261		24,082
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,784		92,067
Frontier Communications Corp. (Telecommunications)	2,697		15,373
GameStop Corp. - Class A (Retail)	174		7,151
Gannett Co., Inc. (Media)	609		16,808
Garmin, Ltd. (Electronics)	174		9,615
General Dynamics Corp. (Aerospace/Defense)	435		47,380
General Electric Co. (Miscellaneous Manufacturing)	26,622		689,243
General Growth Properties, Inc. (REIT)	783		17,226
General Mills, Inc. (Food)	783		40,575
General Motors Co. (Auto Manufacturers)	3,480		119,782
Genuine Parts Co. (Distribution/Wholesale)	261		22,668
Genworth Financial, Inc.* - Class A (Insurance)	1,305		23,138
H & R Block, Inc. (Commercial Services)	261		7,880
Harris Corp. (Telecommunications)	174		12,730
Hartford Financial Services Group, Inc. (Insurance)	1,218		42,959
Hasbro, Inc. (Toys/Games/Hobbies)	174		9,678
HCP, Inc. (REIT)	1,218		47,246
Health Care REIT, Inc. (REIT)	261		15,556
Hess Corp. (Oil & Gas)	696		57,684
Hewlett-Packard Co. (Computers)	5,046		163,289
Honeywell International, Inc. (Electronics)	696		64,561
Hormel Foods Corp. (Food)	174		8,573
Hospira, Inc.* (Healthcare - Products)	261		11,288
Host Hotels & Resorts, Inc. (REIT)	696		14,087
Hudson City Bancorp, Inc. (Savings & Loans)	1,305		12,829
Humana, Inc. (Healthcare - Services)	435		49,033
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	435		35,378
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	261		14,940
Integrys Energy Group, Inc. (Electric)	174		10,379
Intel Corp. (Semiconductors)	13,224		341,311
International Business Machines Corp. (Computers)	1,392		267,946
International Flavors & Fragrances, Inc. (Chemicals)	87		8,323
International Game Technology (Entertainment)	261		3,670
International Paper Co. (Forest Products & Paper)	1,131		51,891
Iron Mountain, Inc. (Commercial Services)	261		7,196
J.P. Morgan Chase & Co. (Banks)	10,092		612,685
Jabil Circuit, Inc. (Electronics)	522		9,396
Jacobs Engineering Group, Inc.* (Engineering & Construction)	348		22,098
Johnson & Johnson (Pharmaceuticals)	3,045		299,110
Joy Global, Inc. (Machinery - Construction & Mining)	261		15,138
Juniper Networks, Inc.* (Telecommunications)	1,305		33,617
Kellogg Co. (Food)	348		21,823
Kimberly-Clark Corp. (Household Products/Wares)	435		47,958
Kimco Realty Corp. (REIT)	609		13,325
Kohls Corp. (Retail)	522		29,650
Kroger Co. (Food)	1,392		60,761
L Brands, Inc. (Retail)	261		14,817
L-3 Communications Holdings, Inc. (Aerospace/Defense)	261		30,837
Laboratory Corp. of America Holdings* (Healthcare - Services)	87		8,544
Lam Research Corp.* (Semiconductors)	174		9,570
Legg Mason, Inc. (Diversified Financial Services)	261		12,799
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	348		11,359
Lennar Corp. - Class A (Home Builders)	261		10,341
Leucadia National Corp. (Diversified Financial Services)	435		12,180
Lincoln National Corp. (Insurance)	348		17,633
Linear Technology Corp. (Semiconductors)	261		12,708
Lockheed Martin Corp. (Aerospace/Defense)	261		42,606

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Loews Corp. (Insurance)	783	$34,491
Lowe’s Cos., Inc. (Retail)	1,131	55,306
LSI Logic Corp. (Semiconductors)	435	4,815
M&T Bank Corp. (Banks)	348	42,212
Macy’s, Inc. (Retail)	957	56,741
Marathon Oil Corp. (Oil & Gas)	1,827	64,895
Marathon Petroleum Corp. (Oil & Gas)	435	37,862
Marriott International, Inc. - Class A (Lodging)	261	14,639
Marsh & McLennan Cos., Inc. (Insurance)	522	25,735
Masco Corp. (Building Materials)	348	7,729
Mattel, Inc. (Toys/Games/Hobbies)	348	13,958
McCormick & Co., Inc. (Food)	174	12,483
McDonald’s Corp. (Retail)	1,131	110,871
McGraw Hill Financial, Inc. (Commercial Services)	261	19,914
McKesson Corp. (Pharmaceuticals)	348	61,446
MeadWestvaco Corp. (Forest Products & Paper)	435	16,373
Medtronic, Inc. (Healthcare - Products)	1,131	69,601
Merck & Co., Inc. (Pharmaceuticals)	4,176	237,072
MetLife, Inc. (Insurance)	2,958	156,182
Molson Coors Brewing Co. - Class B (Beverages)	435	25,604
Mondelez International, Inc. - Class A (Food)	4,524	156,303
Morgan Stanley Dean Witter & Co. (Banks)	3,741	116,607
Motorola Solutions, Inc. (Telecommunications)	348	22,373
Murphy Oil Corp. (Oil & Gas)	435	27,344
Nabors Industries, Ltd. (Oil & Gas)	696	17,156
NASDAQ Stock Market, Inc. (Diversified Financial Services)	348	12,855
National Oilwell Varco, Inc. (Oil & Gas Services)	609	47,423
Neilsen Holdings N.V. (Media)	348	15,531
NetApp, Inc. (Computers)	261	9,631
Newell Rubbermaid, Inc. (Housewares)	348	10,405
Newfield Exploration Co.* (Oil & Gas)	174	5,457
Newmont Mining Corp. (Mining)	1,305	30,589
NextEra Energy, Inc. (Electric)	1,131	108,146
NiSource, Inc. (Gas)	870	30,911
Noble Corp. (Oil & Gas)	696	22,787
Nordstrom, Inc. (Retail)	174	10,866
Northeast Utilities System (Electric)	870	39,585
Northern Trust Corp. (Banks)	609	39,926
Northrop Grumman Corp. (Aerospace/Defense)	348	42,936
NRG Energy, Inc. (Electric)	870	27,666
Nucor Corp. (Iron/Steel)	870	43,971
NVIDIA Corp. (Semiconductors)	783	14,024
Occidental Petroleum Corp. (Oil & Gas)	1,131	107,773
ONEOK, Inc. (Pipelines)	522	30,929
Oracle Corp. (Software)	4,263	174,399
Owens-Illinois, Inc.* (Packaging & Containers)	174	5,886
Pall Corp. (Miscellaneous Manufacturing)	87	7,784
Parker Hannifin Corp. (Miscellaneous Manufacturing)	174	20,830
Patterson Cos., Inc. (Healthcare - Products)	261	10,899
Paychex, Inc. (Software)	261	11,119
Peabody Energy Corp. (Coal)	696	11,373
Pentair, Ltd. (Miscellaneous Manufacturing)	174	13,805
People’s United Financial, Inc. (Savings & Loans)	435	6,468
Pepco Holdings, Inc. (Electric)	696	14,254
PepsiCo, Inc. (Beverages)	1,740	145,291
PerkinElmer, Inc. (Electronics)	174	7,840
PetSmart, Inc. (Retail)	174	11,987
Pfizer, Inc. (Pharmaceuticals)	8,613	276,650
PG&E Corp. (Electric)	1,218	52,618
Philip Morris International, Inc. (Agriculture)	1,827	149,576
Phillips 66 (Oil & Gas)	1,566	120,675
Pinnacle West Capital Corp. (Electric)	261	14,266
Plum Creek Timber Co., Inc. (REIT)	174	7,315
PNC Financial Services Group (Banks)	1,392	121,104
PPL Corp. (Electric)	1,653	54,780
Praxair, Inc. (Chemicals)	348	45,578
Principal Financial Group, Inc. (Insurance)	348	16,005
Procter & Gamble Co. (Cosmetics/Personal Care)	3,567	287,501
Progressive Corp. (Insurance)	1,479	35,821
Prologis, Inc. (REIT)	522	21,313
Public Service Enterprise Group, Inc. (Electric)	1,305	49,773
Public Storage, Inc. (REIT)	174	29,317
PulteGroup, Inc. (Home Builders)	870	16,695
PVH Corp. (Retail)	87	10,855
QEP Resources, Inc. (Oil & Gas)	435	12,806
Quanta Services, Inc.* (Commercial Services)	348	12,841
Quest Diagnostics, Inc. (Healthcare - Services)	348	20,156
Ralph Lauren Corp. (Apparel)	87	14,001
Raytheon Co. (Aerospace/Defense)	435	42,974
Regions Financial Corp. (Banks)	1,914	21,265
Republic Services, Inc. (Environmental Control)	696	23,775
Reynolds American, Inc. (Agriculture)	435	23,238
Rockwell Collins, Inc. (Aerospace/Defense)	174	13,863
Roper Industries, Inc. (Machinery - Diversified)	87	11,615
Rowan Cos. PLC* - Class A (Oil & Gas)	348	11,721
Ryder System, Inc. (Transportation)	174	13,906
SCANA Corp. (Electric)	348	17,859
Sempra Energy (Gas)	609	58,927
Sigma-Aldrich Corp. (Chemicals)	174	16,248
Simon Property Group, Inc. (REIT)	348	57,073
Snap-on, Inc. (Machinery)	87	9,873
Southern Co. (Electric)	2,349	103,215
Southwestern Energy Co.* (Oil & Gas)	435	20,014
Spectra Energy Corp. (Pipelines)	957	35,352
Stanley Black & Decker, Inc. (Hand/Machine Tools)	435	35,339
Staples, Inc. (Retail)	1,740	19,732
State Street Corp. (Banks)	522	36,305
SunTrust Banks, Inc. (Banks)	1,392	55,388
Symantec Corp. (Internet)	870	17,374
Sysco Corp. (Food)	1,566	56,580
Target Corp. (Retail)	1,653	100,022

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TE Connectivity, Ltd. (Electronics)	435	$26,191
TECO Energy, Inc. (Electric)	522	8,952
Tenet Healthcare Corp.* (Healthcare - Services)	174	7,449
Teradata Corp.* (Computers)	174	8,559
Tesoro Petroleum Corp. (Oil & Gas)	348	17,605
Texas Instruments, Inc. (Semiconductors)	1,131	53,327
The ADT Corp. (Commercial Services)	522	15,634
The AES Corp. (Electric)	1,740	24,847
The Chubb Corp. (Insurance)	609	54,384
The Dow Chemical Co. (Chemicals)	3,219	156,412
The Gap, Inc. (Retail)	261	10,456
The Goldman Sachs Group, Inc. (Banks)	1,131	185,314
The Home Depot, Inc. (Retail)	1,305	103,264
The JM Smucker Co. - Class A (Food)	174	16,920
The Mosaic Co. (Chemicals)	870	43,500
The Travelers Cos., Inc. (Insurance)	957	81,441
The Williams Cos., Inc. (Pipelines)	957	38,835
Time Warner, Inc. (Media)	1,044	68,205
Transocean, Ltd. (Oil & Gas)	870	35,966
Twenty-First Century Fox, Inc. - Class A (Media)	2,349	75,098
Tyco International, Ltd. (Electronics)	609	25,822
Tyson Foods, Inc. - Class A (Food)	696	30,631
U.S. Bancorp (Banks)	2,262	96,949
United States Steel Corp. (Iron/Steel)	348	9,608
United Technologies Corp. (Aerospace/Defense)	957	111,815
UnitedHealth Group, Inc. (Healthcare - Services)	2,610	213,994
UnumProvident Corp. (Insurance)	696	24,576
Urban Outfitters, Inc.* (Retail)	87	3,173
Valero Energy Corp. (Oil & Gas)	1,392	73,915
Varian Medical Systems, Inc.* (Healthcare - Products)	87	7,307
Ventas, Inc. (REIT)	435	26,348
Verizon Communications, Inc. (Telecommunications)	5,307	252,454
Vornado Realty Trust (REIT)	174	17,149
Vulcan Materials Co. (Building Materials)	174	11,562
Walgreen Co. (Retail)	1,218	80,425
Wal-Mart Stores, Inc. (Retail)	4,263	325,820
Walt Disney Co. (Media)	1,392	111,456
Waste Management, Inc. (Commercial Services)	522	21,960
Waters Corp.* (Electronics)	87	9,432
WellPoint, Inc. (Healthcare - Services)	783	77,948
Wells Fargo & Co. (Banks)	12,702	631,798
Western Union Co. (Commercial Services)	522	8,540
Weyerhaeuser Co. (REIT)	1,566	45,962
Whirlpool Corp. (Home Furnishings)	174	26,006
Whole Foods Market, Inc. (Food)	348	17,647
Windstream Holdings, Inc. (Telecommunications)	1,566	12,904
Wisconsin Energy Corp. (Electric)	609	28,349
Xcel Energy, Inc. (Electric)	1,305	39,620
Xerox Corp. (Office/Business Equipment)	2,958	33,425
Xilinx, Inc. (Semiconductors)	348	18,886
XL Group PLC (Insurance)	696	21,750
Xylem, Inc. (Machinery - Diversified)	174	6,337
YUM! Brands, Inc. (Retail)	435	32,795
Zimmer Holdings, Inc. (Healthcare - Products)	174	16,457
Zions Bancorp (Banks)	261	8,086
Zoetis, Inc. (Pharmaceuticals)	435	12,589
TOTAL COMMON STOCKS
(Cost $13,709,419)		21,330,283
TOTAL INVESTMENT SECURITIES
(Cost $13,709,419) - 99.6%		21,330,283
Net other assets (liabilities) - 0.4%		91,323

NET ASSETS - 100.0%		$21,421,606

*	Non-income producing security
(a)	Number of shares is less than 0.50

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$332,411	1.6%
Agriculture	342,749	1.6%
Apparel	14,001	0.1%
Auto Manufacturers	282,646	1.4%
Auto Parts & Equipment	29,519	0.1%
Banks	2,956,505	13.8%
Beverages	368,124	1.7%
Building Materials	19,291	0.1%
Chemicals	403,124	2.0%
Coal	35,702	0.2%
Commercial Services	93,965	0.4%
Computers	680,861	3.1%
Cosmetics/Personal Care	354,127	1.7%
Distribution/Wholesale	22,668	0.1%
Diversified Financial Services	110,234	0.5%
Electric	1,109,260	5.2%
Electrical Components & Equipment	102,078	0.5%
Electronics	179,662	0.8%
Engineering & Construction	55,911	0.3%
Entertainment	3,670	NM
Environmental Control	23,775	0.1%
Food	469,105	2.2%
Forest Products & Paper	68,264	0.3%
Gas	133,669	0.6%
Hand/Machine Tools	35,339	0.2%
Healthcare - Products	246,537	1.2%
Healthcare - Services	460,850	2.1%
Home Builders	43,988	0.2%
Home Furnishings	26,006	0.1%
Household Products/Wares	76,497	0.4%
Housewares	10,405	NM
Insurance	1,588,001	7.4%
Internet	90,629	0.4%
Iron/Steel	72,313	0.3%
Leisure Time	42,820	0.2%
Lodging	14,639	0.1%
Machinery	9,873	NM
Machinery - Construction & Mining	179,397	0.8%
Machinery - Diversified	130,772	0.6%
Media	297,372	1.4%
Mining	159,606	0.7%
Miscellaneous Manufacturing	859,847	4.1%
Office/Business Equipment	33,425	0.2%
Oil & Gas	2,864,144	13.3%
Oil & Gas Services	158,578	0.7%
Packaging & Containers	25,665	0.1%
Pharmaceuticals	1,543,891	7.2%
Pipelines	105,116	0.4%
Real Estate	7,159	NM
REIT	390,224	1.8%
Retail	1,445,270	6.8%
Savings & Loans	19,297	0.1%
Semiconductors	571,658	2.7%
Software	203,594	1.0%
Telecommunications	1,269,987	6.0%
Toys/Games/Hobbies	23,636	0.1%
Transportation	132,427	0.6%
Other**	91,323	0.4%
Total	$21,421,606	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
3M Co. (Miscellaneous Manufacturing)	2,090	$283,530
AbbVie, Inc. (Pharmaceuticals)	5,390	277,046
Accenture PLC - Class A (Computers)	1,210	96,461
Actavis PLC* (Pharmaceuticals)	550	113,218
Adobe Systems, Inc.* (Software)	1,540	101,240
Agilent Technologies, Inc. (Electronics)	770	43,058
Air Products & Chemicals, Inc. (Chemicals)	440	52,378
Airgas, Inc. (Chemicals)	110	11,716
Akamai Technologies, Inc.* (Software)	550	32,016
Alexion Pharmaceuticals, Inc.* (Biotechnology)	660	100,406
Allegion PLC (Electronics)	110	5,739
Allergan, Inc. (Pharmaceuticals)	990	122,859
Alliance Data Systems Corp.* (Commercial Services)	220	59,939
Altera Corp. (Semiconductors)	440	15,946
Altria Group, Inc. (Agriculture)	3,520	131,754
Amazon.com, Inc.* (Internet)	1,210	407,189
American Express Co. (Diversified Financial Services)	3,080	277,292
American Tower Corp. (REIT)	1,320	108,068
Ameriprise Financial, Inc. (Diversified Financial Services)	660	72,646
AmerisourceBergen Corp. (Pharmaceuticals)	330	21,645
Ametek, Inc. (Electrical Components & Equipment)	880	45,311
Amgen, Inc. (Biotechnology)	2,530	312,050
Amphenol Corp. - Class A (Electronics)	550	50,408
Anadarko Petroleum Corp. (Oil & Gas)	880	74,589
Analog Devices, Inc. (Semiconductors)	550	29,227
Aon PLC (Insurance)	990	83,437
Apartment Investment & Management Co. - Class A (REIT)	220	6,648
Apple Computer, Inc. (Computers)	2,970	1,594,117
Applied Materials, Inc. (Semiconductors)	2,310	47,170
Autodesk, Inc.* (Software)	770	37,869
Automatic Data Processing, Inc. (Commercial Services)	1,650	127,479
AutoZone, Inc.* (Retail)	110	59,081
AvalonBay Communities, Inc. (REIT)	220	28,890
Avon Products, Inc. (Cosmetics/Personal Care)	550	8,052
Ball Corp. (Packaging & Containers)	220	12,058
Bard (C.R.), Inc. (Healthcare - Products)	220	32,556
Baxter International, Inc. (Healthcare - Products)	990	72,844
Becton, Dickinson & Co. (Healthcare - Products)	660	77,273
Bed Bath & Beyond, Inc.* (Retail)	770	52,976
Best Buy Co., Inc. (Retail)	440	11,620
Biogen Idec, Inc.* (Biotechnology)	770	235,520
BlackRock, Inc. (Diversified Financial Services)	440	138,371
Boeing Co. (Aerospace/Defense)	2,310	289,882
BorgWarner, Inc. (Auto Parts & Equipment)	770	47,332
Boston Properties, Inc. (REIT)	220	25,197
Boston Scientific Corp.* (Healthcare - Products)	4,510	60,975
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,630	188,579
Brown-Forman Corp. - Class B (Beverages)	330	29,598
CA, Inc. (Software)	770	23,847
Cabot Oil & Gas Corp. (Oil & Gas)	1,430	48,448
Campbell Soup Co. (Food)	330	14,810
CareFusion Corp.* (Healthcare - Products)	330	13,273
CarMax, Inc.* (Retail)	440	20,592
CBRE Group, Inc.* - Class A (Real Estate)	660	18,104
CBS Corp. - Class B (Media)	1,870	115,566
Celgene Corp.* (Biotechnology)	1,320	184,272
Cerner Corp.* (Software)	990	55,688
CF Industries Holdings, Inc. (Chemicals)	110	28,670
Chesapeake Energy Corp. (Oil & Gas)	880	22,546
Chipotle Mexican Grill, Inc.* (Retail)	110	62,486
CIGNA Corp. (Healthcare - Services)	880	73,682
Cintas Corp. (Commercial Services)	330	19,671
Citigroup, Inc. (Banks)	4,730	225,148
Citrix Systems, Inc.* (Software)	440	25,269
Clorox Co. (Household Products/Wares)	220	19,362
Coach, Inc. (Retail)	550	27,313
Coca-Cola Co. (Beverages)	8,470	327,449
Coca-Cola Enterprises, Inc. (Beverages)	770	36,775
Cognizant Technology Solutions Corp.* (Computers)	2,090	105,775
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,760	114,171
Comcast Corp. - Class A (Media)	8,800	440,176
Comerica, Inc. (Banks)	660	34,188
Constellation Brands, Inc.* (Beverages)	550	46,734
Covidien PLC (Healthcare - Products)	770	56,718
Crown Castle International Corp. (Telecommunications)	1,100	81,158
CSX Corp. (Transportation)	2,200	63,734
Cummins, Inc. (Machinery - Diversified)	440	65,555
Danaher Corp. (Miscellaneous Manufacturing)	1,980	148,500
DaVita, Inc.* (Healthcare - Services)	330	22,721
Delphi Automotive PLC (Auto Parts & Equipment)	440	29,858
Delta Air Lines, Inc. (Airlines)	2,860	99,099
DENTSPLY International, Inc. (Healthcare - Products)	220	10,129
DIRECTV* - Class A (Media)	1,650	126,093
Discover Financial Services (Diversified Financial Services)	1,540	89,613
Discovery Communications, Inc.* - Class A (Media)	770	63,679
Dollar General Corp.* (Retail)	440	24,411
Dollar Tree, Inc.* (Retail)	660	34,439

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Dominion Resources, Inc. (Electrical Components & Equipment)	990		$70,280
Dover Corp. (Miscellaneous Manufacturing)	440		35,970
Dr. Pepper Snapple Group, Inc. (Beverages)	330		17,972
Dun & Bradstreet Corp. (Software)	110		10,929
E*TRADE Financial Corp.* (Diversified Financial Services)	550		12,661
E.I. du Pont de Nemours & Co. (Chemicals)	1,760		118,096
Eastman Chemical Co. (Chemicals)	550		47,416
Eaton Corp. (Miscellaneous Manufacturing)	660		49,579
eBay, Inc.* (Internet)	2,640		145,834
Ecolab, Inc. (Chemicals)	880		95,031
Edwards Lifesciences Corp.* (Healthcare - Products)	220		16,317
Electronic Arts, Inc.* (Software)	1,100		31,911
Emerson Electric Co. (Electrical Components & Equipment)	1,430		95,524
EOG Resources, Inc. (Oil & Gas)	880		172,629
EQT Corp. (Oil & Gas)	550		53,334
Equifax, Inc. (Commercial Services)	440		29,933
Equity Residential (REIT)	550		31,895
Expedia, Inc. (Internet)	220		15,950
Expeditors International of Washington, Inc. (Transportation)	330		13,078
F5 Networks, Inc.* (Internet)	220		23,459
Facebook, Inc.* - Class A (Internet)	5,830		351,199
Fastenal Co. (Distribution/Wholesale)	880		43,402
FedEx Corp. (Transportation)	440		58,326
Fidelity National Information Services, Inc. (Software)	990		52,916
Fifth Third Bancorp (Banks)	2,860		65,637
First Horizon National Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Semiconductors)	220		15,354
Fiserv, Inc.* (Software)	880		49,887
FLIR Systems, Inc. (Electronics)	330		11,880
Flowserve Corp. (Machinery - Diversified)	440		34,470
FMC Corp. (Chemicals)	440		33,686
FMC Technologies, Inc.* (Oil & Gas Services)	770		40,263
Forest Laboratories, Inc.* (Pharmaceuticals)	440		40,599
Fossil Group, Inc.* (Distribution/Wholesale)	110		12,827
Franklin Resources, Inc. (Diversified Financial Services)	1,320		71,518
GameStop Corp. - Class A (Retail)	220		9,042
Garmin, Ltd. (Electronics)	220		12,157
General Dynamics Corp. (Aerospace/Defense)	550		59,906
General Growth Properties, Inc. (REIT)	770		16,940
General Mills, Inc. (Food)	1,210		62,702
Genuine Parts Co. (Distribution/Wholesale)	220		19,107
Gilead Sciences, Inc.* (Biotechnology)	5,170		366,346
Google, Inc.* - Class A (Internet)	990		1,103,364
H & R Block, Inc. (Commercial Services)	660		19,925
Halliburton Co. (Oil & Gas Services)	2,860		168,425
Harley-Davidson, Inc. (Automobiles)	770		51,290
Harman International Industries, Inc. (Home Furnishings)	220		23,408
Harris Corp. (Telecommunications)	220		16,095
Hasbro, Inc. (Toys/Games/Hobbies)	220		12,236
Health Care REIT, Inc. (REIT)	660		39,336
Helmerich & Payne, Inc. (Oil & Gas)	330		35,495
Honeywell International, Inc. (Electronics)	1,760		163,258
Hormel Foods Corp. (Food)	330		16,259
Hospira, Inc.* (Healthcare - Products)	220		9,515
Host Hotels & Resorts, Inc. (REIT)	1,650		33,396
Huntington Bancshares, Inc. (Banks)	2,860		28,514
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	770		62,624
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	440		25,186
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	440		87,045
International Business Machines Corp. (Computers)	1,540		296,435
International Flavors & Fragrances, Inc. (Chemicals)	110		10,524
International Game Technology (Entertainment)	550		7,733
Intuit, Inc. (Software)	990		76,953
Intuitive Surgical, Inc.* (Healthcare - Products)	110		48,179
Invesco, Ltd. (Diversified Financial Services)	1,430		52,910
Iron Mountain, Inc. (Commercial Services)	220		6,065
Johnson & Johnson (Pharmaceuticals)	5,610		551,070
Johnson Controls, Inc. (Auto Parts & Equipment)	2,200		104,104
Kansas City Southern Industries, Inc. (Transportation)	330		33,680
Kellogg Co. (Food)	440		27,592
Keurig Green Mountain, Inc. (Beverages)	440		46,460
KeyCorp (Banks)	2,970		42,293
Kimberly-Clark Corp. (Household Products/Wares)	770		84,893
Kimco Realty Corp. (REIT)	660		14,441
Kinder Morgan, Inc. (Pipelines)	2,310		75,052
KLA-Tencor Corp. (Semiconductors)	550		38,027
Kraft Foods Group, Inc. (Food)	1,980		111,079
L Brands, Inc. (Retail)	550		31,224
Laboratory Corp. of America Holdings* (Healthcare - Services)	110		10,803
Lam Research Corp.* (Semiconductors)	220		12,100
Lennar Corp. - Class A (Home Builders)	220		8,716
Leucadia National Corp. (Diversified Financial Services)	440		12,320
Lincoln National Corp. (Insurance)	440		22,295
Linear Technology Corp. (Semiconductors)	440		21,424
Lockheed Martin Corp. (Aerospace/Defense)	550		89,782
Lorillard, Inc. (Agriculture)	1,210		65,437
Lowe’s Cos., Inc. (Retail)	2,090		102,201
LSI Logic Corp. (Semiconductors)	1,320		14,612
LyondellBasell Industries N.V. - Class A (Chemicals)	1,430		127,184
Marathon Petroleum Corp. (Oil & Gas)	440		38,298
Marriott International, Inc. - Class A (Lodging)	440		24,667
Marsh & McLennan Cos., Inc. (Insurance)	1,210		59,653
Masco Corp. (Building Materials)	770		17,102

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MasterCard, Inc. - Class A (Commercial Services)	3,410	$254,726
Mattel, Inc. (Toys/Games/Hobbies)	660	26,473
McCormick & Co., Inc. (Food)	220	15,783
McDonald’s Corp. (Retail)	1,870	183,316
McGraw Hill Financial, Inc. (Commercial Services)	550	41,965
McKesson Corp. (Pharmaceuticals)	330	58,268
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	660	54,872
Medtronic, Inc. (Healthcare - Products)	1,980	121,850
Merck & Co., Inc. (Pharmaceuticals)	4,620	262,277
Michael Kors Holdings, Ltd.* (Apparel)	660	61,558
Microchip Technology, Inc. (Semiconductors)	660	31,522
Micron Technology, Inc.* (Semiconductors)	3,630	85,886
Microsoft Corp. (Software)	25,520	1,046,064
Mohawk Industries, Inc.* (Textiles)	220	29,916
Monsanto Co. (Chemicals)	1,760	200,235
Monster Beverage Corp.* (Beverages)	440	30,558
Moody’s Corp. (Commercial Services)	660	52,351
Motorola Solutions, Inc. (Telecommunications)	330	21,216
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,210	59,084
National Oilwell Varco, Inc. (Oil & Gas Services)	660	51,394
Neilsen Holdings N.V. (Media)	550	24,547
NetApp, Inc. (Computers)	770	28,413
Netflix, Inc.* (Internet)	220	77,447
Newell Rubbermaid, Inc. (Housewares)	440	13,156
Newfield Exploration Co.* (Oil & Gas)	330	10,349
News Corp.* - Class A (Media)	1,650	28,413
NIKE, Inc. - Class B (Apparel)	2,530	186,866
Noble Energy, Inc. (Oil & Gas)	1,210	85,958
Nordstrom, Inc. (Retail)	220	13,739
Norfolk Southern Corp. (Transportation)	1,100	106,887
Northrop Grumman Corp. (Aerospace/Defense)	330	40,715
NVIDIA Corp. (Semiconductors)	880	15,761
Occidental Petroleum Corp. (Oil & Gas)	1,210	115,300
Omnicom Group, Inc. (Advertising)	880	63,888
Oracle Corp. (Software)	6,270	256,505
O’Reilly Automotive, Inc.* (Retail)	330	48,969
Owens-Illinois, Inc.* (Packaging & Containers)	330	11,164
PACCAR, Inc. (Auto Manufacturers)	1,210	81,602
Pall Corp. (Miscellaneous Manufacturing)	220	19,683
Parker Hannifin Corp. (Miscellaneous Manufacturing)	330	39,504
Paychex, Inc. (Software)	770	32,802
Pentair, Ltd. (Miscellaneous Manufacturing)	440	34,910
People’s United Financial, Inc. (Savings & Loans)	550	8,179
PepsiCo, Inc. (Beverages)	2,970	247,995
PerkinElmer, Inc. (Electronics)	220	9,913
Perrigo Co. PLC (Pharmaceuticals)	440	68,050
PetSmart, Inc. (Retail)	220	15,156
Pfizer, Inc. (Pharmaceuticals)	10,560	339,187
Philip Morris International, Inc. (Agriculture)	2,970	243,153
Pioneer Natural Resources Co. (Oil & Gas)	440	82,342
Pitney Bowes, Inc. (Office/Business Equipment)	660	17,153
Plum Creek Timber Co., Inc. (REIT)	330	13,873
PPG Industries, Inc. (Chemicals)	440	85,122
Praxair, Inc. (Chemicals)	550	72,034
Precision Castparts Corp. (Metal Fabricate/Hardware)	440	111,214
Priceline.com, Inc.* (Internet)	220	262,216
Principal Financial Group, Inc. (Insurance)	440	20,236
Procter & Gamble Co. (Cosmetics/Personal Care)	4,620	372,373
Prologis, Inc. (REIT)	990	40,422
Prudential Financial, Inc. (Insurance)	1,540	130,361
Public Storage, Inc. (REIT)	330	55,602
PVH Corp. (Retail)	220	27,449
Qualcomm, Inc. (Semiconductors)	5,720	451,078
Quanta Services, Inc.* (Commercial Services)	220	8,118
Ralph Lauren Corp. (Apparel)	110	17,702
Range Resources Corp. (Oil & Gas)	550	45,634
Raytheon Co. (Aerospace/Defense)	550	54,335
Red Hat, Inc.* (Software)	660	34,967
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	220	66,062
Regions Financial Corp. (Banks)	2,420	26,886
Reynolds American, Inc. (Agriculture)	550	29,381
Robert Half International, Inc. (Commercial Services)	440	18,458
Rockwell Automation, Inc. (Machinery - Diversified)	440	54,802
Rockwell Collins, Inc. (Aerospace/Defense)	220	17,527
Roper Industries, Inc. (Machinery - Diversified)	220	29,372
Ross Stores, Inc. (Retail)	770	55,094
Safeway, Inc. (Food)	770	28,444
Salesforce.com, Inc.* (Software)	1,870	106,757
SanDisk Corp. (Computers)	770	62,516
Schlumberger, Ltd. (Oil & Gas Services)	4,400	429,001
Scripps Networks Interactive - Class A (Media)	330	25,050
Seagate Technology PLC (Computers)	1,100	61,776
Sealed Air Corp. (Packaging & Containers)	660	21,694
Sherwin-Williams Co. (Chemicals)	330	65,053
Sigma-Aldrich Corp. (Chemicals)	220	20,544
Simon Property Group, Inc. (REIT)	660	108,239
SLM Corp. (Diversified Financial Services)	1,430	35,006
Snap-on, Inc. (Machinery)	110	12,483
Southwest Airlines Co. (Airlines)	2,420	57,136
Southwestern Energy Co.* (Oil & Gas)	660	30,367
Spectra Energy Corp. (Pipelines)	1,100	40,634
St. Jude Medical, Inc. (Healthcare - Products)	990	64,736
Starbucks Corp. (Retail)	2,530	185,651
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	660	52,536
State Street Corp. (Banks)	770	53,554
Stericycle, Inc.* (Commercial Services)	330	37,495

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stryker Corp. (Healthcare - Products)	990	$80,655
Symantec Corp. (Internet)	1,210	24,164
T. Rowe Price Group, Inc. (Diversified Financial Services)	880	72,468
TE Connectivity, Ltd. (Electronics)	770	46,361
Tenet Healthcare Corp.* (Healthcare - Services)	110	4,709
Teradata Corp.* (Computers)	220	10,822
Texas Instruments, Inc. (Semiconductors)	2,200	103,730
Textron, Inc. (Miscellaneous Manufacturing)	990	38,897
The Charles Schwab Corp. (Diversified Financial Services)	3,960	108,227
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	880	58,854
The Gap, Inc. (Retail)	550	22,033
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	880	22,994
The Hershey Co. (Food)	550	57,420
The Home Depot, Inc. (Retail)	3,080	243,719
The Interpublic Group of Cos., Inc. (Advertising)	1,430	24,510
The JM Smucker Co. - Class A (Food)	110	10,696
The Macerich Co. (REIT)	440	27,425
The Williams Cos., Inc. (Pipelines)	990	40,174
Thermo Fisher Scientific, Inc. (Electronics)	1,320	158,717
Tiffany & Co. (Retail)	330	28,430
Time Warner Cable, Inc. (Media)	990	135,808
Time Warner, Inc. (Media)	1,650	107,795
TJX Cos., Inc. (Retail)	2,420	146,773
Torchmark Corp. (Insurance)	330	25,971
Total System Services, Inc. (Commercial Services)	550	16,726
Tractor Supply Co. (Retail)	440	31,077
TripAdvisor, Inc.* (Internet)	330	29,895
Twenty-First Century Fox, Inc. - Class A (Media)	3,630	116,051
Tyco International, Ltd. (Electronics)	770	32,648
U.S. Bancorp (Banks)	3,300	141,438
Union Pacific Corp. (Transportation)	1,540	288,997
United Parcel Service, Inc. - Class B (Transportation)	2,420	235,660
United Technologies Corp. (Aerospace/Defense)	1,540	179,934
Urban Outfitters, Inc.* (Retail)	220	8,023
V.F. Corp. (Apparel)	1,210	74,875
Varian Medical Systems, Inc.* (Healthcare - Products)	220	18,478
Ventas, Inc. (REIT)	440	26,651
VeriSign, Inc.* (Internet)	440	23,720
Verizon Communications, Inc. (Telecommunications)	7,260	345,358
Vertex Pharmaceuticals, Inc.* (Biotechnology)	770	54,454
Viacom, Inc. - Class B (Media)	1,320	112,187
Visa, Inc. - Class A (Diversified Financial Services)	1,760	379,914
Vornado Realty Trust (REIT)	330	32,525
Vulcan Materials Co. (Building Materials)	220	14,619
W.W. Grainger, Inc. (Distribution/Wholesale)	220	55,585
Walgreen Co. (Retail)	1,430	94,423
Walt Disney Co. (Media)	3,740	299,462
Waste Management, Inc. (Commercial Services)	770	32,394
Waters Corp.* (Electronics)	220	23,850
Western Digital Corp. (Computers)	660	60,601
Western Union Co. (Commercial Services)	1,210	19,796
Whole Foods Market, Inc. (Food)	770	39,047
Wyndham Worldwide Corp. (Lodging)	440	32,221
Wynn Resorts, Ltd. (Lodging)	220	48,873
Xilinx, Inc. (Semiconductors)	550	29,849
Xylem, Inc. (Machinery - Diversified)	330	12,019
Yahoo!, Inc.* (Internet)	3,190	114,521
YUM! Brands, Inc. (Retail)	880	66,343
Zimmer Holdings, Inc. (Healthcare - Products)	330	31,211
Zions Bancorp (Banks)	330	10,223
Zoetis, Inc. (Pharmaceuticals)	1,100	31,834
TOTAL COMMON STOCKS
(Cost $15,629,487)		29,252,462

	Principal Amount	Value
Repurchase Agreements(c)(0.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $61,000	$61,000	$61,000
TOTAL REPURCHASE AGREEMENTS
(Cost $61,000)		61,000
TOTAL INVESTMENT SECURITIES
(Cost $15,690,487) - 99.8%		29,313,462
Net other assets (liabilities) - 0.2%		55,928

NET ASSETS - 100.0%		$29,369,390

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Advertising	$88,398	0.3%
Aerospace/Defense	732,081	2.5%
Agriculture	469,725	1.6%
Airlines	156,235	0.5%
Apparel	341,001	1.2%
Auto Manufacturers	81,602	0.3%
Auto Parts & Equipment	204,288	0.7%
Automobiles	51,290	0.2%
Banks	627,881	2.1%
Beverages	783,541	2.6%
Biotechnology	1,319,110	4.5%
Building Materials	31,721	0.1%
Chemicals	967,689	3.2%
Commercial Services	745,041	2.5%
Computers	2,316,916	7.8%
Cosmetics/Personal Care	553,450	1.9%
Distribution/Wholesale	130,921	0.4%
Diversified Financial Services	1,409,991	4.8%
Electrical Components & Equipment	211,115	0.7%
Electronics	557,989	2.0%
Entertainment	7,733	NM
Food	383,832	1.3%
Healthcare - Products	714,709	2.4%
Healthcare - Services	111,915	0.4%
Home Builders	8,716	NM
Home Furnishings	23,408	0.1%
Household Products/Wares	104,255	0.4%
Housewares	13,156	NM
Insurance	341,953	1.2%
Internet	2,578,958	8.9%
Lodging	158,297	0.5%
Machinery	12,483	NM
Machinery - Diversified	196,218	0.6%
Media	1,594,827	5.5%
Metal Fabricate/Hardware	111,214	0.4%
Miscellaneous Manufacturing	738,383	2.5%
Office/Business Equipment	17,153	0.1%
Oil & Gas	815,289	2.9%
Oil & Gas Services	689,083	2.3%
Packaging & Containers	44,916	0.2%
Pharmaceuticals	2,188,588	7.4%
Pipelines	155,860	0.5%
Real Estate	18,104	0.1%
REIT	609,548	2.0%
Retail	1,605,580	5.5%
Savings & Loans	8,179	NM
Semiconductors	911,686	3.2%
Software	1,975,620	6.7%
Telecommunications	463,827	1.7%
Textiles	29,916	0.1%
Toys/Games/Hobbies	38,709	0.1%
Transportation	800,362	2.7%
Other**	116,928	0.4%
Total	$29,369,390	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Aaron’s, Inc. (Commercial Services)	2,331	$70,489
Abercrombie & Fitch Co. - Class A (Retail)	2,553	98,291
ADTRAN, Inc. (Telecommunications)	999	24,386
Advance Auto Parts, Inc. (Retail)	999	126,374
Advanced Micro Devices, Inc.* (Semiconductors)	10,767	43,176
Aecom Technology Corp.* (Engineering & Construction)	3,219	103,555
AGCO Corp. (Machinery - Diversified)	2,886	159,192
Albemarle Corp. (Chemicals)	1,332	88,471
Alexandria Real Estate Equities, Inc. (REIT)	2,331	169,137
Alleghany Corp.* (Insurance)	555	226,096
Alliant Energy Corp. (Electric)	3,663	208,095
Alliant Techsystems, Inc. (Aerospace/Defense)	555	78,893
Allscripts Healthcare Solutions, Inc.* (Software)	2,442	44,029
Alpha Natural Resources, Inc.* (Coal)	7,215	30,664
American Campus Communities, Inc. (REIT)	3,441	128,521
American Eagle Outfitters, Inc. (Retail)	5,550	67,932
American Financial Group, Inc. (Insurance)	2,331	134,522
ANN, Inc.* (Retail)	1,554	64,460
AOL, Inc.* (Internet)	2,664	116,603
Apollo Group, Inc.* - Class A (Commercial Services)	3,219	110,218
AptarGroup, Inc. (Miscellaneous Manufacturing)	999	66,034
Aqua America, Inc. (Water)	2,997	75,135
Arrow Electronics, Inc.* (Distribution/Wholesale)	3,330	197,669
Arthur J. Gallagher & Co. (Insurance)	1,887	89,783
Ascena Retail Group, Inc.* (Retail)	4,218	72,887
Ashland, Inc. (Chemicals)	2,331	231,888
Aspen Insurance Holdings, Ltd. (Insurance)	2,109	83,727
Astoria Financial Corp. (Savings & Loans)	2,775	38,351
Atmel Corp.* (Semiconductors)	7,992	66,813
Atmos Energy Corp. (Gas)	3,330	156,943
Atwood Oceanics, Inc.* (Oil & Gas)	1,887	95,086
Avnet, Inc. (Electronics)	4,551	211,759
Bank of Hawaii Corp. (Banks)	777	47,094
Big Lots, Inc.* (Retail)	1,887	71,461
Bill Barrett Corp.* (Oil & Gas)	888	22,733
BioMed Realty Trust, Inc. (REIT)	6,327	129,640
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	666	85,328
Black Hills Corp. (Electric)	1,443	83,189
Bob Evans Farms, Inc. (Retail)	444	22,213
BRE Properties, Inc. - Class A (REIT)	888	55,749
Brown & Brown, Inc. (Insurance)	1,887	58,044
Cabela’s, Inc.* (Retail)	777	50,901
Cabot Corp. (Chemicals)	1,998	118,002
Cadence Design Systems, Inc.* (Computers)	3,108	48,298
Camden Property Trust (REIT)	2,775	186,869
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	999	79,261
Carpenter Technology Corp. (Iron/Steel)	666	43,983
Chico’s FAS, Inc. (Retail)	2,886	46,263
Church & Dwight, Inc. (Household Products/Wares)	1,998	138,002
Cimarex Energy Co. (Oil & Gas)	1,110	132,212
Cinemark Holdings, Inc. (Entertainment)	1,887	54,742
Clarcor, Inc. (Miscellaneous Manufacturing)	777	44,561
Clean Harbors, Inc.* (Environmental Control)	1,776	97,307
Cleco Corp. (Electric)	1,998	101,059
Commerce Bancshares, Inc. (Banks)	1,554	72,137
Commercial Metals Co. (Iron/Steel)	3,885	73,349
Community Health Systems, Inc.* (Healthcare - Services)	3,774	147,827
Compass Minerals International, Inc. (Mining)	666	54,958
Compuware Corp. (Software)	4,218	44,289
Convergys Corp. (Commercial Services)	3,330	72,960
Con-way, Inc. (Transportation)	999	41,039
Corporate Office Properties Trust (REIT)	2,886	76,883
Corrections Corp. of America (REIT)	3,774	118,202
Crane Co. (Miscellaneous Manufacturing)	777	55,284
CST Brands, Inc. (Retail)	2,442	76,288
Cullen/Frost Bankers, Inc. (Banks)	999	77,452
Cypress Semiconductor Corp. (Semiconductors)	2,775	28,499
Cytec Industries, Inc. (Chemicals)	666	65,008
Dean Foods Co. (Food)	3,108	48,050
DeVry, Inc. (Commercial Services)	1,887	79,990
Dick’s Sporting Goods, Inc. (Retail)	3,330	181,851
Diebold, Inc. (Computers)	1,221	48,706
Domtar Corp. (Forest Products & Paper)	1,110	124,564
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,776	75,302
Dresser-Rand Group, Inc.* (Oil & Gas Services)	999	58,352
DST Systems, Inc. (Computers)	444	42,087
Duke Realty Corp. (REIT)	6,660	112,421
Eaton Vance Corp. (Diversified Financial Services)	1,554	59,301
Energen Corp. (Oil & Gas)	999	80,729
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,110	111,821
Equinix, Inc.* (Internet)	666	123,104
Equity One, Inc. (REIT)	1,221	27,277
Essex Property Trust, Inc. (REIT)	555	94,378
Esterline Technologies Corp.* (Aerospace/Defense)	999	106,433
Everest Re Group, Ltd. (Insurance)	1,554	237,840
Exelis, Inc. (Aerospace/Defense)	6,216	118,166
FactSet Research Systems, Inc. (Media)	444	47,868

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,107	$56,636
Federal Realty Investment Trust (REIT)	1,110	127,339
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,554	47,459
Fidelity National Title Group, Inc. - Class A (Insurance)	9,102	286,167
First American Financial Corp. (Insurance)	3,441	91,359
First Horizon National Corp. (Banks)	7,770	95,881
First Niagara Financial Group, Inc. (Savings & Loans)	11,655	110,140
FirstMerit Corp. (Banks)	2,664	55,491
Flowers Foods, Inc. (Food)	1,776	38,095
Foot Locker, Inc. (Retail)	4,773	224,235
Fortinet, Inc.* (Computers)	2,775	61,133
FTI Consulting, Inc.* (Commercial Services)	555	18,504
Fulton Financial Corp. (Banks)	6,327	79,594
GATX Corp. (Trucking & Leasing)	1,554	105,486
General Cable Corp. (Electrical Components & Equipment)	1,665	42,641
Granite Construction, Inc. (Engineering & Construction)	1,221	48,755
Great Plains Energy, Inc. (Electric)	5,106	138,066
Greenhill & Co., Inc. (Diversified Financial Services)	444	23,079
Greif, Inc. - Class A (Packaging & Containers)	999	52,438
GUESS?, Inc. (Retail)	1,998	55,145
Hancock Holding Co. (Banks)	2,664	97,635
Hanover Insurance Group, Inc. (Insurance)	1,443	88,658
Harsco Corp. (Miscellaneous Manufacturing)	1,443	33,809
Hawaiian Electric Industries, Inc. (Electric)	3,330	84,649
HCC Insurance Holdings, Inc. (Insurance)	3,330	151,482
Health Net, Inc.* (Healthcare - Services)	2,664	90,603
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,219	73,973
Henry Schein, Inc.* (Healthcare - Products)	1,221	145,750
Herman Miller, Inc. (Office Furnishings)	666	21,399
Highwoods Properties, Inc. (REIT)	1,665	63,953
Hill-Rom Holdings, Inc. (Healthcare - Products)	888	34,224
Hillshire Brands Co. (Food)	3,996	148,891
HMS Holdings Corp.* (Commercial Services)	999	19,031
HollyFrontier Corp. (Oil & Gas)	6,549	311,602
Hologic, Inc.* (Healthcare - Products)	3,663	78,755
Home Properties, Inc. (REIT)	1,887	113,446
Hospitality Properties Trust (REIT)	4,884	140,268
HSN, Inc. (Retail)	1,110	66,300
Hubbell, Inc. - Class B (Electrical Components & Equipment)	777	93,139
Huntington Ingalls Industries, Inc. (Shipbuilding)	777	79,456
IDACORP, Inc. (Electric)	1,665	92,358
IDEXX Laboratories, Inc.* (Healthcare - Products)	666	80,852
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	5,106	150,933
Ingredion, Inc. (Food)	2,442	166,250
Integrated Device Technology, Inc.* (Semiconductors)	1,665	20,363
InterDigital, Inc. (Telecommunications)	888	29,402
International Bancshares Corp. (Banks)	1,887	47,326
International Rectifier Corp.* (Semiconductors)	2,331	63,869
International Speedway Corp. - Class A (Entertainment)	888	30,183
Intersil Corp. - Class A (Semiconductors)	4,218	54,497
Intrepid Potash, Inc.* (Chemicals)	1,776	27,457
Itron, Inc.* (Electronics)	1,332	47,339
ITT Corp. (Miscellaneous Manufacturing)	1,776	75,942
J.C. Penney Co., Inc.* (Retail)	9,990	86,114
Janus Capital Group, Inc. (Diversified Financial Services)	4,995	54,296
JDS Uniphase Corp.* (Telecommunications)	2,775	38,850
JetBlue Airways Corp.* (Airlines)	7,437	64,628
John Wiley & Sons, Inc. (Media)	1,554	89,572
Jones Lang LaSalle, Inc. (Real Estate)	1,443	170,996
KB Home (Home Builders)	2,775	47,147
KBR, Inc. (Engineering & Construction)	4,884	130,305
Kemper Corp. (Insurance)	1,665	65,218
Kennametal, Inc. (Hand/Machine Tools)	1,554	68,842
Kilroy Realty Corp. (REIT)	1,443	84,531
Knowles Corp.* (Electronics)	1,665	52,564
Lamar Advertising Co.* - Class A (Advertising)	777	39,619
Lancaster Colony Corp. (Food)	333	33,107
Landstar System, Inc. (Transportation)	888	52,587
Leidos Holdings, Inc. (Commercial Services)	2,442	86,374
Lennox International, Inc. (Building Materials)	444	40,364
Lexmark International, Inc. - Class A (Computers)	1,998	92,487
Liberty Property Trust (REIT)	2,442	90,256
Life Time Fitness, Inc.* (Leisure Time)	1,221	58,730
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,554	84,771
Louisiana-Pacific Corp.* (Building Materials)	2,442	41,197
M.D.C. Holdings, Inc. (Home Builders)	1,332	37,669
Mack-Cali Realty Corp. (REIT)	2,886	60,000
Mallinckrodt PLC* (Pharmaceuticals)	1,887	119,655
Manpower, Inc. (Commercial Services)	2,664	210,003
ManTech International Corp. - Class A (Software)	777	22,852
Martin Marietta Materials (Building Materials)	777	99,727
Matthews International Corp. - Class A (Commercial Services)	555	22,650
MDU Resources Group, Inc. (Electric)	6,216	213,271
Mednax, Inc.* (Healthcare - Services)	1,110	68,798
Mercury General Corp. (Insurance)	1,221	55,043
Meredith Corp. (Media)	444	20,615
Micros Systems, Inc.* (Computers)	888	47,002
Mid-America Apartment Communities, Inc. (REIT)	1,443	98,514
Minerals Technologies, Inc. (Chemicals)	444	28,665
MSA Safety, Inc. (Machinery - Construction & Mining)	444	25,308

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MSC Industrial Direct Co. - Class A (Retail)	777	$67,226
Murphy USA, Inc.* (Oil & Gas)	1,443	58,571
National Fuel Gas Co. (Gas)	1,554	108,842
National Instruments Corp. (Electronics)	1,110	31,846
National Retail Properties, Inc. (REIT)	3,996	137,143
NCR Corp.* (Computers)	2,442	89,255
New York Community Bancorp (Savings & Loans)	14,541	233,673
NewMarket Corp. (Chemicals)	111	43,377
NVR, Inc.* (Home Builders)	111	127,317
Office Depot, Inc.* (Retail)	9,102	37,591
OGE Energy Corp. (Electric)	6,549	240,740
Olin Corp. (Chemicals)	2,664	73,553
Omnicare, Inc. (Pharmaceuticals)	1,998	119,221
ONE Gas, Inc.* (Pipelines)	1,665	59,823
Oshkosh Truck Corp. (Auto Manufacturers)	2,775	163,364
Owens & Minor, Inc. (Distribution/Wholesale)	2,109	73,878
Plantronics, Inc. (Telecommunications)	555	24,670
PNM Resources, Inc. (Electric)	2,664	72,008
Polycom, Inc.* (Telecommunications)	4,551	62,440
Post Holdings, Inc.* (Food)	1,221	67,302
Potlatch Corp. (REIT)	666	25,768
Primerica, Inc. (Insurance)	1,776	83,667
Prosperity Bancshares, Inc. (Banks)	777	51,399
Protective Life Corp. (Insurance)	2,553	134,262
Questar Corp. (Gas)	2,997	71,269
R.R. Donnelley & Sons Co. (Commercial Services)	2,442	43,712
Raymond James Financial Corp. (Diversified Financial Services)	4,107	229,704
Rayonier, Inc. (REIT)	2,442	112,112
Realty Income Corp. (REIT)	7,215	294,805
Regal-Beloit Corp. (Hand/Machine Tools)	1,443	104,921
Regency Centers Corp. (REIT)	1,665	85,015
Reinsurance Group of America, Inc. (Insurance)	2,331	185,618
Reliance Steel & Aluminum Co. (Iron/Steel)	2,553	180,394
RenaissanceRe Holdings (Insurance)	999	97,502
Rent-A-Center, Inc. (Commercial Services)	1,776	47,242
ResMed, Inc. (Healthcare - Products)	1,665	74,409
RF Micro Devices, Inc.* (Telecommunications)	9,324	73,472
Riverbed Technology, Inc.* (Computers)	2,220	43,756
Rock-Tenn Co. - Class A (Packaging & Containers)	1,332	140,619
Rollins, Inc. (Commercial Services)	777	23,496
Rovi Corp.* (Semiconductors)	3,219	73,329
Royal Gold, Inc. (Mining)	2,109	132,066
RPM, Inc. (Chemicals)	1,998	83,596
Science Applications International Corp. (Commercial Services)	1,332	49,803
Semtech Corp.* (Semiconductors)	1,110	28,127
Senior Housing Properties Trust (REIT)	3,441	77,319
Sensient Technologies Corp. (Chemicals)	1,665	93,923
Service Corp. International (Commercial Services)	2,886	57,374
Signet Jewelers, Ltd. (Retail)	1,221	129,255
Silgan Holdings, Inc. (Packaging & Containers)	1,443	71,457
Silicon Laboratories, Inc.* (Semiconductors)	1,332	69,597
Sirona Dental Systems, Inc.* (Healthcare - Products)	777	58,019
Skyworks Solutions, Inc.* (Semiconductors)	2,220	83,294
SL Green Realty Corp. (REIT)	3,108	312,728
Solera Holdings, Inc. (Software)	777	49,215
Sonoco Products Co. (Packaging & Containers)	3,330	136,597
SPX Corp. (Miscellaneous Manufacturing)	1,443	141,860
StanCorp Financial Group, Inc. (Insurance)	1,443	96,392
Steel Dynamics, Inc. (Iron/Steel)	7,326	130,330
STERIS Corp. (Healthcare - Products)	777	37,102
SunEdison, Inc.* (Semiconductors)	2,553	48,099
Superior Energy Services, Inc. (Oil & Gas Services)	5,217	160,474
Synopsys, Inc.* (Computers)	2,886	110,852
Taubman Centers, Inc. (REIT)	999	70,719
TCF Financial Corp. (Banks)	5,439	90,614
Tech Data Corp.* (Electronics)	1,221	74,432
Techne Corp. (Healthcare - Products)	444	37,904
Teleflex, Inc. (Healthcare - Products)	666	71,422
Telephone & Data Systems, Inc. (Telecommunications)	3,219	84,370
Teradyne, Inc.* (Semiconductors)	6,327	125,843
The Brink’s Co. (Commercial Services)	1,554	44,367
The Cheesecake Factory, Inc. (Retail)	555	26,435
The Cooper Cos., Inc. (Healthcare - Products)	555	76,235
The New York Times Co. - Class A (Media)	4,107	70,312
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	777	47,615
The Timken Co. (Metal Fabricate/Hardware)	2,553	150,065
The Valspar Corp. (Chemicals)	1,110	80,053
Thor Industries, Inc. (Home Builders)	777	47,444
Thoratec Corp.* (Healthcare - Products)	888	31,799
Tibco Software, Inc.* (Internet)	2,220	45,110
Tidewater, Inc. (Transportation)	1,665	80,952
Tootsie Roll Industries, Inc. (Food)	333	9,984
Triumph Group, Inc. (Aerospace/Defense)	1,776	114,695
Trustmark Corp. (Banks)	2,220	56,277
tw telecom, Inc.* (Telecommunications)	2,109	65,927
UDR, Inc. (REIT)	4,773	123,287
UGI Corp. (Gas)	3,774	172,132
Unit Corp.* (Oil & Gas)	1,443	94,343
United Natural Foods, Inc.* (Food)	1,665	118,081
Universal Corp. (Agriculture)	777	43,427
URS Corp. (Engineering & Construction)	2,331	109,697
UTI Worldwide, Inc. (Transportation)	2,997	31,738
Valley National Bancorp (Banks)	6,549	68,175
Valmont Industries, Inc. (Metal Fabricate/Hardware)	444	66,085
VCA Antech, Inc.* (Pharmaceuticals)	1,443	46,508
Vectren Corp. (Gas)	2,664	104,935
VeriFone Systems, Inc.* (Software)	3,663	123,882
Vishay Intertechnology, Inc. (Electronics)	4,440	66,067
W.R. Berkley Corp. (Insurance)	3,441	143,214

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Waste Connections, Inc. (Environmental Control)	1,443	$63,290
Watsco, Inc. (Distribution/Wholesale)	555	55,450
Webster Financial Corp. (Banks)	1,221	37,924
Weingarten Realty Investors (REIT)	1,998	59,940
WellCare Health Plans, Inc.* (Healthcare - Services)	1,443	91,659
Werner Enterprises, Inc. (Transportation)	1,554	39,643
Westamerica Bancorp (Banks)	444	24,012
Westar Energy, Inc. (Electric)	4,218	148,305
WGL Holdings, Inc. (Gas)	1,665	66,700
Whitewave Foods Co.* (Food)	2,664	76,031
Williams-Sonoma, Inc. (Retail)	1,110	73,970
Woodward, Inc. (Electronics)	1,110	46,098
World Fuel Services Corp. (Retail)	2,331	102,797
WPX Energy, Inc.* (Oil & Gas)	6,660	120,080
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	666	46,227
TOTAL COMMON STOCKS (Cost $18,132,751)		25,354,330

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $96,000	$96,000	$96,000
TOTAL REPURCHASE AGREEMENTS (Cost $96,000)		96,000
TOTAL INVESTMENT SECURITIES (Cost $18,228,751) - 100.3%		25,450,330
Net other assets (liabilities) - (0.3)%		(65,691)

NET ASSETS - 100.0%		$25,384,639

*                               Non-income producing security

(a)                      The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Advertising	$39,619	0.2%
Aerospace/Defense	418,187	1.7%
Agriculture	43,427	0.2%
Airlines	64,628	0.3%
Auto Manufacturers	163,364	0.6%
Banks	901,011	3.5%
Biotechnology	85,328	0.3%
Building Materials	181,288	0.8%
Chemicals	933,993	3.6%
Coal	30,664	0.1%
Commercial Services	956,213	3.7%
Computers	583,576	2.3%
Distribution/Wholesale	477,930	1.9%
Diversified Financial Services	413,839	1.6%
Electric	1,381,740	5.4%
Electrical Components & Equipment	247,601	0.9%
Electronics	530,105	2.1%
Engineering & Construction	392,312	1.5%
Entertainment	84,925	0.3%
Environmental Control	160,597	0.6%
Food	705,791	2.9%
Forest Products & Paper	124,564	0.5%
Gas	680,821	2.7%
Hand/Machine Tools	173,763	0.7%
Healthcare - Products	726,471	2.8%
Healthcare - Services	483,658	1.9%
Home Builders	259,577	1.0%
Household Products/Wares	185,617	0.7%
Insurance	2,308,594	9.2%
Internet	284,817	1.2%
Iron/Steel	428,056	1.7%
Leisure Time	58,730	0.2%
Machinery - Construction & Mining	25,308	0.1%
Machinery - Diversified	205,419	0.8%
Media	228,367	0.9%
Metal Fabricate/Hardware	216,150	0.9%
Mining	187,024	0.7%
Miscellaneous Manufacturing	572,053	2.2%
Office Furnishings	21,399	0.1%
Oil & Gas	915,356	3.6%
Oil & Gas Services	292,799	1.2%
Packaging & Containers	401,111	1.6%
Pharmaceuticals	285,384	1.2%
Pipelines	59,823	0.2%
Real Estate	170,996	0.7%
REIT	3,176,220	12.6%
Retail	1,747,989	6.9%
Savings & Loans	382,164	1.5%
Semiconductors	762,142	2.9%
Shipbuilding	79,456	0.3%
Software	284,267	1.1%
Telecommunications	403,517	1.6%
Transportation	245,959	1.0%
Trucking & Leasing	105,486	0.4%
Water	75,135	0.3%
Other**	30,309	0.1%
Total	$25,384,639	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                  Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
3D Systems Corp.* (Computers)	3,306	$195,550
ACI Worldwide, Inc.* (Software)	1,392	82,392
Acuity Brands, Inc. (Electrical Components & Equipment)	1,392	184,538
Acxiom Corp.* (Software)	2,610	89,771
ADTRAN, Inc. (Telecommunications)	870	21,237
Advance Auto Parts, Inc. (Retail)	1,392	176,089
Advanced Micro Devices, Inc.* (Semiconductors)	9,918	39,771
Advent Software, Inc. (Software)	1,392	40,869
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,740	348,086
Alaska Air Group, Inc. (Airlines)	2,436	227,303
Albemarle Corp. (Chemicals)	1,392	92,457
Alexander & Baldwin, Inc. (Real Estate)	1,392	59,244
Align Technology, Inc.* (Healthcare - Products)	2,436	126,160
Alliant Techsystems, Inc. (Aerospace/Defense)	522	74,202
Allscripts Healthcare Solutions, Inc.* (Software)	2,958	53,333
AMC Networks, Inc.* - Class A (Media)	2,088	152,612
ANSYS, Inc.* (Software)	3,132	241,227
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,218	80,510
Aqua America, Inc. (Water)	2,958	74,157
Arthur J. Gallagher & Co. (Insurance)	2,610	124,184
Associated Banc-Corp. (Banks)	5,568	100,558
Atmel Corp.* (Semiconductors)	6,264	52,367
Bally Technologies, Inc.* (Entertainment)	1,392	92,248
BancorpSouth, Inc. (Banks)	2,958	73,832
Bank of Hawaii Corp. (Banks)	696	42,185
BE Aerospace, Inc.* (Aerospace/Defense)	3,306	286,928
Bill Barrett Corp.* (Oil & Gas)	870	22,272
Bob Evans Farms, Inc. (Retail)	348	17,410
BRE Properties, Inc. - Class A (REIT)	1,740	109,237
Brinker International, Inc. (Retail)	2,262	118,642
Broadridge Financial Solutions, Inc. (Software)	4,176	155,097
Brown & Brown, Inc. (Insurance)	2,088	64,227
Brunswick Corp. (Leisure Time)	3,132	141,848
Cabela’s, Inc.* (Retail)	696	45,595
Cadence Design Systems, Inc.* (Computers)	6,612	102,750
CARBO Ceramics, Inc. (Oil & Gas Services)	696	96,041
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,218	96,636
Carpenter Technology Corp. (Iron/Steel)	1,044	68,946
Carter’s, Inc. (Apparel)	1,914	148,622
Cathay Bancorp, Inc. (Banks)	2,610	65,746
CBOE Holdings, Inc. (Diversified Financial Services)	2,958	167,423
Charles River Laboratories International, Inc.* (Biotechnology)	1,566	94,492
Chico’s FAS, Inc. (Retail)	2,436	39,049
Church & Dwight, Inc. (Household Products/Wares)	2,610	180,273
Ciena Corp.* (Telecommunications)	3,654	83,091
Cimarex Energy Co. (Oil & Gas)	1,914	227,977
Cinemark Holdings, Inc. (Entertainment)	1,566	45,430
City National Corp. (Banks)	1,566	123,276
Clarcor, Inc. (Miscellaneous Manufacturing)	870	49,895
Commerce Bancshares, Inc. (Banks)	1,218	56,540
CommVault Systems, Inc.* (Software)	1,566	101,712
Compass Minerals International, Inc. (Mining)	522	43,075
Compuware Corp. (Software)	3,132	32,886
Concur Technologies, Inc.* (Software)	1,566	155,144
Conversant, Inc.* (Software)	2,088	58,777
Con-way, Inc. (Transportation)	870	35,740
Copart, Inc.* (Retail)	3,828	139,301
CoreLogic, Inc.* (Commercial Services)	3,132	94,085
Covance, Inc.* (Healthcare - Services)	1,914	198,865
Crane Co. (Miscellaneous Manufacturing)	870	61,901
Cree, Inc.* (Semiconductors)	4,176	236,195
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,610	190,922
Cullen/Frost Bankers, Inc. (Banks)	696	53,961
Cypress Semiconductor Corp. (Semiconductors)	1,914	19,657
Cytec Industries, Inc. (Chemicals)	522	50,952
Deckers Outdoor Corp.* (Apparel)	1,218	97,111
Deluxe Corp. (Commercial Services)	1,740	91,298
Diebold, Inc. (Computers)	870	34,704
Domino’s Pizza, Inc. (Retail)	1,914	147,321
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,784	118,042
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	2,436	64,676
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,566	91,470
Dril-Quip, Inc.* (Oil & Gas Services)	1,392	156,043
DST Systems, Inc. (Computers)	522	49,480
Duke Realty Corp. (REIT)	4,176	70,491
Eagle Materials, Inc. (Building Materials)	1,740	154,268
East West Bancorp, Inc. (Banks)	4,872	177,828
Eaton Vance Corp. (Diversified Financial Services)	2,610	99,598
Endo International PLC* (Pharmaceuticals)	4,698	322,518
Energen Corp. (Oil & Gas)	1,392	112,488
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,044	105,173
Equinix, Inc.* (Internet)	1,044	192,972
Equity One, Inc. (REIT)	870	19,436
Essex Property Trust, Inc. (REIT)	696	118,355
Extra Space Storage, Inc. (REIT)	3,828	185,695
FactSet Research Systems, Inc. (Media)	870	93,795
Fair Isaac Corp. (Software)	1,218	67,380
Federal Realty Investment Trust (REIT)	1,218	139,729

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,566	$47,826
FirstMerit Corp. (Banks)	2,784	57,991
Flowers Foods, Inc. (Food)	4,176	89,575
Fortinet, Inc.* (Computers)	1,740	38,332
Fortune Brands Home & Security, Inc. (Building Materials)	5,742	241,623
FTI Consulting, Inc.* (Commercial Services)	696	23,205
Gartner Group, Inc.* (Commercial Services)	3,132	217,486
Genesee & Wyoming, Inc.* - Class A (Transportation)	1,740	169,337
Gentex Corp. (Electronics)	5,046	159,100
Global Payments, Inc. (Commercial Services)	2,436	173,224
Graco, Inc. (Machinery - Diversified)	2,088	156,057
Greenhill & Co., Inc. (Diversified Financial Services)	522	27,134
Gulfport Energy Corp.* (Oil & Gas)	2,958	210,550
Hanesbrands, Inc. (Apparel)	3,480	266,150
Harsco Corp. (Miscellaneous Manufacturing)	1,218	28,538
Henry Schein, Inc.* (Healthcare - Products)	1,566	186,932
Herman Miller, Inc. (Office Furnishings)	1,218	39,134
Highwoods Properties, Inc. (REIT)	1,392	53,467
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,044	40,236
HMS Holdings Corp.* (Commercial Services)	1,914	36,462
HNI Corp. (Office Furnishings)	1,566	57,253
Hologic, Inc.* (Healthcare - Products)	5,568	119,712
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,044	125,144
Huntington Ingalls Industries, Inc. (Shipbuilding)	870	88,966
IDEX Corp. (Machinery - Diversified)	2,784	202,926
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,044	126,742
Informatica Corp.* (Software)	3,654	138,048
Integrated Device Technology, Inc.* (Semiconductors)	2,958	36,176
InterDigital, Inc. (Telecommunications)	522	17,283
ITT Corp. (Miscellaneous Manufacturing)	1,218	52,082
J.B. Hunt Transport Services, Inc. (Transportation)	3,132	225,253
Jack Henry & Associates, Inc. (Computers)	2,958	164,939
Jarden Corp.* (Household Products/Wares)	4,176	249,850
JDS Uniphase Corp.* (Telecommunications)	5,046	70,644
Kate Spade & Co.* (Apparel)	4,176	154,888
Kennametal, Inc. (Hand/Machine Tools)	1,044	46,249
Kilroy Realty Corp. (REIT)	1,218	71,350
Kirby Corp.* (Transportation)	1,914	193,793
Knowles Corp.* (Electronics)	1,218	38,452
Lamar Advertising Co.* - Class A (Advertising)	1,392	70,978
Lancaster Colony Corp. (Food)	348	34,598
Landstar System, Inc. (Transportation)	696	41,217
Lennox International, Inc. (Building Materials)	1,044	94,910
Liberty Property Trust (REIT)	2,436	90,035
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,784	200,476
LKQ Corp.* (Distribution/Wholesale)	10,266	270,509
Louisiana-Pacific Corp.* (Building Materials)	2,262	38,160
Martin Marietta Materials (Building Materials)	696	89,332
Masimo Corp.* (Healthcare - Products)	1,740	47,519
Matthews International Corp. - Class A (Commercial Services)	348	14,202
Mednax, Inc.* (Healthcare - Services)	2,262	140,199
Mentor Graphics Corp. (Computers)	3,306	72,798
Meredith Corp. (Media)	870	40,394
Mettler Toledo International, Inc.* (Electronics)	1,044	246,050
Micros Systems, Inc.* (Computers)	1,566	82,888
Mid-America Apartment Communities, Inc. (REIT)	1,044	71,274
Minerals Technologies, Inc. (Chemicals)	696	44,934
MSA Safety, Inc. (Machinery - Construction & Mining)	522	29,754
MSC Industrial Direct Co. - Class A (Retail)	870	75,272
MSCI, Inc.* - Class A (Software)	4,002	172,166
National Fuel Gas Co. (Gas)	1,218	85,308
National Instruments Corp. (Electronics)	2,088	59,905
NCR Corp.* (Computers)	3,132	114,475
NeuStar, Inc.* - Class A (Telecommunications)	2,088	67,881
NewMarket Corp. (Chemicals)	174	67,996
Nordson Corp. (Machinery - Diversified)	2,088	147,183
NVR, Inc.* (Home Builders)	174	199,577
Oceaneering International, Inc. (Oil & Gas Services)	3,654	262,577
Office Depot, Inc.* (Retail)	7,134	29,463
Oil States International, Inc.* (Oil & Gas Services)	1,740	171,564
Old Dominion Freight Line, Inc.* (Transportation)	2,436	138,219
Old Republic International Corp. (Insurance)	8,352	136,972
OMEGA Healthcare Investors, Inc. (REIT)	4,176	139,980
Omnicare, Inc. (Pharmaceuticals)	1,392	83,061
Packaging Corp. of America (Packaging & Containers)	3,306	232,643
Panera Bread Co.* - Class A (Retail)	870	153,529
Patterson-UTI Energy, Inc. (Oil & Gas)	4,872	154,345
Plantronics, Inc. (Telecommunications)	870	38,672
Polaris Industries, Inc. (Leisure Time)	2,262	316,024
Potlatch Corp. (REIT)	696	26,928
Prosperity Bancshares, Inc. (Banks)	1,044	69,061
PTC, Inc.* (Software)	4,002	141,791
Questar Corp. (Gas)	2,784	66,204
R.R. Donnelley & Sons Co. (Commercial Services)	4,176	74,750
Rackspace Hosting, Inc.* (Internet)	4,002	131,346
Rayonier, Inc. (REIT)	1,740	79,883
Regency Centers Corp. (REIT)	1,392	71,076
RenaissanceRe Holdings (Insurance)	348	33,965
ResMed, Inc. (Healthcare - Products)	3,132	139,969
Riverbed Technology, Inc.* (Computers)	3,132	61,732

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rock-Tenn Co. - Class A (Packaging & Containers)	1,044	$110,215
Rollins, Inc. (Commercial Services)	1,392	42,094
Rosetta Resources, Inc.* (Oil & Gas)	2,088	97,259
RPM, Inc. (Chemicals)	2,436	101,922
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,088	216,338
Scientific Games Corp.* - Class A (Entertainment)	1,740	23,890
SEI Investments Co. (Commercial Services)	4,872	163,748
Semtech Corp.* (Semiconductors)	1,218	30,864
Senior Housing Properties Trust (REIT)	2,958	66,466
Service Corp. International (Commercial Services)	4,176	83,019
Signature Bank* (Banks)	1,566	196,673
Signet Jewelers, Ltd. (Retail)	1,566	165,777
Sirona Dental Systems, Inc.* (Healthcare - Products)	1,044	77,955
Skyworks Solutions, Inc.* (Semiconductors)	4,176	156,684
SM Energy Co. (Oil & Gas)	2,262	161,258
Smith Corp. (Miscellaneous Manufacturing)	2,610	120,111
Solarwinds, Inc.* (Software)	2,262	96,429
Solera Holdings, Inc. (Software)	1,566	99,190
Sotheby’s - Class A (Commercial Services)	2,436	106,088
STERIS Corp. (Healthcare - Products)	1,218	58,160
SunEdison, Inc.* (Semiconductors)	5,742	108,179
SUPERVALU, Inc.* (Food)	6,786	46,416
SVB Financial Group* (Banks)	1,566	201,668
Synopsys, Inc.* (Computers)	2,262	86,883
Synovus Financial Corp. (Banks)	33,234	112,663
Taubman Centers, Inc. (REIT)	1,044	73,905
Techne Corp. (Healthcare - Products)	696	59,418
Teleflex, Inc. (Healthcare - Products)	696	74,639
Tempur-Pedic International, Inc.* (Home Furnishings)	2,088	105,799
Terex Corp. (Machinery - Diversified)	3,828	169,580
The Cheesecake Factory, Inc. (Retail)	1,044	49,726
The Cooper Cos., Inc. (Healthcare - Products)	1,044	143,404
The Corporate Executive Board Co. (Commercial Services)	1,218	90,412
The Hain Celestial Group, Inc.* (Food)	1,740	159,157
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	696	42,651
The Valspar Corp. (Chemicals)	1,566	112,940
The Wendy’s Co. (Retail)	9,048	82,518
Thor Industries, Inc. (Home Builders)	696	42,498
Thoratec Corp.* (Healthcare - Products)	1,044	37,386
Tibco Software, Inc.* (Internet)	2,958	60,107
Toll Brothers, Inc.* (Home Builders)	5,394	193,645
Tootsie Roll Industries, Inc. (Food)	348	10,425
Towers Watson & Co. - Class A (Commercial Services)	2,262	257,981
Trimble Navigation, Ltd.* (Electronics)	8,874	344,932
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,610	188,102
Tupperware Corp. (Household Products/Wares)	1,740	145,742
tw telecom, Inc.* (Telecommunications)	2,610	81,589
UDR, Inc. (REIT)	3,654	94,383
Under Armour, Inc.* - Class A (Apparel)	2,784	319,158
United Rentals, Inc.* (Commercial Services)	3,132	297,352
United Therapeutics Corp.* (Biotechnology)	1,566	147,251
Universal Health Services, Inc. - Class B (Healthcare - Services)	3,132	257,042
Valmont Industries, Inc. (Metal Fabricate/Hardware)	522	77,694
VCA Antech, Inc.* (Pharmaceuticals)	1,566	50,472
Wabtec Corp. (Machinery - Diversified)	3,306	256,216
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,958	217,768
Washington Federal, Inc. (Savings & Loans)	3,480	81,084
Waste Connections, Inc. (Environmental Control)	2,784	122,106
Watsco, Inc. (Distribution/Wholesale)	348	34,769
Webster Financial Corp. (Banks)	1,740	54,044
Weingarten Realty Investors (REIT)	1,740	52,200
Westamerica Bancorp (Banks)	348	18,820
WEX, Inc.* (Commercial Services)	1,392	132,310
Whitewave Foods Co.* (Food)	3,132	89,387
Williams-Sonoma, Inc. (Retail)	1,914	127,549
Woodward, Inc. (Electronics)	870	36,131
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,740	66,555
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	1,044	72,464
TOTAL COMMON STOCKS (Cost $16,443,409)		27,402,482

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $37,000	$37,000	$37,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,000)		37,000
TOTAL INVESTMENT SECURITIES (Cost $16,480,409) - 100.3%		27,439,482
Net other assets (liabilities) - (0.3)%		(84,256)

NET ASSETS - 100.0%		$27,355,226

*                               Non-income producing security

(a)                      The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Advertising	$70,978	0.3%
Aerospace/Defense	361,130	1.3%
Airlines	227,303	0.8%
Apparel	985,929	3.6%
Banks	1,404,846	5.1%
Biotechnology	432,665	1.6%
Building Materials	618,293	2.2%
Chemicals	471,201	1.6%
Commercial Services	1,897,716	7.0%
Computers	1,004,531	3.6%
Distribution/Wholesale	305,278	1.1%
Diversified Financial Services	907,835	3.3%
Electrical Components & Equipment	414,855	1.5%
Electronics	884,570	3.2%
Entertainment	226,244	0.8%
Environmental Control	122,106	0.4%
Food	429,558	1.5%
Gas	151,512	0.5%
Hand/Machine Tools	246,725	0.9%
Healthcare - Products	1,238,232	4.5%
Healthcare - Services	596,106	2.2%
Home Builders	435,720	1.6%
Home Furnishings	105,799	0.4%
Household Products/Wares	618,516	2.3%
Insurance	359,348	1.3%
Internet	384,425	1.4%
Iron/Steel	68,946	0.3%
Leisure Time	457,872	1.7%
Machinery - Construction & Mining	29,754	0.1%
Machinery - Diversified	1,004,426	3.8%
Media	286,801	1.0%
Metal Fabricate/Hardware	144,249	0.5%
Mining	43,075	0.2%
Miscellaneous Manufacturing	795,817	3.0%
Office Furnishings	96,387	0.4%
Oil & Gas	986,149	3.6%
Oil & Gas Services	777,695	2.8%
Packaging & Containers	342,858	1.3%
Pharmaceuticals	672,389	2.5%
Real Estate	59,244	0.2%
REIT	1,533,890	5.7%
Retail	1,367,241	5.1%
Savings & Loans	81,084	0.3%
Semiconductors	679,893	2.5%
Shipbuilding	88,966	0.3%
Software	1,726,212	6.2%
Telecommunications	380,397	1.4%
Transportation	803,559	3.0%
Water	74,157	0.3%
Other**	(47,256)	(0.2)%
Total	$27,355,226	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                  Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,518	$22,299
AAR Corp. (Aerospace/Defense)	3,588	93,109
Abaxis, Inc.* (Healthcare - Products)	966	37,558
ABM Industries, Inc. (Commercial Services)	4,692	134,848
Acadia Realty Trust (REIT)	3,312	87,371
Actuant Corp. - Class A (Miscellaneous Manufacturing)	4,140	141,382
Aegion Corp.* (Engineering & Construction)	3,450	87,319
Aeropostale, Inc.* (Retail)	7,038	35,331
Aerovironment, Inc.* (Aerospace/Defense)	1,104	44,436
Affymetrix, Inc.* (Healthcare - Products)	3,450	24,599
Agilysys, Inc.* (Computers)	552	7,397
Agree Realty Corp. (REIT)	1,380	41,966
AK Steel Holding Corp.* (Iron/Steel)	8,004	57,789
Albany International Corp. - Class A (Machinery - Diversified)	1,518	53,950
ALLETE, Inc. (Electric)	3,450	180,849
Alliance One International, Inc.* (Agriculture)	7,452	21,760
Almost Family, Inc.* (Healthcare - Services)	690	15,939
AMCOL International Corp. (Mining)	2,208	101,082
Amedisys, Inc.* (Healthcare - Services)	2,898	43,151
American Assets Trust, Inc. (REIT)	1,518	51,217
American Science & Engineering, Inc. (Electronics)	414	27,808
American States Water Co. (Water)	2,070	66,840
American Woodmark Corp.* (Home Furnishings)	552	18,580
Amerisafe, Inc. (Insurance)	552	24,238
AMN Healthcare Services, Inc.* (Commercial Services)	4,140	56,884
AmSurg Corp.* (Healthcare - Services)	966	45,479
Analogic Corp. (Electronics)	552	45,325
Anixter International, Inc. (Telecommunications)	2,346	238,166
Annie’s, Inc.* (Food)	828	33,278
Applied Industrial Technologies, Inc. (Machinery - Diversified)	3,726	179,742
Approach Resources, Inc.* (Oil & Gas)	3,174	66,368
Arch Coal, Inc. (Coal)	19,182	92,457
Arkansas Best Corp. (Transportation)	1,104	40,793
ArQule, Inc.* (Biotechnology)	2,208	4,526
ARRIS Group, Inc.* (Telecommunications)	3,450	97,221
Associated Estates Realty Corp. (REIT)	3,450	58,443
Astec Industries, Inc. (Machinery - Construction & Mining)	1,656	72,715
Atlantic Tele-Network, Inc. (Telecommunications)	828	54,582
Atlas Air Worldwide Holdings, Inc.* (Transportation)	2,208	77,876
ATMI, Inc.* (Semiconductors)	1,794	61,014
Avista Corp. (Electric)	5,382	164,958
B&G Foods, Inc. - Class A (Food)	2,484	74,793
Badger Meter, Inc. (Electronics)	690	38,019
Bank Mutual Corp. (Savings & Loans)	1,518	9,624
Banner Corp. (Banks)	1,794	73,930
Barnes & Noble, Inc.* (Retail)	3,312	69,221
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,794	69,015
Basic Energy Services, Inc.* (Oil & Gas Services)	1,104	30,261
Bel Fuse, Inc. - Class B (Electronics)	828	18,133
Benchmark Electronics, Inc.* (Electronics)	4,830	109,399
Big 5 Sporting Goods Corp. (Retail)	1,656	26,579
Biglari Holdings, Inc.* (Retail)	138	67,274
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	1,242	34,379
BJ’s Restaurants, Inc.* (Retail)	2,208	72,224
Black Box Corp. (Telecommunications)	1,380	33,589
Blue Nile, Inc.* (Internet)	552	19,210
Blyth, Inc. (Household Products/Wares)	828	8,884
Boise Cascade Co.* (Building Materials)	2,898	82,999
Bottomline Technologies, Inc.* (Software)	1,656	58,209
Boyd Gaming Corp.* (Lodging)	3,450	45,540
Brady Corp. - Class A (Electronics)	2,760	74,934
Briggs & Stratton Corp. (Machinery - Diversified)	4,278	95,186
Bristow Group, Inc. (Transportation)	1,794	135,483
Brookline Bancorp, Inc. (Savings & Loans)	6,348	59,798
Brooks Automation, Inc. (Semiconductors)	6,072	66,367
Brown Shoe Co., Inc. (Retail)	3,726	98,888
Cabot Microelectronics Corp.* (Semiconductors)	1,242	54,648
CACI International, Inc.* - Class A (Computers)	2,070	152,765
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	1,656	21,412
Calavo Growers, Inc. (Food)	690	24,550
Calgon Carbon Corp.* (Environmental Control)	2,208	48,201
Callaway Golf Co. (Leisure Time)	6,900	70,518
Cal-Maine Foods, Inc. (Food)	1,380	86,636
Capstead Mortgage Corp. (REIT)	8,694	110,066
Cardinal Financial Corp. (Banks)	1,518	27,066
Career Education Corp.* (Commercial Services)	5,244	39,120
Casey’s General Stores, Inc. (Retail)	1,656	111,929
Cash America International, Inc. (Diversified Financial Services)	2,484	96,180
Cbeyond, Inc.* (Telecommunications)	2,484	18,009
CDI Corp. (Commercial Services)	1,242	21,300
Cedar Realty Trust, Inc. (REIT)	6,072	37,100
Centene Corp.* (Healthcare - Services)	5,244	326,439
Central Garden & Pet Co.* - Class A (Household Products/Wares)	3,726	30,814
Century Aluminum Co.* (Mining)	4,692	61,981
CEVA, Inc.* (Semiconductors)	1,380	24,233
Checkpoint Systems, Inc.* (Electronics)	3,726	50,003

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chemed Corp. (Commercial Services)	1,656	$148,128
Christopher & Banks Corp.* (Retail)	3,312	21,892
CIBER, Inc.* (Computers)	6,072	27,810
Cincinnati Bell, Inc.* (Telecommunications)	18,768	64,938
Cirrus Logic, Inc.* (Semiconductors)	3,312	65,809
City Holding Co. (Banks)	690	30,953
Clearwater Paper Corp.* (Forest Products & Paper)	1,932	121,078
Cloud Peak Energy, Inc.* (Coal)	5,520	116,693
Coherent, Inc.* (Electronics)	966	63,128
Cohu, Inc. (Semiconductors)	2,070	22,232
Columbia Banking System, Inc. (Banks)	1,380	39,358
Comfort Systems USA, Inc. (Building Materials)	1,518	23,134
Community Bank System, Inc. (Banks)	2,070	80,771
Computer Programs & Systems, Inc. (Software)	414	26,744
Comstock Resources, Inc. (Oil & Gas)	4,002	91,445
Comtech Telecommunications Corp. (Telecommunications)	1,380	43,967
CONMED Corp. (Healthcare - Products)	2,484	107,929
Contango Oil & Gas Co.* (Oil & Gas)	1,380	65,881
Cousins Properties, Inc. (REIT)	16,560	189,943
Cracker Barrel Old Country Store, Inc. (Retail)	966	93,934
Crocs, Inc.* (Apparel)	8,004	124,862
Cross Country Healthcare, Inc.* (Commercial Services)	2,484	20,046
CSG Systems International, Inc. (Software)	1,104	28,748
CTS Corp. (Electronics)	1,242	25,933
Cubic Corp. (Aerospace/Defense)	1,932	98,667
Curtiss-Wright Corp. (Aerospace/Defense)	4,278	271,823
CVB Financial Corp. (Banks)	4,278	68,020
Cynosure, Inc.* - Class A (Healthcare - Products)	552	16,174
Darling International, Inc.* (Environmental Control)	5,244	104,985
Deltic Timber Corp. (Forest Products & Paper)	552	36,007
Diamond Foods, Inc.* (Food)	966	33,742
DiamondRock Hospitality Co. (REIT)	8,832	103,776
Dice Holdings, Inc.* (Internet)	1,242	9,265
Digi International, Inc.* (Software)	2,346	23,812
Digital River, Inc.* (Software)	1,518	26,459
Dime Community Bancshares, Inc. (Savings & Loans)	2,622	44,522
DineEquity, Inc. (Retail)	828	64,642
Diodes, Inc.* (Semiconductors)	3,312	86,509
DSP Group, Inc.* (Semiconductors)	1,104	9,539
DTS, Inc.* (Home Furnishings)	828	16,361
EastGroup Properties, Inc. (REIT)	1,518	95,497
Ebix, Inc. (Software)	2,898	49,469
El Paso Electric Co. (Electric)	3,588	128,199
Electro Scientific Industries, Inc. (Electronics)	1,518	14,952
EMCOR Group, Inc. (Engineering & Construction)	6,072	284,109
Emergent Biosolutions, Inc.* (Biotechnology)	1,656	41,848
Encore Wire Corp. (Electrical Components & Equipment)	552	26,778
Engility Holdings, Inc.* (Engineering & Construction)	1,518	68,386
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,242	90,256
Entropic Communications, Inc.* (Semiconductors)	5,382	22,012
EPIQ Systems, Inc. (Software)	828	11,286
EPR Properties (REIT)	4,830	257,873
ESCO Technologies, Inc. (Electronics)	2,346	82,556
Ethan Allen Interiors, Inc. (Home Furnishings)	2,346	59,706
Exar Corp.* (Semiconductors)	2,070	24,737
ExlService Holdings, Inc.* (Commercial Services)	1,518	46,921
Exponent, Inc. (Engineering & Construction)	414	31,075
Exterran Holdings, Inc. (Oil & Gas Services)	5,244	230,107
EZCORP, Inc.* - Class A (Retail)	4,830	52,116
F.N.B. Corp. (Banks)	14,904	199,714
First Bancorp* (Banks)	5,934	32,281
First Commonwealth Financial Corp. (Banks)	3,864	34,931
First Financial Bancorp (Banks)	5,244	94,287
Forest Oil Corp.* (Oil & Gas)	6,486	12,388
Forrester Research, Inc. (Commercial Services)	552	19,789
Forward Air Corp. (Transportation)	1,380	63,632
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,242	52,810
Franklin Street Properties Corp. (REIT)	7,866	99,112
Fred’s, Inc. - Class A (Retail)	3,036	54,678
FTD Cos., Inc.* (Internet)	1,656	52,678
FutureFuel Corp. (Energy - Alternate Sources)	828	16,808
FXCM, Inc. (Diversified Financial Services)	3,312	48,918
G & K Services, Inc. - Class A (Textiles)	966	59,090
General Communication, Inc.* - Class A (Telecommunications)	1,242	14,171
Genesco, Inc.* (Retail)	2,208	164,650
Gentiva Health Services, Inc.* (Healthcare - Services)	1,656	15,103
Getty Realty Corp. (REIT)	2,346	44,316
Gibraltar Industries, Inc.* (Building Materials)	2,622	49,477
G-III Apparel Group, Ltd.* (Apparel)	690	49,390
Glatfelter (Forest Products & Paper)	3,864	105,178
Globe Specialty Metals, Inc. (Mining)	3,174	66,083
Government Properties Income Trust (REIT)	4,968	125,193
Greatbatch, Inc.* (Healthcare - Products)	966	44,359
Green Dot Corp.* - Class A (Commercial Services)	1,104	21,561
Green Plains Renewable Energy (Energy - Alternate Sources)	2,346	70,286
Griffon Corp. (Building Materials)	4,002	47,784
Group 1 Automotive, Inc. (Retail)	1,932	126,854
GT Advanced Technologies, Inc.* (Semiconductors)	5,382	91,763
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,104	23,857
Haemonetics Corp.* (Healthcare - Products)	2,760	89,947

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	1,794	$60,422
Hanmi Financial Corp. (Banks)	2,898	67,523
Harte-Hanks, Inc. (Advertising)	4,002	35,378
Haverty Furniture Cos., Inc. (Retail)	966	28,690
Hawkins, Inc. (Chemicals)	828	30,421
Haynes International, Inc. (Metal Fabricate/Hardware)	1,104	59,616
Headwaters, Inc.* (Building Materials)	3,174	41,929
Healthcare Realty Trust, Inc. (REIT)	8,694	209,961
Healthcare Services Group, Inc. (Commercial Services)	2,760	80,206
Healthways, Inc.* (Healthcare - Services)	3,174	54,402
Heartland Express, Inc. (Transportation)	2,346	53,231
Heartland Payment Systems, Inc. (Commercial Services)	1,518	62,921
Heidrick & Struggles International, Inc. (Commercial Services)	1,518	30,466
Helen of Troy, Ltd.* (Household Products/Wares)	966	66,877
Hibbett Sports, Inc.* (Retail)	1,104	58,380
Higher One Holdings, Inc.* (Diversified Financial Services)	1,932	13,968
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	414	17,939
Hittite Microwave Corp. (Semiconductors)	1,656	104,393
Horace Mann Educators Corp. (Insurance)	3,588	104,052
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,898	121,165
Hub Group, Inc.* - Class A (Transportation)	3,174	126,927
ICU Medical, Inc.* (Healthcare - Products)	1,242	74,371
II-VI, Inc.* (Electronics)	4,968	76,656
Impax Laboratories, Inc.* (Pharmaceuticals)	5,796	153,130
Independent Bank Corp. (Banks)	2,208	86,929
Infinity Property & Casualty Corp. (Insurance)	1,104	74,664
Inland Real Estate Corp. (REIT)	2,346	24,750
Innophos Holdings, Inc. (Chemicals)	2,070	117,369
Insight Enterprises, Inc.* (Computers)	3,726	93,560
Insperity, Inc. (Commercial Services)	2,070	64,129
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	1,242	57,120
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	4,278	92,704
Interface, Inc. (Office Furnishings)	3,174	65,226
Interval Leisure Group, Inc. (Leisure Time)	1,656	43,288
Intevac, Inc.* (Machinery - Diversified)	1,380	13,386
Invacare Corp. (Healthcare - Products)	2,622	50,002
Investment Technology Group, Inc.* (Diversified Financial Services)	1,242	25,088
ION Geophysical Corp.* (Oil & Gas Services)	6,900	29,049
iRobot Corp.* (Home Furnishings)	1,104	45,319
ITT Educational Services, Inc.* (Commercial Services)	690	19,789
Ixia* (Telecommunications)	2,484	31,050
J & J Snack Foods Corp. (Food)	690	66,219
Jack in the Box, Inc.* (Retail)	1,794	105,738
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	1,518	10,960
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,104	34,114
Jos. A. Bank Clothiers, Inc.* (Retail)	1,656	106,481
Kaiser Aluminum Corp. (Mining)	1,656	118,272
Kaman Corp. - Class A (Aerospace/Defense)	2,484	101,049
Kelly Services, Inc. - Class A (Commercial Services)	2,484	58,945
Kindred Healthcare, Inc. (Healthcare - Services)	4,830	113,119
Kite Realty Group Trust (REIT)	11,730	70,380
Knight Transportation, Inc. (Transportation)	3,312	76,607
Kopin Corp.* (Semiconductors)	3,588	13,563
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,794	73,967
Korn/Ferry International* (Commercial Services)	4,416	131,464
Kraton Performance Polymers, Inc.* (Chemicals)	2,898	75,754
Kulicke & Soffa Industries, Inc.* (Semiconductors)	6,900	87,009
Laclede Group, Inc. (Gas)	2,760	130,134
Landauer, Inc. (Commercial Services)	414	18,767
LaSalle Hotel Properties (REIT)	4,830	151,227
Lexington Realty Trust (REIT)	12,282	133,997
LHC Group, Inc.* (Healthcare - Services)	1,104	24,354
Lindsay Manufacturing Co. (Machinery - Diversified)	552	48,675
Liquidity Services, Inc.* (Internet)	2,346	61,113
Littelfuse, Inc. (Electrical Components & Equipment)	966	90,456
Live Nation, Inc.* (Commercial Services)	5,658	123,063
LivePerson, Inc.* (Computers)	2,484	29,982
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,794	67,131
LTC Properties, Inc. (REIT)	1,932	72,701
Luminex Corp.* (Healthcare - Products)	1,656	29,990
Lydall, Inc.* (Miscellaneous Manufacturing)	690	15,780
M/I Schottenstein Homes, Inc.* (Home Builders)	2,208	49,503
Magellan Health Services, Inc.* (Healthcare - Services)	2,484	147,425
Marcus Corp. (Lodging)	1,656	27,655
Marriott Vacations Worldwide Corp.* (Entertainment)	2,760	154,312
Materion Corp. (Mining)	1,794	60,870
Matson, Inc. (Transportation)	3,864	95,402
Meadowbrook Insurance Group, Inc. (Insurance)	4,140	24,136
Medical Properties Trust, Inc. (REIT)	5,106	65,306
Medifast, Inc.* (Commercial Services)	1,104	32,115
Mercury Computer Systems, Inc.* (Computers)	3,036	40,106
Meridian Bioscience, Inc. (Healthcare - Products)	1,656	36,084
Merit Medical Systems, Inc.* (Healthcare - Products)	3,726	53,282
Meritage Homes Corp.* (Home Builders)	3,312	138,707
Micrel, Inc. (Semiconductors)	4,002	44,342
Microsemi Corp.* (Semiconductors)	3,450	86,354
MKS Instruments, Inc. (Semiconductors)	4,830	144,368

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Molina Healthcare, Inc.* (Healthcare - Services)	2,622	$98,482
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,208	25,723
Monolithic Power Systems, Inc.* (Semiconductors)	1,518	58,853
Monro Muffler Brake, Inc. (Commercial Services)	966	54,946
Monster Worldwide, Inc.* (Commercial Services)	8,694	65,031
Moog, Inc.* - Class A (Aerospace/Defense)	1,656	108,485
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,968	148,990
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,380	27,490
Nanometrics, Inc.* (Semiconductors)	1,242	22,319
National Penn Bancshares, Inc. (Banks)	5,934	62,010
National Presto Industries, Inc. (Aerospace/Defense)	414	32,309
Navigant Consulting Co.* (Commercial Services)	1,794	33,476
NBT Bancorp, Inc. (Banks)	4,002	97,889
Neenah Paper, Inc. (Forest Products & Paper)	1,518	78,511
NETGEAR, Inc.* (Telecommunications)	3,312	111,714
NetScout Systems, Inc.* (Computers)	1,794	67,419
New Jersey Resources Corp. (Gas)	3,864	192,427
Newport Corp.* (Electronics)	2,070	42,808
Northwest Bancshares, Inc. (Savings & Loans)	8,556	124,918
Northwest Natural Gas Co. (Gas)	2,484	109,321
NorthWestern Corp. (Electric)	3,450	163,634
NTELOS Holdings Corp. (Telecommunications)	828	11,178
Nutrisystem, Inc. (Food)	1,242	18,717
Old National Bancorp (Banks)	4,002	59,670
Olympic Steel, Inc. (Metal Fabricate/Hardware)	828	23,764
OM Group, Inc. (Chemicals)	2,898	96,272
Oplink Communications, Inc.* (Telecommunications)	1,656	29,742
Orbital Sciences Corp.* (Aerospace/Defense)	3,036	84,704
Orion Marine Group, Inc.* (Engineering & Construction)	2,484	31,224
OSI Systems, Inc.* (Electronics)	966	57,825
Outerwall, Inc.* (Diversified Financial Services)	552	40,020
Oxford Industries, Inc. (Apparel)	414	32,375
PAREXEL International Corp.* (Commercial Services)	2,208	119,431
Park Electrochemical Corp. (Electronics)	1,932	57,709
Parkway Properties, Inc. (REIT)	3,864	70,518
PC-Tel, Inc. (Internet)	690	6,024
PDC Energy, Inc.* (Oil & Gas)	1,656	103,103
Penn Virginia Corp.* (Oil & Gas)	2,346	41,032
Pennsylvania REIT (REIT)	6,210	112,091
Pericom Semiconductor Corp.* (Semiconductors)	1,932	15,128
Perry Ellis International, Inc.* (Apparel)	1,104	15,169
PetMed Express, Inc. (Retail)	1,104	14,805
PetroQuest Energy, Inc.* (Oil & Gas)	3,588	20,452
PharMerica Corp.* (Pharmaceuticals)	2,622	73,364
Piedmont Natural Gas Co., Inc. (Gas)	7,038	249,075
Pioneer Energy Services Corp.* (Oil & Gas Services)	5,658	73,271
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,518	69,524
Plexus Corp.* (Electronics)	3,036	121,652
PolyOne Corp. (Chemicals)	3,726	136,594
Pool Corp. (Distribution/Wholesale)	1,932	118,470
Post Properties, Inc. (REIT)	3,174	155,843
Powell Industries, Inc. (Electrical Components & Equipment)	414	26,826
Power Integrations, Inc. (Semiconductors)	1,104	72,621
ProAssurance Corp. (Insurance)	5,382	239,661
Procera Networks, Inc.* (Telecommunications)	1,104	11,471
Progress Software Corp.* (Software)	2,622	57,160
Provident Financial Services, Inc. (Savings & Loans)	4,830	88,727
PS Business Parks, Inc. (REIT)	828	69,237
QLogic Corp.* (Semiconductors)	7,866	100,292
Quaker Chemical Corp. (Chemicals)	552	43,514
Quality Systems, Inc. (Software)	1,794	30,283
Quanex Building Products Corp. (Building Materials)	3,312	68,492
Quiksilver, Inc.* (Apparel)	11,730	88,092
QuinStreet, Inc.* (Internet)	1,794	11,912
Regis Corp. (Retail)	3,864	52,937
Resources Connection, Inc. (Commercial Services)	3,450	48,611
RLI Corp. (Insurance)	1,518	67,156
Roadrunner Transportation Systems, Inc.* (Transportation)	828	20,899
Rofin-Sinar Technologies, Inc.* (Electronics)	2,484	59,517
Rogers Corp.* (Electronics)	828	51,684
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,104	30,669
Rubicon Technology, Inc.* (Semiconductors)	1,794	20,254
Ruby Tuesday, Inc.* (Retail)	5,244	29,419
Rudolph Technologies, Inc.* (Semiconductors)	3,036	34,641
S&T Bancorp, Inc. (Banks)	2,622	62,141
Safety Insurance Group, Inc. (Insurance)	1,104	59,450
Sanderson Farms, Inc. (Food)	1,794	140,811
Sanmina Corp.* (Electronics)	7,452	130,037
Saul Centers, Inc. (REIT)	552	26,143
ScanSource, Inc.* (Distribution/Wholesale)	2,622	106,899
Scholastic Corp. (Media)	2,346	80,890
Schulman (A.), Inc. (Chemicals)	2,622	95,074
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,656	70,529
SEACOR Holdings, Inc.* (Oil & Gas Services)	1,656	143,112
Select Comfort Corp.* (Home Furnishings)	3,174	57,386
Selective Insurance Group, Inc. (Insurance)	5,106	119,072
Seneca Foods Corp.* - Class A (Food)	690	21,721
Sigma Designs, Inc.* (Semiconductors)	2,760	13,138
Simmons First National Corp. - Class A (Banks)	1,518	56,576

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Simpson Manufacturing Co., Inc. (Building Materials)	2,346	$82,884
Sizmek, Inc.* (Advertising)	2,070	22,004
Skechers U.S.A., Inc.* - Class A (Apparel)	3,588	131,106
SkyWest, Inc. (Airlines)	4,692	59,870
Snyders-Lance, Inc. (Food)	4,416	124,487
Sonic Automotive, Inc. - Class A (Retail)	3,036	68,249
South Jersey Industries, Inc. (Gas)	2,898	162,549
Southwest Gas Corp. (Gas)	4,140	221,283
Sovran Self Storage, Inc. (REIT)	1,656	121,633
Spartan Motors, Inc. (Auto Parts & Equipment)	3,036	15,605
Spartan Stores, Inc. (Food)	3,450	80,075
Stage Stores, Inc. (Retail)	2,760	67,482
Standard Motor Products, Inc. (Auto Parts & Equipment)	966	34,554
Standard Pacific Corp.* (Home Builders)	13,524	112,384
Standex International Corp. (Miscellaneous Manufacturing)	1,104	59,152
Stein Mart, Inc. (Retail)	2,484	34,801
Stepan Co. (Chemicals)	1,656	106,911
Sterling Bancorp (Savings & Loans)	7,038	89,101
Stewart Information Services Corp. (Insurance)	1,932	67,871
Stifel Financial Corp.* (Diversified Financial Services)	2,484	123,605
Stillwater Mining Co.* (Mining)	6,762	100,145
Strayer Education, Inc.* (Commercial Services)	966	44,851
SunCoke Energy, Inc.* (Coal)	3,312	75,646
Super Micro Computer, Inc.* (Computers)	3,036	52,735
Superior Industries International, Inc. (Auto Parts & Equipment)	2,070	42,414
Supertex, Inc.* (Semiconductors)	966	31,859
Susquehanna Bancshares, Inc. (Banks)	16,836	191,762
Swift Energy Co.* (Oil & Gas)	3,864	41,577
SWS Group, Inc.* (Diversified Financial Services)	2,622	19,613
Sykes Enterprises, Inc.* (Computers)	1,656	32,905
Symmetry Medical, Inc.* (Healthcare - Products)	3,312	33,319
SYNNEX Corp.* (Software)	2,346	142,190
Take-Two Interactive Software, Inc.* (Software)	5,382	118,027
Tanger Factory Outlet Centers, Inc. (REIT)	4,278	149,730
Tangoe, Inc.* (Software)	1,794	33,350
Taylor Capital Group, Inc.* (Banks)	552	13,204
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,518	147,747
TeleTech Holdings, Inc.* (Commercial Services)	966	23,677
Tennant Co. (Machinery - Diversified)	552	36,222
Tessera Technologies, Inc. (Semiconductors)	2,484	58,697
TETRA Tech, Inc.* (Environmental Control)	5,796	171,504
TETRA Technologies, Inc.* (Oil & Gas Services)	7,176	91,853
Texas Industries, Inc.* (Building Materials)	1,104	98,940
The Andersons, Inc. (Agriculture)	1,104	65,401
The Buckle, Inc. (Retail)	1,518	69,524
The Cato Corp. - Class A (Retail)	2,484	67,167
The Children’s Place Retail Stores, Inc. (Retail)	2,070	103,107
The Ensign Group, Inc. (Healthcare - Services)	552	24,089
The Finish Line, Inc. - Class A (Retail)	4,416	119,628
The Geo Group, Inc. (REIT)	6,486	209,109
The Men’s Wearhouse, Inc. (Retail)	2,070	101,389
The Navigators Group, Inc.* (Insurance)	966	59,303
The Pep Boys - Manny, Moe & Jack* (Retail)	4,830	61,438
The Ryland Group, Inc. (Home Builders)	1,656	66,124
Titan International, Inc. (Auto Parts & Equipment)	4,830	91,722
Tompkins Financial Corp. (Banks)	1,104	54,052
Toro Co. (Housewares)	2,070	130,803
Tower Group International, Ltd. (Insurance)	3,450	9,315
Tredegar Corp. (Miscellaneous Manufacturing)	2,208	50,806
TreeHouse Foods, Inc.* (Food)	3,312	238,432
TriQuint Semiconductor, Inc.* (Semiconductors)	14,766	197,716
TrueBlue, Inc.* (Commercial Services)	1,242	36,341
TrustCo Bank Corp. (Banks)	5,382	37,889
TTM Technologies, Inc.* (Electronics)	4,968	41,980
Tuesday Morning Corp.* (Retail)	1,932	27,338
UIL Holdings Corp. (Electric)	5,106	187,952
Ultratech Stepper, Inc.* (Semiconductors)	1,656	48,339
UMB Financial Corp. (Banks)	1,656	107,143
UniFirst Corp. (Textiles)	828	91,030
United Bankshares, Inc. (Banks)	5,658	173,248
United Fire Group, Inc. (Insurance)	1,932	58,636
United Stationers, Inc. (Distribution/Wholesale)	3,588	147,359
Universal Forest Products, Inc. (Building Materials)	1,794	99,281
Universal Health Realty Income Trust (REIT)	552	23,316
Universal Insurance Holdings, Inc. (Insurance)	690	8,763
Universal Technical Institute, Inc. (Commercial Services)	1,932	25,019
UNS Energy Corp. (Electric)	3,726	223,672
Urstadt Biddle Properties - Class A (REIT)	1,518	31,362
USA Mobility, Inc. (Telecommunications)	1,932	35,104
VASCO Data Security International, Inc.* (Internet)	2,622	19,770
Veeco Instruments, Inc.* (Semiconductors)	3,588	150,444
Viad Corp. (Commercial Services)	1,794	43,128
ViaSat, Inc.* (Telecommunications)	1,380	95,275
Vicor Corp.* (Electrical Components & Equipment)	828	8,446
ViewPoint Financial Group, Inc. (Banks)	1,932	55,738
Vitamin Shoppe, Inc.* (Retail)	2,760	131,155
VOXX International Corp.* (Home Furnishings)	1,794	24,542
WageWorks, Inc.* (Diversified Financial Services)	966	54,203
Watts Water Technologies, Inc. - Class A (Electronics)	1,518	89,092
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,416	56,216

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wintrust Financial Corp. (Banks)	4,140	$201,453
World Acceptance Corp.* (Diversified Financial Services)	414	31,083
Zale Corp.* (Retail)	1,380	28,856
Zep, Inc. (Chemicals)	2,070	36,639
Zumiez, Inc.* (Retail)	828	20,071
TOTAL COMMON STOCKS (Cost $23,288,236)		32,070,743

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $39,000	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000
TOTAL INVESTMENT SECURITIES (Cost $23,327,236) - 100.1%		32,109,743
Net other assets (liabilities) - (0.1)%		(25,245)

NET ASSETS - 100.0%		$32,084,498

*                               Non-income producing security

(a)                      The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Advertising	$57,382	0.2%
Aerospace/Defense	982,329	3.0%
Agriculture	87,161	0.3%
Airlines	59,870	0.2%
Apparel	440,994	1.4%
Auto Parts & Equipment	184,295	0.6%
Banks	2,008,538	6.2%
Biotechnology	72,097	0.2%
Building Materials	594,920	1.9%
Chemicals	738,548	2.2%
Coal	284,796	0.9%
Commercial Services	1,624,973	5.0%
Computers	504,679	1.6%
Distribution/Wholesale	372,728	1.2%
Diversified Financial Services	636,318	2.0%
Electric	1,049,264	3.2%
Electrical Components & Equipment	152,506	0.5%
Electronics	1,279,150	3.9%
Energy - Alternate Sources	87,094	0.3%
Engineering & Construction	502,113	1.6%
Entertainment	154,312	0.5%
Environmental Control	324,690	1.0%
Food	943,461	3.1%
Forest Products & Paper	467,519	1.5%
Gas	1,064,789	3.3%
Hand/Machine Tools	52,810	0.2%
Healthcare - Products	715,156	2.2%
Healthcare - Services	942,361	3.0%
Home Builders	366,718	1.1%
Home Furnishings	221,894	0.8%
Household Products/Wares	106,575	0.3%
Housewares	130,803	0.4%
Insurance	916,317	2.9%
Internet	179,972	0.6%
Iron/Steel	57,789	0.2%
Leisure Time	113,806	0.4%
Lodging	73,195	0.2%
Machinery - Construction & Mining	72,715	0.2%
Machinery - Diversified	427,161	1.3%
Media	80,890	0.3%
Metal Fabricate/Hardware	285,338	0.9%
Mining	508,433	1.5%
Miscellaneous Manufacturing	629,093	1.9%
Office Furnishings	65,226	0.2%
Oil & Gas	442,246	1.4%
Oil & Gas Services	742,675	2.3%
Pharmaceuticals	244,433	0.8%
REIT	2,999,177	9.2%
Retail	2,356,867	7.2%
Savings & Loans	416,690	1.3%
Semiconductors	1,833,193	5.8%
Software	605,737	1.9%
Telecommunications	890,177	2.8%
Textiles	150,120	0.5%
Toys/Games/Hobbies	10,960	NM
Transportation	690,850	2.2%
Water	66,840	0.2%
Other**	13,755	NM
Total	$32,084,498	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

REIT                  Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
8x8, Inc.* (Telecommunications)	10,935	$118,207
AAON, Inc. (Building Materials)	3,645	101,586
Abaxis, Inc.* (Healthcare - Products)	1,215	47,239
ABIOMED, Inc.* (Healthcare - Products)	4,455	116,008
Acadia Realty Trust (REIT)	2,430	64,103
Acorda Therapeutics, Inc.* (Biotechnology)	5,265	199,596
Actuant Corp. - Class A (Miscellaneous Manufacturing)	3,240	110,646
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	4,860	119,070
Aerovironment, Inc.* (Aerospace/Defense)	810	32,603
Affymetrix, Inc.* (Healthcare - Products)	4,455	31,764
Agilysys, Inc.* (Computers)	1,215	16,281
Air Methods Corp.* (Healthcare - Services)	4,455	238,031
AK Steel Holding Corp.* (Iron/Steel)	6,480	46,786
Akorn, Inc.* (Pharmaceuticals)	9,315	204,930
Albany International Corp. - Class A (Machinery - Diversified)	1,620	57,575
Allegiant Travel Co. (Airlines)	2,025	226,658
American Assets Trust, Inc. (REIT)	2,430	81,988
American Public Education, Inc.* (Commercial Services)	2,430	85,244
American Science & Engineering, Inc. (Electronics)	405	27,204
American States Water Co. (Water)	2,025	65,387
American Vanguard Corp. (Chemicals)	3,240	70,146
American Woodmark Corp.* (Home Furnishings)	810	27,265
Amerisafe, Inc. (Insurance)	1,620	71,134
AmSurg Corp.* (Healthcare - Services)	2,835	133,472
Analogic Corp. (Electronics)	810	66,509
Anika Therapeutics, Inc.* (Pharmaceuticals)	1,620	66,582
Annie’s, Inc.* (Food)	810	32,554
Apogee Enterprises, Inc. (Building Materials)	3,645	121,124
Arctic Cat, Inc. (Leisure Time)	1,620	77,420
Arkansas Best Corp. (Transportation)	1,620	59,859
ArQule, Inc.* (Biotechnology)	4,050	8,303
ARRIS Group, Inc.* (Telecommunications)	10,530	296,736
Associated Estates Realty Corp. (REIT)	2,430	41,164
ATMI, Inc.* (Semiconductors)	2,025	68,870
AZZ, Inc. (Miscellaneous Manufacturing)	3,240	144,763
B of I Holdings, Inc.* (Savings & Loans)	1,620	138,915
B&G Foods, Inc. - Class A (Food)	3,645	109,750
Badger Meter, Inc. (Electronics)	810	44,631
Balchem Corp. (Chemicals)	4,050	211,086
Bank Mutual Corp. (Savings & Loans)	3,645	23,109
Bank of the Ozarks, Inc. (Banks)	4,455	303,206
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,645	140,223
Basic Energy Services, Inc.* (Oil & Gas Services)	2,025	55,505
BBCN Bancorp, Inc. (Banks)	10,530	180,483
Belden, Inc. (Electrical Components & Equipment)	5,670	394,632
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	1,215	33,631
Blackbaud, Inc. (Software)	6,075	190,148
Blucora, Inc.* (Internet)	5,670	111,642
Blue Nile, Inc.* (Internet)	810	28,188
Boston Beer Co., Inc.* - Class A (Beverages)	1,215	297,347
Boston Private Financial Holdings, Inc. (Banks)	10,530	142,471
Bottomline Technologies, Inc.* (Software)	2,430	85,415
Boyd Gaming Corp.* (Lodging)	4,860	64,152
Brady Corp. - Class A (Electronics)	2,025	54,979
Bristow Group, Inc. (Transportation)	2,025	152,928
Buffalo Wild Wings, Inc.* (Retail)	2,430	361,826
C&J Energy Services, Inc.* (Oil & Gas Services)	6,075	177,147
Cabot Microelectronics Corp.* (Semiconductors)	1,215	53,460
Calamp Corp.* (Telecommunications)	4,455	124,161
Calavo Growers, Inc. (Food)	810	28,820
Calgon Carbon Corp.* (Environmental Control)	3,645	79,570
Cambrex Corp.* (Biotechnology)	4,050	76,424
Cantel Medical Corp. (Healthcare - Products)	4,455	150,223
Capella Education Co. (Commercial Services)	1,620	102,303
Cardinal Financial Corp. (Banks)	1,620	28,885
Cardtronics, Inc.* (Commercial Services)	5,670	220,280
Carrizo Oil & Gas, Inc.* (Oil & Gas)	5,265	281,467
Casey’s General Stores, Inc. (Retail)	2,835	191,618
CEVA, Inc.* (Semiconductors)	810	14,224
CIRCOR International, Inc. (Metal Fabricate/Hardware)	2,430	178,192
Cirrus Logic, Inc.* (Semiconductors)	3,240	64,379
City Holding Co. (Banks)	810	36,337
Cognex Corp.* (Machinery - Diversified)	10,935	370,259
Coherent, Inc.* (Electronics)	2,025	132,334
Columbia Banking System, Inc. (Banks)	4,455	127,057
Comfort Systems USA, Inc. (Building Materials)	2,835	43,205
Community Bank System, Inc. (Banks)	2,430	94,819
Computer Programs & Systems, Inc. (Software)	810	52,326
comScore, Inc.* (Internet)	4,050	132,800
CoreSite Realty Corp. (REIT)	2,835	87,885
CorVel Corp.* (Commercial Services)	1,620	80,611
Cracker Barrel Old Country Store, Inc. (Retail)	1,620	157,529
CryoLife, Inc. (Healthcare - Products)	3,240	32,270
CSG Systems International, Inc. (Software)	2,835	73,823
CTS Corp. (Electronics)	2,835	59,195
CVB Financial Corp. (Banks)	6,075	96,593
Cyberonics, Inc.* (Healthcare - Products)	3,240	211,410
Cynosure, Inc.* - Class A (Healthcare - Products)	1,620	47,466

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Daktronics, Inc. (Home Furnishings)	4,860	$69,936
Darling International, Inc.* (Environmental Control)	14,175	283,784
DealerTrack Holdings, Inc.* (Internet)	5,670	278,907
Deltic Timber Corp. (Forest Products & Paper)	810	52,836
Diamond Foods, Inc.* (Food)	1,215	42,440
DiamondRock Hospitality Co. (REIT)	12,960	152,280
Dice Holdings, Inc.* (Internet)	2,835	21,149
Digital River, Inc.* (Software)	1,620	28,237
DineEquity, Inc. (Retail)	810	63,237
Dorman Products, Inc.* (Auto Parts & Equipment)	4,050	239,193
Drew Industries, Inc. (Building Materials)	2,835	153,657
DSP Group, Inc.* (Semiconductors)	1,215	10,498
DTS, Inc.* (Home Furnishings)	1,215	24,008
DXP Enterprises, Inc.* (Machinery - Diversified)	1,215	115,340
Dycom Industries, Inc.* (Engineering & Construction)	4,455	140,822
E.W. Scripps Co.* - Class A (Media)	4,050	71,766
EastGroup Properties, Inc. (REIT)	2,025	127,393
eHealth, Inc.* (Insurance)	2,430	123,443
Electro Scientific Industries, Inc. (Electronics)	1,215	11,968
Electronics for Imaging, Inc.* (Computers)	6,075	263,108
Emergent Biosolutions, Inc.* (Biotechnology)	1,620	40,937
Employers Holdings, Inc. (Insurance)	4,050	81,932
Encore Capital Group, Inc.* (Diversified Financial Services)	3,240	148,068
Encore Wire Corp. (Electrical Components & Equipment)	1,620	78,586
EnerSys (Electrical Components & Equipment)	6,075	420,937
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,215	88,294
Entropic Communications, Inc.* (Semiconductors)	4,050	16,565
EPIQ Systems, Inc. (Software)	2,835	38,641
Era Group, Inc.* (Transportation)	2,430	71,223
Evercore Partners, Inc. - Class A (Diversified Financial Services)	4,455	246,139
Exar Corp.* (Semiconductors)	3,240	38,718
ExlService Holdings, Inc.* (Commercial Services)	2,025	62,593
Exponent, Inc. (Engineering & Construction)	1,215	91,198
FARO Technologies, Inc.* (Electronics)	2,430	128,790
Federal Signal Corp.* (Miscellaneous Manufacturing)	8,100	120,690
FEI Co. (Electronics)	5,670	584,123
Financial Engines, Inc. (Diversified Financial Services)	6,885	349,619
First Bancorp* (Banks)	4,455	24,235
First Cash Financial Services, Inc.* (Retail)	3,645	183,927
First Commonwealth Financial Corp. (Banks)	6,885	62,240
First Financial Bankshares, Inc. (Banks)	4,050	250,250
First Midwest Bancorp, Inc. (Banks)	9,720	166,018
Flotek Industries, Inc.* (Oil & Gas Services)	6,075	169,189
Forest Oil Corp.* (Oil & Gas)	6,075	11,603
Forestar Group, Inc.* (Real Estate)	4,455	79,299
Forrester Research, Inc. (Commercial Services)	810	29,039
Forward Air Corp. (Transportation)	2,025	93,373
Francesca’s Holdings Corp.* (Retail)	5,670	102,854
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,240	137,765
Fuller (H.B.) Co. (Chemicals)	6,480	312,855
FutureFuel Corp. (Energy - Alternate Sources)	1,620	32,886
G & K Services, Inc. - Class A (Textiles)	1,215	74,322
GenCorp, Inc.* (Aerospace/Defense)	8,100	147,987
General Communication, Inc.* - Class A (Telecommunications)	2,025	23,105
Gentiva Health Services, Inc.* (Healthcare - Services)	1,620	14,774
Geospace Technologies Corp.* (Oil & Gas Services)	1,620	107,195
G-III Apparel Group, Ltd.* (Apparel)	1,215	86,970
Glacier Bancorp, Inc. (Banks)	9,720	282,560
Globe Specialty Metals, Inc. (Mining)	4,050	84,321
Greatbatch, Inc.* (Healthcare - Products)	2,025	92,988
Green Dot Corp.* - Class A (Commercial Services)	1,215	23,729
GT Advanced Technologies, Inc.* (Semiconductors)	10,125	172,630
Haemonetics Corp.* (Healthcare - Products)	2,835	92,393
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	2,025	68,202
Harmonic, Inc.* (Telecommunications)	12,960	92,534
Haverty Furniture Cos., Inc. (Retail)	1,215	36,086
HCI Group, Inc. (Insurance)	1,215	44,226
Headwaters, Inc.* (Building Materials)	4,860	64,201
Healthcare Services Group, Inc. (Commercial Services)	5,265	153,001
HealthStream, Inc.* (Internet)	2,835	75,695
Heartland Express, Inc. (Transportation)	3,240	73,516
Heartland Payment Systems, Inc. (Commercial Services)	2,430	100,723
Helen of Troy, Ltd.* (Household Products/Wares)	2,025	140,191
HFF, Inc. - Class A (Real Estate)	4,455	149,733
Hibbett Sports, Inc.* (Retail)	1,620	85,666
Higher One Holdings, Inc.* (Diversified Financial Services)	1,620	11,713
Hillenbrand, Inc. (Miscellaneous Manufacturing)	8,100	261,873
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	810	35,097
Hittite Microwave Corp. (Semiconductors)	1,620	102,125
Home Bancshares, Inc. (Banks)	6,075	209,102
Iconix Brand Group, Inc.* (Apparel)	6,480	254,470
iGATE Corp.* (Computers)	4,050	127,737
Inland Real Estate Corp. (REIT)	7,695	81,182
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	1,215	55,878
Inter Parfums, Inc. (Cosmetics/Personal Care)	2,430	87,990
Interactive Intelligence Group, Inc.* (Software)	2,025	146,812

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Interface, Inc. (Office Furnishings)	3,240	$66,582
Interval Leisure Group, Inc. (Leisure Time)	2,835	74,107
Intevac, Inc.* (Machinery - Diversified)	1,215	11,786
Investment Technology Group, Inc.* (Diversified Financial Services)	2,835	57,267
ION Geophysical Corp.* (Oil & Gas Services)	6,885	28,986
IPC The Hospitalist Co.* (Healthcare - Services)	2,430	119,264
iRobot Corp.* (Home Furnishings)	2,025	83,126
ITT Educational Services, Inc.* (Commercial Services)	1,215	34,846
Ixia* (Telecommunications)	4,050	50,625
J & J Snack Foods Corp. (Food)	810	77,736
j2 Global, Inc. (Computers)	5,670	283,784
Jack in the Box, Inc.* (Retail)	2,835	167,095
John Bean Technologies Corp. (Miscellaneous Manufacturing)	2,025	62,573
Jos. A. Bank Clothiers, Inc.* (Retail)	1,215	78,125
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	10,530	303,686
Kirkland’s, Inc.* (Retail)	2,025	37,442
Knight Transportation, Inc. (Transportation)	3,240	74,941
Kopin Corp.* (Semiconductors)	2,835	10,716
Landauer, Inc. (Commercial Services)	405	18,359
LaSalle Hotel Properties (REIT)	6,885	215,570
La-Z-Boy, Inc. (Home Furnishings)	6,885	186,584
Lexington Realty Trust (REIT)	8,910	97,208
Ligand Phamaceuticals, Inc.* - Class B (Biotechnology)	2,835	190,682
Lindsay Manufacturing Co. (Machinery - Diversified)	810	71,426
Lithia Motors, Inc. - Class A (Retail)	2,835	188,414
Littelfuse, Inc. (Electrical Components & Equipment)	1,620	151,697
Live Nation, Inc.* (Commercial Services)	10,530	229,028
LivePerson, Inc.* (Computers)	2,835	34,218
LogMeIn, Inc.* (Telecommunications)	2,835	127,263
LTC Properties, Inc. (REIT)	1,620	60,961
Lumber Liquidators Holdings, Inc.* (Retail)	3,645	341,900
Luminex Corp.* (Healthcare - Products)	2,430	44,007
Lumos Networks Corp. (Telecommunications)	2,430	32,489
Lydall, Inc.* (Miscellaneous Manufacturing)	1,215	27,787
Manhattan Associates, Inc.* (Computers)	10,125	354,679
MarineMax, Inc.* (Retail)	3,240	49,216
MarketAxess Holdings, Inc. (Diversified Financial Services)	4,860	287,809
Matrix Service Co.* (Oil & Gas Services)	3,645	123,128
MAXIMUS, Inc. (Commercial Services)	8,910	399,702
MB Financial, Inc. (Banks)	7,290	225,698
Measurement Specialties, Inc.* (Electronics)	2,025	137,396
Medical Properties Trust, Inc. (REIT)	14,985	191,658
Medidata Solutions, Inc.* (Software)	6,885	374,131
Meridian Bioscience, Inc. (Healthcare - Products)	2,835	61,775
Methode Electronics, Inc. (Electronics)	4,860	149,008
Microsemi Corp.* (Semiconductors)	7,290	182,468
MicroStrategy, Inc.* - Class A (Software)	1,215	140,199
Mobile Mini, Inc. (Storage/Warehousing)	5,265	228,290
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,835	33,028
Monarch Casino & Resort, Inc.* (Lodging)	1,215	22,514
Monolithic Power Systems, Inc.* (Semiconductors)	2,430	94,211
Monotype Imaging Holdings, Inc. (Software)	5,265	158,687
Monro Muffler Brake, Inc. (Commercial Services)	2,430	138,218
Moog, Inc.* - Class A (Aerospace/Defense)	3,645	238,784
Movado Group, Inc. (Miscellaneous Manufacturing)	2,430	110,687
MTS Systems Corp. (Computers)	2,025	138,692
Multimedia Games Holding Co., Inc.* (Entertainment)	4,050	117,612
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,620	252,104
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,620	32,270
Nanometrics, Inc.* (Semiconductors)	1,215	21,834
National Penn Bancshares, Inc. (Banks)	6,075	63,484
Natus Medical, Inc.* (Healthcare - Products)	3,645	94,041
Navigant Consulting Co.* (Commercial Services)	3,645	68,016
Neogen Corp.* (Pharmaceuticals)	4,860	218,457
NetScout Systems, Inc.* (Computers)	2,430	91,319
Newpark Resources, Inc.* (Oil & Gas Services)	11,340	129,843
Newport Corp.* (Electronics)	2,025	41,877
NIC, Inc. (Internet)	7,695	148,590
Northern Oil & Gas, Inc.* (Oil & Gas)	7,290	106,580
NTELOS Holdings Corp. (Telecommunications)	810	10,935
Nutrisystem, Inc. (Food)	2,025	30,517
NuVasive, Inc.* (Healthcare - Products)	6,075	233,341
Old National Bancorp (Banks)	7,290	108,694
Omnicell, Inc.* (Software)	4,860	139,093
On Assignment, Inc.* (Commercial Services)	6,075	234,434
OpenTable, Inc.* (Internet)	3,240	249,252
Orbital Sciences Corp.* (Aerospace/Defense)	3,645	101,696
Oritani Financial Corp. (Savings & Loans)	5,265	83,240
OSI Systems, Inc.* (Electronics)	1,215	72,730
Outerwall, Inc.* (Diversified Financial Services)	1,620	117,450
Oxford Industries, Inc. (Apparel)	1,215	95,013
PacWest Bancorp (Banks)	5,265	226,448
Papa John’s International, Inc. (Retail)	4,050	211,045
PAREXEL International Corp.* (Commercial Services)	4,455	240,971
Parkway Properties, Inc. (REIT)	3,645	66,521
PC-Tel, Inc. (Internet)	1,215	10,607
PDC Energy, Inc.* (Oil & Gas)	2,025	126,076
Penn Virginia Corp.* (Oil & Gas)	3,645	63,751
Perficient, Inc.* (Internet)	4,455	80,725
PetMed Express, Inc. (Retail)	1,215	16,293
PetroQuest Energy, Inc.* (Oil & Gas)	2,430	13,851
Pinnacle Entertainment, Inc.* (Entertainment)	7,695	182,372
Pinnacle Financial Partners, Inc. (Banks)	4,455	167,018

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PolyOne Corp. (Chemicals)	7,290	$267,252
Pool Corp. (Distribution/Wholesale)	3,240	198,677
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	6,480	374,932
Post Properties, Inc. (REIT)	2,430	119,313
Powell Industries, Inc. (Electrical Components & Equipment)	810	52,488
Power Integrations, Inc. (Semiconductors)	2,430	159,845
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	6,885	187,616
PrivateBancorp, Inc. (Banks)	8,505	259,488
Procera Networks, Inc.* (Telecommunications)	1,215	12,624
Progress Software Corp.* (Software)	2,835	61,803
PS Business Parks, Inc. (REIT)	1,215	101,598
Quaker Chemical Corp. (Chemicals)	810	63,852
Quality Systems, Inc. (Software)	3,240	54,691
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	7,290	473,340
QuinStreet, Inc.* (Internet)	1,215	8,068
Red Robin Gourmet Burgers, Inc.* (Retail)	1,620	116,122
RLI Corp. (Insurance)	2,430	107,503
Roadrunner Transportation Systems, Inc.* (Transportation)	2,025	51,111
Rogers Corp.* (Electronics)	1,215	75,840
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	2,430	67,505
Ruth’s Hospitality Group, Inc. (Retail)	4,860	58,757
Sabra Health Care REIT, Inc. (REIT)	5,265	146,841
Saia, Inc.* (Transportation)	3,240	123,800
Saul Centers, Inc. (REIT)	810	38,362
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,620	68,996
Select Comfort Corp.* (Home Furnishings)	2,430	43,934
Simpson Manufacturing Co., Inc. (Building Materials)	2,025	71,543
Sonic Corp.* (Retail)	6,885	156,909
Sovran Self Storage, Inc. (REIT)	2,025	148,736
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	7,290	57,154
Stamps.com, Inc.* (Internet)	2,025	67,959
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,215	43,461
Steven Madden, Ltd.* (Apparel)	7,695	276,865
Stifel Financial Corp.* (Diversified Financial Services)	4,455	221,681
Stillwater Mining Co.* (Mining)	5,670	83,973
Stone Energy Corp.* (Oil & Gas)	6,480	271,966
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,430	145,314
SunCoke Energy, Inc.* (Coal)	4,455	101,752
SurModics, Inc.* (Healthcare - Products)	1,620	36,612
Sykes Enterprises, Inc.* (Computers)	2,835	56,331
Synaptics, Inc.* (Computers)	4,860	291,697
Synchronoss Technologies, Inc.* (Software)	4,050	138,875
Take-Two Interactive Software, Inc.* (Software)	4,455	97,698
Tanger Factory Outlet Centers, Inc. (REIT)	6,075	212,626
Tangoe, Inc.* (Software)	2,025	37,645
TASER International, Inc.* (Electronics)	6,885	125,926
Taylor Capital Group, Inc.* (Banks)	1,215	29,063
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,835	275,930
TeleTech Holdings, Inc.* (Commercial Services)	1,215	29,780
Tennant Co. (Machinery - Diversified)	1,620	106,304
Tesco Corp.* (Oil & Gas Services)	4,050	74,925
Tessera Technologies, Inc. (Semiconductors)	2,430	57,421
Texas Capital Bancshares, Inc.* (Banks)	5,670	368,209
Texas Industries, Inc.* (Building Materials)	1,215	108,888
Texas Roadhouse, Inc. - Class A (Retail)	7,695	200,686
The Andersons, Inc. (Agriculture)	2,025	119,961
The Buckle, Inc. (Retail)	1,620	74,196
The Ensign Group, Inc. (Healthcare - Services)	1,620	70,697
The Medicines Co.* (Biotechnology)	8,505	241,711
The Men’s Wearhouse, Inc. (Retail)	2,835	138,858
The Ryland Group, Inc. (Home Builders)	3,645	145,544
Toro Co. (Housewares)	4,455	281,511
TrueBlue, Inc.* (Commercial Services)	3,645	106,653
TrustCo Bank Corp. (Banks)	4,455	31,363
Tuesday Morning Corp.* (Retail)	2,025	28,654
Tyler Technologies, Inc.* (Software)	3,645	305,013
U.S. Silica Holdings, Inc. (Mining)	6,885	262,800
Ultratech Stepper, Inc.* (Semiconductors)	1,215	35,466
UMB Financial Corp. (Banks)	2,430	157,221
Umpqua Holdings Corp. (Banks)	14,580	271,771
UniFirst Corp. (Textiles)	810	89,051
United Community Banks, Inc.* (Banks)	5,265	102,194
Universal Electronics, Inc.* (Home Furnishings)	2,025	77,740
Universal Health Realty Income Trust (REIT)	810	34,214
Universal Insurance Holdings, Inc. (Insurance)	2,835	36,005
Urstadt Biddle Properties - Class A (REIT)	1,215	25,102
ViaSat, Inc.* (Telecommunications)	3,645	251,651
Vicor Corp.* (Electrical Components & Equipment)	1,215	12,393
ViewPoint Financial Group, Inc. (Banks)	2,025	58,421
Virtus Investment Partners, Inc.* (Diversified Financial Services)	810	140,268
Virtusa Corp.* (Computers)	3,240	108,572
WageWorks, Inc.* (Diversified Financial Services)	2,430	136,347
Watts Water Technologies, Inc. - Class A (Electronics)	1,620	95,078
WD-40 Co. (Household Products/Wares)	2,025	157,079
West Pharmaceutical Services, Inc. (Healthcare - Products)	9,315	410,327
Wilshire Bancorp, Inc. (Banks)	8,910	98,901
Winnebago Industries, Inc.* (Home Builders)	3,645	99,837
Wolverine World Wide, Inc. (Apparel)	13,365	381,570
World Acceptance Corp.* (Diversified Financial Services)	810	60,815
XO Group, Inc.* (Internet)	3,240	32,854
Zale Corp.* (Retail)	2,430	50,811
Zumiez, Inc.* (Retail)	1,620	39,269
TOTAL COMMON STOCKS
(Cost $31,015,424)		43,914,024

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $77,000	$77,000	$77,000
TOTAL REPURCHASE AGREEMENTS
(Cost $77,000)		77,000
TOTAL INVESTMENT SECURITIES
(Cost $31,092,424) - 100.1%		43,991,024
Net other assets (liabilities) - (0.1)%		(49,901)

NET ASSETS - 100.0%		$43,941,123

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$797,000	1.8%
Agriculture	119,961	0.3%
Airlines	226,658	0.5%
Apparel	1,094,888	2.5%
Auto Parts & Equipment	282,654	0.6%
Banks	4,172,229	9.5%
Beverages	297,347	0.7%
Biotechnology	847,835	2.0%
Building Materials	664,204	1.5%
Chemicals	925,191	2.0%
Coal	101,752	0.2%
Commercial Services	2,357,530	5.4%
Computers	1,766,418	4.0%
Cosmetics/Personal Care	87,990	0.2%
Distribution/Wholesale	450,781	1.1%
Diversified Financial Services	2,152,108	4.8%
Electrical Components & Equipment	1,229,803	2.8%
Electronics	1,807,588	4.2%
Energy - Alternate Sources	32,886	0.1%
Engineering & Construction	232,020	0.5%
Entertainment	299,984	0.7%
Environmental Control	363,354	0.8%
Food	321,817	0.8%
Forest Products & Paper	425,518	1.0%
Hand/Machine Tools	137,765	0.3%
Healthcare - Products	1,825,944	4.1%
Healthcare - Services	609,869	1.4%
Home Builders	245,381	0.6%
Home Furnishings	512,593	1.2%
Household Products/Wares	297,270	0.7%
Housewares	281,511	0.6%
Insurance	464,243	1.1%
Internet	1,246,436	2.8%
Iron/Steel	46,786	0.1%
Leisure Time	151,527	0.3%
Lodging	86,666	0.2%
Machinery - Diversified	732,690	1.7%
Media	71,766	0.2%
Metal Fabricate/Hardware	245,697	0.6%
Mining	431,094	1.0%
Miscellaneous Manufacturing	1,245,120	2.9%
Office Furnishings	66,582	0.2%
Oil & Gas	875,294	1.9%
Oil & Gas Services	865,918	2.0%
Pharmaceuticals	1,186,022	2.6%
Real Estate	229,032	0.5%
REIT	2,094,705	4.7%
Retail	3,136,535	7.0%
Savings & Loans	245,264	0.6%
Semiconductors	1,103,430	2.5%
Software	2,123,237	4.8%
Storage/Warehousing	228,290	0.5%
Telecommunications	1,140,330	2.7%
Textiles	163,373	0.4%
Transportation	700,751	1.6%
Water	65,387	0.1%
Other**	27,099	0.1%
Total	$43,941,123	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Baidu, Inc.*ADR (Internet)	3,942	$600,682
BHP Billiton, Ltd.ADR (Mining)	38,252	2,592,338
China Life Insurance Co., Ltd.ADR (Insurance)	44,822	1,897,763
China Mobile, Ltd.ADR (Telecommunications)	38,544	1,757,221
China Unicom, Ltd.ADR (Telecommunications)	52,560	691,690
CNOOC, Ltd.ADR (Oil & Gas)	11,972	1,817,469
Ctrip.com International, Ltd.*ADR (Internet)	15,038	758,216
HDFC Bank, Ltd.ADR (Banks)	39,128	1,605,422
Himax Technologies, Inc.ADR (Semiconductors)	69,350	798,912
Home Inns & Hotels Management, Inc.*ADR (Lodging)	22,338	721,294
ICICI Bank, Ltd.ADR (Banks)	34,310	1,502,778
Infosys Technologies, Ltd.ADR (Computers)	25,696	1,392,209
KB Financial Group, Inc.*ADR (Diversified Financial Services)	29,346	1,031,512
Korea Electric Power Corp.*ADR (Electric)	76,650	1,316,081
LG Display Co., Ltd.*ADR (Electronics)	89,060	1,113,250
Melco Crown Entertainment, Ltd.*ADR (Lodging)	32,704	1,264,010
Mindray Medical International, Ltd.ADR (Healthcare - Products)	27,448	888,217
Netease.com, Inc.ADR (Internet)	7,738	520,767
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	32,412	951,292
PetroChina Co., Ltd.ADR (Oil & Gas)	23,652	2,566,241
POSCOADR (Iron/Steel)	17,374	1,205,929
PT Telekomunikasi IndonesiaADR (Telecommunications)	19,272	758,739
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	11,242	1,119,478
Sesa Sterlite, Ltd.ADR (Mining)	81,906	1,017,273
SK Telecom Co., Ltd.ADR (Telecommunications)	32,412	731,539
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	114,902	2,300,338
Tata Motors, Ltd.ADR (Auto Manufacturers)	39,420	1,395,862
Trina Solar, Ltd.*ADR (Energy - Alternate Sources)	67,744	911,157
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	25,696	947,155
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	184,982	804,672
TOTAL COMMON STOCKS
(Cost $20,678,429)		36,979,506

	Principal Amount	Value
Repurchase Agreements(a)(0.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $220,000	$220,000	$220,000
TOTAL REPURCHASE AGREEMENTS
(Cost $220,000)		220,000
TOTAL INVESTMENT SECURITIES
(Cost $20,898,429) - 100.5%		37,199,506
Net other assets (liabilities) - (0.5)%		(192,776)

NET ASSETS - 100.0%		$37,006,730

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Asia 30 invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Auto Manufacturers	$1,395,862	3.8%
Banks	3,108,200	8.4%
Commercial Services	1,898,447	5.1%
Computers	1,392,209	3.8%
Diversified Financial Services	1,031,512	2.8%
Electric	1,316,081	3.5%
Electrical Components & Equipment	804,672	2.2%
Electronics	1,113,250	3.0%
Energy - Alternate Sources	911,157	2.5%
Healthcare - Products	888,217	2.4%
Insurance	1,897,763	5.1%
Internet	2,999,143	8.1%
Iron/Steel	1,205,929	3.3%
Lodging	1,985,304	5.4%
Mining	3,609,611	9.7%
Oil & Gas	4,383,710	11.7%
Semiconductors	3,099,250	8.4%
Telecommunications	3,939,189	10.7%
Other**	27,224	0.1%
Total	$37,006,730	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2014:

	Value	% of Net Assets
Australia	$2,592,338	7.0%
China	18,217,324	49.1%
India	6,913,544	18.7%
Indonesia	758,739	2.1%
South Korea	5,398,311	14.6%
Taiwan	3,099,250	8.4%
Other**	27,224	0.1%
Total	$37,006,730	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Anheuser-Busch InBev N.V.ADR (Beverages)	11,718	$1,233,905
ArcelorMittalNYS (Iron/Steel)	51,786	836,344
ARM Holdings PLCADR (Semiconductors)	16,254	828,466
ASML Holding N.V.NYS (Semiconductors)	10,584	988,122
AstraZeneca PLCADR (Pharmaceuticals)	20,412	1,324,331
Banco Santander S.A.ADR (Banks)	151,200	1,448,496
Barclays PLCADR (Banks)	67,284	1,056,359
BHP Billiton PLCADR (Mining)	30,618	1,890,967
BP PLCADR (Oil & Gas)	35,910	1,727,271
Diageo PLCADR (Beverages)	9,828	1,224,471
GlaxoSmithKline PLCADR (Pharmaceuticals)	19,656	1,050,220
HSBC Holdings PLCADR (Banks)	38,556	1,959,801
ING Groep N.V.*ADR (Insurance)	77,868	1,109,619
Koninklijke Phillips Electronics N.V.NYS (Electronics)	26,082	917,043
National Grid PLCADR (Gas)	16,254	1,117,300
Nokia Corp.*ADR (Telecommunications)	115,290	846,229
Rio Tinto PLCADR (Mining)	25,326	1,413,951
Royal Bank of Scotland Group PLC*ADR (Banks)	102,438	1,063,306
Royal Dutch Shell PLCADR - Class A (Oil & Gas)	28,350	2,071,251
Ryanair Holdings PLC*ADR (Airlines)	26,460	1,556,113
Sanofi-AventisADR (Pharmaceuticals)	19,656	1,027,616
SAP AGADR (Software)	16,632	1,352,348
Siemens AGADR (Miscellaneous Manufacturing)	10,962	1,481,514
Statoil ASAADR (Oil & Gas)	51,786	1,461,401
Telefonaktiebolaget LM EricssonADR (Telecommunications)	81,270	1,083,329
Telefonica S.A.ADR (Telecommunications)	74,844	1,181,787
Tenaris S.A.ADR (Metal Fabricate/Hardware)	20,412	903,231
Total S.A.ADR (Oil & Gas)	27,972	1,834,963
Unilever N.V.NYS (Food)	26,082	1,072,492
Vodafone Group PLCADR (Telecommunications)	27,972	1,029,649
TOTAL COMMON STOCKS
(Cost $25,975,102)		38,091,895

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $45,000	$45,000	$45,000
TOTAL REPURCHASE AGREEMENTS
(Cost $45,000)		45,000
TOTAL INVESTMENT SECURITIES
(Cost $26,020,102) - 100.1%		38,136,895
Net other assets (liabilities) - (0.1)%		(24,008)

NET ASSETS - 100.0%		$38,112,887

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to schedules of portfolio investments.

ProFund VP Europe 30 invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Airlines	$1,556,113	4.1%
Banks	5,527,962	14.5%
Beverages	2,458,376	6.4%
Electronics	917,043	2.4%
Food	1,072,492	2.8%
Gas	1,117,300	2.9%
Insurance	1,109,619	2.9%
Iron/Steel	836,344	2.2%
Metal Fabricate/Hardware	903,231	2.4%
Mining	3,304,918	8.8%
Miscellaneous Manufacturing	1,481,514	3.9%
Oil & Gas	7,094,886	18.7%
Pharmaceuticals	3,402,167	8.9%
Semiconductors	1,816,588	4.8%
Software	1,352,348	3.5%
Telecommunications	4,140,994	10.8%
Other**	20,992	NM
Total	$38,112,887	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2014:

	Value	% of Net Assets
Belgium	$1,233,905	3.2%
Finland	846,229	2.2%
France	2,862,579	7.5%
Germany	2,833,862	7.4%
Ireland	1,556,113	4.1%
Luxembourg	1,739,575	4.6%
Netherlands	6,158,527	16.2%
Norway	1,461,401	3.8%
Spain	2,630,283	6.9%
Sweden	1,083,329	2.8%
United Kingdom	15,686,092	41.3%
Other**	20,992	NM
Total	$38,112,887	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.0%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $13,167,005	$13,167,000	$13,167,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,167,000)		13,167,000
TOTAL INVESTMENT SECURITIES
(Cost $13,167,000) - 99.0%		13,167,000
Net other assets (liabilities) - 1.0%		129,506

NET ASSETS - 100.0%		$13,296,506

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $1,786,000.

Swap Agreements††

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	0.42%	4/28/14	$5,468,773	$66,100
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	0.92%	4/28/14	7,791,986	93,752
				$159,852

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (78.2%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	21,275	$118,076
Ambev S.A.ADR (Beverages)	79,180	586,724
America Movil S.A.B. de C.V.ADR (Telecommunications)	26,825	533,282
AngloGold Ashanti, Ltd.ADR (Mining)	7,030	120,072
Baidu, Inc.*ADR (Internet)	4,810	732,948
BRF-Brazil Foods S.A.ADR (Food)	11,285	225,474
Cemex S.A.B. de C.V.*ADR (Building Materials)	19,610	247,674
China Life Insurance Co., Ltd.ADR (Insurance)	8,695	368,146
China Mobile, Ltd.ADR (Telecommunications)	18,130	826,547
China Petroleum and Chemical Corp.ADR (Oil & Gas)	4,440	397,380
China Telecom Corp., Ltd.ADR (Telecommunications)	2,405	110,798
China Unicom, Ltd.ADR (Telecommunications)	7,770	102,253
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	6,660	204,329
CNOOC, Ltd.ADR (Oil & Gas)	2,775	421,273
Ctrip.com International, Ltd.*ADR (Internet)	2,220	111,932
Ecopetrol S.A.ADR (Oil & Gas)	4,255	173,561
Embraer S.A.ADR (Aerospace/Defense)	2,775	98,485
Enersis S.A.ADR (Electric)	6,660	103,430
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,330	310,489
Grupo Televisa S.A.ADR (Media)	6,660	221,711
HDFC Bank, Ltd.ADR (Banks)	6,845	280,850
ICICI Bank, Ltd.ADR (Banks)	4,995	218,781
Infosys Technologies, Ltd.ADR (Computers)	8,325	451,049
KB Financial Group, Inc.*ADR (Diversified Financial Services)	6,660	234,099
Korea Electric Power Corp.*ADR (Electric)	8,880	152,470
LG Display Co., Ltd.*ADR (Electronics)	7,770	97,125
Mobile TeleSystemsADR (Telecommunications)	8,880	155,311
Netease.com, Inc.ADR (Internet)	1,295	87,154
PetroChina Co., Ltd.ADR (Oil & Gas)	3,700	401,450
Petroleo Brasileiro S.A.ADR (Oil & Gas)	25,900	340,585
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,480	90,310
POSCOADR (Iron/Steel)	5,365	372,385
PT Telekomunikasi IndonesiaADR (Telecommunications)	3,885	152,952
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	1,295	128,956
Sasol, Ltd.ADR (Chemicals)	8,880	496,215
Shinhan Financial Group Co., Ltd.*ADR (Diversified Financial Services)	8,325	365,883
SK Telecom Co., Ltd.ADR (Telecommunications)	6,290	141,965
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	64,195	1,285,184
Tata Motors, Ltd.ADR (Auto Manufacturers)	3,330	117,915
Ultrapar Participacoes S.A.ADR (Chemicals)	7,400	178,266
Vale S.A.ADR (Iron/Steel)	22,755	314,702
Wipro, Ltd.ADR (Computers)	10,175	136,345
YPF S.A.ADR (Oil & Gas)	3,330	103,763
TOTAL COMMON STOCKS
(Cost $9,814,147)		12,318,299

Preferred Stocks (15.3%)
Banco Bradesco S.A.ADR (Banks)	36,630	500,732
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,220	97,147
Gerdau S.A.ADR (Iron/Steel)	15,540	99,611
Itau Unibanco Holding S.A.ADR (Banks)	43,660	648,788
Petroleo Brasileiro S.A.ADR (Oil & Gas)	35,705	495,228
Telefonica Brasil S.A.ADR (Telecommunications)	4,995	106,094
Vale S.A.ADR (Iron/Steel)	36,815	458,347
TOTAL PREFERRED STOCKS
(Cost $2,406,376)		2,405,947

	Principal Amount	Value
Repurchase Agreements(a)(b)(6.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $1,045,000	$1,045,000	$1,045,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,045,000)		1,045,000
TOTAL INVESTMENT SECURITIES
(Cost $13,265,523) - 100.1%		15,769,246
Net other assets (liabilities) - (0.1)%		(23,502)

NET ASSETS - 100.0%		$15,745,744

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $377,000.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Emerging Markets 50 ADR Index	0.57%	4/28/14	$437,273	$4,821
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Emerging Markets 50 ADR Index	0.37%	4/28/14	551,832	5,877
				$10,698

ProFund VP Emerging Markets invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$98,485	0.6%
Auto Manufacturers	117,915	0.7%
Banks	1,649,151	10.6%
Beverages	897,213	5.7%
Building Materials	247,674	1.6%
Chemicals	674,481	4.2%
Computers	587,394	3.8%
Diversified Financial Services	599,982	3.8%
Electric	255,900	1.7%
Electronics	97,125	0.6%
Food	322,621	2.0%
Insurance	368,146	2.3%
Internet	1,060,990	6.7%
Iron/Steel	1,245,045	7.9%
Media	221,711	1.4%
Mining	120,072	0.8%
Oil & Gas	2,333,240	14.8%
Semiconductors	1,403,260	8.9%
Telecommunications	2,423,841	15.4%
Other**	1,021,498	6.5%
Total	$15,745,744	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2014:

	Value	% of Net Assets
Argentina	$103,763	0.7%
Brazil	4,150,183	26.3%
Chile	103,430	0.7%
China	3,688,837	23.3%
Colombia	173,561	1.1%
India	1,204,940	7.7%
Indonesia	152,952	1.0%
Mexico	1,313,156	8.3%
Philippines	90,310	0.6%
Russia	155,311	1.0%
South Africa	616,287	3.9%
South Korea	1,363,927	8.7%
Taiwan	1,607,589	10.2%
Other**	1,021,498	6.5%
Total	$15,745,744	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(94.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $13,749,006	$13,749,000	$13,749,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,749,000)		13,749,000
TOTAL INVESTMENT SECURITIES
(Cost $13,749,000) - 94.6%		13,749,000
Net other assets (liabilities) - 5.4%		785,366

NET ASSETS - 100.0%		$14,534,366

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 6/13/14 (Underlying notional amount at value $14,483,625)	195	$(324,348)

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (67.6%)
3M Co. (Miscellaneous Manufacturing)	561	$76,106
Abbott Laboratories (Pharmaceuticals)	1,375	52,951
AbbVie, Inc. (Pharmaceuticals)	1,419	72,937
Accenture PLC - Class A (Computers)	572	45,600
ACE, Ltd. (Insurance)	297	29,421
Actavis PLC* (Pharmaceuticals)	154	31,701
Adobe Systems, Inc.* (Software)	418	27,479
Aetna, Inc. (Healthcare - Services)	319	23,915
AFLAC, Inc. (Insurance)	407	25,657
Agilent Technologies, Inc. (Electronics)	297	16,608
AGL Resources, Inc. (Gas)	110	5,386
Air Products & Chemicals, Inc. (Chemicals)	187	22,260
Airgas, Inc. (Chemicals)	55	5,858
Akamai Technologies, Inc.* (Software)	154	8,964
Alcoa, Inc. (Mining)	957	12,317
Alexion Pharmaceuticals, Inc.* (Biotechnology)	176	26,775
Allegheny Technologies, Inc. (Iron/Steel)	99	3,730
Allegion PLC (Electronics)	77	4,017
Allergan, Inc. (Pharmaceuticals)	264	32,762
Alliance Data Systems Corp.* (Commercial Services)	44	11,988
Allstate Corp. (Insurance)	396	22,406
Altera Corp. (Semiconductors)	286	10,365
Altria Group, Inc. (Agriculture)	1,771	66,289
Amazon.com, Inc.* (Internet)	330	111,051
Ameren Corp. (Electric)	220	9,064
American Electric Power, Inc. (Electric)	440	22,290
American Express Co. (Diversified Financial Services)	814	73,283
American International Group, Inc. (Insurance)	1,309	65,462
American Tower Corp. (REIT)	352	28,818
Ameriprise Financial, Inc. (Diversified Financial Services)	165	18,162
AmerisourceBergen Corp. (Pharmaceuticals)	209	13,708
Ametek, Inc. (Electrical Components & Equipment)	220	11,328
Amgen, Inc. (Biotechnology)	671	82,761
Amphenol Corp. - Class A (Electronics)	143	13,106
Anadarko Petroleum Corp. (Oil & Gas)	451	38,227
Analog Devices, Inc. (Semiconductors)	275	14,614
Aon PLC (Insurance)	264	22,250
Apache Corp. (Oil & Gas)	352	29,198
Apartment Investment & Management Co. - Class A (REIT)	132	3,989
Apple Computer, Inc. (Computers)	792	425,097
Applied Materials, Inc. (Semiconductors)	1,078	22,013
Archer-Daniels-Midland Co. (Agriculture)	583	25,296
Assurant, Inc. (Insurance)	66	4,287
AT&T, Inc. (Telecommunications)	4,642	162,795
Autodesk, Inc.* (Software)	198	9,738
Automatic Data Processing, Inc. (Commercial Services)	429	33,145
AutoNation, Inc.* (Retail)	55	2,928
AutoZone, Inc.* (Retail)	33	17,724
AvalonBay Communities, Inc. (REIT)	110	14,445
Avery Dennison Corp. (Household Products/Wares)	88	4,459
Avon Products, Inc. (Cosmetics/Personal Care)	385	5,636
Baker Hughes, Inc. (Oil & Gas Services)	385	25,033
Ball Corp. (Packaging & Containers)	121	6,632
Bank of America Corp. (Banks)	9,416	161,955
Bank of New York Mellon Corp. (Banks)	1,012	35,713
Bard (C.R.), Inc. (Healthcare - Products)	66	9,767
Baxter International, Inc. (Healthcare - Products)	484	35,612
BB&T Corp. (Banks)	638	25,628
Beam, Inc. (Beverages)	143	11,912
Becton, Dickinson & Co. (Healthcare - Products)	176	20,606
Bed Bath & Beyond, Inc.* (Retail)	187	12,866
Bemis Co., Inc. (Packaging & Containers)	88	3,453
Berkshire Hathaway, Inc.* - Class B (Insurance)	1,606	200,701
Best Buy Co., Inc. (Retail)	242	6,391
Biogen Idec, Inc.* (Biotechnology)	209	63,927
BlackRock, Inc. (Diversified Financial Services)	110	34,593
Boeing Co. (Aerospace/Defense)	605	75,921
BorgWarner, Inc. (Auto Parts & Equipment)	198	12,171
Boston Properties, Inc. (REIT)	132	15,118
Boston Scientific Corp.* (Healthcare - Products)	1,177	15,913
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,463	76,003
Broadcom Corp. - Class A (Semiconductors)	495	15,583
Brown-Forman Corp. - Class B (Beverages)	143	12,826
C.H. Robinson Worldwide, Inc. (Transportation)	132	6,915
CA, Inc. (Software)	286	8,857
Cablevision Systems Corp. NY - Class A (Media)	187	3,155
Cabot Oil & Gas Corp. (Oil & Gas)	374	12,671
Cameron International Corp.* (Oil & Gas Services)	198	12,230
Campbell Soup Co. (Food)	154	6,912
Capital One Financial Corp. (Banks)	506	39,043
Cardinal Health, Inc. (Pharmaceuticals)	308	21,554
CareFusion Corp.* (Healthcare - Products)	187	7,521
CarMax, Inc.* (Retail)	198	9,266
Carnival Corp. - Class A (Leisure Time)	396	14,993
Caterpillar, Inc. (Machinery - Construction & Mining)	572	56,840
CBRE Group, Inc.* - Class A (Real Estate)	253	6,940
CBS Corp. - Class B (Media)	495	30,591
Celgene Corp.* (Biotechnology)	363	50,675
CenterPoint Energy, Inc. (Gas)	385	9,121

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
CenturyLink, Inc. (Telecommunications)	517		$16,978
Cerner Corp.* (Software)	264		14,850
CF Industries Holdings, Inc. (Chemicals)	44		11,468
Chesapeake Energy Corp. (Oil & Gas)	451		11,555
Chevron Corp. (Oil & Gas)	1,705		202,742
Chipotle Mexican Grill, Inc.* (Retail)	33		18,746
CIGNA Corp. (Healthcare - Services)	242		20,263
Cincinnati Financial Corp. (Insurance)	132		6,423
Cintas Corp. (Commercial Services)	88		5,246
Cisco Systems, Inc. (Telecommunications)	4,587		102,795
Citigroup, Inc. (Banks)	2,706		128,806
Citrix Systems, Inc.* (Software)	165		9,476
Cliffs Natural Resources, Inc. (Iron/Steel)	132		2,701
Clorox Co. (Household Products/Wares)	121		10,649
CME Group, Inc. (Diversified Financial Services)	286		21,167
CMS Energy Corp. (Electric)	242		7,086
Coach, Inc. (Retail)	242		12,018
Coca-Cola Co. (Beverages)	3,377		130,555
Coca-Cola Enterprises, Inc. (Beverages)	209		9,982
Cognizant Technology Solutions Corp.* (Computers)	539		27,279
Colgate-Palmolive Co. (Cosmetics/Personal Care)	781		50,663
Comcast Corp. - Class A (Media)	2,321		116,096
Comerica, Inc. (Banks)	165		8,547
Computer Sciences Corp. (Computers)	132		8,028
ConAgra Foods, Inc. (Food)	374		11,605
ConocoPhillips (Oil & Gas)	1,089		76,611
CONSOL Energy, Inc. (Coal)	209		8,350
Consolidated Edison, Inc. (Electric)	264		14,164
Constellation Brands, Inc.* (Beverages)	154		13,085
Corning, Inc. (Telecommunications)	1,243		25,879
Costco Wholesale Corp. (Retail)	396		44,225
Covidien PLC (Healthcare - Products)	407		29,980
Crown Castle International Corp. (Telecommunications)	297		21,913
CSX Corp. (Transportation)	902		26,131
Cummins, Inc. (Machinery - Diversified)	154		22,944
CVS Caremark Corp. (Retail)	1,056		79,052
D.R. Horton, Inc. (Home Builders)	253		5,477
Danaher Corp. (Miscellaneous Manufacturing)	539		40,425
Darden Restaurants, Inc. (Retail)	121		6,142
DaVita, Inc.* (Healthcare - Services)	154		10,603
Deere & Co. (Machinery - Diversified)	330		29,964
Delphi Automotive PLC (Auto Parts & Equipment)	253		17,169
Delta Air Lines, Inc. (Airlines)	759		26,300
Denbury Resources, Inc. (Oil & Gas)	319		5,232
DENTSPLY International, Inc. (Healthcare - Products)	121		5,571
Devon Energy Corp. (Oil & Gas)	341		22,823
Diamond Offshore Drilling, Inc. (Oil & Gas)	66		3,218
DIRECTV* - Class A (Media)	418		31,944
Discover Financial Services (Diversified Financial Services)	418		24,323
Discovery Communications, Inc.* - Class A (Media)	198		16,375
Dollar General Corp.* (Retail)	264		14,647
Dollar Tree, Inc.* (Retail)	187		9,758
Dominion Resources, Inc. (Electrical Components & Equipment)	517		36,702
Dover Corp. (Miscellaneous Manufacturing)	154		12,590
Dr. Pepper Snapple Group, Inc. (Beverages)	176		9,585
DTE Energy Co. (Electric)	154		11,441
Duke Energy Corp. (Electric)	627		44,655
Dun & Bradstreet Corp. (Software)	33		3,279
E*TRADE Financial Corp.* (Diversified Financial Services)	253		5,824
E.I. du Pont de Nemours & Co. (Chemicals)	825		55,357
Eastman Chemical Co. (Chemicals)	132		11,380
Eaton Corp. (Miscellaneous Manufacturing)	429		32,226
eBay, Inc.* (Internet)	1,034		57,118
Ecolab, Inc. (Chemicals)	242		26,134
Edison International (Electric)	286		16,190
Edwards Lifesciences Corp.* (Healthcare - Products)	99		7,343
Electronic Arts, Inc.* (Software)	275		7,978
Eli Lilly & Co. (Pharmaceuticals)	880		51,797
EMC Corp. (Computers)	1,804		49,448
Emerson Electric Co. (Electrical Components & Equipment)	627		41,883
Ensco PLCADR - Class A (Oil & Gas)	209		11,031
Entergy Corp. (Electric)	154		10,295
EOG Resources, Inc. (Oil & Gas)	242		47,473
EQT Corp. (Oil & Gas)	132		12,800
Equifax, Inc. (Commercial Services)	110		7,483
Equity Residential (REIT)	297		17,223
Exelon Corp. (Electric)	759		25,472
Expedia, Inc. (Internet)	88		6,380
Expeditors International of Washington, Inc. (Transportation)	176		6,975
Express Scripts Holding Co.* (Pharmaceuticals)	693		52,037
Exxon Mobil Corp. (Oil & Gas)	3,850		376,069
F5 Networks, Inc.* (Internet)	66		7,038
Facebook, Inc.* - Class A (Internet)	1,518		91,444
Family Dollar Stores, Inc. (Retail)	88		5,105
Fastenal Co. (Distribution/Wholesale)	242		11,935
FedEx Corp. (Transportation)	264		34,996
Fidelity National Information Services, Inc. (Software)	264		14,111
Fifth Third Bancorp (Banks)	759		17,419
First Horizon National Corp. (Banks)	—	(a)	4
First Solar, Inc.* (Semiconductors)	66		4,606
FirstEnergy Corp. (Electric)	374		12,727
Fiserv, Inc.* (Software)	231		13,095
FLIR Systems, Inc. (Electronics)	121		4,356
Flowserve Corp. (Machinery - Diversified)	121		9,479
Fluor Corp. (Engineering & Construction)	143		11,115
FMC Corp. (Chemicals)	121		9,264
FMC Technologies, Inc.* (Oil & Gas Services)	209		10,929
Ford Motor Co. (Auto Manufacturers)	3,520		54,912
Forest Laboratories, Inc.* (Pharmaceuticals)	209		19,284

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fossil Group, Inc.* (Distribution/Wholesale)	44	$5,131
Franklin Resources, Inc. (Diversified Financial Services)	363	19,667
Freeport-McMoRan Copper & Gold, Inc. (Mining)	924	30,556
Frontier Communications Corp. (Telecommunications)	891	5,079
GameStop Corp. - Class A (Retail)	99	4,069
Gannett Co., Inc. (Media)	198	5,465
Garmin, Ltd. (Electronics)	110	6,079
General Dynamics Corp. (Aerospace/Defense)	286	31,151
General Electric Co. (Miscellaneous Manufacturing)	8,943	231,535
General Growth Properties, Inc. (REIT)	462	10,164
General Mills, Inc. (Food)	561	29,071
General Motors Co. (Auto Manufacturers)	1,166	40,134
Genuine Parts Co. (Distribution/Wholesale)	132	11,464
Genworth Financial, Inc.* - Class A (Insurance)	440	7,801
Gilead Sciences, Inc.* (Biotechnology)	1,375	97,433
Google, Inc.* - Class A (Internet)	253	281,971
Graham Holdings Co. - Class B (Media)	11	7,741
H & R Block, Inc. (Commercial Services)	242	7,306
Halliburton Co. (Oil & Gas Services)	759	44,698
Harley-Davidson, Inc. (Automobiles)	198	13,189
Harman International Industries, Inc. (Home Furnishings)	55	5,852
Harris Corp. (Telecommunications)	99	7,243
Hartford Financial Services Group, Inc. (Insurance)	396	13,967
Hasbro, Inc. (Toys/Games/Hobbies)	99	5,506
HCP, Inc. (REIT)	407	15,788
Health Care REIT, Inc. (REIT)	253	15,079
Helmerich & Payne, Inc. (Oil & Gas)	99	10,648
Hess Corp. (Oil & Gas)	242	20,057
Hewlett-Packard Co. (Computers)	1,694	54,818
Honeywell International, Inc. (Electronics)	704	65,303
Hormel Foods Corp. (Food)	121	5,962
Hospira, Inc.* (Healthcare - Products)	143	6,185
Host Hotels & Resorts, Inc. (REIT)	671	13,581
Hudson City Bancorp, Inc. (Savings & Loans)	429	4,217
Humana, Inc. (Healthcare - Services)	132	14,879
Huntington Bancshares, Inc. (Banks)	737	7,348
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	352	28,628
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	231	13,222
Integrys Energy Group, Inc. (Electric)	66	3,937
Intel Corp. (Semiconductors)	4,433	114,416
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	99	19,585
International Business Machines Corp. (Computers)	869	167,274
International Flavors & Fragrances, Inc. (Chemicals)	77	7,367
International Game Technology (Entertainment)	220	3,093
International Paper Co. (Forest Products & Paper)	396	18,168
Intuit, Inc. (Software)	253	19,666
Intuitive Surgical, Inc.* (Healthcare - Products)	33	14,454
Invesco, Ltd. (Diversified Financial Services)	385	14,245
Iron Mountain, Inc. (Commercial Services)	154	4,246
J.P. Morgan Chase & Co. (Banks)	3,377	205,018
Jabil Circuit, Inc. (Electronics)	165	2,970
Jacobs Engineering Group, Inc.* (Engineering & Construction)	121	7,684
Johnson & Johnson (Pharmaceuticals)	2,519	247,442
Johnson Controls, Inc. (Auto Parts & Equipment)	594	28,108
Joy Global, Inc. (Machinery - Construction & Mining)	88	5,104
Juniper Networks, Inc.* (Telecommunications)	451	11,618
Kansas City Southern Industries, Inc. (Transportation)	99	10,104
Kellogg Co. (Food)	231	14,486
Keurig Green Mountain, Inc. (Beverages)	110	11,615
KeyCorp (Banks)	792	11,278
Kimberly-Clark Corp. (Household Products/Wares)	341	37,595
Kimco Realty Corp. (REIT)	363	7,942
Kinder Morgan, Inc. (Pipelines)	594	19,299
KLA-Tencor Corp. (Semiconductors)	143	9,887
Kohls Corp. (Retail)	176	9,997
Kraft Foods Group, Inc. (Food)	528	29,621
Kroger Co. (Food)	462	20,166
L Brands, Inc. (Retail)	220	12,489
L-3 Communications Holdings, Inc. (Aerospace/Defense)	77	9,098
Laboratory Corp. of America Holdings* (Healthcare - Services)	77	7,562
Lam Research Corp.* (Semiconductors)	143	7,865
Legg Mason, Inc. (Diversified Financial Services)	88	4,316
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	121	3,949
Lennar Corp. - Class A (Home Builders)	154	6,101
Leucadia National Corp. (Diversified Financial Services)	275	7,700
Lincoln National Corp. (Insurance)	231	11,705
Linear Technology Corp. (Semiconductors)	209	10,176
Lockheed Martin Corp. (Aerospace/Defense)	242	39,504
Loews Corp. (Insurance)	275	12,114
Lorillard, Inc. (Agriculture)	319	17,252
Lowe’s Cos., Inc. (Retail)	935	45,722
LSI Logic Corp. (Semiconductors)	495	5,480
LyondellBasell Industries N.V. - Class A (Chemicals)	385	34,242
M&T Bank Corp. (Banks)	121	14,677
Macy’s, Inc. (Retail)	330	19,566
Marathon Oil Corp. (Oil & Gas)	616	21,880
Marathon Petroleum Corp. (Oil & Gas)	264	22,979
Marriott International, Inc. - Class A (Lodging)	198	11,106

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marsh & McLennan Cos., Inc. (Insurance)	484	$23,861
Masco Corp. (Building Materials)	319	7,085
MasterCard, Inc. - Class A (Commercial Services)	913	68,200
Mattel, Inc. (Toys/Games/Hobbies)	308	12,354
McCormick & Co., Inc. (Food)	121	8,681
McDonald’s Corp. (Retail)	880	86,266
McGraw Hill Financial, Inc. (Commercial Services)	242	18,465
McKesson Corp. (Pharmaceuticals)	209	36,903
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	176	14,633
MeadWestvaco Corp. (Forest Products & Paper)	154	5,797
Medtronic, Inc. (Healthcare - Products)	891	54,831
Merck & Co., Inc. (Pharmaceuticals)	2,618	148,624
MetLife, Inc. (Insurance)	1,001	52,853
Michael Kors Holdings, Ltd.* (Apparel)	165	15,390
Microchip Technology, Inc. (Semiconductors)	176	8,406
Micron Technology, Inc.* (Semiconductors)	946	22,382
Microsoft Corp. (Software)	6,732	275,944
Mohawk Industries, Inc.* (Textiles)	55	7,479
Molson Coors Brewing Co. - Class B (Beverages)	143	8,417
Mondelez International, Inc. - Class A (Food)	1,518	52,447
Monsanto Co. (Chemicals)	473	53,812
Monster Beverage Corp.* (Beverages)	121	8,403
Moody’s Corp. (Commercial Services)	165	13,088
Morgan Stanley Dean Witter & Co. (Banks)	1,254	39,087
Motorola Solutions, Inc. (Telecommunications)	198	12,729
Murphy Oil Corp. (Oil & Gas)	154	9,680
Mylan Laboratories, Inc.* (Pharmaceuticals)	330	16,114
Nabors Industries, Ltd. (Oil & Gas)	231	5,694
NASDAQ Stock Market, Inc. (Diversified Financial Services)	99	3,657
National Oilwell Varco, Inc. (Oil & Gas Services)	385	29,980
Neilsen Holdings N.V. (Media)	253	11,291
NetApp, Inc. (Computers)	297	10,959
Netflix, Inc.* (Internet)	55	19,362
Newell Rubbermaid, Inc. (Housewares)	253	7,565
Newfield Exploration Co.* (Oil & Gas)	121	3,795
Newmont Mining Corp. (Mining)	440	10,314
News Corp.* - Class A (Media)	440	7,577
NextEra Energy, Inc. (Electric)	385	36,814
NIKE, Inc. - Class B (Apparel)	660	48,747
NiSource, Inc. (Gas)	275	9,771
Noble Corp. (Oil & Gas)	231	7,563
Noble Energy, Inc. (Oil & Gas)	319	22,662
Nordstrom, Inc. (Retail)	132	8,243
Norfolk Southern Corp. (Transportation)	275	26,722
Northeast Utilities System (Electric)	286	13,013
Northern Trust Corp. (Banks)	198	12,981
Northrop Grumman Corp. (Aerospace/Defense)	198	24,429
NRG Energy, Inc. (Electric)	286	9,095
Nucor Corp. (Iron/Steel)	286	14,454
NVIDIA Corp. (Semiconductors)	495	8,865
Occidental Petroleum Corp. (Oil & Gas)	704	67,084
Omnicom Group, Inc. (Advertising)	231	16,771
ONEOK, Inc. (Pipelines)	187	11,080
Oracle Corp. (Software)	3,091	126,453
O’Reilly Automotive, Inc.* (Retail)	99	14,691
Owens-Illinois, Inc.* (Packaging & Containers)	143	4,838
PACCAR, Inc. (Auto Manufacturers)	319	21,513
Pall Corp. (Miscellaneous Manufacturing)	99	8,858
Parker Hannifin Corp. (Miscellaneous Manufacturing)	132	15,802
Patterson Cos., Inc. (Healthcare - Products)	77	3,216
Paychex, Inc. (Software)	286	12,184
Peabody Energy Corp. (Coal)	242	3,954
Pentair, Ltd. (Miscellaneous Manufacturing)	176	13,964
People’s United Financial, Inc. (Savings & Loans)	275	4,089
Pepco Holdings, Inc. (Electric)	220	4,506
PepsiCo, Inc. (Beverages)	1,353	112,976
PerkinElmer, Inc. (Electronics)	99	4,461
Perrigo Co. PLC (Pharmaceuticals)	121	18,714
PetSmart, Inc. (Retail)	88	6,062
Pfizer, Inc. (Pharmaceuticals)	5,687	182,667
PG&E Corp. (Electric)	407	17,582
Philip Morris International, Inc. (Agriculture)	1,408	115,272
Phillips 66 (Oil & Gas)	528	40,687
Pinnacle West Capital Corp. (Electric)	99	5,411
Pioneer Natural Resources Co. (Oil & Gas)	132	24,702
Pitney Bowes, Inc. (Office/Business Equipment)	176	4,574
Plum Creek Timber Co., Inc. (REIT)	154	6,474
PNC Financial Services Group (Banks)	473	41,151
PPG Industries, Inc. (Chemicals)	121	23,409
PPL Corp. (Electric)	561	18,592
Praxair, Inc. (Chemicals)	264	34,576
Precision Castparts Corp. (Metal Fabricate/Hardware)	132	33,364
Priceline.com, Inc.* (Internet)	44	52,443
Principal Financial Group, Inc. (Insurance)	242	11,130
Procter & Gamble Co. (Cosmetics/Personal Care)	2,420	195,053
Progressive Corp. (Insurance)	484	11,722
Prologis, Inc. (REIT)	440	17,965
Prudential Financial, Inc. (Insurance)	418	35,384
Public Service Enterprise Group, Inc. (Electric)	451	17,201
Public Storage, Inc. (REIT)	132	22,241
PulteGroup, Inc. (Home Builders)	308	5,911
PVH Corp. (Retail)	77	9,607
QEP Resources, Inc. (Oil & Gas)	165	4,858
Qualcomm, Inc. (Semiconductors)	1,507	118,841
Quanta Services, Inc.* (Commercial Services)	198	7,306
Quest Diagnostics, Inc. (Healthcare - Services)	132	7,645

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ralph Lauren Corp. (Apparel)	55	$8,851
Range Resources Corp. (Oil & Gas)	143	11,865
Raytheon Co. (Aerospace/Defense)	275	27,167
Red Hat, Inc.* (Software)	165	8,742
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	66	19,818
Regions Financial Corp. (Banks)	1,265	14,054
Republic Services, Inc. (Environmental Control)	242	8,267
Reynolds American, Inc. (Agriculture)	275	14,691
Robert Half International, Inc. (Commercial Services)	121	5,076
Rockwell Automation, Inc. (Machinery - Diversified)	121	15,071
Rockwell Collins, Inc. (Aerospace/Defense)	121	9,640
Roper Industries, Inc. (Machinery - Diversified)	88	11,749
Ross Stores, Inc. (Retail)	187	13,380
Rowan Cos. PLC* - Class A (Oil & Gas)	110	3,705
Ryder System, Inc. (Transportation)	44	3,516
Safeway, Inc. (Food)	209	7,720
Salesforce.com, Inc.* (Software)	495	28,260
SanDisk Corp. (Computers)	198	16,076
SCANA Corp. (Electric)	121	6,210
Schlumberger, Ltd. (Oil & Gas Services)	1,166	113,684
Scripps Networks Interactive - Class A (Media)	99	7,515
Seagate Technology PLC (Computers)	297	16,680
Sealed Air Corp. (Packaging & Containers)	176	5,785
Sempra Energy (Gas)	198	19,157
Sherwin-Williams Co. (Chemicals)	77	15,179
Sigma-Aldrich Corp. (Chemicals)	110	10,272
Simon Property Group, Inc. (REIT)	275	45,101
SLM Corp. (Diversified Financial Services)	385	9,425
Snap-on, Inc. (Machinery)	55	6,241
Southern Co. (Electric)	792	34,800
Southwest Airlines Co. (Airlines)	627	14,803
Southwestern Energy Co.* (Oil & Gas)	319	14,677
Spectra Energy Corp. (Pipelines)	594	21,942
St. Jude Medical, Inc. (Healthcare - Products)	253	16,544
Stanley Black & Decker, Inc. (Hand/Machine Tools)	143	11,617
Staples, Inc. (Retail)	583	6,611
Starbucks Corp. (Retail)	671	49,238
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	176	14,010
State Street Corp. (Banks)	385	26,777
Stericycle, Inc.* (Commercial Services)	77	8,749
Stryker Corp. (Healthcare - Products)	264	21,508
SunTrust Banks, Inc. (Banks)	473	18,821
Symantec Corp. (Internet)	616	12,302
Sysco Corp. (Food)	517	18,679
T. Rowe Price Group, Inc. (Diversified Financial Services)	231	19,023
Target Corp. (Retail)	561	33,946
TE Connectivity, Ltd. (Electronics)	363	21,856
TECO Energy, Inc. (Electric)	187	3,207
Tenet Healthcare Corp.* (Healthcare - Services)	88	3,767
Teradata Corp.* (Computers)	143	7,034
Tesoro Petroleum Corp. (Oil & Gas)	121	6,121
Texas Instruments, Inc. (Semiconductors)	968	45,641
Textron, Inc. (Miscellaneous Manufacturing)	253	9,940
The ADT Corp. (Commercial Services)	165	4,942
The AES Corp. (Electric)	583	8,325
The Charles Schwab Corp. (Diversified Financial Services)	1,045	28,560
The Chubb Corp. (Insurance)	220	19,646
The Dow Chemical Co. (Chemicals)	1,089	52,915
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	231	15,449
The Gap, Inc. (Retail)	231	9,254
The Goldman Sachs Group, Inc. (Banks)	374	61,280
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	220	5,749
The Hershey Co. (Food)	132	13,781
The Home Depot, Inc. (Retail)	1,254	99,228
The Interpublic Group of Cos., Inc. (Advertising)	374	6,410
The JM Smucker Co. - Class A (Food)	88	8,557
The Macerich Co. (REIT)	121	7,542
The Mosaic Co. (Chemicals)	297	14,850
The Travelers Cos., Inc. (Insurance)	319	27,147
The Williams Cos., Inc. (Pipelines)	605	24,551
Thermo Fisher Scientific, Inc. (Electronics)	352	42,324
Tiffany & Co. (Retail)	99	8,529
Time Warner Cable, Inc. (Media)	242	33,198
Time Warner, Inc. (Media)	792	51,741
TJX Cos., Inc. (Retail)	638	38,695
Torchmark Corp. (Insurance)	77	6,060
Total System Services, Inc. (Commercial Services)	143	4,349
Tractor Supply Co. (Retail)	121	8,546
Transocean, Ltd. (Oil & Gas)	308	12,733
TripAdvisor, Inc.* (Internet)	99	8,968
Twenty-First Century Fox, Inc. - Class A (Media)	1,727	55,213
Tyco International, Ltd. (Electronics)	407	17,257
Tyson Foods, Inc. - Class A (Food)	242	10,650
U.S. Bancorp (Banks)	1,628	69,776
Union Pacific Corp. (Transportation)	407	76,378
United Parcel Service, Inc. - Class B (Transportation)	638	62,128
United States Steel Corp. (Iron/Steel)	132	3,645
United Technologies Corp. (Aerospace/Defense)	748	87,397
UnitedHealth Group, Inc. (Healthcare - Services)	880	72,152
UnumProvident Corp. (Insurance)	231	8,157
Urban Outfitters, Inc.* (Retail)	99	3,611
V.F. Corp. (Apparel)	319	19,740
Valero Energy Corp. (Oil & Gas)	473	25,116
Varian Medical Systems, Inc.* (Healthcare - Products)	88	7,391
Ventas, Inc. (REIT)	264	15,990
VeriSign, Inc.* (Internet)	110	5,930

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc. (Telecommunications)	3,696	$175,818
Vertex Pharmaceuticals, Inc.* (Biotechnology)	209	14,780
Viacom, Inc. - Class B (Media)	352	29,916
Visa, Inc. - Class A (Diversified Financial Services)	451	97,353
Vornado Realty Trust (REIT)	154	15,178
Vulcan Materials Co. (Building Materials)	121	8,040
W.W. Grainger, Inc. (Distribution/Wholesale)	55	13,897
Walgreen Co. (Retail)	781	51,569
Wal-Mart Stores, Inc. (Retail)	1,441	110,137
Walt Disney Co. (Media)	1,452	116,261
Waste Management, Inc. (Commercial Services)	385	16,196
Waters Corp.* (Electronics)	77	8,348
WellPoint, Inc. (Healthcare - Services)	253	25,186
Wells Fargo & Co. (Banks)	4,268	212,291
Western Digital Corp. (Computers)	187	17,170
Western Union Co. (Commercial Services)	484	7,918
Weyerhaeuser Co. (REIT)	517	15,174
Whirlpool Corp. (Home Furnishings)	66	9,864
Whole Foods Market, Inc. (Food)	330	16,734
Windstream Holdings, Inc. (Telecommunications)	528	4,351
Wisconsin Energy Corp. (Electric)	198	9,217
Wyndham Worldwide Corp. (Lodging)	110	8,055
Wynn Resorts, Ltd. (Lodging)	77	17,106
Xcel Energy, Inc. (Electric)	440	13,358
Xerox Corp. (Office/Business Equipment)	990	11,187
Xilinx, Inc. (Semiconductors)	242	13,133
XL Group PLC (Insurance)	242	7,563
Xylem, Inc. (Machinery - Diversified)	165	6,009
Yahoo!, Inc.* (Internet)	836	30,012
YUM! Brands, Inc. (Retail)	396	29,854
Zimmer Holdings, Inc. (Healthcare - Products)	154	14,565
Zions Bancorp (Banks)	165	5,112
Zoetis, Inc. (Pharmaceuticals)	451	13,052
TOTAL COMMON STOCKS (Cost $9,911,340)		14,885,087

	Principal Amount	Value
Repurchase Agreements(b)(c)(48.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $10,649,004	$10,649,000	$10,649,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,649,000)		10,649,000
TOTAL INVESTMENT SECURITIES (Cost $20,560,340) - 116.0%		25,534,087
Net other assets (liabilities) - (16.0)%		(3,528,731)

NET ASSETS - 100.0%		$22,005,356

*                                         Non-income producing security

(a)                                 Number of shares is less than 0.50

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $5,102,000.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $4,196,250)	45	$9,595

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	0.62%	4/28/14	$4,776,498	$111,247
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	0.53%	4/28/14	4,753,519	54,780
Equity Index Swap Agreement with UBS AG, based on the S&P 500	0.47%	4/28/14	12,115,753	167,738
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	0.47%	4/28/14	3,591,188	85,964
				$419,729

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraBull invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Advertising	$23,181	0.1%
Aerospace/Defense	304,307	1.4%
Agriculture	238,800	1.1%
Airlines	41,103	0.2%
Apparel	92,728	0.5%
Auto Manufacturers	116,559	0.5%
Auto Parts & Equipment	63,197	0.3%
Automobiles	13,189	0.1%
Banks	1,156,766	5.2%
Beverages	329,356	1.5%
Biotechnology	356,169	1.6%
Building Materials	15,125	NM
Chemicals	388,343	1.9%
Coal	12,304	0.1%
Commercial Services	223,703	1.1%
Computers	845,463	3.7%
Cosmetics/Personal Care	266,801	1.2%
Distribution/Wholesale	42,427	0.2%
Diversified Financial Services	400,883	1.8%
Electric	374,652	1.6%
Electrical Components & Equipment	89,913	0.4%
Electronics	206,685	1.0%
Engineering & Construction	18,799	0.1%
Entertainment	3,093	NM
Environmental Control	8,267	NM
Food	255,072	1.2%
Forest Products & Paper	23,965	0.1%
Gas	43,435	0.2%
Hand/Machine Tools	11,617	0.1%
Healthcare - Products	271,007	1.2%
Healthcare - Services	185,972	0.8%
Home Builders	17,489	0.1%
Home Furnishings	15,716	0.1%
Household Products/Wares	52,703	0.2%
Housewares	7,565	NM
Insurance	625,717	2.8%
Internet	684,019	3.1%
Iron/Steel	24,530	0.1%
Leisure Time	14,993	0.1%
Lodging	50,277	0.2%
Machinery	6,241	NM
Machinery - Construction & Mining	61,944	0.3%
Machinery - Diversified	95,216	0.4%
Media	524,079	2.3%
Metal Fabricate/Hardware	33,364	0.2%
Mining	53,187	0.2%
Miscellaneous Manufacturing	487,245	2.2%
Office/Business Equipment	15,761	0.1%
Oil & Gas	1,186,156	5.4%
Oil & Gas Services	236,554	1.1%
Packaging & Containers	20,708	0.1%
Pharmaceuticals	1,102,883	5.1%
Pipelines	76,872	0.4%
Real Estate	6,940	NM
REIT	287,812	1.4%
Retail	918,178	4.1%
Savings & Loans	8,306	NM
Semiconductors	432,273	1.9%
Software	589,076	2.7%
Telecommunications	547,198	2.5%
Textiles	7,479	NM
Toys/Games/Hobbies	17,860	0.1%
Transportation	253,865	1.2%
Other**	7,120,269	32.4%
Total	$22,005,356	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (52.6%)
3D Systems Corp.* (Computers)	1,014	$59,978
Aaron’s, Inc. (Commercial Services)	780	23,587
Abercrombie & Fitch Co. - Class A (Retail)	780	30,030
ACI Worldwide, Inc.* (Software)	390	23,084
Acuity Brands, Inc. (Electrical Components & Equipment)	468	62,043
Acxiom Corp.* (Software)	780	26,828
ADTRAN, Inc. (Telecommunications)	624	15,232
Advance Auto Parts, Inc. (Retail)	780	98,669
Advanced Micro Devices, Inc.* (Semiconductors)	6,552	26,274
Advent Software, Inc. (Software)	468	13,740
Aecom Technology Corp.* (Engineering & Construction)	1,092	35,130
Affiliated Managers Group, Inc.* (Diversified Financial Services)	546	109,227
AGCO Corp. (Machinery - Diversified)	936	51,630
Alaska Air Group, Inc. (Airlines)	702	65,504
Albemarle Corp. (Chemicals)	858	56,988
Alexander & Baldwin, Inc. (Real Estate)	468	19,918
Alexandria Real Estate Equities, Inc. (REIT)	780	56,597
Align Technology, Inc.* (Healthcare - Products)	780	40,396
Alleghany Corp.* (Insurance)	156	63,551
Alliant Energy Corp. (Electric)	1,170	66,467
Alliant Techsystems, Inc. (Aerospace/Defense)	312	44,351
Allscripts Healthcare Solutions, Inc.* (Software)	1,716	30,939
Alpha Natural Resources, Inc.* (Coal)	2,340	9,945
AMC Networks, Inc.* - Class A (Media)	624	45,608
American Campus Communities, Inc. (REIT)	1,092	40,786
American Eagle Outfitters, Inc. (Retail)	1,794	21,959
American Financial Group, Inc. (Insurance)	780	45,014
ANN, Inc.* (Retail)	468	19,413
ANSYS, Inc.* (Software)	1,014	78,098
AOL, Inc.* (Internet)	858	37,555
Apollo Group, Inc.* - Class A (Commercial Services)	1,092	37,390
AptarGroup, Inc. (Miscellaneous Manufacturing)	702	46,402
Aqua America, Inc. (Water)	1,872	46,931
Arrow Electronics, Inc.* (Distribution/Wholesale)	1,092	64,821
Arthur J. Gallagher & Co. (Insurance)	1,404	66,802
Ascena Retail Group, Inc.* (Retail)	1,404	24,261
Ashland, Inc. (Chemicals)	780	77,595
Aspen Insurance Holdings, Ltd. (Insurance)	702	27,869
Associated Banc-Corp. (Banks)	1,716	30,991
Astoria Financial Corp. (Savings & Loans)	858	11,858
Atmel Corp.* (Semiconductors)	4,524	37,821
Atmos Energy Corp. (Gas)	1,092	51,466
Atwood Oceanics, Inc.* (Oil & Gas)	624	31,443
Avnet, Inc. (Electronics)	1,482	68,957
Bally Technologies, Inc.* (Entertainment)	390	25,845
BancorpSouth, Inc. (Banks)	858	21,416
Bank of Hawaii Corp. (Banks)	468	28,365
BE Aerospace, Inc.* (Aerospace/Defense)	1,014	88,005
Big Lots, Inc.* (Retail)	624	23,631
Bill Barrett Corp.* (Oil & Gas)	546	13,978
BioMed Realty Trust, Inc. (REIT)	2,028	41,554
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	234	29,980
Black Hills Corp. (Electric)	468	26,980
Bob Evans Farms, Inc. (Retail)	234	11,707
BRE Properties, Inc. - Class A (REIT)	858	53,865
Brinker International, Inc. (Retail)	702	36,820
Broadridge Financial Solutions, Inc. (Software)	1,248	46,351
Brown & Brown, Inc. (Insurance)	1,248	38,388
Brunswick Corp. (Leisure Time)	1,014	45,924
Cabela’s, Inc.* (Retail)	468	30,659
Cabot Corp. (Chemicals)	624	36,853
Cadence Design Systems, Inc.* (Computers)	3,042	47,273
Camden Property Trust (REIT)	936	63,030
CARBO Ceramics, Inc. (Oil & Gas Services)	234	32,290
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	702	55,697
Carpenter Technology Corp. (Iron/Steel)	546	36,058
Carter’s, Inc. (Apparel)	546	42,397
Cathay Bancorp, Inc. (Banks)	780	19,648
CBOE Holdings, Inc. (Diversified Financial Services)	936	52,978
Charles River Laboratories International, Inc.* (Biotechnology)	546	32,946
Chico’s FAS, Inc. (Retail)	1,716	27,507
Church & Dwight, Inc. (Household Products/Wares)	1,482	102,362
Ciena Corp.* (Telecommunications)	1,092	24,832
Cimarex Energy Co. (Oil & Gas)	936	111,487
Cinemark Holdings, Inc. (Entertainment)	1,092	31,679
City National Corp. (Banks)	468	36,841
Clarcor, Inc. (Miscellaneous Manufacturing)	546	31,313
Clean Harbors, Inc.* (Environmental Control)	624	34,189
Cleco Corp. (Electric)	624	31,562
Commerce Bancshares, Inc. (Banks)	858	39,828
Commercial Metals Co. (Iron/Steel)	1,248	23,562
Community Health Systems, Inc.* (Healthcare - Services)	1,170	45,829
CommVault Systems, Inc.* (Software)	468	30,397
Compass Minerals International, Inc. (Mining)	390	32,183
Compuware Corp. (Software)	2,340	24,570
Concur Technologies, Inc.* (Software)	468	46,365

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Convergys Corp. (Commercial Services)	1,092	$23,926
Conversant, Inc.* (Software)	702	19,761
Con-way, Inc. (Transportation)	624	25,634
Copart, Inc.* (Retail)	1,170	42,577
CoreLogic, Inc.* (Commercial Services)	936	28,117
Corporate Office Properties Trust (REIT)	936	24,935
Corrections Corp. of America (REIT)	1,248	39,087
Covance, Inc.* (Healthcare - Services)	624	64,834
Crane Co. (Miscellaneous Manufacturing)	546	38,848
Cree, Inc.* (Semiconductors)	1,326	74,998
CST Brands, Inc. (Retail)	780	24,367
Cubist Pharmaceuticals, Inc.* (Biotechnology)	780	57,057
Cullen/Frost Bankers, Inc. (Banks)	546	42,331
Cypress Semiconductor Corp. (Semiconductors)	1,482	15,220
Cytec Industries, Inc. (Chemicals)	390	38,068
Dean Foods Co. (Food)	1,014	15,676
Deckers Outdoor Corp.* (Apparel)	390	31,095
Deluxe Corp. (Commercial Services)	546	28,649
DeVry, Inc. (Commercial Services)	624	26,451
Dick’s Sporting Goods, Inc. (Retail)	1,092	59,634
Diebold, Inc. (Computers)	702	28,003
Domino’s Pizza, Inc. (Retail)	624	48,029
Domtar Corp. (Forest Products & Paper)	312	35,013
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,404	59,530
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	780	20,709
Dresser-Rand Group, Inc.* (Oil & Gas Services)	780	45,560
Dril-Quip, Inc.* (Oil & Gas Services)	468	52,463
DST Systems, Inc. (Computers)	312	29,574
Duke Realty Corp. (REIT)	3,510	59,249
Eagle Materials, Inc. (Building Materials)	546	48,408
East West Bancorp, Inc. (Banks)	1,560	56,940
Eaton Vance Corp. (Diversified Financial Services)	1,326	50,600
Endo International PLC* (Pharmaceuticals)	1,482	101,739
Energen Corp. (Oil & Gas)	780	63,032
Energizer Holdings, Inc. (Electrical Components & Equipment)	702	70,719
Equinix, Inc.* (Internet)	546	100,923
Equity One, Inc. (REIT)	702	15,683
Essex Property Trust, Inc. (REIT)	390	66,320
Esterline Technologies Corp.* (Aerospace/Defense)	312	33,240
Everest Re Group, Ltd. (Insurance)	468	71,628
Exelis, Inc. (Aerospace/Defense)	2,028	38,552
Extra Space Storage, Inc. (REIT)	1,170	56,757
FactSet Research Systems, Inc. (Media)	390	42,046
Fair Isaac Corp. (Software)	390	21,575
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,326	18,286
Federal Realty Investment Trust (REIT)	702	80,533
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,014	30,968
Fidelity National Title Group, Inc. - Class A (Insurance)	2,964	93,189
First American Financial Corp. (Insurance)	1,092	28,993
First Horizon National Corp. (Banks)	2,496	30,801
First Niagara Financial Group, Inc. (Savings & Loans)	3,744	35,381
FirstMerit Corp. (Banks)	1,794	37,369
Flowers Foods, Inc. (Food)	1,872	40,154
Foot Locker, Inc. (Retail)	1,560	73,289
Fortinet, Inc.* (Computers)	1,482	32,648
Fortune Brands Home & Security, Inc. (Building Materials)	1,794	75,492
FTI Consulting, Inc.* (Commercial Services)	468	15,603
Fulton Financial Corp. (Banks)	2,028	25,512
Gartner Group, Inc.* (Commercial Services)	1,014	70,412
GATX Corp. (Trucking & Leasing)	468	31,768
General Cable Corp. (Electrical Components & Equipment)	546	13,983
Genesee & Wyoming, Inc.* - Class A (Transportation)	546	53,137
Gentex Corp. (Electronics)	1,560	49,187
Global Payments, Inc. (Commercial Services)	780	55,466
Graco, Inc. (Machinery - Diversified)	624	46,638
Granite Construction, Inc. (Engineering & Construction)	390	15,573
Great Plains Energy, Inc. (Electric)	1,638	44,292
Greenhill & Co., Inc. (Diversified Financial Services)	312	16,218
Greif, Inc. - Class A (Packaging & Containers)	312	16,377
GUESS?, Inc. (Retail)	624	17,222
Gulfport Energy Corp.* (Oil & Gas)	936	66,624
Hancock Holding Co. (Banks)	858	31,446
Hanesbrands, Inc. (Apparel)	1,092	83,516
Hanover Insurance Group, Inc. (Insurance)	468	28,754
Harsco Corp. (Miscellaneous Manufacturing)	858	20,103
Hawaiian Electric Industries, Inc. (Electric)	1,092	27,759
HCC Insurance Holdings, Inc. (Insurance)	1,092	49,675
Health Net, Inc.* (Healthcare - Services)	858	29,181
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,014	23,302
Henry Schein, Inc.* (Healthcare - Products)	936	111,731
Herman Miller, Inc. (Office Furnishings)	624	20,049
Highwoods Properties, Inc. (REIT)	936	35,952
Hill-Rom Holdings, Inc. (Healthcare - Products)	624	24,049
Hillshire Brands Co. (Food)	1,326	49,407
HMS Holdings Corp.* (Commercial Services)	936	17,831
HNI Corp. (Office Furnishings)	468	17,110
HollyFrontier Corp. (Oil & Gas)	2,106	100,204
Hologic, Inc.* (Healthcare - Products)	2,886	62,049
Home Properties, Inc. (REIT)	624	37,515
Hospitality Properties Trust (REIT)	1,560	44,803
HSN, Inc. (Retail)	390	23,295
Hubbell, Inc. - Class B (Electrical Components & Equipment)	546	65,449
Huntington Ingalls Industries, Inc. (Shipbuilding)	546	55,834

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
IDACORP, Inc. (Electric)	546	$30,287
IDEX Corp. (Machinery - Diversified)	858	62,540
IDEXX Laboratories, Inc.* (Healthcare - Products)	546	66,284
Informatica Corp.* (Software)	1,170	44,203
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	1,638	48,419
Ingredion, Inc. (Food)	780	53,102
Integrated Device Technology, Inc.* (Semiconductors)	1,482	18,125
InterDigital, Inc. (Telecommunications)	468	15,495
International Bancshares Corp. (Banks)	624	15,650
International Rectifier Corp.* (Semiconductors)	780	21,372
International Speedway Corp. - Class A (Entertainment)	312	10,605
Intersil Corp. - Class A (Semiconductors)	1,326	17,132
Intrepid Potash, Inc.* (Chemicals)	624	9,647
Itron, Inc.* (Electronics)	390	13,861
ITT Corp. (Miscellaneous Manufacturing)	936	40,023
J.B. Hunt Transport Services, Inc. (Transportation)	936	67,317
J.C. Penney Co., Inc.* (Retail)	3,276	28,239
Jack Henry & Associates, Inc. (Computers)	936	52,191
Janus Capital Group, Inc. (Diversified Financial Services)	1,638	17,805
Jarden Corp.* (Household Products/Wares)	1,326	79,335
JDS Uniphase Corp.* (Telecommunications)	2,496	34,944
JetBlue Airways Corp.* (Airlines)	2,418	21,012
John Wiley & Sons, Inc. (Media)	468	26,975
Jones Lang LaSalle, Inc. (Real Estate)	468	55,458
Kate Spade & Co.* (Apparel)	1,326	49,181
KB Home (Home Builders)	858	14,577
KBR, Inc. (Engineering & Construction)	1,560	41,620
Kemper Corp. (Insurance)	546	21,387
Kennametal, Inc. (Hand/Machine Tools)	858	38,009
Kilroy Realty Corp. (REIT)	858	50,262
Kirby Corp.* (Transportation)	624	63,180
Knowles Corp.* (Electronics)	936	29,550
Lamar Advertising Co.* - Class A (Advertising)	702	35,795
Lancaster Colony Corp. (Food)	234	23,264
Landstar System, Inc. (Transportation)	468	27,715
Leidos Holdings, Inc. (Commercial Services)	780	27,589
Lennox International, Inc. (Building Materials)	468	42,546
Lexmark International, Inc. - Class A (Computers)	624	28,885
Liberty Property Trust (REIT)	1,560	57,658
Life Time Fitness, Inc.* (Leisure Time)	390	18,759
LifePoint Hospitals, Inc.* (Healthcare - Services)	468	25,529
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	858	61,785
LKQ Corp.* (Distribution/Wholesale)	3,198	84,267
Louisiana-Pacific Corp.* (Building Materials)	1,482	25,001
M.D.C. Holdings, Inc. (Home Builders)	390	11,029
Mack-Cali Realty Corp. (REIT)	936	19,459
Mallinckrodt PLC* (Pharmaceuticals)	624	39,568
Manpower, Inc. (Commercial Services)	858	67,636
ManTech International Corp. - Class A (Software)	234	6,882
Martin Marietta Materials (Building Materials)	468	60,069
Masimo Corp.* (Healthcare - Products)	546	14,911
Matthews International Corp. - Class A (Commercial Services)	312	12,733
MDU Resources Group, Inc. (Electric)	2,028	69,580
Mednax, Inc.* (Healthcare - Services)	1,092	67,682
Mentor Graphics Corp. (Computers)	1,014	22,328
Mercury General Corp. (Insurance)	390	17,581
Meredith Corp. (Media)	390	18,108
Mettler Toledo International, Inc.* (Electronics)	312	73,532
Micros Systems, Inc.* (Computers)	780	41,285
Mid-America Apartment Communities, Inc. (REIT)	780	53,251
Minerals Technologies, Inc. (Chemicals)	390	25,178
MSA Safety, Inc. (Machinery - Construction & Mining)	312	17,784
MSC Industrial Direct Co. - Class A (Retail)	468	40,491
MSCI, Inc.* - Class A (Software)	1,248	53,689
Murphy USA, Inc.* (Oil & Gas)	468	18,996
National Fuel Gas Co. (Gas)	858	60,094
National Instruments Corp. (Electronics)	1,014	29,092
National Retail Properties, Inc. (REIT)	1,326	45,508
NCR Corp.* (Computers)	1,794	65,572
NeuStar, Inc.* - Class A (Telecommunications)	624	20,286
New York Community Bancorp (Savings & Loans)	4,680	75,207
NewMarket Corp. (Chemicals)	156	60,962
Nordson Corp. (Machinery - Diversified)	624	43,986
NVR, Inc.* (Home Builders)	78	89,467
Oceaneering International, Inc. (Oil & Gas Services)	1,170	84,075
Office Depot, Inc.* (Retail)	5,148	21,261
OGE Energy Corp. (Electric)	2,106	77,416
Oil States International, Inc.* (Oil & Gas Services)	546	53,835
Old Dominion Freight Line, Inc.* (Transportation)	780	44,257
Old Republic International Corp. (Insurance)	2,574	42,214
Olin Corp. (Chemicals)	858	23,689
OMEGA Healthcare Investors, Inc. (REIT)	1,326	44,448
Omnicare, Inc. (Pharmaceuticals)	1,092	65,160
ONE Gas, Inc.* (Pipelines)	546	19,618
Oshkosh Truck Corp. (Auto Manufacturers)	858	50,510
Owens & Minor, Inc. (Distribution/Wholesale)	702	24,591
Packaging Corp. of America (Packaging & Containers)	1,014	71,355
Panera Bread Co.* - Class A (Retail)	312	55,059
Patterson-UTI Energy, Inc. (Oil & Gas)	1,560	49,421
Plantronics, Inc. (Telecommunications)	468	20,803
PNM Resources, Inc. (Electric)	858	23,192

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Polaris Industries, Inc. (Leisure Time)	702	$98,076
Polycom, Inc.* (Telecommunications)	1,482	20,333
Post Holdings, Inc.* (Food)	390	21,497
Potlatch Corp. (REIT)	468	18,107
Primerica, Inc. (Insurance)	624	29,396
Prosperity Bancshares, Inc. (Banks)	624	41,278
Protective Life Corp. (Insurance)	858	45,122
PTC, Inc.* (Software)	1,248	44,217
Questar Corp. (Gas)	1,872	44,516
R.R. Donnelley & Sons Co. (Commercial Services)	2,106	37,697
Rackspace Hosting, Inc.* (Internet)	1,248	40,959
Raymond James Financial Corp. (Diversified Financial Services)	1,326	74,163
Rayonier, Inc. (REIT)	1,326	60,877
Realty Income Corp. (REIT)	2,340	95,611
Regal-Beloit Corp. (Hand/Machine Tools)	468	34,028
Regency Centers Corp. (REIT)	1,014	51,775
Reinsurance Group of America, Inc. (Insurance)	780	62,111
Reliance Steel & Aluminum Co. (Iron/Steel)	858	60,626
RenaissanceRe Holdings (Insurance)	468	45,677
Rent-A-Center, Inc. (Commercial Services)	546	14,524
ResMed, Inc. (Healthcare - Products)	1,482	66,231
RF Micro Devices, Inc.* (Telecommunications)	3,042	23,971
Riverbed Technology, Inc.* (Computers)	1,716	33,822
Rock-Tenn Co. - Class A (Packaging & Containers)	780	82,345
Rollins, Inc. (Commercial Services)	702	21,228
Rosetta Resources, Inc.* (Oil & Gas)	624	29,066
Rovi Corp.* (Semiconductors)	1,014	23,099
Royal Gold, Inc. (Mining)	702	43,959
RPM, Inc. (Chemicals)	1,404	58,743
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	702	72,734
Science Applications International Corp. (Commercial Services)	468	17,499
Scientific Games Corp.* - Class A (Entertainment)	546	7,497
SEI Investments Co. (Commercial Services)	1,482	49,810
Semtech Corp.* (Semiconductors)	702	17,789
Senior Housing Properties Trust (REIT)	2,028	45,569
Sensient Technologies Corp. (Chemicals)	546	30,800
Service Corp. International (Commercial Services)	2,262	44,969
Signature Bank* (Banks)	468	58,776
Signet Jewelers, Ltd. (Retail)	858	90,828
Silgan Holdings, Inc. (Packaging & Containers)	468	23,175
Silicon Laboratories, Inc.* (Semiconductors)	390	20,378
Sirona Dental Systems, Inc.* (Healthcare - Products)	624	46,594
Skyworks Solutions, Inc.* (Semiconductors)	2,028	76,090
SL Green Realty Corp. (REIT)	1,014	102,028
SM Energy Co. (Oil & Gas)	702	50,046
Smith Corp. (Miscellaneous Manufacturing)	780	35,896
Solarwinds, Inc.* (Software)	702	29,926
Solera Holdings, Inc. (Software)	702	44,465
Sonoco Products Co. (Packaging & Containers)	1,092	44,794
Sotheby’s - Class A (Commercial Services)	702	30,572
SPX Corp. (Miscellaneous Manufacturing)	468	46,009
StanCorp Financial Group, Inc. (Insurance)	468	31,262
Steel Dynamics, Inc. (Iron/Steel)	2,340	41,629
STERIS Corp. (Healthcare - Products)	624	29,796
SunEdison, Inc.* (Semiconductors)	2,652	49,964
Superior Energy Services, Inc. (Oil & Gas Services)	1,716	52,784
SUPERVALU, Inc.* (Food)	2,106	14,405
SVB Financial Group* (Banks)	468	60,269
Synopsys, Inc.* (Computers)	1,638	62,916
Synovus Financial Corp. (Banks)	10,374	35,168
Taubman Centers, Inc. (REIT)	702	49,695
TCF Financial Corp. (Banks)	1,794	29,888
Tech Data Corp.* (Electronics)	390	23,774
Techne Corp. (Healthcare - Products)	390	33,294
Teleflex, Inc. (Healthcare - Products)	468	50,188
Telephone & Data Systems, Inc. (Telecommunications)	1,092	28,621
Tempur-Pedic International, Inc.* (Home Furnishings)	624	31,618
Teradyne, Inc.* (Semiconductors)	2,028	40,336
Terex Corp. (Machinery - Diversified)	1,170	51,831
The Brink’s Co. (Commercial Services)	546	15,588
The Cheesecake Factory, Inc. (Retail)	468	22,291
The Cooper Cos., Inc. (Healthcare - Products)	546	74,999
The Corporate Executive Board Co. (Commercial Services)	390	28,950
The Hain Celestial Group, Inc.* (Food)	546	49,944
The New York Times Co. - Class A (Media)	1,326	22,701
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	468	28,679
The Timken Co. (Metal Fabricate/Hardware)	858	50,433
The Valspar Corp. (Chemicals)	858	61,879
The Wendy’s Co. (Retail)	2,808	25,609
Thor Industries, Inc. (Home Builders)	468	28,576
Thoratec Corp.* (Healthcare - Products)	624	22,345
Tibco Software, Inc.* (Internet)	1,638	33,284
Tidewater, Inc. (Transportation)	546	26,547
Toll Brothers, Inc.* (Home Builders)	1,716	61,604
Tootsie Roll Industries, Inc. (Food)	234	7,007
Towers Watson & Co. - Class A (Commercial Services)	702	80,062
Trimble Navigation, Ltd.* (Electronics)	2,730	106,115
Trinity Industries, Inc. (Miscellaneous Manufacturing)	858	61,836
Triumph Group, Inc. (Aerospace/Defense)	546	35,261
Trustmark Corp. (Banks)	702	17,796
Tupperware Corp. (Household Products/Wares)	546	45,733
tw telecom, Inc.* (Telecommunications)	1,482	46,327

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
UDR, Inc. (REIT)	2,652	$68,501
UGI Corp. (Gas)	1,248	56,921
Under Armour, Inc.* - Class A (Apparel)	858	98,361
Unit Corp.* (Oil & Gas)	468	30,598
United Natural Foods, Inc.* (Food)	546	38,722
United Rentals, Inc.* (Commercial Services)	1,014	96,270
United Therapeutics Corp.* (Biotechnology)	468	44,006
Universal Corp. (Agriculture)	234	13,078
Universal Health Services, Inc. - Class B (Healthcare - Services)	936	76,818
URS Corp. (Engineering & Construction)	780	36,707
UTI Worldwide, Inc. (Transportation)	936	9,912
Valley National Bancorp (Banks)	2,106	21,923
Valmont Industries, Inc. (Metal Fabricate/Hardware)	312	46,438
VCA Antech, Inc.* (Pharmaceuticals)	936	30,167
Vectren Corp. (Gas)	858	33,797
VeriFone Systems, Inc.* (Software)	1,170	39,569
Vishay Intertechnology, Inc. (Electronics)	1,482	22,052
W.R. Berkley Corp. (Insurance)	1,092	45,449
Wabtec Corp. (Machinery - Diversified)	1,014	78,584
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	936	68,908
Washington Federal, Inc. (Savings & Loans)	1,092	25,444
Waste Connections, Inc. (Environmental Control)	1,326	58,158
Watsco, Inc. (Distribution/Wholesale)	312	31,172
Webster Financial Corp. (Banks)	936	29,072
Weingarten Realty Investors (REIT)	1,170	35,100
WellCare Health Plans, Inc.* (Healthcare - Services)	468	29,727
Werner Enterprises, Inc. (Transportation)	468	11,939
Westamerica Bancorp (Banks)	312	16,873
Westar Energy, Inc. (Electric)	1,404	49,365
WEX, Inc.* (Commercial Services)	390	37,070
WGL Holdings, Inc. (Gas)	546	21,873
Whitewave Foods Co.* (Food)	1,872	53,427
Williams-Sonoma, Inc. (Retail)	936	62,375
Woodward, Inc. (Electronics)	624	25,915
World Fuel Services Corp. (Retail)	780	34,398
Worthington Industries, Inc. (Metal Fabricate/Hardware)	546	20,885
WPX Energy, Inc.* (Oil & Gas)	2,184	39,378
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	546	37,898
TOTAL COMMON STOCKS (Cost $9,066,352)		16,798,560

	Principal Amount	Value
Repurchase Agreements(a)(b)(43.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $13,752,006	$13,752,000	$13,752,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,752,000)		13,752,000
TOTAL INVESTMENT SECURITIES (Cost $22,818,352) - 95.7%		30,550,560
Net other assets (liabilities) - 4.3%		1,360,914

NET ASSETS - 100.0%		$31,911,474

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $5,678,000.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $2,886,450)	21	$7,103

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	0.52%	4/28/14	$13,661,758	$266,889
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	0.27%	4/28/14	1,056,389	20,922
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	0.42%	4/28/14	15,238,388	270,282
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	0.42%	4/28/14	14,329,736	283,562
				$841,655

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Advertising	$35,795	0.1%
Aerospace/Defense	239,409	0.7%
Agriculture	13,078	NM
Airlines	86,516	0.3%
Apparel	304,550	1.0%
Auto Manufacturers	50,510	0.2%
Banks	728,181	2.3%
Biotechnology	163,989	0.5%
Building Materials	251,516	0.7%
Chemicals	480,402	1.6%
Coal	9,945	NM
Commercial Services	909,629	2.9%
Computers	504,475	1.6%
Distribution/Wholesale	253,270	0.9%
Diversified Financial Services	420,867	1.4%
Electric	446,900	1.5%
Electrical Components & Equipment	212,194	0.6%
Electronics	442,035	1.4%
Engineering & Construction	129,030	0.4%
Entertainment	96,335	0.3%
Environmental Control	92,347	0.3%
Food	366,605	1.1%
Forest Products & Paper	35,013	0.1%
Gas	268,667	0.8%
Hand/Machine Tools	133,822	0.4%
Healthcare - Products	642,867	2.0%
Healthcare - Services	339,600	1.1%
Home Builders	205,253	0.6%
Home Furnishings	31,618	0.1%
Household Products/Wares	256,109	0.8%
Insurance	854,062	2.7%
Internet	212,721	0.6%
Iron/Steel	161,875	0.5%
Leisure Time	162,759	0.5%
Machinery - Construction & Mining	17,784	0.1%
Machinery - Diversified	373,107	1.2%
Media	155,438	0.4%
Metal Fabricate/Hardware	117,756	0.4%
Mining	76,142	0.2%
Miscellaneous Manufacturing	435,657	1.3%
Office Furnishings	37,159	0.1%
Oil & Gas	604,273	1.8%
Oil & Gas Services	344,309	1.1%
Packaging & Containers	238,046	0.7%
Pharmaceuticals	309,368	0.9%
Pipelines	19,618	0.1%
Real Estate	75,376	0.3%
REIT	1,514,515	4.6%
Retail	993,620	3.2%
Savings & Loans	147,890	0.5%
Semiconductors	456,884	1.5%
Shipbuilding	55,834	0.2%
Software	624,659	2.0%
Telecommunications	250,844	0.8%
Transportation	329,638	1.0%
Trucking & Leasing	31,768	0.1%
Water	46,931	0.1%
Other**	15,112,914	47.4%
Total	$31,911,474	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (52.3%)
1-800-Flowers.com, Inc.* - Class A (Internet)	480	$2,702
1st United Bancorp, Inc. (Banks)	560	4,290
8x8, Inc.* (Telecommunications)	960	10,378
AAON, Inc. (Building Materials)	320	8,918
AAR Corp. (Aerospace/Defense)	480	12,456
Abaxis, Inc.* (Healthcare - Products)	240	9,331
ABIOMED, Inc.* (Healthcare - Products)	480	12,499
ABM Industries, Inc. (Commercial Services)	640	18,394
Abraxas Petroleum Corp.* (Oil & Gas)	1,600	6,336
Acacia Research Corp. (Commercial Services)	560	8,557
Acadia Healthcare Co., Inc.* (Healthcare - Services)	400	18,048
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	800	19,464
Acadia Realty Trust (REIT)	640	16,883
Accelrys, Inc.* (Software)	800	9,968
Acco Brands Corp.* (Household Products/Wares)	1,440	8,870
Accuray, Inc.* (Healthcare - Products)	1,040	9,984
Accuride Corp.* (Auto Parts & Equipment)	720	3,190
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	400	4,804
Aceto Corp. (Chemicals)	400	8,036
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	1,200	3,948
ACI Worldwide, Inc.* (Software)	480	28,411
Acorda Therapeutics, Inc.* (Biotechnology)	480	18,197
Actuant Corp. - Class A (Miscellaneous Manufacturing)	800	27,320
Actuate Corp.* (Software)	720	4,334
Acuity Brands, Inc. (Electrical Components & Equipment)	480	63,634
Acxiom Corp.* (Software)	880	30,268
ADTRAN, Inc. (Telecommunications)	720	17,575
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	480	11,760
Advent Software, Inc. (Software)	400	11,744
Advisory Board Co.* (Commercial Services)	400	25,700
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	320	14,758
Aegion Corp.* (Engineering & Construction)	480	12,149
Aeroflex Holding Corp.* (Semiconductors)	400	3,324
Aeropostale, Inc.* (Retail)	960	4,819
Aerovironment, Inc.* (Aerospace/Defense)	240	9,660
Affymetrix, Inc.* (Healthcare - Products)	1,120	7,986
AG Mortgage Investment Trust, Inc. (REIT)	400	7,004
AH Belo Corp. - Class A (Media)	400	4,632
Air Methods Corp.* (Healthcare - Services)	480	25,646
Air Transport Services Group, Inc.* (Transportation)	800	6,280
Aircastle, Ltd. (Diversified Financial Services)	800	15,504
AK Steel Holding Corp.* (Iron/Steel)	1,920	13,862
Akorn, Inc.* (Pharmaceuticals)	720	15,840
Albany International Corp. - Class A (Machinery - Diversified)	320	11,373
Albany Molecular Research, Inc.* (Commercial Services)	400	7,436
Alexander & Baldwin, Inc. (Real Estate)	480	20,429
Align Technology, Inc.* (Healthcare - Products)	800	41,431
ALLETE, Inc. (Electric)	480	25,162
Alliance One International, Inc.* (Agriculture)	1,360	3,971
Allied Nevada Gold Corp.* (Mining)	1,360	5,862
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	640	42,969
ALON USA Energy, Inc. (Oil & Gas)	320	4,781
Alpha Natural Resources, Inc.* (Coal)	2,640	11,220
Alphatec Holdings, Inc.* (Healthcare - Products)	1,360	2,040
Altisource Residential Corp. (REIT)	320	10,099
Altra Holdings, Inc. (Machinery - Diversified)	320	11,424
AMAG Pharmaceuticals, Inc.* (Biotechnology)	320	6,192
Ambac Financial Group, Inc.* (Insurance)	560	17,377
Ambarella, Inc.* (Semiconductors)	320	8,547
AMCOL International Corp. (Mining)	320	14,650
Amedisys, Inc.* (Healthcare - Services)	480	7,147
Ameresco, Inc.* (Electric)	400	3,024
American Apparel, Inc.* (Apparel)	1,360	681
American Assets Trust, Inc. (REIT)	400	13,496
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	800	14,816
American Capital Mortgage Investment Corp. (REIT)	720	13,514
American Equity Investment Life Holding Co. (Insurance)	800	18,896
American Realty Capital Properties, Inc. (REIT)	1,760	24,675
American Software, Inc. - Class A (Software)	400	4,068
American States Water Co. (Water)	480	15,500
American Superconductor Corp.* (Electrical Components & Equipment)	1,120	1,803
American Vanguard Corp. (Chemicals)	400	8,660
Ameris Bancorp* (Banks)	320	7,456
Amicus Therapeutics, Inc.* (Pharmaceuticals)	960	1,987
Amkor Technology, Inc.* (Semiconductors)	1,040	7,134
AMN Healthcare Services, Inc.* (Commercial Services)	640	8,794

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	560	$3,556
AmSurg Corp.* (Healthcare - Services)	400	18,832
AmTrust Financial Services, Inc. (Insurance)	320	12,035
Amyris, Inc.* (Energy - Alternate Sources)	800	2,984
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	560	11,206
ANADIGICS, Inc.* (Semiconductors)	1,520	2,584
Angie’s List, Inc.* (Internet)	480	5,846
AngioDynamics, Inc.* (Healthcare - Products)	400	6,300
Anixter International, Inc. (Telecommunications)	320	32,486
ANN, Inc.* (Retail)	560	23,228
Antares Pharma, Inc.* (Pharmaceuticals)	1,600	5,600
Anworth Mortgage Asset Corp. (REIT)	1,840	9,126
API Technologies Corp.* (Aerospace/Defense)	880	2,578
Apogee Enterprises, Inc. (Building Materials)	400	13,292
Apollo Commercial Real Estate Finance, Inc. (REIT)	480	7,982
Apollo Investment Corp. (Investment Companies)	2,640	21,938
Apollo Residential Mortgage, Inc. (REIT)	400	6,492
Applied Industrial Technologies, Inc. (Machinery - Diversified)	480	23,155
Applied Micro Circuits Corp.* (Semiconductors)	880	8,712
Approach Resources, Inc.* (Oil & Gas)	400	8,364
Arabian American Development Co.* (Oil & Gas)	400	4,340
ARC Document Solutions, Inc.* (Commercial Services)	800	5,952
Arch Coal, Inc. (Coal)	2,720	13,110
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,560	16,128
Argo Group International Holdings, Ltd. (Insurance)	320	14,688
Arkansas Best Corp. (Transportation)	320	11,824
Armada Hoffler Properties, Inc. (REIT)	320	3,213
ARMOUR Residential REIT, Inc. (REIT)	4,400	18,128
ArQule, Inc.* (Biotechnology)	1,280	2,624
Array BioPharma, Inc.* (Pharmaceuticals)	1,600	7,520
ARRIS Group, Inc.* (Telecommunications)	1,360	38,324
ArthroCare Corp.* (Healthcare - Products)	320	15,420
Aruba Networks, Inc.* (Telecommunications)	1,360	25,500
Asbury Automotive Group, Inc.* (Retail)	400	22,124
Ashford Hospitality Trust (REIT)	720	8,114
Aspen Technology, Inc.* (Software)	1,040	44,055
Associated Estates Realty Corp. (REIT)	640	10,842
Astec Industries, Inc. (Machinery - Construction & Mining)	240	10,538
Astoria Financial Corp. (Savings & Loans)	1,120	15,479
athenahealth, Inc.* (Software)	400	64,096
Atlantic Power Corp. (Electric)	1,680	4,872
Atlas Air Worldwide Holdings, Inc.* (Transportation)	320	11,286
ATMI, Inc.* (Semiconductors)	400	13,604
Atricure, Inc.* (Healthcare - Products)	400	7,524
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	640	17,395
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,920	7,046
Aveo Phamaceuticals, Inc.* (Commercial Services)	1,120	1,674
AVG Technologies N.V.* (Software)	320	6,707
Aviat Networks, Inc.* (Telecommunications)	1,200	1,908
Avista Corp. (Electric)	720	22,068
Axcelis Technologies, Inc.* (Semiconductors)	2,000	4,300
Axiall Corp. (Chemicals)	800	35,935
AZZ, Inc. (Miscellaneous Manufacturing)	320	14,298
B&G Foods, Inc. - Class A (Food)	640	19,270
Balchem Corp. (Chemicals)	320	16,678
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	400	10,564
Bancorp, Inc.* (Banks)	480	9,029
BancorpSouth, Inc. (Banks)	1,120	27,955
Bank Mutual Corp. (Savings & Loans)	720	4,565
Bank of the Ozarks, Inc. (Banks)	400	27,224
BankFinancial Corp. (Savings & Loans)	400	3,992
Bankrate, Inc.* (Internet)	640	10,842
Banner Corp. (Banks)	240	9,890
Barnes & Noble, Inc.* (Retail)	560	11,704
Barnes Group, Inc. (Miscellaneous Manufacturing)	640	24,621
Basic Energy Services, Inc.* (Oil & Gas Services)	480	13,157
Bazaarvoice, Inc.* (Internet)	640	4,672
BBCN Bancorp, Inc. (Banks)	960	16,454
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	560	21,650
Beazer Homes USA, Inc.* (Home Builders)	320	6,426
bebe Stores, Inc. (Retail)	640	3,917
Belden, Inc. (Electrical Components & Equipment)	480	33,408
Benchmark Electronics, Inc.* (Electronics)	640	14,496
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	480	6,331
Berkshire Hills Bancorp, Inc. (Savings & Loans)	320	8,282
Berry Plastics Group, Inc.* (Packaging & Containers)	640	14,816
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,600	10,464
Bill Barrett Corp.* (Oil & Gas)	560	14,336
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	720	6,077
BIOLASE, Inc.* (Healthcare - Products)	720	1,735
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	320	8,858
BioScrip, Inc.* (Pharmaceuticals)	720	5,026
Biotime, Inc.* (Biotechnology)	800	2,632
BJ’s Restaurants, Inc.* (Retail)	320	10,467
Black Diamond, Inc.* (Leisure Time)	400	4,892
Black Hills Corp. (Electric)	480	27,672
Blackbaud, Inc. (Software)	560	17,528
BlackRock Kelso Capital Corp. (Investment Companies)	960	8,803

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bloomin Brands, Inc.* (Retail)	640	$15,424
Blount International, Inc.* (Miscellaneous Manufacturing)	640	7,616
Blucora, Inc.* (Internet)	560	11,026
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	1,040	1,352
Bob Evans Farms, Inc. (Retail)	320	16,010
Boingo Wireless, Inc.* (Internet)	400	2,712
Bonanza Creek Energy, Inc.* (Oil & Gas)	320	14,208
Boston Private Financial Holdings, Inc. (Banks)	960	12,989
Bottomline Technologies, Inc.* (Software)	480	16,872
Boulder Brands, Inc.* (Food)	800	14,096
Boyd Gaming Corp.* (Lodging)	720	9,504
BPZ Resources, Inc.* (Oil & Gas)	2,080	6,614
Brady Corp. - Class A (Electronics)	560	15,204
Bravo Brio Restaurant Group, Inc.* (Retail)	320	4,515
Briggs & Stratton Corp. (Machinery - Diversified)	560	12,460
Brightcove, Inc.* (Internet)	480	4,718
Bristow Group, Inc. (Transportation)	400	30,208
BroadSoft, Inc.* (Internet)	320	8,554
Brookline Bancorp, Inc. (Savings & Loans)	960	9,043
Brooks Automation, Inc. (Semiconductors)	880	9,618
Brown Shoe Co., Inc. (Retail)	560	14,862
Brunswick Corp. (Leisure Time)	1,040	47,102
Buffalo Wild Wings, Inc.* (Retail)	240	35,737
Builders FirstSource, Inc.* (Building Materials)	720	6,559
C&J Energy Services, Inc.* (Oil & Gas Services)	560	16,330
Cabot Microelectronics Corp.* (Semiconductors)	320	14,080
CACI International, Inc.* - Class A (Computers)	240	17,712
Caesars Entertainment Corp.* (Lodging)	480	9,125
Cal Dive International, Inc.* (Oil & Gas Services)	1,760	2,992
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	320	4,138
Calamp Corp.* (Telecommunications)	480	13,378
Calgon Carbon Corp.* (Environmental Control)	640	13,971
California Water Service Group (Water)	560	13,406
Calix, Inc.* (Telecommunications)	560	4,721
Callaway Golf Co. (Leisure Time)	960	9,811
Callidus Software, Inc.* (Software)	640	8,013
Callon Petroleum Co.* (Oil & Gas)	880	7,366
Cambrex Corp.* (Biotechnology)	400	7,548
Campus Crest Communities, Inc. (REIT)	800	6,944
Cantel Medical Corp. (Healthcare - Products)	320	10,790
Capital Bank Financial Corp.* - Class A (Banks)	320	8,035
Capital Senior Living Corp.* (Healthcare - Services)	400	10,396
Capitol Federal Financial, Inc. (Savings & Loans)	1,760	22,088
Capstead Mortgage Corp. (REIT)	1,120	14,179
Capstone Turbine Corp.* (Electrical Components & Equipment)	4,560	9,713
CARBO Ceramics, Inc. (Oil & Gas Services)	240	33,117
Cardinal Financial Corp. (Banks)	400	7,132
Cardiovascular System, Inc.* (Healthcare - Products)	320	10,173
Cardtronics, Inc.* (Commercial Services)	560	21,756
Career Education Corp.* (Commercial Services)	1,120	8,355
Carrizo Oil & Gas, Inc.* (Oil & Gas)	480	25,661
Carrols Restaurant Group, Inc.* (Retail)	480	3,442
Casella Waste System, Inc.* - Class A (Environmental Control)	800	4,088
Casey’s General Stores, Inc. (Retail)	400	27,036
Cash America International, Inc. (Diversified Financial Services)	320	12,390
Cathay Bancorp, Inc. (Banks)	960	24,182
Cavium, Inc.* (Semiconductors)	560	24,489
Cbeyond, Inc.* (Telecommunications)	480	3,480
CBIZ, Inc.* (Commercial Services)	640	5,862
Cedar Realty Trust, Inc. (REIT)	1,040	6,354
Celadon Group, Inc. (Transportation)	320	7,693
Cell Therapeutics, Inc.* (Biotechnology)	2,560	8,704
Celldex Therapeutics, Inc.* (Biotechnology)	960	16,964
Centene Corp.* (Healthcare - Services)	640	39,840
Centerstate Banks, Inc. (Banks)	480	5,242
Central European Media Enterprises, Ltd.* - Class A (Media)	1,280	3,763
Central Garden & Pet Co.* - Class A (Household Products/Wares)	640	5,293
Central Pacific Financial Corp. (Banks)	320	6,464
Century Aluminum Co.* (Mining)	720	9,511
Cenveo, Inc.* (Commercial Services)	1,280	3,891
Cepheid, Inc.* (Healthcare - Products)	800	41,263
Cerus Corp.* (Healthcare - Products)	1,120	5,376
CEVA, Inc.* (Semiconductors)	320	5,619
Chambers Street Properties (REIT)	2,880	22,378
Chart Industries, Inc.* (Machinery - Diversified)	320	25,456
Charter Financial Corp. (Savings & Loans)	400	4,324
Checkpoint Systems, Inc.* (Electronics)	560	7,515
Chelsea Therapeutics International, Ltd.* (Biotechnology)	1,360	7,507
Chemed Corp. (Commercial Services)	240	21,468
Chemical Financial Corp. (Banks)	320	10,384
Chemocentryx, Inc.* (Pharmaceuticals)	400	2,652
Chemtura Corp.* (Chemicals)	1,120	28,325
Chesapeake Lodging Trust (REIT)	560	14,409
Chiquita Brands International, Inc.* (Food)	640	7,968
Christopher & Banks Corp.* (Retail)	640	4,230
CIBER, Inc.* (Computers)	1,200	5,496
Ciena Corp.* (Telecommunications)	1,200	27,288
Cincinnati Bell, Inc.* (Telecommunications)	2,720	9,411
Cirrus Logic, Inc.* (Semiconductors)	800	15,896
Citizens, Inc.* (Insurance)	720	5,328
Clarcor, Inc. (Miscellaneous Manufacturing)	560	32,115
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	880	7,867
Clearwater Paper Corp.* (Forest Products & Paper)	240	15,041

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cleco Corp. (Electric)	720	$36,417
Cloud Peak Energy, Inc.* (Coal)	720	15,221
CNO Financial Group, Inc. (Insurance)	2,480	44,888
CoBiz Financial, Inc. (Banks)	560	6,451
Coeur d’Alene Mines Corp.* (Mining)	1,200	11,148
Cogent Communications Group, Inc. (Internet)	560	19,897
Cognex Corp.* (Machinery - Diversified)	960	32,506
Cohen & Steers, Inc. (Diversified Financial Services)	240	9,564
Coherent, Inc.* (Electronics)	320	20,912
Cohu, Inc. (Semiconductors)	400	4,296
Colony Financial, Inc. (REIT)	800	17,560
Columbia Banking System, Inc. (Banks)	640	18,253
Columbus McKinnon Corp.* (Machinery - Diversified)	240	6,430
Comfort Systems USA, Inc. (Building Materials)	480	7,315
Commercial Metals Co. (Iron/Steel)	1,360	25,677
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	480	4,378
Community Bank System, Inc. (Banks)	480	18,730
CommVault Systems, Inc.* (Software)	560	36,372
comScore, Inc.* (Internet)	480	15,739
Comstock Resources, Inc. (Oil & Gas)	640	14,624
Comverse, Inc.* (Telecommunications)	320	11,066
CONMED Corp. (Healthcare - Products)	320	13,904
Conn’s, Inc.* (Retail)	240	9,324
Consolidated Communications Holdings, Inc. (Telecommunications)	480	9,605
Constant Contact, Inc.* (Internet)	400	9,784
Convergys Corp. (Commercial Services)	1,200	26,292
Conversant, Inc.* (Software)	880	24,772
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	720	17,496
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,360	5,930
CoreSite Realty Corp. (REIT)	240	7,440
Corinthian Colleges, Inc.* (Commercial Services)	1,520	2,098
Cornerstone OnDemand, Inc.* (Software)	480	22,978
Coronado Biosciences, Inc.* (Biotechnology)	400	792
CoStar Group, Inc.* (Commercial Services)	320	59,758
Cousins Properties, Inc. (REIT)	1,280	14,682
Cowen Group, Inc.* - Class A (Diversified Financial Services)	1,520	6,703
Cracker Barrel Old Country Store, Inc. (Retail)	240	23,338
Crawford & Co. (Insurance)	560	6,110
Cray, Inc.* (Computers)	480	17,914
Crocs, Inc.* (Apparel)	1,040	16,224
Cross Country Healthcare, Inc.* (Commercial Services)	560	4,519
Crown Media Holdings, Inc.* (Media)	960	3,686
CryoLife, Inc. (Healthcare - Products)	560	5,578
CSG Systems International, Inc. (Software)	400	10,416
CTS Corp. (Electronics)	480	10,022
CubeSmart (REIT)	1,520	26,084
Cubic Corp. (Aerospace/Defense)	240	12,257
Cumulus Media, Inc.* - Class A (Media)	1,280	8,846
Curis, Inc.* (Biotechnology)	1,360	3,835
Curtiss-Wright Corp. (Aerospace/Defense)	560	35,582
Customers Bancorp, Inc.* (Banks)	320	6,678
CVB Financial Corp. (Banks)	1,120	17,809
Cyberonics, Inc.* (Healthcare - Products)	320	20,880
Cynosure, Inc.* - Class A (Healthcare - Products)	240	7,032
Cypress Semiconductor Corp. (Semiconductors)	1,760	18,075
CyrusOne, Inc. (Internet)	320	6,666
CYS Investments, Inc. (REIT)	2,080	17,181
Cytokinetics, Inc.* (Biotechnology)	400	3,800
Cytori Therapeutics, Inc.* (Pharmaceuticals)	1,360	3,672
Daktronics, Inc. (Home Furnishings)	560	8,058
Dana Holding Corp. (Auto Parts & Equipment)	1,680	39,093
Darling International, Inc.* (Environmental Control)	1,360	27,227
DCT Industrial Trust, Inc. (REIT)	3,360	26,477
DealerTrack Holdings, Inc.* (Internet)	480	23,611
Delek US Holdings, Inc. (Oil & Gas)	480	13,939
Deluxe Corp. (Commercial Services)	560	29,383
Demand Media, Inc.* (Media)	640	3,104
Dendreon Corp.* (Biotechnology)	2,080	6,219
Denny’s Corp.* (Retail)	1,280	8,230
DepoMed, Inc.* (Pharmaceuticals)	880	12,760
Destination XL Group, Inc.* (Retail)	720	4,061
Dexcom, Inc.* (Healthcare - Products)	800	33,088
DFC Global Corp.* (Diversified Financial Services)	560	4,945
Diamond Foods, Inc.* (Food)	320	11,178
DiamondRock Hospitality Co. (REIT)	2,240	26,320
Dice Holdings, Inc.* (Internet)	560	4,178
Digi International, Inc.* (Software)	400	4,060
Digital River, Inc.* (Software)	480	8,366
DigitalGlobe, Inc.* (Telecommunications)	880	25,528
Dime Community Bancshares, Inc. (Savings & Loans)	400	6,792
Diodes, Inc.* (Semiconductors)	480	12,538
Doral Financial Corp.* (Diversified Financial Services)	80	694
Dorman Products, Inc.* (Auto Parts & Equipment)	320	18,899
Douglas Dynamics, Inc. (Auto Parts & Equipment)	320	5,574
Drew Industries, Inc. (Building Materials)	320	17,344
DSP Group, Inc.* (Semiconductors)	400	3,456
DuPont Fabros Technology, Inc. (REIT)	720	17,330
Dyax Corp.* (Pharmaceuticals)	1,600	14,368
Dycom Industries, Inc.* (Engineering & Construction)	400	12,644
Dynavax Technologies Corp.* (Biotechnology)	3,360	6,048
Dynegy, Inc.* (Electric)	1,120	27,933
Dynex Capital, Inc. (REIT)	720	6,444
E.W. Scripps Co.* - Class A (Media)	400	7,088
Eagle Bancorp, Inc. (Banks)	320	11,552
EarthLink Holdings Corp. (Telecommunications)	1,360	4,910

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EastGroup Properties, Inc. (REIT)	320	$20,131
Ebix, Inc. (Software)	480	8,194
Education Management Corp.* (Commercial Services)	480	2,338
Education Realty Trust, Inc. (REIT)	1,360	13,423
eHealth, Inc.* (Insurance)	240	12,192
El Paso Electric Co. (Electric)	480	17,150
Electro Rent Corp. (Commercial Services)	320	5,629
Electro Scientific Industries, Inc. (Electronics)	400	3,940
Electronics for Imaging, Inc.* (Computers)	560	24,254
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	320	9,443
Ellie Mae, Inc.* (Diversified Financial Services)	320	9,229
EMCOR Group, Inc. (Engineering & Construction)	800	37,432
Emerald Oil, Inc.* (Oil & Gas)	640	4,301
Emergent Biosolutions, Inc.* (Biotechnology)	400	10,108
Emeritus Corp.* (Healthcare - Services)	480	15,091
Empire District Electric Co. (Electric)	560	13,619
Employers Holdings, Inc. (Insurance)	400	8,092
Emulex Corp.* (Semiconductors)	1,200	8,868
Encore Capital Group, Inc.* (Diversified Financial Services)	320	14,624
Encore Wire Corp. (Electrical Components & Equipment)	240	11,642
Endeavour International Corp.* (Oil & Gas)	960	3,120
Endocyte, Inc.* (Pharmaceuticals)	400	9,524
Endologix, Inc.* (Healthcare - Products)	800	10,296
Energy Recovery, Inc.* (Environmental Control)	800	4,256
Energy XXI (Bermuda), Ltd. (Oil & Gas)	960	22,627
EnerNOC, Inc.* (Electric)	400	8,912
EnerSys (Electrical Components & Equipment)	560	38,802
Ennis, Inc. (Commercial Services)	400	6,628
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	240	17,441
Entegris, Inc.* (Semiconductors)	1,680	20,345
Entercom Communications Corp.* - Class A (Media)	400	4,028
Entravision Communications Corp. - Class A (Media)	800	5,360
Entropic Communications, Inc.* (Semiconductors)	1,280	5,235
Envestnet, Inc.* (Software)	320	12,858
Enzon Pharmaceuticals, Inc. (Biotechnology)	1,280	1,318
EPAM Systems, Inc.* (Software)	320	10,528
EPIQ Systems, Inc. (Software)	480	6,542
EPL Oil & Gas, Inc.* (Oil & Gas)	400	15,440
EPR Properties (REIT)	560	29,899
Equal Energy, Ltd. (Oil & Gas)	720	3,298
Equity One, Inc. (REIT)	720	16,085
Era Group, Inc.* (Transportation)	240	7,034
ESCO Technologies, Inc. (Electronics)	320	11,261
Esterline Technologies Corp.* (Aerospace/Defense)	320	34,093
Ethan Allen Interiors, Inc. (Home Furnishings)	320	8,144
Euronet Worldwide, Inc.* (Commercial Services)	560	23,290
EverBank Financial Corp. (Savings & Loans)	960	18,941
Evercore Partners, Inc. - Class A (Diversified Financial Services)	400	22,100
EVERTEC, Inc. (Commercial Services)	400	9,880
Exact Sciences Corp.* (Biotechnology)	800	11,336
ExamWorks Group, Inc.* (Commercial Services)	400	14,004
Exar Corp.* (Semiconductors)	560	6,692
Excel Trust, Inc. (REIT)	640	8,115
EXCO Resources, Inc. (Oil & Gas)	1,680	9,408
Exelixis, Inc.* (Biotechnology)	2,320	8,213
ExlService Holdings, Inc.* (Commercial Services)	400	12,364
Express, Inc.* (Retail)	960	15,245
Exterran Holdings, Inc. (Oil & Gas Services)	640	28,083
Extreme Networks, Inc.* (Telecommunications)	1,440	8,352
EZCORP, Inc.* - Class A (Retail)	640	6,906
F.N.B. Corp. (Banks)	1,680	22,512
Fabrinet* (Miscellaneous Manufacturing)	400	8,308
Fair Isaac Corp. (Software)	400	22,128
Fairpoint Communications, Inc.* (Telecommunications)	400	5,440
Federal Signal Corp.* (Miscellaneous Manufacturing)	800	11,920
FEI Co. (Electronics)	400	41,209
FelCor Lodging Trust, Inc. (REIT)	1,600	14,464
Female Health Co. (Healthcare - Products)	400	3,104
Ferro Corp.* (Chemicals)	960	13,114
Fiesta Restaurant Group, Inc.* (Retail)	240	10,942
Fifth Street Finance Corp. (Investment Companies)	1,440	13,622
Financial Engines, Inc. (Diversified Financial Services)	560	28,437
Finisar Corp.* (Telecommunications)	1,120	29,690
First American Financial Corp. (Insurance)	1,200	31,860
First Bancorp* (Banks)	960	5,222
First Bancorp (Banks)	320	6,080
First Busey Corp. (Banks)	1,120	6,496
First Cash Financial Services, Inc.* (Retail)	320	16,147
First Commonwealth Financial Corp. (Banks)	1,280	11,571
First Financial Bancorp (Banks)	720	12,946
First Financial Bankshares, Inc. (Banks)	400	24,716
First Industrial Realty Trust, Inc. (REIT)	1,280	24,730
First Merchants Corp. (Banks)	400	8,656
First Midwest Bancorp, Inc. (Banks)	880	15,030
First Potomac Realty Trust (REIT)	720	9,302
First Security Group, Inc.* (Banks)	1,360	2,829
FirstMerit Corp. (Banks)	1,840	38,327
Five Below, Inc.* (Retail)	400	16,992
Five Star Quality Care, Inc.* (Healthcare - Services)	720	3,499
Flagstar BanCorp, Inc.* (Savings & Loans)	320	7,110

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Flotek Industries, Inc.* (Oil & Gas Services)	640	$17,824
Fluidigm Corp.* (Electronics)	320	14,102
Flushing Financial Corp. (Savings & Loans)	400	8,428
Forest Oil Corp.* (Oil & Gas)	1,680	3,209
Forestar Group, Inc.* (Real Estate)	480	8,544
FormFactor, Inc.* (Semiconductors)	800	5,112
Forum Energy Technologies, Inc.* (Oil & Gas Services)	480	14,870
Forward Air Corp. (Transportation)	400	18,444
Francesca’s Holdings Corp.* (Retail)	560	10,158
Franklin Electric Co., Inc. (Hand/Machine Tools)	560	23,811
Franklin Street Properties Corp. (REIT)	1,120	14,112
Fred’s, Inc. - Class A (Retail)	480	8,645
Fresh Del Monte Produce, Inc. (Food)	480	13,234
Frontline, Ltd.* (Transportation)	1,360	5,345
FTI Consulting, Inc.* (Commercial Services)	480	16,003
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	2,800	6,944
Fuller (H.B.) Co. (Chemicals)	560	27,037
Furmanite Corp.* (Metal Fabricate/Hardware)	640	6,285
Fusion-IO, Inc.* (Computers)	960	10,099
FutureFuel Corp. (Energy - Alternate Sources)	320	6,496
FX Energy, Inc.* (Oil & Gas)	1,040	3,474
FXCM, Inc. (Diversified Financial Services)	480	7,090
G & K Services, Inc. - Class A (Textiles)	240	14,681
Galena Biopharma, Inc.* (Biotechnology)	1,600	4,000
GasLog, Ltd. (Transportation)	400	9,316
Gastar Exploration, Inc.* (Oil & Gas)	1,200	6,564
GenCorp, Inc.* (Aerospace/Defense)	720	13,154
Generac Holdings, Inc. (Electrical Components & Equipment)	560	33,022
General Cable Corp. (Electrical Components & Equipment)	560	14,342
General Communication, Inc.* - Class A (Telecommunications)	560	6,390
General Moly, Inc.* (Mining)	1,440	1,426
Genesco, Inc.* (Retail)	320	23,862
GenMark Diagnostics, Inc.* (Healthcare - Products)	480	4,771
Gentherm, Inc.* (Auto Parts & Equipment)	480	16,666
Gentiva Health Services, Inc.* (Healthcare - Services)	480	4,378
Geron Corp.* (Biotechnology)	2,400	4,992
Getty Realty Corp. (REIT)	320	6,045
GFI Group, Inc. (Diversified Financial Services)	1,120	3,976
Gibraltar Industries, Inc.* (Building Materials)	400	7,548
Glacier Bancorp, Inc. (Banks)	880	25,582
Gladstone Capital Corp. (Investment Companies)	400	4,032
Gladstone Investment Corp. (Private Equity)	480	3,970
Glatfelter (Forest Products & Paper)	560	15,243
Glimcher Realty Trust (REIT)	1,680	16,850
Global Cash Access Holdings, Inc.* (Commercial Services)	960	6,586
Global Eagle Entertainment, Inc.* (Internet)	400	6,312
Global Sources, Ltd.* (Internet)	400	3,584
Globe Specialty Metals, Inc. (Mining)	800	16,656
Globus Med, Inc.* - Class A (Healthcare - Products)	640	17,017
Glu Mobile, Inc.* (Software)	1,280	6,067
Gold Resource Corp. (Mining)	560	2,677
Golub Capital BDC, Inc. (Investment Companies)	480	8,563
Goodrich Petroleum Corp.* (Oil & Gas)	400	6,328
Government Properties Income Trust (REIT)	640	16,128
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,440	15,725
Gramercy Property Trust, Inc. (REIT)	960	4,954
Grand Canyon Education, Inc.* (Commercial Services)	560	26,152
Granite Construction, Inc. (Engineering & Construction)	480	19,166
Graphic Packaging Holding Co.* (Packaging & Containers)	2,480	25,197
Gray Television, Inc.* (Media)	720	7,466
Great Lakes Dredge & Dock Co.* (Commercial Services)	800	7,304
Greatbatch, Inc.* (Healthcare - Products)	320	14,694
Green Dot Corp.* - Class A (Commercial Services)	320	6,250
Green Plains Renewable Energy (Energy - Alternate Sources)	400	11,984
Greenhill & Co., Inc. (Diversified Financial Services)	320	16,634
Greenlight Capital Re, Ltd.* - Class A (Insurance)	400	13,120
Griffon Corp. (Building Materials)	640	7,642
Group 1 Automotive, Inc. (Retail)	240	15,758
GSI Group, Inc.* (Electronics)	480	6,269
GSI Technology, Inc.* (Semiconductors)	480	3,317
GSV Capital Corp.* (Private Equity)	400	4,056
GT Advanced Technologies, Inc.* (Semiconductors)	1,680	28,644
GTx, Inc.* (Biotechnology)	480	734
Guidewire Software, Inc.* (Software)	480	23,544
GulfMark Offshore, Inc. - Class A (Transportation)	320	14,381
H&E Equipment Services, Inc.* (Commercial Services)	400	16,180
Hackett Group, Inc. (Commercial Services)	560	3,349
Haemonetics Corp.* (Healthcare - Products)	560	18,250
Halcon Resources Corp.* (Oil & Gas)	2,480	10,738
Halozyme Therapeutics, Inc.* (Biotechnology)	1,200	15,240
Hampton Roads Bankshares, Inc.* (Banks)	1,440	2,290
Hancock Holding Co. (Banks)	960	35,184
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	400	13,472
Hanmi Financial Corp. (Banks)	400	9,320

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Harbinger Group, Inc.* (Holding Companies - Diversified)	560	$6,849
Harmonic, Inc.* (Telecommunications)	1,440	10,282
Harte-Hanks, Inc. (Advertising)	640	5,658
Harvard Bioscience, Inc.* (Biotechnology)	560	2,654
Haverty Furniture Cos., Inc. (Retail)	240	7,128
Hawaiian Holdings, Inc.* (Airlines)	800	11,168
Headwaters, Inc.* (Building Materials)	960	12,682
Healthcare Realty Trust, Inc. (REIT)	1,040	25,116
Healthcare Services Group, Inc. (Commercial Services)	800	23,248
HealthSouth Corp. (Healthcare - Services)	960	34,493
HealthStream, Inc.* (Internet)	240	6,408
Healthways, Inc.* (Healthcare - Services)	480	8,227
Heartland Express, Inc. (Transportation)	640	14,522
Heartland Payment Systems, Inc. (Commercial Services)	400	16,580
Hecla Mining Co. (Mining)	4,160	12,771
HEICO Corp. (Aerospace/Defense)	800	48,128
Helen of Troy, Ltd.* (Household Products/Wares)	400	27,692
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,200	27,576
Hercules Offshore, Inc.* (Oil & Gas)	1,920	8,813
Hercules Technology Growth Capital, Inc. (Private Equity)	800	11,256
Heritage Commerce Corp. (Banks)	400	3,224
Heritage Oaks Bancorp* (Banks)	480	3,878
Herman Miller, Inc. (Office Furnishings)	720	23,133
Hersha Hospitality Trust (REIT)	2,480	14,458
HFF, Inc. - Class A (Real Estate)	400	13,444
Hibbett Sports, Inc.* (Retail)	320	16,922
Higher One Holdings, Inc.* (Diversified Financial Services)	480	3,470
Highwoods Properties, Inc. (REIT)	960	36,875
Hillenbrand, Inc. (Miscellaneous Manufacturing)	640	20,691
Hilltop Holdings, Inc.* (Insurance)	800	19,032
Hittite Microwave Corp. (Semiconductors)	400	25,216
HMS Holdings Corp.* (Commercial Services)	1,040	19,812
HNI Corp. (Office Furnishings)	560	20,474
Home Bancshares, Inc. (Banks)	560	19,275
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	640	13,824
HomeTrust Bancshares, Inc.* (Savings & Loans)	320	5,050
Horace Mann Educators Corp. (Insurance)	480	13,920
Horizon Pharma, Inc.* (Holding Companies - Diversified)	1,120	16,934
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	400	16,724
Horsehead Holding Corp.* (Mining)	560	9,419
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	1,440	6,811
HSN, Inc. (Retail)	400	23,892
Hub Group, Inc.* - Class A (Transportation)	480	19,194
Hudson Pacific Properties, Inc. (REIT)	560	12,919
Huron Consulting Group, Inc.* (Commercial Services)	320	20,282
Hutchinson Technology, Inc.* (Computers)	560	1,585
IBERIABANK Corp. (Banks)	320	22,448
ICF International, Inc.* (Commercial Services)	240	9,554
ICG Group, Inc.* (Internet)	560	11,435
Iconix Brand Group, Inc.* (Apparel)	640	25,133
IDACORP, Inc. (Electric)	560	31,063
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	1,520	9,166
iGATE Corp.* (Computers)	480	15,139
II-VI, Inc.* (Electronics)	640	9,875
Imation Corp.* (Computers)	720	4,154
Immersion Corp.* (Computers)	400	4,220
ImmunoGen, Inc.* (Biotechnology)	1,040	15,527
Immunomedics, Inc.* (Biotechnology)	1,040	4,378
Impax Laboratories, Inc.* (Pharmaceuticals)	800	21,136
Imperva, Inc.* (Software)	240	13,368
Incontact, Inc.* (Software)	800	7,680
Independent Bank Corp. (Banks)	320	12,598
Infinera Corp.* (Telecommunications)	1,360	12,349
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	640	7,610
Infoblox, Inc.* (Software)	560	11,234
Inland Real Estate Corp. (REIT)	1,040	10,972
InnerWorkings, Inc.* (Software)	640	4,902
Innophos Holdings, Inc. (Chemicals)	240	13,608
Innospec, Inc. (Chemicals)	320	14,474
Inphi Corp.* (Semiconductors)	400	6,436
Insight Enterprises, Inc.* (Computers)	560	14,062
Insmed, Inc.* (Biotechnology)	400	7,616
Insperity, Inc. (Commercial Services)	320	9,914
Insulet Corp.* (Healthcare - Products)	640	30,349
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	240	11,038
Integrated Device Technology, Inc.* (Semiconductors)	1,600	19,568
Integrated Silicon Solution, Inc.* (Semiconductors)	400	6,220
Inteliquent, Inc. (Telecommunications)	640	9,299
InterDigital, Inc. (Telecommunications)	480	15,893
Interface, Inc. (Office Furnishings)	720	14,796
InterMune, Inc.* (Biotechnology)	1,040	34,809
Internap Network Services Corp.* (Internet)	720	5,098
International Bancshares Corp. (Banks)	640	16,051
International Rectifier Corp.* (Semiconductors)	800	21,920
International Speedway Corp. - Class A (Entertainment)	320	10,877
Intersil Corp. - Class A (Semiconductors)	1,600	20,672
Interval Leisure Group, Inc. (Leisure Time)	480	12,547
Intralinks Holdings, Inc.* (Internet)	640	6,547
Intrepid Potash, Inc.* (Chemicals)	640	9,894
Invacare Corp. (Healthcare - Products)	480	9,154
InvenSense, Inc.* (Electronics)	720	17,042
Invesco Mortgage Capital, Inc. (REIT)	1,520	25,035
Investment Technology Group, Inc.* (Diversified Financial Services)	480	9,696
Investors Bancorp, Inc. (Savings & Loans)	560	15,478
Investors Real Estate Trust (REIT)	1,280	11,494

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ION Geophysical Corp.* (Oil & Gas Services)	1,680	$7,073
Iridium Communications, Inc.* (Telecommunications)	880	6,609
iRobot Corp.* (Home Furnishings)	320	13,136
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	13,798
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,280	55,309
Isle of Capri Casinos, Inc.* (Entertainment)	400	3,068
iStar Financial, Inc.* (REIT)	1,040	15,350
Itron, Inc.* (Electronics)	480	17,059
ITT Educational Services, Inc.* (Commercial Services)	320	9,178
Ixia* (Telecommunications)	720	9,000
IXYS Corp. (Semiconductors)	400	4,540
j2 Global, Inc. (Computers)	560	28,028
Jack in the Box, Inc.* (Retail)	480	28,291
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	320	2,310
Janus Capital Group, Inc. (Diversified Financial Services)	1,760	19,131
JetBlue Airways Corp.* (Airlines)	2,720	23,637
Jive Software, Inc.* (Software)	480	3,845
John Bean Technologies Corp. (Miscellaneous Manufacturing)	400	12,360
Jos. A. Bank Clothiers, Inc.* (Retail)	320	20,576
Journal Communications, Inc.* - Class A (Media)	640	5,670
K12, Inc.* (Commercial Services)	320	7,248
Kaiser Aluminum Corp. (Mining)	240	17,141
Kaman Corp. - Class A (Aerospace/Defense)	320	13,018
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	960	27,687
Kate Spade & Co.* (Apparel)	1,360	50,443
KB Home (Home Builders)	960	16,310
KCAP Financial, Inc. (Investment Companies)	400	3,464
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	720	8,590
Kelly Services, Inc. - Class A (Commercial Services)	400	9,492
KEMET Corp.* (Electronics)	800	4,648
Kennedy-Wilson Holdings, Inc. (Real Estate)	640	14,406
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,040	17,722
Key Energy Services, Inc.* (Oil & Gas Services)	1,920	17,741
Kforce, Inc. (Commercial Services)	400	8,528
Kimball International, Inc. - Class B (Home Furnishings)	480	8,693
Kindred Healthcare, Inc. (Healthcare - Services)	720	16,862
Kior, Inc.* - Class A (Energy - Alternate Sources)	720	413
Kite Realty Group Trust (REIT)	1,200	7,200
Knight Transportation, Inc. (Transportation)	720	16,654
Knightsbridge Tankers, Ltd. (Transportation)	480	6,504
Knoll, Inc. (Office Furnishings)	640	11,642
Kodiak Oil & Gas Corp.* (Oil & Gas)	3,040	36,905
Kopin Corp.* (Semiconductors)	1,120	4,234
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	240	9,895
Korn/Ferry International* (Commercial Services)	640	19,053
Kraton Performance Polymers, Inc.* (Chemicals)	400	10,456
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	720	5,429
Krispy Kreme Doughnuts, Inc.* (Retail)	800	14,184
L&L Energy, Inc.*+^ (Coal)	800	—
Laclede Group, Inc. (Gas)	400	18,860
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	2,000	6,040
Lakeland Bancorp, Inc. (Banks)	480	5,400
Lancaster Colony Corp. (Food)	240	23,861
Landec Corp.* (Chemicals)	400	4,464
LaSalle Hotel Properties (REIT)	1,120	35,067
Lattice Semiconductor Corp.* (Semiconductors)	1,520	11,917
Layne Christensen Co.* (Engineering & Construction)	320	5,821
La-Z-Boy, Inc. (Home Furnishings)	640	17,344
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	800	6,000
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	3,120	5,398
Lexington Realty Trust (REIT)	1,920	20,947
Libbey, Inc.* (Housewares)	320	8,320
Life Time Fitness, Inc.* (Leisure Time)	480	23,088
LifeLock, Inc.* (Commercial Services)	800	13,688
Lifevantage Corp.* (Pharmaceuticals)	1,840	2,410
Limelight Networks, Inc.* (Internet)	1,200	2,616
Lincoln Educational Services Corp. (Commercial Services)	560	2,111
Lionbridge Technologies, Inc.* (Internet)	1,120	7,515
Liquidity Services, Inc.* (Internet)	320	8,336
Lithia Motors, Inc. - Class A (Retail)	240	15,950
Littelfuse, Inc. (Electrical Components & Equipment)	240	22,474
Live Nation, Inc.* (Commercial Services)	1,600	34,800
LivePerson, Inc.* (Computers)	720	8,690
LogMeIn, Inc.* (Telecommunications)	320	14,365
Louisiana-Pacific Corp.* (Building Materials)	1,600	26,991
LSB Industries, Inc.* (Miscellaneous Manufacturing)	240	8,981
LSI Industries, Inc. (Building Materials)	400	3,276
LTC Properties, Inc. (REIT)	400	15,052
LTX-Credence Corp.* (Semiconductors)	720	6,415
Luby’s, Inc.* (Retail)	400	2,464
Lumber Liquidators Holdings, Inc.* (Retail)	320	30,016
Luminex Corp.* (Healthcare - Products)	480	8,693
M.D.C. Holdings, Inc. (Home Builders)	480	13,574
M/I Schottenstein Homes, Inc.* (Home Builders)	320	7,174
Macatawa Bank Corp. (Banks)	560	2,822
Magellan Health Services, Inc.* (Healthcare - Services)	320	18,992
magicJack VocalTec, Ltd.* (Internet)	320	6,794

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Magnum Hunter Resources Corp.* (Oil & Gas)	2,240	$19,040
Maiden Holdings, Ltd. (Insurance)	640	7,987
Main Street Capital Corp. (Investment Companies)	400	13,144
Mainsource Financial Group, Inc. (Banks)	320	5,472
Manhattan Associates, Inc.* (Computers)	960	33,629
MannKind Corp.* (Pharmaceuticals)	1,840	7,397
ManTech International Corp. - Class A (Software)	320	9,411
Marchex, Inc. - Class B (Advertising)	480	5,045
Marcus Corp. (Lodging)	320	5,344
MarineMax, Inc.* (Retail)	400	6,076
MarketAxess Holdings, Inc. (Diversified Financial Services)	400	23,688
Marriott Vacations Worldwide Corp.* (Entertainment)	320	17,891
Marten Transport, Ltd. (Transportation)	320	6,886
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	960	4,349
Masimo Corp.* (Healthcare - Products)	560	15,294
MasTec, Inc.* (Engineering & Construction)	720	31,277
Matador Resources Co.* (Oil & Gas)	640	15,674
Materion Corp. (Mining)	240	8,143
Matrix Service Co.* (Oil & Gas Services)	400	13,512
Matson, Inc. (Transportation)	560	13,826
Matthews International Corp. - Class A (Commercial Services)	320	13,059
MAXIMUS, Inc. (Commercial Services)	800	35,888
Maxlinear, Inc.* - Class A (Semiconductors)	480	4,550
Maxwell Technologies, Inc.* (Computers)	560	7,235
MB Financial, Inc. (Banks)	640	19,814
MCG Capital Corp. (Investment Companies)	1,040	3,942
McGrath Rentcorp (Commercial Services)	320	11,187
MDC Partners, Inc. - Class A (Advertising)	480	10,954
Meadowbrook Insurance Group, Inc. (Insurance)	720	4,198
Medallion Financial Corp. (Investment Companies)	320	4,227
MedAssets, Inc.* (Software)	720	17,791
Media General, Inc.* - Class A (Media)	320	5,878
Medical Properties Trust, Inc. (REIT)	1,760	22,510
Medidata Solutions, Inc.* (Software)	640	34,778
Medley Capital Corp. (Diversified Financial Services)	400	5,444
Mentor Graphics Corp. (Computers)	1,120	24,662
Mercury Computer Systems, Inc.* (Computers)	480	6,341
Meredith Corp. (Media)	400	18,572
Merge Healthcare, Inc.* (Healthcare - Products)	1,120	2,733
Meridian Bioscience, Inc. (Healthcare - Products)	480	10,459
Merit Medical Systems, Inc.* (Healthcare - Products)	560	8,008
Meritage Homes Corp.* (Home Builders)	400	16,752
Meritor, Inc.* (Auto Parts & Equipment)	1,280	15,680
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,200	6,048
Methode Electronics, Inc. (Electronics)	480	14,717
MGE Energy, Inc. (Electric)	320	12,554
MGIC Investment Corp.* (Insurance)	3,760	32,034
Micrel, Inc. (Semiconductors)	640	7,091
Microsemi Corp.* (Semiconductors)	1,040	26,031
Midstates Pete Co., Inc.* (Oil & Gas)	640	3,430
Midway Gold Corp.* (Mining)	2,800	2,940
Millennial Media, Inc.* (Advertising)	560	3,875
Miller Energy Resources, Inc.* (Oil & Gas)	720	4,234
MiMedx Group, Inc.* (Healthcare - Products)	1,120	6,866
Minerals Technologies, Inc. (Chemicals)	400	25,824
Mitek System, Inc.* (Computers)	480	1,858
MKS Instruments, Inc. (Semiconductors)	640	19,130
Mobile Mini, Inc. (Storage/Warehousing)	480	20,813
Modine Manufacturing Co.* (Auto Parts & Equipment)	640	9,376
ModusLink Global Solutions, Inc.* (Internet)	880	3,722
Molina Healthcare, Inc.* (Healthcare - Services)	320	12,019
Molycorp, Inc.* (Mining)	1,600	7,504
Momenta Pharmaceuticals, Inc.* (Biotechnology)	640	7,456
MoneyGram International, Inc.* (Commercial Services)	320	5,648
Monmouth Real Estate Investment Corp. - Class A (REIT)	640	6,106
Monolithic Power Systems, Inc.* (Semiconductors)	480	18,610
Monotype Imaging Holdings, Inc. (Software)	480	14,467
Monro Muffler Brake, Inc. (Commercial Services)	400	22,752
Monster Worldwide, Inc.* (Commercial Services)	1,600	11,968
Montpelier Re Holdings, Ltd. (Insurance)	560	16,666
Moog, Inc.* - Class A (Aerospace/Defense)	480	31,445
Morgans Hotel Group Co.* (Lodging)	480	3,859
MoSys, Inc.* (Semiconductors)	880	3,995
Move, Inc.* (Internet)	561	6,482
MSA Safety, Inc. (Machinery - Construction & Mining)	320	18,240
Mueller Industries, Inc. (Metal Fabricate/Hardware)	640	19,194
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,920	18,240
Multimedia Games Holding Co., Inc.* (Entertainment)	400	11,616
MVC Capital, Inc. (Investment Companies)	400	5,420
Myers Industries, Inc. (Miscellaneous Manufacturing)	400	7,968
MYR Group, Inc.* (Engineering & Construction)	320	8,102
Nanometrics, Inc.* (Semiconductors)	320	5,750
Nanosphere, Inc.* (Biotechnology)	880	1,892
National Bank Holdings Corp. (Holding Companies - Diversified)	640	12,845
National CineMedia, Inc. (Entertainment)	720	10,800
National Health Investors, Inc. (REIT)	320	19,347
National Penn Bancshares, Inc. (Banks)	1,440	15,048

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Natus Medical, Inc.* (Healthcare - Products)	400	$10,320
Nautilus, Inc.* (Leisure Time)	480	4,622
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	1,840	3,404
Navigant Consulting Co.* (Commercial Services)	640	11,942
NBT Bancorp, Inc. (Banks)	560	13,698
NCI Building Systems, Inc.* (Building Materials)	320	5,587
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,360	16,483
Nelnet, Inc. - Class A (Diversified Financial Services)	320	13,088
Neogen Corp.* (Pharmaceuticals)	480	21,576
NeoGenomics, Inc.* (Biotechnology)	720	2,498
Neonode, Inc.* (Telecommunications)	480	2,731
NeoPhotonics Corp.* (Telecommunications)	400	3,172
NETGEAR, Inc.* (Telecommunications)	480	16,190
NetScout Systems, Inc.* (Computers)	480	18,038
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	800	12,880
New Jersey Resources Corp. (Gas)	480	23,904
New Mountain Finance Corp. (Investment Companies)	480	6,984
New Residential Investment Corp. (REIT)	2,960	19,151
New York & Co., Inc.* (Retail)	560	2,458
New York Mortgage Trust, Inc. (REIT)	880	6,846
NewBridge Bancorp* (Banks)	480	3,427
Newpark Resources, Inc.* (Oil & Gas Services)	1,040	11,908
Newport Corp.* (Electronics)	560	11,581
NewStar Financial, Inc.* (Diversified Financial Services)	400	5,544
Nexstar Broadcasting Group, Inc. - Class A (Media)	320	12,006
NGP Capital Resources Co. (Investment Companies)	480	3,245
NIC, Inc. (Internet)	800	15,448
NII Holdings, Inc.* - Class B (Telecommunications)	2,080	2,475
Noranda Aluminum Holding Corp. (Mining)	800	3,288
Nordic American Tankers, Ltd. (Transportation)	880	8,659
Northern Oil & Gas, Inc.* (Oil & Gas)	800	11,696
Northfield BanCorp, Inc. (Savings & Loans)	720	9,259
NorthStar Realty Finance Corp. (REIT)	2,320	37,446
Northwest Bancshares, Inc. (Savings & Loans)	1,120	16,352
Northwest Natural Gas Co. (Gas)	320	14,083
NorthWestern Corp. (Electric)	480	22,766
Novavax, Inc.* (Biotechnology)	2,160	9,785
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,200	35,916
Nutrisystem, Inc. (Food)	400	6,028
NuVasive, Inc.* (Healthcare - Products)	560	21,510
Nuverra Environmental Solutions, Inc.* (Environmental Control)	160	3,246
NxStage Medical, Inc.* (Healthcare - Products)	720	9,173
Odyssey Marine Exploration, Inc.* (Commercial Services)	1,360	3,114
Office Depot, Inc.* (Retail)	6,000	24,780
OFG Bancorp (Banks)	560	9,626
Old National Bancorp (Banks)	1,200	17,892
Olin Corp. (Chemicals)	960	26,506
OM Group, Inc. (Chemicals)	400	13,288
Omega Protein Corp.* (Pharmaceuticals)	400	4,828
Omeros Corp.* (Biotechnology)	640	7,725
Omnicell, Inc.* (Software)	480	13,738
OmniVision Technologies, Inc.* (Semiconductors)	640	11,328
Omnova Solutions, Inc.* (Chemicals)	720	7,474
On Assignment, Inc.* (Commercial Services)	560	21,610
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	320	4,947
OpenTable, Inc.* (Internet)	240	18,463
Opko Health, Inc.* (Pharmaceuticals)	1,760	16,403
Oplink Communications, Inc.* (Telecommunications)	320	5,747
OraSure Technologies, Inc.* (Healthcare - Products)	960	7,651
Orbcomm, Inc.* (Telecommunications)	720	4,932
Orbital Sciences Corp.* (Aerospace/Defense)	720	20,088
Orbitz Worldwide, Inc.* (Internet)	400	3,136
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,280	8,320
Orient-Express Hotels, Ltd.* - Class A (Lodging)	1,120	16,139
Orion Marine Group, Inc.* (Engineering & Construction)	400	5,028
Oritani Financial Corp. (Savings & Loans)	560	8,854
Orthofix International N.V.* (Healthcare - Products)	240	7,236
OSI Systems, Inc.* (Electronics)	240	14,366
Otter Tail Corp. (Electric)	480	14,779
Outerwall, Inc.* (Diversified Financial Services)	320	23,200
Owens & Minor, Inc. (Distribution/Wholesale)	720	25,222
Pacer International, Inc.* (Transportation)	640	5,734
Pacific Boisciences of California, Inc.* (Biotechnology)	1,040	5,564
Pacific Sunwear of California, Inc.* (Retail)	960	2,851
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	320	22,396
PacWest Bancorp (Banks)	480	20,645
Paramount Gold & Silver Corp.* (Mining)	2,880	3,542
PAREXEL International Corp.* (Commercial Services)	640	34,617
Park Electrochemical Corp. (Electronics)	320	9,558
Park Sterling Corp. (Banks)	720	4,788
Parker Drilling Co.* (Oil & Gas)	1,600	11,344
Parkervision, Inc.* (Telecommunications)	1,280	6,144
Parkway Properties, Inc. (REIT)	800	14,600
PDC Energy, Inc.* (Oil & Gas)	320	19,923
PDF Solutions, Inc.* (Software)	320	5,814
PDL BioPharma, Inc. (Biotechnology)	1,680	13,961
Pebblebrook Hotel Trust (REIT)	720	24,314
Pendrell Corp.* (Commercial Services)	2,320	4,246

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Penn Virginia Corp.* (Oil & Gas)	880	$15,391
PennantPark Investment Corp. (Investment Companies)	880	9,724
Pennsylvania REIT (REIT)	800	14,440
PennyMac Mortgage Investment Trust (REIT)	720	17,208
Penske Automotive Group, Inc. (Retail)	480	20,525
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,720	5,168
Peregrine Semiconductor Corp.* (Semiconductors)	400	2,420
Perficient, Inc.* (Internet)	480	8,698
Performant FINL Corp.* (Commercial Services)	320	2,896
Pericom Semiconductor Corp.* (Semiconductors)	480	3,758
PetMed Express, Inc. (Retail)	320	4,291
PetroQuest Energy, Inc.* (Oil & Gas)	960	5,472
PGT, Inc.* (Building Materials)	560	6,446
PharMerica Corp.* (Pharmaceuticals)	400	11,192
PHH Corp.* (Commercial Services)	720	18,605
Photronics, Inc.* (Semiconductors)	880	7,506
PICO Holdings, Inc.* (Water)	320	8,317
Piedmont Natural Gas Co., Inc. (Gas)	880	31,143
Pier 1 Imports, Inc. (Retail)	1,120	21,146
Pike Electric Corp.* (Electric)	400	4,304
Pilgrim’s Pride Corp.* (Food)	800	16,736
Pinnacle Entertainment, Inc.* (Entertainment)	720	17,064
Pinnacle Financial Partners, Inc. (Banks)	400	14,996
Pioneer Energy Services Corp.* (Oil & Gas Services)	880	11,396
Planet Payment, Inc.* (Software)	960	2,630
Plantronics, Inc. (Telecommunications)	480	21,336
Platinum Underwriters Holdings, Ltd. (Insurance)	400	24,040
Plexus Corp.* (Electronics)	400	16,028
PLX Technology, Inc.* (Semiconductors)	800	4,840
PMC-Sierra, Inc.* (Semiconductors)	2,400	18,264
PMFG, Inc.* (Miscellaneous Manufacturing)	480	2,866
PNM Resources, Inc. (Electric)	960	25,949
PolyOne Corp. (Chemicals)	1,120	41,059
Polypore International, Inc.* (Miscellaneous Manufacturing)	560	19,158
Pool Corp. (Distribution/Wholesale)	560	34,339
Popeyes Louisiana Kitchen, Inc.* (Retail)	320	13,005
Portland General Electric Co. (Electric)	880	28,459
Post Holdings, Inc.* (Food)	400	22,048
Potlatch Corp. (REIT)	480	18,571
Power Integrations, Inc. (Semiconductors)	320	21,050
PowerSecure International, Inc.* (Electrical Components & Equipment)	320	7,501
Pozen, Inc. (Pharmaceuticals)	560	4,480
Premiere Global Services, Inc.* (Telecommunications)	640	7,718
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	640	17,440
PRGX Global, Inc.* (Commercial Services)	560	3,881
PriceSmart, Inc. (Retail)	240	24,223
Primerica, Inc. (Insurance)	640	30,150
Primoris Services Corp. (Pipelines)	480	14,390
PrivateBancorp, Inc. (Banks)	800	24,408
Procera Networks, Inc.* (Telecommunications)	320	3,325
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	880	3,599
Progress Software Corp.* (Software)	640	13,952
Proofpoint, Inc.* (Software)	320	11,866
PROS Holdings, Inc.* (Software)	320	10,083
Prospect Capital Corp. (Investment Companies)	2,800	30,241
Prosperity Bancshares, Inc. (Banks)	720	47,629
Provident Financial Services, Inc. (Savings & Loans)	720	13,226
PTC, Inc.* (Software)	1,360	48,184
Puma Biotechnology, Inc.* (Biotechnology)	240	24,995
QLIK Technologies, Inc.* (Software)	960	25,526
QLogic Corp.* (Semiconductors)	1,120	14,280
Quad Graphics, Inc. (Commercial Services)	320	7,504
Quality Distribution, Inc.* (Transportation)	400	5,196
Quality Systems, Inc. (Software)	480	8,102
Quanex Building Products Corp. (Building Materials)	480	9,926
Quantum Corp.* (Computers)	3,360	4,099
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	560	36,361
Quicksilver Resources, Inc.* (Oil & Gas)	2,240	5,891
Quidel Corp.* (Healthcare - Products)	400	10,920
Quiksilver, Inc.* (Apparel)	1,680	12,617
QuinStreet, Inc.* (Internet)	480	3,187
Radian Group, Inc. (Insurance)	2,000	30,060
RadioShack Corp.* (Retail)	1,520	3,222
RadiSys Corp.* (Computers)	560	2,010
RAIT Financial Trust (REIT)	960	8,150
Rambus, Inc.* (Semiconductors)	1,360	14,620
Ramco-Gershenson Properties Trust (REIT)	720	11,736
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	720	7,200
Raven Industries, Inc. (Miscellaneous Manufacturing)	480	15,720
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	240	15,288
RealD, Inc.* (Computers)	560	6,255
RealNetworks, Inc.* (Internet)	400	3,032
RealPage, Inc.* (Software)	560	10,170
Redwood Trust, Inc. (REIT)	960	19,469
Regis Corp. (Retail)	640	8,768
Renasant Corp. (Banks)	320	9,296
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	320	3,834
Rent-A-Center, Inc. (Commercial Services)	640	17,024
Rentech, Inc.* (Chemicals)	3,120	5,928
Repligen Corp.* (Biotechnology)	560	7,202
Repros Therapeutics, Inc.* (Pharmaceuticals)	320	5,677
Republic Airways Holdings, Inc.* (Airlines)	640	5,850
Resolute Energy Corp.* (Oil & Gas)	960	6,912

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Resolute Forest Products, Inc.* (Forest Products & Paper)	880	$17,679
Resource Capital Corp. (REIT)	1,600	8,912
Resources Connection, Inc. (Commercial Services)	560	7,890
Retail Opportunity Investments Corp. (REIT)	800	11,952
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	720	2,268
Rex Energy Corp.* (Oil & Gas)	560	10,478
Rexnord Corp.* (Metal Fabricate/Hardware)	400	11,592
RF Micro Devices, Inc.* (Telecommunications)	3,360	26,477
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,360	5,277
Rite Aid Corp.* (Retail)	8,400	52,669
RLI Corp. (Insurance)	480	21,235
RLJ Lodging Trust (REIT)	1,440	38,507
Rockville Financial, Inc. (Savings & Loans)	400	5,436
Rockwell Medical, Inc.* (Healthcare - Products)	800	10,128
Rofin-Sinar Technologies, Inc.* (Electronics)	400	9,584
Rosetta Resources, Inc.* (Oil & Gas)	720	33,537
Roundy’s, Inc. (Retail)	480	3,302
Rouse Properties, Inc. (REIT)	320	5,517
RPX Corp.* (Commercial Services)	400	6,512
RTI Biologics, Inc.* (Biotechnology)	960	3,917
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	400	11,112
Ruby Tuesday, Inc.* (Retail)	800	4,488
Ruckus Wireless, Inc.* (Telecommunications)	560	6,810
Rudolph Technologies, Inc.* (Semiconductors)	480	5,477
Rush Enterprises, Inc.* - Class A (Retail)	400	12,992
Ruth’s Hospitality Group, Inc. (Retail)	480	5,803
Ryman Hospitality Properties, Inc. (REIT)	480	20,410
S&T Bancorp, Inc. (Banks)	400	9,480
Sabra Health Care REIT, Inc. (REIT)	480	13,387
Safeguard Scientifics, Inc.* (Internet)	320	7,098
Saia, Inc.* (Transportation)	320	12,227
Sanchez Energy Corp.* (Oil & Gas)	400	11,852
Sanderson Farms, Inc. (Food)	240	18,838
Sandy Spring Bancorp, Inc. (Banks)	320	7,994
Sangamo Biosciences, Inc.* (Biotechnology)	800	14,464
Sanmina Corp.* (Electronics)	960	16,752
Sapient Corp.* (Internet)	1,280	21,837
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	400	9,612
ScanSource, Inc.* (Distribution/Wholesale)	320	13,046
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	320	9,232
Scholastic Corp. (Media)	320	11,034
Schulman (A.), Inc. (Chemicals)	400	14,504
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	400	17,036
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	880	4,004
Scientific Games Corp.* - Class A (Entertainment)	640	8,787
Sciquest, Inc.* (Software)	320	8,645
Scorpio Tankers, Inc. (Transportation)	1,920	19,142
SeaChange International, Inc.* (Software)	480	5,011
Seacoast Banking Corp. of Florida* (Banks)	240	2,640
SEACOR Holdings, Inc.* (Oil & Gas Services)	240	20,741
Select Comfort Corp.* (Home Furnishings)	640	11,571
Select Medical Holdings Corp. (Healthcare - Services)	720	8,964
Selective Insurance Group, Inc. (Insurance)	640	14,925
SemGroup Corp. - Class A (Pipelines)	480	31,527
Semtech Corp.* (Semiconductors)	800	20,272
Sensient Technologies Corp. (Chemicals)	560	31,590
Sequenom, Inc.* (Biotechnology)	1,600	3,920
ServiceSource International, Inc.* (Commercial Services)	800	6,752
Shenandoah Telecommunications Co. (Telecommunications)	320	10,333
Ship Finance International, Ltd. (Transportation)	640	11,501
ShoreTel, Inc.* (Telecommunications)	1,040	8,944
Shutterfly, Inc.* (Internet)	400	17,072
SIGA Technologies, Inc.* (Pharmaceuticals)	880	2,728
Sigma Designs, Inc.* (Semiconductors)	640	3,046
Silicon Graphics International Corp.* (Computers)	480	5,894
Silicon Image, Inc.* (Semiconductors)	1,120	7,728
Simpson Manufacturing Co., Inc. (Building Materials)	480	16,958
Sinclair Broadcast Group, Inc. - Class A (Media)	800	21,672
Skechers U.S.A., Inc.* - Class A (Apparel)	480	17,539
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	400	2,108
SkyWest, Inc. (Airlines)	640	8,166
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	800	11,696
Snyders-Lance, Inc. (Food)	560	15,786
Solar Capital, Ltd. (Investment Companies)	560	12,196
Solazyme, Inc.* (Energy - Alternate Sources)	640	7,430
Sonic Automotive, Inc. - Class A (Retail)	480	10,790
Sonic Corp.* (Retail)	720	16,409
Sonus Networks, Inc.* (Telecommunications)	2,800	9,436
Sotheby’s - Class A (Commercial Services)	800	34,840
South Jersey Industries, Inc. (Gas)	400	22,436
Southwest Bancorp, Inc. (Banks)	320	5,651
Southwest Gas Corp. (Gas)	560	29,932
Sovran Self Storage, Inc. (REIT)	400	29,380
Spansion, Inc.* - Class A (Computers)	640	11,149
Spartan Motors, Inc. (Auto Parts & Equipment)	640	3,290
Spartan Stores, Inc. (Food)	320	7,427

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spectranetics Corp.* (Healthcare - Products)	480	$14,549
Spectrum Brands Holdings, Inc. (Household Products/Wares)	240	19,128
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	880	6,899
Speed Commerce, Inc.* (Distribution/Wholesale)	960	3,494
Spirit Airlines, Inc.* (Airlines)	720	42,768
SS&C Technologies Holdings, Inc.* (Software)	640	25,613
Staar Surgical Co.* (Healthcare - Products)	560	10,528
STAG Industrial, Inc. (REIT)	560	13,496
Stage Stores, Inc. (Retail)	400	9,780
Standard Motor Products, Inc. (Auto Parts & Equipment)	240	8,585
Standard Pacific Corp.* (Home Builders)	1,760	14,626
Star Scientific, Inc.* (Pharmaceuticals)	2,960	2,323
State Bank Finacial Corp. (Banks)	480	8,491
Steelcase, Inc. - Class A (Office Furnishings)	1,040	17,274
Stein Mart, Inc. (Retail)	400	5,604
Stepan Co. (Chemicals)	240	15,494
STERIS Corp. (Healthcare - Products)	640	30,560
Sterling Bancorp (Savings & Loans)	640	8,102
Sterling Financial Corp. (Banks)	400	13,332
Steven Madden, Ltd.* (Apparel)	720	25,906
Stewart Information Services Corp. (Insurance)	320	11,242
Stifel Financial Corp.* (Diversified Financial Services)	720	35,827
Stillwater Mining Co.* (Mining)	1,440	21,327
Stone Energy Corp.* (Oil & Gas)	640	26,861
Stoneridge, Inc.* (Electronics)	400	4,492
Strategic Hotels & Resorts, Inc.* (REIT)	2,160	22,010
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	240	14,352
Summit Hotel Properties, Inc. (REIT)	880	8,166
Sun Bancorp, Inc.* (Banks)	880	2,957
Sun Communities, Inc. (REIT)	400	18,036
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	240	10,394
SunCoke Energy, Inc.* (Coal)	880	20,099
SunEdison, Inc.* (Semiconductors)	2,720	51,246
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	640	4,230
SunPower Corp.* (Electrical Components & Equipment)	480	15,485
Sunstone Hotel Investors, Inc. (REIT)	1,920	26,362
Super Micro Computer, Inc.* (Computers)	480	8,338
Superior Industries International, Inc. (Auto Parts & Equipment)	320	6,557
SUPERVALU, Inc.* (Food)	2,400	16,416
Support.com, Inc.* (Internet)	880	2,244
Susquehanna Bancshares, Inc. (Banks)	2,160	24,602
Swift Energy Co.* (Oil & Gas)	560	6,026
Swift Transportation Co.* (Transportation)	960	23,761
Swisher Hygiene, Inc.* (Commercial Services)	2,960	1,332
SWS Group, Inc.* (Diversified Financial Services)	560	4,189
Sykes Enterprises, Inc.* (Computers)	480	9,537
Symetra Financial Corp. (Insurance)	960	19,027
Symmetry Medical, Inc.* (Healthcare - Products)	560	5,634
Synaptics, Inc.* (Computers)	400	24,008
Synchronoss Technologies, Inc.* (Software)	400	13,716
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	1,200	6,372
Synergy Resources Corp.* (Oil & Gas)	640	6,880
SYNNEX Corp.* (Software)	320	19,395
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	720	3,103
Take-Two Interactive Software, Inc.* (Software)	960	21,053
TAL International Group, Inc. (Trucking & Leasing)	400	17,148
Tangoe, Inc.* (Software)	400	7,436
Targa Resources Corp. (Oil & Gas Services)	400	39,704
Targacept, Inc.* (Pharmaceuticals)	640	3,040
TASER International, Inc.* (Electronics)	720	13,169
TCP Capital Corp. (Investment Companies)	400	6,620
Team Health Holdings, Inc.* (Commercial Services)	800	35,800
Team, Inc.* (Commercial Services)	240	10,286
TearLab Corp.* (Healthcare - Products)	400	2,704
Tecumseh Products Co.* - Class A (Machinery - Diversified)	320	2,208
Teekay Tankers, Ltd. - Class A (Transportation)	1,200	4,248
TeleCommunication Systems, Inc.* - Class A (Internet)	1,120	2,576
Teledyne Technologies, Inc.* (Aerospace/Defense)	400	38,932
TeleTech Holdings, Inc.* (Commercial Services)	240	5,882
Tenneco, Inc.* (Auto Parts & Equipment)	720	41,810
Terreno Realty Corp. (REIT)	320	6,051
Tesco Corp.* (Oil & Gas Services)	480	8,880
Tessera Technologies, Inc. (Semiconductors)	640	15,123
TETRA Tech, Inc.* (Environmental Control)	800	23,672
TETRA Technologies, Inc.* (Oil & Gas Services)	960	12,288
Texas Capital Bancshares, Inc.* (Banks)	480	31,171
Texas Industries, Inc.* (Building Materials)	240	21,509
Texas Roadhouse, Inc. - Class A (Retail)	720	18,778
Textainer Group Holdings, Ltd. (Trucking & Leasing)	240	9,185
The Andersons, Inc. (Agriculture)	320	18,956
The Brink’s Co. (Commercial Services)	560	15,988
The Buckle, Inc. (Retail)	320	14,656
The Cato Corp. - Class A (Retail)	320	8,653
The Cheesecake Factory, Inc. (Retail)	640	30,484
The Children’s Place Retail Stores, Inc. (Retail)	240	11,954
The Corporate Executive Board Co. (Commercial Services)	400	29,693
The Ensign Group, Inc. (Healthcare - Services)	240	10,474

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Finish Line, Inc. - Class A (Retail)	640	$17,338
The First Marblehead Corp.* (Diversified Financial Services)	160	966
The Geo Group, Inc. (REIT)	800	25,792
The Greenbrier Cos., Inc.* (Trucking & Leasing)	320	14,592
The Hain Celestial Group, Inc.* (Food)	400	36,588
The Jones Group, Inc. (Apparel)	960	14,371
The KEYW Holding Corp.* (Computers)	480	8,981
The McClatchy Co.* - Class A (Media)	1,280	8,218
The Medicines Co.* (Biotechnology)	640	18,189
The Men’s Wearhouse, Inc. (Retail)	560	27,429
The Middleby Corp.* (Machinery - Diversified)	240	63,410
The New York Times Co. - Class A (Media)	1,520	26,022
The Pantry, Inc.* (Retail)	400	6,136
The Pep Boys - Manny, Moe & Jack* (Retail)	720	9,158
The Ryland Group, Inc. (Home Builders)	560	22,362
The Ultimate Software Group, Inc.* (Software)	320	43,840
The Wet Seal, Inc.* (Retail)	1,280	1,690
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,280	8,077
Thermon Group Holdings, Inc.* (Oil & Gas Services)	400	9,272
THL Credit, Inc. (Investment Companies)	400	5,520
Thoratec Corp.* (Healthcare - Products)	640	22,918
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	800	3,808
TICC Capital Corp. (Investment Companies)	720	7,042
Titan International, Inc. (Auto Parts & Equipment)	640	12,154
TiVo, Inc.* (Home Furnishings)	1,520	20,110
Tootsie Roll Industries, Inc. (Food)	240	7,192
Tornier N.V.* (Healthcare - Products)	400	8,488
Tower Group International, Ltd. (Insurance)	720	1,944
Towerstream Corp.* (Internet)	1,280	3,008
Town Sports International Holdings, Inc. (Leisure Time)	400	3,396
TowneBank (Banks)	400	6,204
Tredegar Corp. (Miscellaneous Manufacturing)	320	7,363
TreeHouse Foods, Inc.* (Food)	400	28,796
Triangle Capital Corp. (Investment Companies)	320	8,285
Triangle Petroleum Corp.* (Oil & Gas)	720	5,933
TriMas Corp.* (Miscellaneous Manufacturing)	480	15,936
Triple-S Management Corp.* (Healthcare - Services)	320	5,165
TriQuint Semiconductor, Inc.* (Semiconductors)	2,000	26,780
TrueBlue, Inc.* (Commercial Services)	480	14,045
Trulia, Inc.* (Internet)	320	10,624
TrustCo Bank Corp. (Banks)	1,280	9,011
Trustmark Corp. (Banks)	800	20,280
TTM Technologies, Inc.* (Electronics)	720	6,084
Tuesday Morning Corp.* (Retail)	640	9,056
Tumi Holdings, Inc.* (Household Products/Wares)	560	12,673
Tutor Perini Corp.* (Engineering & Construction)	480	13,762
Tyler Technologies, Inc.* (Software)	400	33,472
U.S. Silica Holdings, Inc. (Mining)	320	12,214
UIL Holdings Corp. (Electric)	560	20,614
Ultra Clean Holdings, Inc.* (Semiconductors)	480	6,312
Ultrapetrol Bahamas, Ltd.* (Transportation)	720	2,232
Ultratech Stepper, Inc.* (Semiconductors)	320	9,341
UMB Financial Corp. (Banks)	400	25,880
Umpqua Holdings Corp. (Banks)	1,280	23,859
Unilife Corp.* (Healthcare - Products)	1,440	5,861
Union First Market Bankshares (Banks)	560	14,235
Unisys Corp.* (Computers)	560	17,058
United Bankshares, Inc. (Banks)	720	22,046
United Community Banks, Inc.* (Banks)	560	10,870
United Community Financial Corp.* (Savings & Loans)	720	2,822
United Financial Bancorp, Inc. (Savings & Loans)	320	5,885
United Fire Group, Inc. (Insurance)	320	9,712
United Natural Foods, Inc.* (Food)	560	39,715
United Stationers, Inc. (Distribution/Wholesale)	480	19,714
Universal American Corp. (Healthcare - Services)	560	3,959
Universal Corp. (Agriculture)	240	13,414
Universal Display Corp.* (Electrical Components & Equipment)	480	15,317
Universal Forest Products, Inc. (Building Materials)	240	13,282
Universal Insurance Holdings, Inc. (Insurance)	560	7,112
Universal Technical Institute, Inc. (Commercial Services)	400	5,180
UNS Energy Corp. (Electric)	480	28,814
Unwired Planet, Inc.* (Internet)	1,760	3,819
Uranium Energy Corp.* (Mining)	1,760	2,323
Ur-Energy, Inc.* (Mining)	2,480	3,844
Urstadt Biddle Properties - Class A (REIT)	320	6,611
USA Mobility, Inc. (Telecommunications)	320	5,814
USG Corp.* (Building Materials)	880	28,794
UTI Worldwide, Inc. (Transportation)	1,040	11,014
VAALCO Energy, Inc.* (Oil & Gas)	880	7,524
Vail Resorts, Inc. (Entertainment)	400	27,880
ValueVision Media, Inc.* - Class A (Advertising)	720	3,499
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	480	7,800
Vantage Drilling Co.* (Oil & Gas)	2,880	4,925
VASCO Data Security International, Inc.* (Internet)	480	3,619
Vector Group, Ltd. (Agriculture)	720	15,509
Veeco Instruments, Inc.* (Semiconductors)	480	20,126
Vera Bradley, Inc.* (Retail)	320	8,637
Verint Systems, Inc.* (Software)	640	30,035
Viad Corp. (Commercial Services)	240	5,770
ViaSat, Inc.* (Telecommunications)	480	33,139

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vical, Inc.* (Biotechnology)	1,280	$1,651
ViewPoint Financial Group, Inc. (Banks)	480	13,848
VirnetX Holding Corp.* (Internet)	560	7,941
Virtusa Corp.* (Computers)	320	10,723
VistaPrint N.V.* (Commercial Services)	400	19,688
Vitacost.com, Inc.* (Internet)	400	2,836
Vitamin Shoppe, Inc.* (Retail)	400	19,008
VIVUS, Inc.* (Pharmaceuticals)	1,200	7,128
Vocera Communications, Inc.* (Computers)	320	5,226
Vocus, Inc.* (Internet)	320	4,266
Volcano Corp.* (Healthcare - Products)	640	12,614
Vonage Holdings Corp.* (Telecommunications)	2,160	9,223
VOXX International Corp.* (Home Furnishings)	320	4,378
Vringo, Inc.* (Telecommunications)	1,200	4,164
W&T Offshore, Inc. (Oil & Gas)	480	8,309
Wabash National Corp.* (Auto Manufacturers)	880	12,109
WageWorks, Inc.* (Diversified Financial Services)	320	17,955
Walter Energy, Inc. (Coal)	800	6,048
Walter Investment Management Corp.* (Diversified Financial Services)	480	14,318
Warren Resources, Inc.* (Oil & Gas)	1,360	6,528
Washington REIT (REIT)	800	19,104
Watsco, Inc. (Distribution/Wholesale)	320	31,970
Watts Water Technologies, Inc. - Class A (Electronics)	320	18,781
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	640	8,147
Web.com Group, Inc.* (Internet)	480	16,334
WebMD Health Corp.* (Internet)	400	16,560
Webster Financial Corp. (Banks)	1,040	32,302
WellCare Health Plans, Inc.* (Healthcare - Services)	480	30,490
Werner Enterprises, Inc. (Transportation)	560	14,286
WesBanco, Inc. (Banks)	320	10,186
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	560	12,326
West Corp. (Telecommunications)	320	7,658
West Pharmaceutical Services, Inc. (Healthcare - Products)	800	35,240
Westamerica Bancorp (Banks)	320	17,306
Westell Technologies, Inc.* (Telecommunications)	1,040	3,838
Western Alliance Bancorp* (Banks)	880	21,649
Western Asset Mortgage Capital Corp. (REIT)	320	5,005
Western Refining, Inc. (Oil & Gas)	640	24,704
Westfield Financial, Inc. (Savings & Loans)	400	2,980
WEX, Inc.* (Commercial Services)	400	38,020
WGL Holdings, Inc. (Gas)	560	22,434
Willbros Group, Inc.* (Oil & Gas Services)	640	8,077
Wilshire Bancorp, Inc. (Banks)	880	9,768
Winnebago Industries, Inc.* (Home Builders)	400	10,956
Winthrop Realty Trust (REIT)	400	4,636
Wintrust Financial Corp. (Banks)	400	19,464
WisdomTree Investments, Inc.* (Diversified Financial Services)	1,200	15,744
Wolverine World Wide, Inc. (Apparel)	1,120	31,975
Woodward, Inc. (Electronics)	800	33,224
World Wrestling Entertainment, Inc. - Class A (Media)	480	13,862
Worthington Industries, Inc. (Metal Fabricate/Hardware)	640	24,480
Wright Medical Group, Inc.* (Healthcare - Products)	480	14,914
Xenoport, Inc.* (Pharmaceuticals)	800	4,136
XO Group, Inc.* (Internet)	400	4,056
Xoma Corp.* (Biotechnology)	1,120	5,835
Yelp, Inc.* (Internet)	400	30,772
Zagg, Inc.* (Electronics)	640	2,957
Zale Corp.* (Retail)	480	10,037
Zaza Energy Corp.* (Oil & Gas)	1,520	1,143
Zep, Inc. (Chemicals)	320	5,664
Zillow, Inc.* - Class A (Internet)	240	21,144
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,360	6,229
Zix Corp.* (Internet)	1,040	4,306
Zogenix, Inc.* (Pharmaceuticals)	1,600	4,552
Zumiez, Inc.* (Retail)	320	7,757
TOTAL COMMON STOCKS (Cost $12,604,047)		17,528,908

Contingent Rights (NM)
Leap Wireless International, Inc.*+(a) (Telecommunications)	800	2,016
Trius Therapeutics, Inc.*+(b) (Biotechnology)	490	—
TOTAL CONTINGENT RIGHTS (Cost $2,016)		2,016

Right (0.0%)
Central European Media Enterprises; expiring 4/28/14 at $100.00*+ (Media)	20	—
TOTAL RIGHT (Cost $—)		—

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	196	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d)(47.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $15,978,007	$15,978,000	$15,978,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,978,000)		15,978,000
TOTAL INVESTMENT SECURITIES (Cost $28,584,063) - 100.0%		33,508,924
Net other assets (liabilities) - NM		4,679

NET ASSETS - 100.0%		$33,513,603

*                                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

+                                           These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2014, these securities represented less than 0.005% of the net assets of the Fund.

^                                            The Advisor has deemed this security to be illiquid.

(a)                                 Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(b)                                 Rights entitle the Fund to cash based on certain commercial sales milestones.

(c)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $6,164,000.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 6/23/14 (Underlying notional amount at value $3,386,620)	29	$(56,964)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	0.02%	4/28/14	$10,400,087	$177,270
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	0.22%	4/28/14	13,128,762	241,802
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	(0.18)%	4/28/14	6,429,442	109,552
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.03)%	4/28/14	16,801,820	310,177
				$838,801

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Advertising	$29,031	0.1%
Aerospace/Defense	276,820	0.9%
Agriculture	51,850	0.2%
Airlines	91,589	0.2%
Apparel	194,889	0.6%
Auto Manufacturers	12,109	NM
Auto Parts & Equipment	217,564	0.6%
Banks	1,149,185	3.5%
Biotechnology	490,061	1.4%
Building Materials	214,069	0.7%
Chemicals	378,012	1.2%
Coal	65,698	0.2%
Commercial Services	1,082,953	3.3%
Computers	356,394	1.1%
Cosmetics/Personal Care	9,443	NM
Distribution/Wholesale	150,787	0.4%
Diversified Financial Services	387,206	1.1%
Electric	376,131	1.1%
Electrical Components & Equipment	296,896	0.8%
Electronics	364,847	1.1%
Energy - Alternate Sources	47,952	0.1%
Engineering & Construction	145,381	0.5%
Entertainment	107,983	0.4%
Environmental Control	76,460	0.2%
Food	305,177	0.9%
Forest Products & Paper	100,833	0.3%
Gas	162,792	0.5%
Hand/Machine Tools	23,811	0.1%
Healthcare - Products	690,884	2.1%
Healthcare - Services	303,488	0.9%
Holding Companies - Diversified	36,628	0.1%
Home Builders	114,991	0.3%
Home Furnishings	91,434	0.2%
Household Products/Wares	73,656	0.2%
Housewares	8,320	NM
Insurance	452,817	1.4%
Internet	437,872	1.3%
Investment Companies	177,012	0.5%
Iron/Steel	48,771	0.1%
Leisure Time	105,458	0.3%
Lodging	43,971	0.1%
Machinery - Construction & Mining	28,778	0.1%
Machinery - Diversified	188,422	0.5%
Media	175,256	0.5%
Metal Fabricate/Hardware	116,585	0.4%
Mining	166,386	0.5%
Miscellaneous Manufacturing	290,625	1.0%
Office Furnishings	87,319	0.2%
Oil & Gas	528,501	1.6%
Oil & Gas Services	331,265	1.0%
Packaging & Containers	40,013	0.1%
Pharmaceuticals	548,441	1.7%
Pipelines	45,917	0.1%
Private Equity	19,282	0.1%
Real Estate	56,823	0.1%
REIT	1,321,301	4.1%
Retail	980,499	2.9%
Savings & Loans	208,819	0.6%
Semiconductors	710,297	2.1%
Software	918,646	2.8%
Storage/Warehousing	33,139	0.1%
Telecommunications	564,849	1.7%
Textiles	14,681	NM
Toys/Games/Hobbies	8,310	NM
Transportation	317,397	0.9%
Trucking & Leasing	40,925	0.1%
Water	37,223	0.1%
Other**	15,984,695	47.7%
Total	$33,513,603	100.0%

**                                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraNASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (52.3%)
Activision Blizzard, Inc. (Software)	5,365	$109,661
Adobe Systems, Inc.* (Software)	3,848	252,968
Akamai Technologies, Inc.* (Software)	1,369	79,689
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,517	230,781
Altera Corp. (Semiconductors)	2,442	88,498
Amazon.com, Inc.* (Internet)	3,552	1,195,319
Amgen, Inc. (Biotechnology)	5,809	716,483
Analog Devices, Inc. (Semiconductors)	2,405	127,802
Apple Computer, Inc. (Computers)	6,882	3,693,846
Applied Materials, Inc. (Semiconductors)	9,324	190,396
Autodesk, Inc.* (Software)	1,739	85,524
Automatic Data Processing, Inc. (Commercial Services)	3,700	285,862
Avago Technologies, Ltd. (Semiconductors)	1,924	123,925
Baidu, Inc.*ADR (Internet)	2,109	321,369
Bed Bath & Beyond, Inc.* (Retail)	1,628	112,006
Biogen Idec, Inc.* (Biotechnology)	1,813	554,542
Broadcom Corp. - Class A (Semiconductors)	4,107	129,288
C.H. Robinson Worldwide, Inc. (Transportation)	1,184	62,030
CA, Inc. (Software)	3,441	106,568
Catamaran Corp.* (Pharmaceuticals)	1,591	71,213
Celgene Corp.* (Biotechnology)	3,145	439,042
Cerner Corp.* (Software)	2,664	149,850
Charter Communications, Inc.* - Class A (Media)	814	100,285
Check Point Software Technologies, Ltd.* (Software)	1,480	100,092
Cisco Systems, Inc. (Telecommunications)	39,738	890,529
Citrix Systems, Inc.* (Software)	1,406	80,747
Cognizant Technology Solutions Corp.* (Computers)	4,699	237,816
Comcast Corp. - Class A (Media)	16,502	825,431
Costco Wholesale Corp. (Retail)	3,404	380,159
DIRECTV* - Class A (Media)	3,922	299,719
Discovery Communications, Inc.* - Class A (Media)	1,147	94,857
DISH Network Corp.* - Class A (Media)	1,702	105,881
Dollar Tree, Inc.* (Retail)	1,591	83,018
eBay, Inc.* (Internet)	9,990	551,848
Equinix, Inc.* (Internet)	370	68,391
Expedia, Inc. (Internet)	888	64,380
Expeditors International of Washington, Inc. (Transportation)	1,554	61,585
Express Scripts Holding Co.* (Pharmaceuticals)	5,994	450,090
F5 Networks, Inc.* (Internet)	592	63,125
Facebook, Inc.* - Class A (Internet)	15,244	918,299
Fastenal Co. (Distribution/Wholesale)	2,294	113,140
Fiserv, Inc.* (Software)	1,961	111,169
Garmin, Ltd. (Electronics)	1,517	83,829
Gilead Sciences, Inc.* (Biotechnology)	11,877	841,605
Google, Inc.* - Class A (Internet)	2,146	2,391,738
Henry Schein, Inc.* (Healthcare - Products)	666	79,500
Illumina, Inc.* (Biotechnology)	999	148,511
Intel Corp. (Semiconductors)	38,332	989,349
Intuit, Inc. (Software)	2,183	169,685
Intuitive Surgical, Inc.* (Healthcare - Products)	296	129,645
Keurig Green Mountain, Inc. (Beverages)	1,295	136,739
KLA-Tencor Corp. (Semiconductors)	1,295	89,536
Kraft Foods Group, Inc. (Food)	4,588	257,387
Liberty Global PLC* - Class A (Media)	1,702	70,803
Liberty Media Corp.* (Media)	814	106,414
Liberty Media Holding Corp.-Interactive Series A* (Internet)	3,626	104,683
Linear Technology Corp. (Semiconductors)	1,813	88,275
Marriott International, Inc. - Class A (Lodging)	2,257	126,437
Mattel, Inc. (Toys/Games/Hobbies)	2,627	105,369
Maxim Integrated Products, Inc. (Semiconductors)	2,183	72,301
Micron Technology, Inc.* (Semiconductors)	8,177	193,468
Microsoft Corp. (Software)	64,010	2,623,769
Mondelez International, Inc. - Class A (Food)	13,542	467,875
Monster Beverage Corp.* (Beverages)	1,295	89,938
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,886	140,923
NetApp, Inc. (Computers)	2,553	94,206
Netflix, Inc.* (Internet)	444	156,301
NVIDIA Corp. (Semiconductors)	4,366	78,195
NXP Semiconductors NV* (Semiconductors)	1,924	113,150
O’Reilly Automotive, Inc.* (Retail)	814	120,789
PACCAR, Inc. (Auto Manufacturers)	2,738	184,651
Paychex, Inc. (Software)	2,812	119,791
Priceline.com, Inc.* (Internet)	407	485,099
Qualcomm, Inc. (Semiconductors)	13,024	1,027,073
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	740	222,207
Ross Stores, Inc. (Retail)	1,665	119,131
SanDisk Corp. (Computers)	1,739	141,189
SBA Communications Corp.* - Class A (Telecommunications)	999	90,869
Seagate Technology PLC (Computers)	2,553	143,376
Sigma-Aldrich Corp. (Chemicals)	925	86,377
Sirius XM Holdings, Inc.* (Media)	47,027	150,486
Staples, Inc. (Retail)	5,032	57,063
Starbucks Corp. (Retail)	5,846	428,980
Stericycle, Inc.* (Commercial Services)	666	75,671
Symantec Corp. (Internet)	5,328	106,400
Tesla Motors, Inc.* (Auto Manufacturers)	962	200,529
Texas Instruments, Inc. (Semiconductors)	8,362	394,268
Tractor Supply Co. (Retail)	1,073	75,786

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
TripAdvisor, Inc.* (Internet)	999	$90,499
Twenty-First Century Fox, Inc. - Class A (Media)	11,248	359,599
Verisk Analytics, Inc.* - Class A (Commercial Services)	1,295	77,648
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,813	128,215
Viacom, Inc. - Class B (Media)	2,997	254,715
VimpelCom, Ltd.ADR (Telecommunications)	12,728	114,934
Vodafone Group PLCADR (Telecommunications)	4,033	148,455
Western Digital Corp. (Computers)	1,813	166,470
Whole Foods Market, Inc. (Food)	2,886	146,349
Wynn Resorts, Ltd. (Lodging)	777	172,611
Xilinx, Inc. (Semiconductors)	2,072	112,447
Yahoo!, Inc.* (Internet)	7,770	278,943
TOTAL COMMON STOCKS
(Cost $16,951,166)		30,957,474

	Principal Amount	Value
Repurchase Agreements(a)(b)(52.0%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $30,820,013	$30,820,000	$30,820,000
TOTAL REPURCHASE AGREEMENTS
(Cost $30,820,000)		30,820,000
TOTAL INVESTMENT SECURITIES
(Cost $47,771,166) - 104.3%		61,777,474
Net other assets (liabilities) - (4.3)%		(2,546,269)

NET ASSETS - 100.0%		$59,231,205

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $10,457,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $15,994,675)	223	$(426,606)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.62%	4/28/14	$13,168,734	$105,628
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	0.42%	4/28/14	15,309,574	164,871
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.47%	4/28/14	29,137,462	281,852
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	0.42%	4/28/14	14,207,703	119,572
				$671,923

ProFund VP UltraNASDAQ-100 invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Auto Manufacturers	$385,180	0.6%
Beverages	226,677	0.4%
Biotechnology	3,281,386	5.5%
Chemicals	86,377	0.1%
Commercial Services	439,181	0.8%
Computers	4,476,903	7.5%
Distribution/Wholesale	113,140	0.2%
Electronics	83,829	0.1%
Food	871,611	1.5%
Healthcare - Products	209,145	0.4%
Internet	6,796,394	11.5%
Lodging	299,048	0.5%
Media	2,368,190	4.0%
Pharmaceuticals	662,226	1.1%
Retail	1,376,932	2.3%
Semiconductors	3,817,971	6.5%
Software	3,989,513	6.8%
Telecommunications	1,244,787	2.1%
Toys/Games/Hobbies	105,369	0.2%
Transportation	123,615	0.2%
Other**	28,273,731	47.7%
Total	$59,231,205	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $10,294,004	$10,294,000	$10,294,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,294,000)		10,294,000
TOTAL INVESTMENT SECURITIES
(Cost $10,294,000) - 101.1%		10,294,000
Net other assets (liabilities) - (1.1)%		(108,679)

NET ASSETS - 100.0%		$10,185,321

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $955,000.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $2,424,500)	26	$(5,636)

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	0.37%	4/28/14	$(5,378,709)	$(67,622)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	0.27%	4/28/14	(2,353,548)	(29,419)
				$(97,061)

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(120.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $472,000	$472,000	$472,000
TOTAL REPURCHASE AGREEMENTS
(Cost $472,000)		472,000
TOTAL INVESTMENT SECURITIES
(Cost $472,000) - 120.7%		472,000
Net other assets (liabilities) - (20.7)%		(81,053)

NET ASSETS - 100.0%		$390,947

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $164,000.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	0.07%	4/28/14	$(331,717)	$(7,056)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	0.02%	4/28/14	(58,125)	(2,899)
				$(9,955)

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(109.6%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $3,184,001	$3,184,000	$3,184,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,184,000)		3,184,000
TOTAL INVESTMENT SECURITIES
(Cost $3,184,000) - 109.6%		3,184,000
Net other assets (liabilities) - (9.6)%		(278,955)

NET ASSETS - 100.0%		$2,905,045

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $385,000.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 6/23/14 (Underlying notional amount at value $583,900)	5	$11,922

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.28)%	4/28/14	$(1,095,813)	$(26,955)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.48)%	4/28/14	(1,210,862)	(22,133)
				$(49,088)

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $36,000	$36,000	$36,000
TOTAL REPURCHASE AGREEMENTS
(Cost $36,000)		36,000
TOTAL INVESTMENT SECURITIES
(Cost $36,000) - 97.4%		36,000
Net other assets (liabilities) - 2.6%		963

NET ASSETS - 100.0%		$36,963

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $20,000.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	0.42%	4/28/14	$(392)	$(5)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	0.22%	4/28/14	(36,460)	(435)
				$(440)

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(109.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $3,973,002	$3,973,000	$3,973,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,973,000)		3,973,000
TOTAL INVESTMENT SECURITIES
(Cost $3,973,000) - 109.4%		3,973,000
Net other assets (liabilities) - (9.4)%		(342,270)

NET ASSETS - 100.0%		$3,630,730

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $701,000.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $430,350)	6	$13,419

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.32%	4/28/14	$(1,529,268)	$(13,998)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.22%	4/28/14	(1,635,960)	(18,852)
				$(32,850)

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $1,246,001	$1,246,000	$1,246,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,246,000)		1,246,000
TOTAL INVESTMENT SECURITIES
(Cost $1,246,000) - 101.7%		1,246,000
Net other assets (liabilities) - (1.7)%		(20,668)

NET ASSETS - 100.0%		$1,225,332

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $148,000.

Swap Agreements††

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	(0.28)%	4/28/14	$(839,929)	$(10,217)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(0.18)%	4/28/14	(378,369)	(5,020)
				$(15,237)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(114.5%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $2,094,001	$2,094,000	$2,094,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,094,000)		2,094,000
TOTAL INVESTMENT SECURITIES
(Cost $2,094,000) - 114.5%		2,094,000
Net other assets (liabilities) - (14.5)%		(264,476)

NET ASSETS - 100.0%		$1,829,524

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $796,000.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Emerging Markets 50 ADR Index	(0.38)%	4/28/14	$(174,731)	$(1,945)
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Emerging Markets 50 ADR Index	(0.33)%	4/28/14	(1,648,223)	(21,613)
				$(23,558)

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.8%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $190,000	$190,000	$190,000
TOTAL REPURCHASE AGREEMENTS (Cost $190,000)		190,000
TOTAL INVESTMENT SECURITIES (Cost $190,000) - 101.8%		190,000
Net other assets (liabilities) - (1.8)%		(3,268)

NET ASSETS - 100.0%		$186,732

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $51,000.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	0.42%	4/28/14	$(89,356)	$(1,046)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	0.22%	4/28/14	(284,860)	(3,466)
				$(4,512)

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP UltraShort NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.9%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $798,000	$798,000	$798,000
TOTAL REPURCHASE AGREEMENTS
(Cost $798,000)		798,000
TOTAL INVESTMENT SECURITIES
(Cost $798,000) - 100.9%		798,000
Net other assets (liabilities) - (0.9)%		(7,277)

NET ASSETS - 100.0%		$790,723

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $486,000.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 6/23/14 (Underlying notional amount at value $286,900)	4	$3,403

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.32%	4/28/14	$(496,101)	$(7,354)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.22%	4/28/14	(793,673)	(9,760)
				$(17,114)

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (68.9%)
Associated Banc-Corp. (Banks)	1,404	$25,356
BancorpSouth, Inc. (Banks)	756	18,870
Bank of America Corp. (Banks)	92,664	1,593,821
Bank of Hawaii Corp. (Banks)	432	26,184
BB&T Corp. (Banks)	6,264	251,625
BOK Financial Corp. (Banks)	216	14,915
CapitalSource, Inc. (Banks)	1,728	25,212
Capitol Federal Financial, Inc. (Savings & Loans)	1,188	14,909
Cathay Bancorp, Inc. (Banks)	648	16,323
Citigroup, Inc. (Banks)	26,676	1,269,778
City National Corp. (Banks)	432	34,007
Comerica, Inc. (Banks)	1,620	83,916
Commerce Bancshares, Inc. (Banks)	756	35,094
Cullen/Frost Bankers, Inc. (Banks)	432	33,493
East West Bancorp, Inc. (Banks)	1,296	47,304
F.N.B. Corp. (Banks)	1,404	18,814
Fifth Third Bancorp (Banks)	7,452	171,023
First Financial Bankshares, Inc. (Banks)	216	13,347
First Horizon National Corp. (Banks)	2,053	25,329
First Niagara Financial Group, Inc. (Savings & Loans)	3,132	29,597
First Republic Bank (Banks)	1,080	58,309
FirstMerit Corp. (Banks)	1,404	29,245
Fulton Financial Corp. (Banks)	1,728	21,738
Glacier Bancorp, Inc. (Banks)	648	18,837
Hancock Holding Co. (Banks)	756	27,707
Hudson City Bancorp, Inc. (Savings & Loans)	4,212	41,404
Huntington Bancshares, Inc. (Banks)	7,344	73,220
IBERIABANK Corp. (Banks)	216	15,152
International Bancshares Corp. (Banks)	540	13,543
J.P. Morgan Chase & Co. (Banks)	33,264	2,019,457
KeyCorp (Banks)	7,776	110,730
M&T Bank Corp. (Banks)	1,188	144,104
MB Financial, Inc. (Banks)	432	13,375
National Penn Bancshares, Inc. (Banks)	972	10,157
New York Community Bancorp (Savings & Loans)	3,888	62,481
Old National Bancorp (Banks)	864	12,882
People’s United Financial, Inc. (Savings & Loans)	2,700	40,149
PNC Financial Services Group (Banks)	4,644	404,028
Popular, Inc.* (Banks)	864	26,775
PrivateBancorp, Inc. (Banks)	540	16,475
Prosperity Bancshares, Inc. (Banks)	540	35,721
Regions Financial Corp. (Banks)	12,420	137,986
Signature Bank* (Banks)	432	54,255
SunTrust Banks, Inc. (Banks)	4,644	184,785
Susquehanna Bancshares, Inc. (Banks)	1,620	18,452
SVB Financial Group* (Banks)	432	55,633
Synovus Financial Corp. (Banks)	8,532	28,923
TCF Financial Corp. (Banks)	1,404	23,391
Texas Capital Bancshares, Inc.* (Banks)	324	21,041
Trustmark Corp. (Banks)	540	13,689
U.S. Bancorp (Banks)	15,984	685,074
UMB Financial Corp. (Banks)	324	20,963
Umpqua Holdings Corp. (Banks)	972	18,118
United Bankshares, Inc. (Banks)	540	16,535
Valley National Bancorp (Banks)	1,728	17,988
Washington Federal, Inc. (Savings & Loans)	864	20,131
Webster Financial Corp. (Banks)	756	23,481
Wells Fargo & Co. (Banks)	42,012	2,089,678
Westamerica Bancorp (Banks)	216	11,681
Wintrust Financial Corp. (Banks)	432	21,021
Zions Bancorp (Banks)	1,620	50,188
TOTAL COMMON STOCKS (Cost $7,058,227)		10,457,419
TOTAL INVESTMENT SECURITIES (Cost $7,058,227) - 68.9%		10,457,419
Net other assets (liabilities) - 31.1%		4,726,994
NET ASSETS - 100.0%		$15,184,413

*                               Non-income producing security

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	0.62%	4/23/14	$4,679,438	$(562)

ProFund VP Banks invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Banks	$10,248,748	67.5%
Savings & Loans	208,671	1.4%
Other**	4,726,994	31.1%
Total	$15,184,413	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
Air Products & Chemicals, Inc. (Chemicals)	9,699	$1,154,569
Airgas, Inc. (Chemicals)	3,021	321,767
Albemarle Corp. (Chemicals)	3,657	242,898
Alcoa, Inc. (Mining)	49,131	632,316
Allegheny Technologies, Inc. (Iron/Steel)	4,929	185,725
Alpha Natural Resources, Inc.* (Coal)	10,017	42,572
Ashland, Inc. (Chemicals)	3,339	332,164
Axiall Corp. (Chemicals)	3,180	142,846
Cabot Corp. (Chemicals)	2,703	159,639
Carpenter Technology Corp. (Iron/Steel)	2,385	157,505
Celanese Corp. - Series A (Chemicals)	7,155	397,174
CF Industries Holdings, Inc. (Chemicals)	2,544	663,068
Chemtura Corp.* (Chemicals)	4,452	112,591
Cliffs Natural Resources, Inc. (Iron/Steel)	6,996	143,138
Coeur d’Alene Mines Corp.* (Mining)	4,770	44,313
Commercial Metals Co. (Iron/Steel)	5,406	102,065
Compass Minerals International, Inc. (Mining)	1,590	131,207
CONSOL Energy, Inc. (Coal)	10,494	419,235
Cytec Industries, Inc. (Chemicals)	1,590	155,200
Domtar Corp. (Forest Products & Paper)	1,431	160,587
E.I. du Pont de Nemours & Co. (Chemicals)	42,135	2,827,258
Eastman Chemical Co. (Chemicals)	6,996	603,125
Ecolab, Inc. (Chemicals)	12,402	1,339,292
FMC Corp. (Chemicals)	6,042	462,576
Freeport-McMoRan Copper & Gold, Inc. (Mining)	47,223	1,561,665
Fuller (H.B.) Co. (Chemicals)	2,226	107,471
Huntsman Corp. (Chemicals)	8,904	217,436
International Flavors & Fragrances, Inc. (Chemicals)	3,657	349,865
International Paper Co. (Forest Products & Paper)	20,034	919,160
Kaiser Aluminum Corp. (Mining)	795	56,779
LyondellBasell Industries N.V. - Class A (Chemicals)	19,716	1,753,541
Minerals Technologies, Inc. (Chemicals)	1,590	102,650
Monsanto Co. (Chemicals)	23,850	2,713,414
NewMarket Corp. (Chemicals)	477	186,402
Newmont Mining Corp. (Mining)	22,737	532,955
Nucor Corp. (Iron/Steel)	14,469	731,263
Olin Corp. (Chemicals)	3,657	100,970
Peabody Energy Corp. (Coal)	12,402	202,649
PolyOne Corp. (Chemicals)	4,293	157,381
Polypore International, Inc.* (Miscellaneous Manufacturing)	2,067	70,712
PPG Industries, Inc. (Chemicals)	6,360	1,230,406
Praxair, Inc. (Chemicals)	13,356	1,749,235
Reliance Steel & Aluminum Co. (Iron/Steel)	3,498	247,169
Resolute Forest Products, Inc.* (Forest Products & Paper)	4,293	86,246
Rockwood Holdings, Inc. (Chemicals)	3,339	248,422
Royal Gold, Inc. (Mining)	3,021	189,175
RPM, Inc. (Chemicals)	6,042	252,797
Sensient Technologies Corp. (Chemicals)	2,226	125,569
Sigma-Aldrich Corp. (Chemicals)	5,406	504,812
Steel Dynamics, Inc. (Iron/Steel)	10,176	181,031
Stillwater Mining Co.* (Mining)	5,406	80,063
The Dow Chemical Co. (Chemicals)	55,332	2,688,582
The Mosaic Co. (Chemicals)	15,423	771,150
United States Steel Corp. (Iron/Steel)	6,519	179,990
W.R. Grace & Co.* (Chemicals)	3,498	346,897
Westlake Chemical Corp. (Chemicals)	1,749	115,749
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,385	91,226
TOTAL COMMON STOCKS (Cost $15,351,219)		29,785,662
TOTAL INVESTMENT SECURITIES (Cost $15,351,219) - 100.1%		29,785,662
Net other assets (liabilities) - (0.1)%		(32,185)

NET ASSETS - 100.0%		$29,753,477

*                               Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Basic Materials invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Chemicals	$22,636,916	76.1%
Coal	664,456	2.2%
Forest Products & Paper	1,165,993	3.9%
Iron/Steel	1,927,886	6.5%
Metal Fabricate/Hardware	91,226	0.3%
Mining	3,228,473	10.9%
Miscellaneous Manufacturing	70,712	0.2%
Other**	(32,185)	(0.1)%
Total	$29,753,477	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (66.2%)
AbbVie, Inc. (Pharmaceuticals)	98,864	$5,081,609
Acorda Therapeutics, Inc.* (Biotechnology)	2,505	94,965
Alexion Pharmaceuticals, Inc.* (Biotechnology)	12,358	1,880,023
Alkermes PLC* (Pharmaceuticals)	9,018	397,604
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	3,340	224,248
Amgen, Inc. (Biotechnology)	46,927	5,787,975
Arena Pharmaceuticals, Inc.* (Biotechnology)	13,527	85,220
Biogen Idec, Inc.* (Biotechnology)	14,696	4,495,066
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	8,851	603,727
Celgene Corp.* (Biotechnology)	25,217	3,520,293
Cepheid, Inc.* (Healthcare - Products)	4,175	215,347
Charles River Laboratories International, Inc.* (Biotechnology)	3,006	181,382
Cubist Pharmaceuticals, Inc.* (Biotechnology)	4,676	342,049
Gilead Sciences, Inc.* (Biotechnology)	95,691	6,780,663
Illumina, Inc.* (Biotechnology)	8,016	1,191,659
Incyte Corp.* (Biotechnology)	9,185	491,581
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	7,181	310,291
Medivation, Inc.* (Pharmaceuticals)	4,676	300,994
Myriad Genetics, Inc.* (Biotechnology)	4,509	154,163
Nektar Therapeutics, Inc.* (Pharmaceuticals)	7,849	95,130
PDL BioPharma, Inc. (Biotechnology)	8,684	72,164
Pharmacyclics, Inc.* (Pharmaceuticals)	4,175	418,419
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,843	1,454,256
Seattle Genetics, Inc.* (Biotechnology)	7,014	319,558
Techne Corp. (Healthcare - Products)	2,004	171,081
United Therapeutics Corp.* (Biotechnology)	2,839	266,951
Vertex Pharmaceuticals, Inc.* (Biotechnology)	14,696	1,039,301
TOTAL COMMON STOCKS (Cost $17,079,189)		35,975,719
TOTAL INVESTMENT SECURITIES (Cost $17,079,189) - 66.2%		35,975,719
Net other assets (liabilities) - 33.8%		18,346,429

NET ASSETS - 100.0%		$54,322,148

*                               Non-income producing security

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	0.62%	4/23/14	$18,267,808	$(2,192)

ProFund VP Biotechnology invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Biotechnology	$28,381,517	52.2%
Healthcare - Products	386,428	0.7%
Pharmaceuticals	7,207,774	13.3%
Other**	18,346,429	33.8%
Total	$54,322,148	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Activision Blizzard, Inc. (Software)	4,050	$82,782
Altria Group, Inc. (Agriculture)	18,720	700,690
Archer-Daniels-Midland Co. (Agriculture)	6,210	269,452
Autoliv, Inc. (Auto Parts & Equipment)	900	90,315
Avon Products, Inc. (Cosmetics/Personal Care)	4,050	59,292
B&G Foods, Inc. - Class A (Food)	540	16,259
Beam, Inc. (Beverages)	1,530	127,449
BorgWarner, Inc. (Auto Parts & Equipment)	2,160	132,775
Brown-Forman Corp. - Class B (Beverages)	1,530	137,226
Brunswick Corp. (Leisure Time)	900	40,761
Bunge, Ltd. (Agriculture)	1,350	107,339
Campbell Soup Co. (Food)	1,710	76,745
Carter’s, Inc. (Apparel)	540	41,931
Church & Dwight, Inc. (Household Products/Wares)	1,260	87,028
Clorox Co. (Household Products/Wares)	1,260	110,893
Coach, Inc. (Retail)	2,610	129,613
Coca-Cola Co. (Beverages)	35,640	1,377,842
Coca-Cola Enterprises, Inc. (Beverages)	2,250	107,460
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,190	531,285
ConAgra Foods, Inc. (Food)	3,960	122,879
Constellation Brands, Inc.* (Beverages)	1,530	130,004
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	540	13,122
Crocs, Inc.* (Apparel)	810	12,636
D.R. Horton, Inc. (Home Builders)	2,700	58,455
Dana Holding Corp. (Auto Parts & Equipment)	1,440	33,509
Darling International, Inc.* (Environmental Control)	1,530	30,631
Dean Foods Co. (Food)	900	13,914
Deckers Outdoor Corp.* (Apparel)	360	28,703
Delphi Automotive PLC (Auto Parts & Equipment)	2,610	177,115
Dr. Pepper Snapple Group, Inc. (Beverages)	1,890	102,929
Electronic Arts, Inc.* (Software)	2,880	83,549
Energizer Holdings, Inc. (Electrical Components & Equipment)	630	63,466
Flowers Foods, Inc. (Food)	1,620	34,749
Ford Motor Co. (Auto Manufacturers)	37,080	578,448
Fossil Group, Inc.* (Distribution/Wholesale)	450	52,475
General Mills, Inc. (Food)	5,850	303,147
General Motors Co. (Auto Manufacturers)	12,240	421,300
Gentex Corp. (Electronics)	1,350	42,566
Genuine Parts Co. (Distribution/Wholesale)	1,440	125,063
Hanesbrands, Inc. (Apparel)	900	68,832
Harley-Davidson, Inc. (Automobiles)	2,070	137,883
Harman International Industries, Inc. (Home Furnishings)	630	67,032
Hasbro, Inc. (Toys/Games/Hobbies)	1,080	60,070
Herbalife, Ltd. (Pharmaceuticals)	810	46,389
Herman Miller, Inc. (Office Furnishings)	540	17,350
Hillshire Brands Co. (Food)	1,170	43,594
HNI Corp. (Office Furnishings)	450	16,452
Hormel Foods Corp. (Food)	1,260	62,080
Iconix Brand Group, Inc.* (Apparel)	450	17,672
Ingredion, Inc. (Food)	720	49,018
Jarden Corp.* (Household Products/Wares)	1,170	70,001
Johnson Controls, Inc. (Auto Parts & Equipment)	6,210	293,857
Kate Spade & Co.* (Apparel)	1,170	43,395
Kellogg Co. (Food)	2,430	152,385
Keurig Green Mountain, Inc. (Beverages)	1,170	123,540
Kimberly-Clark Corp. (Household Products/Wares)	3,600	396,900
Kraft Foods Group, Inc. (Food)	5,580	313,038
Lancaster Colony Corp. (Food)	180	17,896
Lear Corp. (Auto Parts & Equipment)	720	60,278
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,260	41,126
Lennar Corp. - Class A (Home Builders)	1,620	64,183
Leucadia National Corp. (Diversified Financial Services)	2,970	83,160
LKQ Corp.* (Distribution/Wholesale)	2,790	73,517
Lorillard, Inc. (Agriculture)	3,420	184,954
Lululemon Athleitca, Inc.* (Retail)	990	52,064
M.D.C. Holdings, Inc. (Home Builders)	360	10,181
Mattel, Inc. (Toys/Games/Hobbies)	3,240	129,956
McCormick & Co., Inc. (Food)	1,260	90,392
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,890	157,134
Michael Kors Holdings, Ltd.* (Apparel)	1,710	159,492
Mohawk Industries, Inc.* (Textiles)	540	73,429
Molson Coors Brewing Co. - Class B (Beverages)	1,530	90,056
Mondelez International, Inc. - Class A (Food)	16,020	553,491
Monster Beverage Corp.* (Beverages)	1,260	87,507
Newell Rubbermaid, Inc. (Housewares)	2,610	78,039
NIKE, Inc. - Class B (Apparel)	7,020	518,497
Nu Skin Enterprises, Inc. - Class A (Retail)	540	44,739
PepsiCo, Inc. (Beverages)	14,310	1,194,885
Philip Morris International, Inc. (Agriculture)	14,850	1,215,769
Polaris Industries, Inc. (Leisure Time)	630	88,017
Pool Corp. (Distribution/Wholesale)	450	27,594
Post Holdings, Inc.* (Food)	360	19,843
Procter & Gamble Co. (Cosmetics/Personal Care)	25,470	2,052,883
PulteGroup, Inc. (Home Builders)	3,240	62,176
PVH Corp. (Retail)	810	101,064
Ralph Lauren Corp. (Apparel)	540	86,902
Reynolds American, Inc. (Agriculture)	2,970	158,657
Snap-on, Inc. (Machinery)	540	61,279
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,440	116,986

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Steven Madden, Ltd.* (Apparel)	540	$19,429
Take-Two Interactive Software, Inc.* (Software)	900	19,737
Tempur-Pedic International, Inc.* (Home Furnishings)	540	27,362
Tenneco, Inc.* (Auto Parts & Equipment)	540	31,358
Tesla Motors, Inc.* (Auto Manufacturers)	810	168,845
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,430	162,518
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	2,340	61,144
The Hain Celestial Group, Inc.* (Food)	450	41,162
The Hershey Co. (Food)	1,440	150,336
The JM Smucker Co. - Class A (Food)	990	96,268
The Middleby Corp.* (Machinery - Diversified)	180	47,558
The Ryland Group, Inc. (Home Builders)	450	17,969
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	450	27,576
Thor Industries, Inc. (Home Builders)	450	27,477
TiVo, Inc.* (Home Furnishings)	1,170	15,479
Toll Brothers, Inc.* (Home Builders)	1,530	54,927
TreeHouse Foods, Inc.* (Food)	360	25,916
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,080	88,150
Tupperware Corp. (Household Products/Wares)	450	37,692
Tyson Foods, Inc. - Class A (Food)	2,520	110,905
Under Armour, Inc.* - Class A (Apparel)	720	82,541
Universal Corp. (Agriculture)	180	10,060
V.F. Corp. (Apparel)	3,330	206,060
Visteon Corp.* (Auto Parts & Equipment)	450	39,798
WABCO Holdings, Inc.* (Auto Parts & Equipment)	540	57,002
Whirlpool Corp. (Home Furnishings)	720	107,611
Whitewave Foods Co.* (Food)	1,620	46,235
Wolverine World Wide, Inc. (Apparel)	990	28,265

TOTAL COMMON STOCKS (Cost $8,169,045)		18,200,811

	Principal Amount	Value
Repurchase Agreements(a)(NM)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $9,000	$9,000	$9,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,000)		9,000
TOTAL INVESTMENT SECURITIES (Cost $8,178,045) - 100.0%		18,209,811
Net other assets (liabilities) - NM		413

NET ASSETS - 100.0%		$18,210,224

*                               Non-income producing security

(a)                       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Goods invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Agriculture	$2,646,921	14.5%
Apparel	1,314,355	7.3%
Auto Manufacturers	1,168,593	6.4%
Auto Parts & Equipment	1,078,423	5.9%
Automobiles	137,883	0.8%
Beverages	3,478,898	19.2%
Cosmetics/Personal Care	2,805,978	15.5%
Distribution/Wholesale	278,649	1.5%
Diversified Financial Services	83,160	0.5%
Electrical Components & Equipment	63,466	0.3%
Electronics	42,566	0.2%
Environmental Control	30,631	0.2%
Food	2,340,252	12.8%
Hand/Machine Tools	116,986	0.6%
Home Builders	295,368	1.6%
Home Furnishings	217,484	1.2%
Household Products/Wares	730,090	4.1%
Housewares	78,039	0.4%
Leisure Time	128,778	0.7%
Machinery	61,279	0.3%
Machinery - Diversified	47,558	0.3%
Miscellaneous Manufacturing	41,126	0.2%
Office Furnishings	33,802	0.2%
Pharmaceuticals	203,523	1.1%
Retail	327,480	1.8%
Software	186,068	1.0%
Textiles	73,429	0.4%
Toys/Games/Hobbies	190,026	1.0%
Other**	9,413	NM
Total	$18,210,224	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
Aaron’s, Inc. (Commercial Services)	740	$22,378
Abercrombie & Fitch Co. - Class A (Retail)	888	34,188
Acxiom Corp.* (Software)	888	30,543
Advance Auto Parts, Inc. (Retail)	740	93,610
Aeropostale, Inc.* (Retail)	888	4,458
Alaska Air Group, Inc. (Airlines)	740	69,049
Amazon.com, Inc.* (Internet)	4,144	1,394,539
AMC Networks, Inc.* - Class A (Media)	592	43,269
American Airlines Group, Inc.* (Airlines)	2,220	81,252
American Eagle Outfitters, Inc. (Retail)	1,924	23,550
AmerisourceBergen Corp. (Pharmaceuticals)	2,516	165,024
ANN, Inc.* (Retail)	444	18,417
Apollo Group, Inc.* - Class A (Commercial Services)	1,036	35,473
Ascena Retail Group, Inc.* (Retail)	1,480	25,574
AutoNation, Inc.* (Retail)	740	39,390
AutoZone, Inc.* (Retail)	444	238,472
Avis Budget Group, Inc.* (Commercial Services)	1,184	57,661
Bally Technologies, Inc.* (Entertainment)	444	29,424
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	592	22,887
Bed Bath & Beyond, Inc.* (Retail)	2,368	162,918
Best Buy Co., Inc. (Retail)	3,108	82,082
Big Lots, Inc.* (Retail)	592	22,419
Bob Evans Farms, Inc. (Retail)	296	14,809
Brinker International, Inc. (Retail)	740	38,813
Cabela’s, Inc.* (Retail)	592	38,782
Cablevision Systems Corp. NY - Class A (Media)	2,368	39,948
Cardinal Health, Inc. (Pharmaceuticals)	3,848	269,283
CarMax, Inc.* (Retail)	2,516	117,749
Carnival Corp. - Class A (Leisure Time)	4,884	184,908
Casey’s General Stores, Inc. (Retail)	444	30,010
CBS Corp. - Class B (Media)	6,216	384,149
Charter Communications, Inc.* - Class A (Media)	740	91,168
Chemed Corp. (Commercial Services)	148	13,239
Chico’s FAS, Inc. (Retail)	1,776	28,469
Chipotle Mexican Grill, Inc.* (Retail)	296	168,143
Choice Hotels International, Inc. (Lodging)	444	20,424
Cinemark Holdings, Inc. (Entertainment)	1,184	34,348
Comcast Corp. - Class A (Media)	29,008	1,450,980
Conversant, Inc.* (Software)	740	20,831
Copart, Inc.* (Retail)	1,184	43,086
Costco Wholesale Corp. (Retail)	4,884	545,445
Cracker Barrel Old Country Store, Inc. (Retail)	296	28,783
CST Brands, Inc. (Retail)	888	27,741
CVS Caremark Corp. (Retail)	13,172	986,056
Darden Restaurants, Inc. (Retail)	1,480	75,125
Delta Air Lines, Inc. (Airlines)	9,472	328,205
DeVry, Inc. (Commercial Services)	592	25,095
Dick’s Sporting Goods, Inc. (Retail)	1,184	64,658
Dillards, Inc. - Class A (Retail)	296	27,350
DIRECTV* - Class A (Media)	5,328	407,166
Discovery Communications, Inc.* - Class A (Media)	2,516	208,073
DISH Network Corp.* - Class A (Media)	2,368	147,313
Dolby Laboratories, Inc.* - Class A (Entertainment)	592	26,344
Dollar General Corp.* (Retail)	3,256	180,643
Dollar Tree, Inc.* (Retail)	2,368	123,562
Domino’s Pizza, Inc. (Retail)	592	45,566
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	740	19,647
DSW, Inc. - Class A (Retail)	888	31,844
Dun & Bradstreet Corp. (Software)	444	44,111
Dunkin’ Brands Group, Inc. (Retail)	1,184	59,414
eBay, Inc.* (Internet)	13,024	719,445
Expedia, Inc. (Internet)	1,184	85,840
Express, Inc.* (Retail)	888	14,101
FactSet Research Systems, Inc. (Media)	444	47,868
Family Dollar Stores, Inc. (Retail)	1,036	60,098
Foot Locker, Inc. (Retail)	1,628	76,483
GameStop Corp. - Class A (Retail)	1,332	54,745
Gannett Co., Inc. (Media)	2,516	69,442
Genesco, Inc.* (Retail)	296	22,073
GNC Holdings, Inc. - Class A (Retail)	1,036	45,605
Group 1 Automotive, Inc. (Retail)	296	19,435
Groupon, Inc.* (Internet)	4,292	33,649
GUESS?, Inc. (Retail)	592	16,339
H & R Block, Inc. (Commercial Services)	3,108	93,830
Hertz Global Holdings, Inc.* (Commercial Services)	5,032	134,052
Hillenbrand, Inc. (Miscellaneous Manufacturing)	740	23,924
Hilton Worldwide Holdings In* (Lodging)	1,332	29,624
HSN, Inc. (Retail)	444	26,520
Hyatt Hotels Corp.* - Class A (Lodging)	592	31,855
IHS, Inc.* - Class A (Computers)	740	89,910
International Game Technology (Entertainment)	2,812	39,537
J.C. Penney Co., Inc.* (Retail)	3,404	29,342
Jack in the Box, Inc.* (Retail)	444	26,169
JetBlue Airways Corp.* (Airlines)	2,516	21,864
John Wiley & Sons, Inc. (Media)	592	34,123
Kar Auction Services, Inc. (Commercial Services)	1,480	44,918
Kohls Corp. (Retail)	2,220	126,096
Kroger Co. (Food)	5,772	251,947
L Brands, Inc. (Retail)	2,664	151,235
Lamar Advertising Co.* - Class A (Advertising)	740	37,733
Las Vegas Sands Corp. (Lodging)	4,292	346,708
Liberty Global PLC* - Class A (Media)	2,516	104,666
Liberty Global PLC* (Media)	5,920	241,003
Liberty Media Corp.* (Media)	1,184	154,784

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty Media Holding Corp.-Interactive Series A* (Internet)	5,328	$153,819
Liberty Ventures* (Internet)	444	57,867
Life Time Fitness, Inc.* (Leisure Time)	444	21,356
Live Nation, Inc.* (Commercial Services)	1,628	35,409
Lowe’s Cos., Inc. (Retail)	11,692	571,739
Lumber Liquidators Holdings, Inc.* (Retail)	296	27,765
Macy’s, Inc. (Retail)	4,144	245,698
Madison Square Garden, Inc.* - Class A (Entertainment)	740	42,018
Marriott International, Inc. - Class A (Lodging)	2,517	140,995
Marriott Vacations Worldwide Corp.* (Entertainment)	296	16,549
McDonald’s Corp. (Retail)	11,100	1,088,134
McKesson Corp. (Pharmaceuticals)	2,516	444,251
Meredith Corp. (Media)	444	20,615
MGM Resorts International* (Lodging)	3,700	95,682
Morningstar, Inc. (Commercial Services)	296	23,390
Murphy USA, Inc.* (Oil & Gas)	444	18,022
Neilsen Holdings N.V. (Media)	2,812	125,500
Netflix, Inc.* (Internet)	740	260,502
News Corp.* - Class A (Media)	5,624	96,845
Nordstrom, Inc. (Retail)	1,628	101,669
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	1,036	33,432
Omnicare, Inc. (Pharmaceuticals)	1,184	70,649
Omnicom Group, Inc. (Advertising)	2,812	204,151
OpenTable, Inc.* (Internet)	296	22,771
O’Reilly Automotive, Inc.* (Retail)	1,184	175,694
Outerwall, Inc.* (Diversified Financial Services)	296	21,460
Panera Bread Co.* - Class A (Retail)	296	52,235
Papa John’s International, Inc. (Retail)	296	15,425
Penn National Gaming, Inc.* (Entertainment)	740	9,117
PetSmart, Inc. (Retail)	1,184	81,566
Pier 1 Imports, Inc. (Retail)	1,184	22,354
Priceline.com, Inc.* (Internet)	592	705,599
Regal Entertainment Group - Class A (Entertainment)	888	16,588
Rent-A-Center, Inc. (Commercial Services)	592	15,747
Rite Aid Corp.* (Retail)	9,916	62,173
Rollins, Inc. (Commercial Services)	740	22,378
Ross Stores, Inc. (Retail)	2,368	169,430
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,776	96,899
Safeway, Inc. (Food)	2,516	92,941
Sally Beauty Holdings, Inc.* (Retail)	1,628	44,607
Scripps Networks Interactive - Class A (Media)	1,184	89,877
Sears Holdings Corp.* (Retail)	444	21,205
Service Corp. International (Commercial Services)	2,368	47,075
Shutterfly, Inc.* (Internet)	444	18,950
Signet Jewelers, Ltd. (Retail)	888	94,004
Sinclair Broadcast Group, Inc. - Class A (Media)	888	24,056
Sirius XM Holdings, Inc.* (Media)	33,448	107,034
Six Flags Entertainment Corp. (Entertainment)	1,036	41,594
Sotheby’s - Class A (Commercial Services)	740	32,227
Southwest Airlines Co. (Airlines)	7,844	185,197
Spirit Airlines, Inc.* (Airlines)	740	43,956
Staples, Inc. (Retail)	7,252	82,238
Starbucks Corp. (Retail)	8,436	619,034
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,072	164,931
Starz - Liberty Capital* (Media)	1,036	33,442
Sysco Corp. (Food)	6,512	235,279
Target Corp. (Retail)	7,104	429,863
The Buckle, Inc. (Retail)	296	13,557
The Cheesecake Factory, Inc. (Retail)	592	28,197
The Children’s Place Retail Stores, Inc. (Retail)	296	14,744
The Fresh Market, Inc.* (Food)	444	14,918
The Gap, Inc. (Retail)	2,960	118,578
The Home Depot, Inc. (Retail)	15,688	1,241,392
The Interpublic Group of Cos., Inc. (Advertising)	4,736	81,175
The Men’s Wearhouse, Inc. (Retail)	444	21,747
The New York Times Co. - Class A (Media)	1,332	22,804
The Wendy’s Co. (Retail)	2,960	26,995
Tiffany & Co. (Retail)	1,184	102,002
Time Warner Cable, Inc. (Media)	3,108	426,355
Time Warner, Inc. (Media)	9,916	647,812
TJX Cos., Inc. (Retail)	7,992	484,715
Tractor Supply Co. (Retail)	1,628	114,986
TripAdvisor, Inc.* (Internet)	1,184	107,259
Twenty-First Century Fox, Inc. - Class A (Media)	21,608	690,807
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	740	72,135
United Continental Holdings, Inc.* (Airlines)	4,144	184,947
United Natural Foods, Inc.* (Food)	592	41,985
Urban Outfitters, Inc.* (Retail)	1,184	43,180
Vail Resorts, Inc. (Entertainment)	444	30,947
VCA Antech, Inc.* (Pharmaceuticals)	1,036	33,390
Viacom, Inc. - Class B (Media)	4,440	377,356
Vitamin Shoppe, Inc.* (Retail)	296	14,066
Walgreen Co. (Retail)	9,768	644,981
Wal-Mart Stores, Inc. (Retail)	18,056	1,380,021
Walt Disney Co. (Media)	18,204	1,457,595
Weight Watchers International, Inc. (Commercial Services)	296	6,080
Whole Foods Market, Inc. (Food)	4,144	210,142
Williams-Sonoma, Inc. (Retail)	1,036	69,039
Wyndham Worldwide Corp. (Lodging)	1,480	108,380
Wynn Resorts, Ltd. (Lodging)	888	197,269
YUM! Brands, Inc. (Retail)	4,884	368,205
TOTAL COMMON STOCKS (Cost $15,281,349)		29,583,584

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $26,000	$26,000	$26,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,000)		26,000
TOTAL INVESTMENT SECURITIES (Cost $15,307,349) - 100.2%		29,609,584
Net other assets (liabilities) - (0.2)%		(59,737)

NET ASSETS - 100.0%		$29,549,847

See accompanying notes to schedules of portfolio investments.

*                               Non-income producing security

(a)                       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Services invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Advertising	$323,059	1.1%
Airlines	914,470	3.1%
Commercial Services	608,952	2.0%
Computers	89,910	0.3%
Distribution/Wholesale	22,887	0.1%
Diversified Financial Services	21,460	0.1%
Entertainment	306,113	1.0%
Food	847,212	2.9%
Internet	3,560,240	12.0%
Leisure Time	336,595	1.1%
Lodging	1,135,868	3.8%
Media	7,544,050	25.5%
Miscellaneous Manufacturing	23,924	0.1%
Oil & Gas	18,022	0.1%
Pharmaceuticals	982,597	3.4%
Retail	12,752,740	43.2%
Software	95,485	0.3%
Other**	(33,737)	(0.1)%
Total	$29,549,847	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.5%)
ACE, Ltd. (Insurance)	3,816	$378,013
Affiliated Managers Group, Inc.* (Diversified Financial Services)	477	95,424
AFLAC, Inc. (Insurance)	5,247	330,771
Alexander & Baldwin, Inc. (Real Estate)	477	20,301
Alexandria Real Estate Equities, Inc. (REIT)	954	69,222
Allied World Assurance Co. Holdings, Ltd. (Insurance)	477	49,222
Allstate Corp. (Insurance)	5,247	296,875
American Campus Communities, Inc. (REIT)	1,431	53,448
American Capital Agency Corp. (REIT)	4,293	92,257
American Express Co. (Diversified Financial Services)	10,971	987,718
American Financial Group, Inc. (Insurance)	954	55,055
American International Group, Inc. (Insurance)	17,172	858,771
American Realty Capital Properties, Inc. (REIT)	8,109	113,688
American Tower Corp. (REIT)	4,770	390,520
Ameriprise Financial, Inc. (Diversified Financial Services)	2,385	262,517
Annaly Mortgage Management, Inc. (REIT)	10,971	120,352
Aon PLC (Insurance)	3,339	281,411
Apartment Investment & Management Co. - Class A (REIT)	1,908	57,660
Arch Capital Group, Ltd.* (Insurance)	1,431	82,340
Argo Group International Holdings, Ltd. (Insurance)	477	21,894
ARMOUR Residential REIT, Inc. (REIT)	4,293	17,687
Arthur J. Gallagher & Co. (Insurance)	1,431	68,087
Aspen Insurance Holdings, Ltd. (Insurance)	954	37,874
Associated Banc-Corp. (Banks)	1,908	34,458
Assurant, Inc. (Insurance)	954	61,972
Assured Guaranty, Ltd. (Insurance)	1,908	48,311
AvalonBay Communities, Inc. (REIT)	1,431	187,919
Axis Capital Holdings, Ltd. (Insurance)	1,431	65,611
BancorpSouth, Inc. (Banks)	954	23,812
Bank of America Corp. (Banks)	124,497	2,141,348
Bank of Hawaii Corp. (Banks)	477	28,911
Bank of New York Mellon Corp. (Banks)	13,356	471,333
BB&T Corp. (Banks)	8,586	344,900
Berkshire Hathaway, Inc.* - Class B (Insurance)	20,988	2,622,869
BioMed Realty Trust, Inc. (REIT)	2,385	48,869
BlackRock, Inc. (Diversified Financial Services)	1,431	450,021
BOK Financial Corp. (Banks)	477	32,937
Boston Properties, Inc. (REIT)	1,908	218,523
Brandywine Realty Trust (REIT)	1,908	27,590
BRE Properties, Inc. - Class A (REIT)	954	59,892
Brown & Brown, Inc. (Insurance)	1,431	44,018
Camden Property Trust (REIT)	954	64,242
Capital One Financial Corp. (Banks)	6,678	515,274
CapitalSource, Inc. (Banks)	2,385	34,797
Capitol Federal Financial, Inc. (Savings & Loans)	1,431	17,959
Cash America International, Inc. (Diversified Financial Services)	477	18,469
Cathay Bancorp, Inc. (Banks)	954	24,031
CBL & Associates Properties, Inc. (REIT)	1,908	33,867
CBOE Holdings, Inc. (Diversified Financial Services)	954	53,996
CBRE Group, Inc.* - Class A (Real Estate)	3,339	91,588
Chimera Investment Corp. (REIT)	11,925	36,491
Cincinnati Financial Corp. (Insurance)	1,908	92,843
CIT Group, Inc. (Banks)	2,385	116,913
Citigroup, Inc. (Banks)	35,775	1,702,890
City National Corp. (Banks)	477	37,549
CME Group, Inc. (Diversified Financial Services)	3,816	282,422
CNO Financial Group, Inc. (Insurance)	2,385	43,169
Columbia Property Trust, Inc. (REIT)	1,431	38,995
Comerica, Inc. (Banks)	1,908	98,834
Commerce Bancshares, Inc. (Banks)	954	44,285
CommonWealth REIT (REIT)	1,431	37,635
Corporate Office Properties Trust (REIT)	954	25,415
Corrections Corp. of America (REIT)	1,431	44,819
Crown Castle International Corp. (Telecommunications)	3,816	281,544
CubeSmart (REIT)	1,431	24,556
Cullen/Frost Bankers, Inc. (Banks)	477	36,982
CYS Investments, Inc. (REIT)	1,908	15,760
DCT Industrial Trust, Inc. (REIT)	3,816	30,070
DDR Corp. (REIT)	3,339	55,027
DiamondRock Hospitality Co. (REIT)	2,385	28,024
Digital Realty Trust, Inc. (REIT)	1,431	75,957
Discover Financial Services (Diversified Financial Services)	5,724	333,080
Douglas Emmett, Inc. (REIT)	1,431	38,837
Duke Realty Corp. (REIT)	3,816	64,414
DuPont Fabros Technology, Inc. (REIT)	954	22,963
E*TRADE Financial Corp.* (Diversified Financial Services)	3,339	76,864
East West Bancorp, Inc. (Banks)	1,908	69,642
EastGroup Properties, Inc. (REIT)	477	30,008
Eaton Vance Corp. (Diversified Financial Services)	1,431	54,607
Endurance Specialty Holdings, Ltd. (Insurance)	477	25,677
EPR Properties (REIT)	477	25,467
Equity Lifestyle Properties, Inc. (REIT)	954	38,780
Equity Residential (REIT)	3,816	221,290
Erie Indemnity Co. - Class A (Insurance)	477	33,276
Essex Property Trust, Inc. (REIT)	477	81,114
Everest Re Group, Ltd. (Insurance)	477	73,005
Extra Space Storage, Inc. (REIT)	1,431	69,418
F.N.B. Corp. (Banks)	1,908	25,567
Federal Realty Investment Trust (REIT)	954	109,443

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federated Investors, Inc. - Class B (Diversified Financial Services)	954	$29,135
Fidelity National Title Group, Inc. - Class A (Insurance)	3,339	104,978
Fifth Third Bancorp (Banks)	10,017	229,890
Financial Engines, Inc. (Diversified Financial Services)	477	24,222
First American Financial Corp. (Insurance)	1,431	37,993
First Financial Bankshares, Inc. (Banks)	477	29,474
First Horizon National Corp. (Banks)	2,862	35,322
First Niagara Financial Group, Inc. (Savings & Loans)	4,293	40,569
First Republic Bank (Banks)	1,431	77,260
FirstMerit Corp. (Banks)	1,908	39,744
Forest City Enterprises, Inc.* - Class A (Real Estate)	1,908	36,443
Franklin Resources, Inc. (Diversified Financial Services)	4,770	258,439
Franklin Street Properties Corp. (REIT)	954	12,020
Fulton Financial Corp. (Banks)	2,385	30,003
Gaming and Leisure Properties, Inc. (REIT)	954	34,783
General Growth Properties, Inc. (REIT)	6,201	136,422
Genworth Financial, Inc.* - Class A (Insurance)	5,724	101,487
Glacier Bancorp, Inc. (Banks)	954	27,733
Greenhill & Co., Inc. (Diversified Financial Services)	477	24,794
Hancock Holding Co. (Banks)	954	34,964
Hanover Insurance Group, Inc. (Insurance)	477	29,307
Hartford Financial Services Group, Inc. (Insurance)	5,247	185,062
Hatteras Financial Corp. (REIT)	954	17,983
HCC Insurance Holdings, Inc. (Insurance)	954	43,397
HCP, Inc. (REIT)	5,247	203,531
Health Care REIT, Inc. (REIT)	3,339	199,004
Healthcare Realty Trust, Inc. (REIT)	954	23,039
Highwoods Properties, Inc. (REIT)	954	36,643
Home Properties, Inc. (REIT)	477	28,677
Hospitality Properties Trust (REIT)	1,908	54,798
Host Hotels & Resorts, Inc. (REIT)	9,063	183,435
Hudson City Bancorp, Inc. (Savings & Loans)	5,724	56,267
Huntington Bancshares, Inc. (Banks)	10,017	99,869
IBERIABANK Corp. (Banks)	477	33,462
ING US, Inc. (Insurance)	1,431	51,902
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	1,431	283,095
International Bancshares Corp. (Banks)	477	11,963
Invesco Mortgage Capital, Inc. (REIT)	1,431	23,569
Invesco, Ltd. (Diversified Financial Services)	5,247	194,139
J.P. Morgan Chase & Co. (Banks)	44,361	2,693,156
Janus Capital Group, Inc. (Diversified Financial Services)	1,908	20,740
Jones Lang LaSalle, Inc. (Real Estate)	477	56,525
Kemper Corp. (Insurance)	477	18,684
KeyCorp (Banks)	10,494	149,435
Kilroy Realty Corp. (REIT)	954	55,885
Kimco Realty Corp. (REIT)	4,770	104,368
LaSalle Hotel Properties (REIT)	1,431	44,805
Legg Mason, Inc. (Diversified Financial Services)	1,431	70,176
Lexington Realty Trust (REIT)	2,385	26,020
Liberty Property Trust (REIT)	1,908	70,520
Lincoln National Corp. (Insurance)	3,339	169,187
Loews Corp. (Insurance)	3,816	168,095
LPL Financial Holdings, Inc. (Diversified Financial Services)	954	50,123
M&T Bank Corp. (Banks)	1,431	173,580
Mack-Cali Realty Corp. (REIT)	954	19,834
Marsh & McLennan Cos., Inc. (Insurance)	6,678	329,225
MasterCard, Inc. - Class A (Commercial Services)	11,925	890,798
MB Financial, Inc. (Banks)	477	14,768
MBIA, Inc.* (Insurance)	1,908	26,693
McGraw Hill Financial, Inc. (Commercial Services)	3,339	254,766
Medical Properties Trust, Inc. (REIT)	1,908	24,403
Mercury General Corp. (Insurance)	477	21,503
MetLife, Inc. (Insurance)	13,356	705,197
MFA Financial, Inc. (REIT)	4,293	33,271
MGIC Investment Corp.* (Insurance)	3,816	32,512
Mid-America Apartment Communities, Inc. (REIT)	954	65,130
Montpelier Re Holdings, Ltd. (Insurance)	477	14,196
Moody’s Corp. (Commercial Services)	2,385	189,178
Morgan Stanley Dean Witter & Co. (Banks)	16,695	520,383
MSCI, Inc.* - Class A (Software)	1,431	61,562
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,431	52,861
National Penn Bancshares, Inc. (Banks)	1,431	14,954
National Retail Properties, Inc. (REIT)	1,431	49,112
New York Community Bancorp (Savings & Loans)	5,247	84,319
Northern Trust Corp. (Banks)	2,862	187,633
Ocwen Financial Corp.* (Diversified Financial Services)	1,431	56,067
Old National Bancorp (Banks)	954	14,224
Old Republic International Corp. (Insurance)	2,862	46,937
OMEGA Healthcare Investors, Inc. (REIT)	1,431	47,967
PartnerRe, Ltd. (Insurance)	477	49,370
People’s United Financial, Inc. (Savings & Loans)	3,816	56,744
Piedmont Office Realty Trust, Inc. - Class A (REIT)	1,908	32,722
Platinum Underwriters Holdings, Ltd. (Insurance)	477	28,668
Plum Creek Timber Co., Inc. (REIT)	1,908	80,212
PNC Financial Services Group (Banks)	6,201	539,487
Popular, Inc.* (Banks)	1,431	44,347
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	477	27,599
Post Properties, Inc. (REIT)	477	23,421
Potlatch Corp. (REIT)	477	18,455
Primerica, Inc. (Insurance)	477	22,471
Principal Financial Group, Inc. (Insurance)	3,339	153,561
PrivateBancorp, Inc. (Banks)	954	29,107
ProAssurance Corp. (Insurance)	477	21,241
Progressive Corp. (Insurance)	6,678	161,741
Prologis, Inc. (REIT)	5,724	233,711

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Prosperity Bancshares, Inc. (Banks)	477	$31,554
Protective Life Corp. (Insurance)	954	50,171
Prudential Financial, Inc. (Insurance)	5,247	444,159
Public Storage, Inc. (REIT)	1,908	321,479
Radian Group, Inc. (Insurance)	1,908	28,677
Raymond James Financial Corp. (Diversified Financial Services)	1,431	80,036
Rayonier, Inc. (REIT)	1,431	65,697
Realogy Holdings Corp.* (Real Estate)	1,908	82,902
Realty Income Corp. (REIT)	2,385	97,451
Redwood Trust, Inc. (REIT)	954	19,347
Regency Centers Corp. (REIT)	954	48,711
Regions Financial Corp. (Banks)	16,695	185,481
Reinsurance Group of America, Inc. (Insurance)	954	75,967
RenaissanceRe Holdings (Insurance)	477	46,555
Retail Properties of America, Inc. (REIT)	2,385	32,293
RLI Corp. (Insurance)	477	21,102
RLJ Lodging Trust (REIT)	1,431	38,265
Ryman Hospitality Properties, Inc. (REIT)	477	20,282
Santander Consumer USA Holdings, Inc.* (Diversified Financial Services)	954	22,972
SEI Investments Co. (Commercial Services)	1,908	64,128
Selective Insurance Group, Inc. (Insurance)	477	11,124
Senior Housing Properties Trust (REIT)	2,385	53,591
Signature Bank* (Banks)	477	59,906
Simon Property Group, Inc. (REIT)	3,816	625,824
SL Green Realty Corp. (REIT)	954	95,991
SLM Corp. (Diversified Financial Services)	5,247	128,447
Sovran Self Storage, Inc. (REIT)	477	35,036
Spirit Realty Capital, Inc. (REIT)	4,293	47,137
St. Joe Co.* (Real Estate)	954	18,365
StanCorp Financial Group, Inc. (Insurance)	477	31,864
Starwood Property Trust, Inc. (REIT)	2,385	56,262
Starwood Waypoint Residential Trust* (REIT)	477	13,733
State Street Corp. (Banks)	5,247	364,929
Stifel Financial Corp.* (Diversified Financial Services)	477	23,736
Sunstone Hotel Investors, Inc. (REIT)	2,385	32,746
SunTrust Banks, Inc. (Banks)	6,201	246,738
Susquehanna Bancshares, Inc. (Banks)	2,385	27,165
SVB Financial Group* (Banks)	477	61,428
Synovus Financial Corp. (Banks)	11,448	38,809
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,862	235,686
Tanger Factory Outlet Centers, Inc. (REIT)	954	33,390
Taubman Centers, Inc. (REIT)	954	67,534
TCF Financial Corp. (Banks)	1,908	31,787
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,862	97,165
Texas Capital Bancshares, Inc.* (Banks)	477	30,976
The Charles Schwab Corp. (Diversified Financial Services)	13,833	378,056
The Chubb Corp. (Insurance)	2,862	255,577
The Geo Group, Inc. (REIT)	954	30,757
The Goldman Sachs Group, Inc. (Banks)	4,770	781,565
The Howard Hughes Corp.* (Real Estate)	477	68,073
The Macerich Co. (REIT)	1,431	89,194
The Travelers Cos., Inc. (Insurance)	4,293	365,334
Torchmark Corp. (Insurance)	954	75,080
Trustmark Corp. (Banks)	954	24,184
Two Harbors Investment Corp. (REIT)	4,293	44,003
U.S. Bancorp (Banks)	21,465	919,990
UDR, Inc. (REIT)	2,862	73,925
UMB Financial Corp. (Banks)	477	30,862
Umpqua Holdings Corp. (Banks)	1,431	26,674
United Bankshares, Inc. (Banks)	954	29,211
UnumProvident Corp. (Insurance)	2,862	101,057
Validus Holdings, Ltd. (Insurance)	954	35,975
Valley National Bancorp (Banks)	2,385	24,828
Ventas, Inc. (REIT)	3,339	202,243
Visa, Inc. - Class A (Diversified Financial Services)	6,201	1,338,548
Vornado Realty Trust (REIT)	1,908	188,052
W.R. Berkley Corp. (Insurance)	1,431	59,558
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	954	70,233
Washington Federal, Inc. (Savings & Loans)	1,431	33,342
Washington REIT (REIT)	954	22,782
Webster Financial Corp. (Banks)	954	29,631
Weingarten Realty Investors (REIT)	1,431	42,930
Wells Fargo & Co. (Banks)	56,286	2,799,667
Westamerica Bancorp (Banks)	477	25,796
Western Union Co. (Commercial Services)	6,678	109,252
Weyerhaeuser Co. (REIT)	6,678	195,999
Willis Group Holdings PLC (Insurance)	1,908	84,200
Wintrust Financial Corp. (Banks)	477	23,211
WP Carey, Inc. (Real Estate)	477	28,653
XL Group PLC (Insurance)	3,339	104,344
Zions Bancorp (Banks)	2,385	73,887
TOTAL COMMON STOCKS (Cost $21,283,205)		42,341,993

	Principal Amount	Value
Repurchase Agreements(a)(NM)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $14,000	$14,000	$14,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,000)		14,000
TOTAL INVESTMENT SECURITIES (Cost $21,297,205) - 100.5%		42,355,993
Net other assets (liabilities) - (0.5)%		(208,353)

NET ASSETS - 100.0%		$42,147,640

*                               Non-income producing security

(a)                       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                       Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Financials invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Banks	$16,683,500	39.7%
Commercial Services	1,508,122	3.6%
Diversified Financial Services	6,081,387	14.3%
Insurance	9,885,215	23.4%
Real Estate	402,850	0.9%
REIT	7,148,613	17.2%
Savings & Loans	289,200	0.6%
Software	61,562	0.1%
Telecommunications	281,544	0.7%
Other**	(194,353)	(0.5)%
Total	$42,147,640	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                  Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
Abbott Laboratories (Pharmaceuticals)	45,172	$1,739,574
AbbVie, Inc. (Pharmaceuticals)	46,154	2,372,316
Acorda Therapeutics, Inc.* (Biotechnology)	982	37,228
Actavis PLC* (Pharmaceuticals)	4,910	1,010,723
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	491	22,645
Aetna, Inc. (Healthcare - Services)	10,802	809,826
Alere, Inc.* (Healthcare - Products)	2,455	84,329
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,892	896,350
Align Technology, Inc.* (Healthcare - Products)	1,964	101,716
Alkermes PLC* (Pharmaceuticals)	4,419	194,834
Allergan, Inc. (Pharmaceuticals)	8,838	1,096,796
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,473	98,897
Amgen, Inc. (Biotechnology)	22,095	2,725,197
Arena Pharmaceuticals, Inc.* (Biotechnology)	6,383	40,213
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	5,401	43,532
Bard (C.R.), Inc. (Healthcare - Products)	2,455	363,291
Baxter International, Inc. (Healthcare - Products)	15,712	1,156,089
Becton, Dickinson & Co. (Healthcare - Products)	5,401	632,349
Biogen Idec, Inc.* (Biotechnology)	6,874	2,102,550
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,419	301,420
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	491	62,907
Boston Scientific Corp.* (Healthcare - Products)	38,789	524,427
Bristol-Myers Squibb Co. (Pharmaceuticals)	48,118	2,499,730
Brookdale Senior Living, Inc.* (Healthcare - Services)	2,946	98,720
CareFusion Corp.* (Healthcare - Products)	5,892	236,976
Celgene Corp.* (Biotechnology)	11,784	1,645,046
Centene Corp.* (Healthcare - Services)	1,473	91,694
Cepheid, Inc.* (Healthcare - Products)	1,964	101,303
Charles River Laboratories International, Inc.* (Biotechnology)	1,473	88,881
CIGNA Corp. (Healthcare - Services)	7,856	657,783
Community Health Systems, Inc.* (Healthcare - Services)	3,437	134,627
Covance, Inc.* (Healthcare - Services)	1,473	153,045
Covidien PLC (Healthcare - Products)	13,257	976,511
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,964	143,667
DaVita, Inc.* (Healthcare - Services)	4,910	338,054
DENTSPLY International, Inc. (Healthcare - Products)	3,928	180,845
Edwards Lifesciences Corp.* (Healthcare - Products)	2,946	218,505
Eli Lilly & Co. (Pharmaceuticals)	28,478	1,676,215
Endo International PLC* (Pharmaceuticals)	3,928	269,657
Express Scripts Holding Co.* (Pharmaceuticals)	22,586	1,695,983
Forest Laboratories, Inc.* (Pharmaceuticals)	6,874	634,264
Gilead Sciences, Inc.* (Biotechnology)	44,681	3,166,097
Haemonetics Corp.* (Healthcare - Products)	1,473	48,005
HCA Holdings, Inc.* (Healthcare - Services)	9,329	489,773
Health Net, Inc.* (Healthcare - Services)	2,455	83,495
Healthcare Services Group, Inc. (Commercial Services)	1,964	57,074
HealthSouth Corp. (Healthcare - Services)	2,455	88,208
Henry Schein, Inc.* (Healthcare - Products)	2,455	293,053
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,473	56,769
HMS Holdings Corp.* (Commercial Services)	2,455	46,768
Hologic, Inc.* (Healthcare - Products)	7,856	168,904
Hospira, Inc.* (Healthcare - Products)	4,910	212,358
Humana, Inc. (Healthcare - Services)	4,419	498,110
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,473	178,822
Illumina, Inc.* (Biotechnology)	3,928	583,936
Impax Laboratories, Inc.* (Pharmaceuticals)	1,964	51,889
Incyte Corp.* (Biotechnology)	4,419	236,505
Intuitive Surgical, Inc.* (Healthcare - Products)	982	430,106
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,437	148,513
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,473	204,276
Johnson & Johnson (Pharmaceuticals)	82,488	8,102,795
Laboratory Corp. of America Holdings* (Healthcare - Services)	2,455	241,106
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,473	80,352
Magellan Health Services, Inc.* (Healthcare - Services)	982	58,282
Mallinckrodt PLC* (Pharmaceuticals)	1,473	93,403
Masimo Corp.* (Healthcare - Products)	1,473	40,228
Medivation, Inc.* (Pharmaceuticals)	1,964	126,423
Mednax, Inc.* (Healthcare - Services)	2,946	182,593
Medtronic, Inc. (Healthcare - Products)	28,969	1,782,752
Merck & Co., Inc. (Pharmaceuticals)	85,434	4,850,088
Mylan Laboratories, Inc.* (Pharmaceuticals)	10,802	527,462
Myriad Genetics, Inc.* (Biotechnology)	1,964	67,149
Nektar Therapeutics, Inc.* (Pharmaceuticals)	3,437	41,656
Owens & Minor, Inc. (Distribution/Wholesale)	1,964	68,799
PAREXEL International Corp.* (Commercial Services)	1,473	79,674

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Patterson Cos., Inc. (Healthcare - Products)	2,455	$102,521
PDL BioPharma, Inc. (Biotechnology)	3,928	32,642
Perrigo Co. PLC (Pharmaceuticals)	3,928	607,504
Pfizer, Inc. (Pharmaceuticals)	186,089	5,977,179
Pharmacyclics, Inc.* (Pharmaceuticals)	1,964	196,832
Quest Diagnostics, Inc. (Healthcare - Services)	4,419	255,948
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,473	95,642
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,455	737,187
ResMed, Inc. (Healthcare - Products)	3,928	175,542
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,964	203,490
Seattle Genetics, Inc.* (Biotechnology)	3,437	156,590
Sirona Dental Systems, Inc.* (Healthcare - Products)	1,473	109,989
St. Jude Medical, Inc. (Healthcare - Products)	8,347	545,810
STERIS Corp. (Healthcare - Products)	1,473	70,336
Stryker Corp. (Healthcare - Products)	8,347	680,030
Team Health Holdings, Inc.* (Commercial Services)	1,964	87,889
Techne Corp. (Healthcare - Products)	982	83,833
Teleflex, Inc. (Healthcare - Products)	982	105,310
Tenet Healthcare Corp.* (Healthcare - Services)	2,946	126,118
The Cooper Cos., Inc. (Healthcare - Products)	1,473	202,331
Theravance, Inc.* (Pharmaceuticals)	2,455	75,958
Thermo Fisher Scientific, Inc. (Electronics)	11,293	1,357,870
Thoratec Corp.* (Healthcare - Products)	1,473	52,748
United Therapeutics Corp.* (Biotechnology)	1,473	138,506
UnitedHealth Group, Inc. (Healthcare - Services)	28,969	2,375,167
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,455	201,482
Varian Medical Systems, Inc.* (Healthcare - Products)	2,946	247,435
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,874	486,129
VIVUS, Inc.* (Pharmaceuticals)	2,946	17,499
Waters Corp.* (Electronics)	2,455	266,147
WellCare Health Plans, Inc.* (Healthcare - Services)	1,473	93,565
WellPoint, Inc. (Healthcare - Services)	8,347	830,944
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,964	86,514
Zimmer Holdings, Inc. (Healthcare - Products)	4,910	464,388
Zoetis, Inc. (Pharmaceuticals)	14,730	426,286
TOTAL COMMON STOCKS (Cost $38,188,702)		69,317,499

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $43,000	$43,000	$43,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000
TOTAL INVESTMENT SECURITIES (Cost $38,231,702) - 99.9%		69,360,499
Net other assets (liabilities) - 0.1%		37,637

NET ASSETS - 100.0%		$69,398,136

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Health Care invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Biotechnology	$13,511,854	19.4%
Commercial Services	271,405	0.4%
Distribution/Wholesale	68,799	0.1%
Electronics	1,624,017	2.3%
Healthcare - Products	10,714,125	15.4%
Healthcare - Services	7,888,892	11.4%
Pharmaceuticals	35,238,407	50.8%
Other**	80,637	0.2%
Total	$69,398,136	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.5%)
3M Co. (Miscellaneous Manufacturing)	4,795	$650,489
ABM Industries, Inc. (Commercial Services)	411	11,812
Acacia Research Corp. (Commercial Services)	411	6,280
Accenture PLC - Class A (Computers)	4,795	382,257
Actuant Corp. - Class A (Miscellaneous Manufacturing)	548	18,714
Acuity Brands, Inc. (Electrical Components & Equipment)	274	36,324
Advisory Board Co.* (Commercial Services)	274	17,605
Aecom Technology Corp.* (Engineering & Construction)	822	26,444
AGCO Corp. (Machinery - Diversified)	685	37,785
Agilent Technologies, Inc. (Electronics)	2,603	145,560
Air Lease Corp. (Diversified Financial Services)	685	25,544
Allegion PLC (Electronics)	685	35,736
Alliance Data Systems Corp.* (Commercial Services)	411	111,977
Alliant Techsystems, Inc. (Aerospace/Defense)	274	38,949
Ametek, Inc. (Electrical Components & Equipment)	1,918	98,758
Amphenol Corp. - Class A (Electronics)	1,233	113,004
Anixter International, Inc. (Telecommunications)	137	13,908
Applied Industrial Technologies, Inc. (Machinery - Diversified)	274	13,218
AptarGroup, Inc. (Miscellaneous Manufacturing)	548	36,223
Arrow Electronics, Inc.* (Distribution/Wholesale)	822	48,794
Automatic Data Processing, Inc. (Commercial Services)	3,699	285,785
Avery Dennison Corp. (Household Products/Wares)	685	34,709
Avnet, Inc. (Electronics)	1,096	50,997
Babcock & Wilcox Co. (Machinery - Diversified)	822	27,290
Ball Corp. (Packaging & Containers)	1,096	60,073
BE Aerospace, Inc.* (Aerospace/Defense)	685	59,451
Belden, Inc. (Electrical Components & Equipment)	274	19,070
Bemis Co., Inc. (Packaging & Containers)	822	32,255
Benchmark Electronics, Inc.* (Electronics)	411	9,309
Boeing Co. (Aerospace/Defense)	5,206	653,301
Brady Corp. - Class A (Electronics)	411	11,159
Broadridge Financial Solutions, Inc. (Software)	959	35,617
C.H. Robinson Worldwide, Inc. (Transportation)	1,096	57,419
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	548	43,478
Caterpillar, Inc. (Machinery - Construction & Mining)	4,795	476,479
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	822	71,637
Cintas Corp. (Commercial Services)	822	48,999
Clarcor, Inc. (Miscellaneous Manufacturing)	411	23,571
Clean Harbors, Inc.* (Environmental Control)	411	22,519
Cognex Corp.* (Machinery - Diversified)	685	23,194
Colfax Corp.* (Miscellaneous Manufacturing)	685	48,861
Convergys Corp. (Commercial Services)	822	18,010
Con-way, Inc. (Transportation)	411	16,884
CoreLogic, Inc.* (Commercial Services)	685	20,577
CoStar Group, Inc.* (Commercial Services)	274	51,167
Covanta Holding Corp. (Environmental Control)	959	17,310
Crane Co. (Miscellaneous Manufacturing)	411	29,243
Crown Holdings, Inc.* (Packaging & Containers)	1,096	49,035
CSX Corp. (Transportation)	7,672	222,258
Cummins, Inc. (Machinery - Diversified)	1,370	204,115
Curtiss-Wright Corp. (Aerospace/Defense)	411	26,115
Danaher Corp. (Miscellaneous Manufacturing)	4,521	339,075
Deere & Co. (Machinery - Diversified)	2,877	261,231
Deluxe Corp. (Commercial Services)	411	21,565
DigitalGlobe, Inc.* (Telecommunications)	548	15,897
Donaldson Co., Inc. (Miscellaneous Manufacturing)	959	40,662
Dover Corp. (Miscellaneous Manufacturing)	1,233	100,798
Eagle Materials, Inc. (Building Materials)	411	36,439
Eaton Corp. (Miscellaneous Manufacturing)	3,562	267,577
EMCOR Group, Inc. (Engineering & Construction)	548	25,641
Emerson Electric Co. (Electrical Components & Equipment)	5,343	356,912
EnerSys (Electrical Components & Equipment)	411	28,478
Equifax, Inc. (Commercial Services)	959	65,241
Esterline Technologies Corp.* (Aerospace/Defense)	274	29,192
Euronet Worldwide, Inc.* (Commercial Services)	411	17,093
Exelis, Inc. (Aerospace/Defense)	1,507	28,648
Expeditors International of Washington, Inc. (Transportation)	1,507	59,722
Fastenal Co. (Distribution/Wholesale)	2,055	101,353
FedEx Corp. (Transportation)	2,055	272,411
FEI Co. (Electronics)	274	28,227
Fidelity National Information Services, Inc. (Software)	2,192	117,163
Fiserv, Inc.* (Software)	1,918	108,731
FleetCor Technologies, Inc.* (Commercial Services)	548	63,075
FLIR Systems, Inc. (Electronics)	1,096	39,456

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Flowserve Corp. (Machinery - Diversified)	1,096	$85,861
Fluor Corp. (Engineering & Construction)	1,233	95,840
Fortune Brands Home & Security, Inc. (Building Materials)	1,233	51,885
Forward Air Corp. (Transportation)	274	12,634
Foster Wheeler AG* (Engineering & Construction)	685	22,208
FTI Consulting, Inc.* (Commercial Services)	274	9,135
GATX Corp. (Trucking & Leasing)	411	27,899
Generac Holdings, Inc. (Electrical Components & Equipment)	548	32,316
General Cable Corp. (Electrical Components & Equipment)	411	10,526
General Dynamics Corp. (Aerospace/Defense)	2,466	268,597
General Electric Co. (Miscellaneous Manufacturing)	76,446	1,979,186
Genesee & Wyoming, Inc.* - Class A (Transportation)	411	39,999
Genpact, Ltd.* (Commercial Services)	822	14,319
Global Payments, Inc. (Commercial Services)	548	38,968
Graco, Inc. (Machinery - Diversified)	411	30,718
Greif, Inc. - Class A (Packaging & Containers)	274	14,382
Harsco Corp. (Miscellaneous Manufacturing)	548	12,840
HEICO Corp. (Aerospace/Defense)	411	24,726
Hexcel Corp.* (Miscellaneous Manufacturing)	822	35,790
Honeywell International, Inc. (Electronics)	6,028	559,157
Hub Group, Inc.* - Class A (Transportation)	274	10,957
Hubbell, Inc. - Class B (Electrical Components & Equipment)	411	49,267
Huntington Ingalls Industries, Inc. (Shipbuilding)	411	42,029
IDEX Corp. (Machinery - Diversified)	548	39,944
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,014	245,129
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,918	109,786
IPG Photonics Corp.* (Telecommunications)	274	19,476
Iron Mountain, Inc. (Commercial Services)	1,233	33,994
Itron, Inc.* (Electronics)	274	9,738
ITT Corp. (Miscellaneous Manufacturing)	685	29,291
J.B. Hunt Transport Services, Inc. (Transportation)	685	49,265
Jabil Circuit, Inc. (Electronics)	1,370	24,660
Jack Henry & Associates, Inc. (Computers)	685	38,196
Jacobs Engineering Group, Inc.* (Engineering & Construction)	959	60,897
Joy Global, Inc. (Machinery - Construction & Mining)	822	47,676
Kansas City Southern Industries, Inc. (Transportation)	822	83,893
KBR, Inc. (Engineering & Construction)	1,096	29,241
Kennametal, Inc. (Hand/Machine Tools)	548	24,276
Kirby Corp.* (Transportation)	411	41,614
Knowles Corp.* (Electronics)	685	21,625
L-3 Communications Holdings, Inc. (Aerospace/Defense)	685	80,933
Landstar System, Inc. (Transportation)	411	24,339
Lennox International, Inc. (Building Materials)	411	37,364
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	685	49,327
LinkedIn Corp.* - Class A (Internet)	685	126,684
Littelfuse, Inc. (Electrical Components & Equipment)	137	12,829
Lockheed Martin Corp. (Aerospace/Defense)	2,055	335,458
Louisiana-Pacific Corp.* (Building Materials)	1,096	18,490
Manitowoc Co. (Machinery - Diversified)	959	30,161
Manpower, Inc. (Commercial Services)	548	43,199
Martin Marietta Materials (Building Materials)	411	52,752
Masco Corp. (Building Materials)	2,740	60,856
Matson, Inc. (Transportation)	274	6,765
MAXIMUS, Inc. (Commercial Services)	548	24,583
MDU Resources Group, Inc. (Electric)	1,507	51,705
MeadWestvaco Corp. (Forest Products & Paper)	1,370	51,567
Mettler Toledo International, Inc.* (Electronics)	274	64,577
Moog, Inc.* - Class A (Aerospace/Defense)	411	26,925
MRC Global, Inc.* (Oil & Gas Services)	822	22,161
MSA Safety, Inc. (Machinery - Construction & Mining)	274	15,618
MSC Industrial Direct Co. - Class A (Retail)	411	35,560
Mueller Industries, Inc. (Metal Fabricate/Hardware)	548	16,435
National Instruments Corp. (Electronics)	685	19,653
Navistar International Corp.* (Auto Manufacturers)	548	18,561
NeuStar, Inc.* - Class A (Telecommunications)	411	13,362
Nordson Corp. (Machinery - Diversified)	411	28,971
Norfolk Southern Corp. (Transportation)	2,329	226,309
Northrop Grumman Corp. (Aerospace/Defense)	1,644	202,837
Old Dominion Freight Line, Inc.* (Transportation)	548	31,094
Oshkosh Truck Corp. (Auto Manufacturers)	685	40,326
Owens Corning, Inc. (Building Materials)	822	35,486
Owens-Illinois, Inc.* (Packaging & Containers)	1,233	41,712
PACCAR, Inc. (Auto Manufacturers)	2,740	184,785
Packaging Corp. of America (Packaging & Containers)	685	48,203
Pall Corp. (Miscellaneous Manufacturing)	822	73,544
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,096	131,202
Paychex, Inc. (Software)	2,466	105,052
Pentair, Ltd. (Miscellaneous Manufacturing)	1,507	119,565
PerkinElmer, Inc. (Electronics)	822	37,039
PHH Corp.* (Commercial Services)	411	10,620
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,096	277,025
Quanta Services, Inc.* (Commercial Services)	1,644	60,664

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
R.R. Donnelley & Sons Co. (Commercial Services)	1,507	$26,975
Raytheon Co. (Aerospace/Defense)	2,329	230,082
Regal-Beloit Corp. (Hand/Machine Tools)	411	29,884
Republic Services, Inc. (Environmental Control)	2,055	70,199
Robert Half International, Inc. (Commercial Services)	1,096	45,977
Rock-Tenn Co. - Class A (Packaging & Containers)	548	57,853
Rockwell Automation, Inc. (Machinery - Diversified)	1,096	136,507
Rockwell Collins, Inc. (Aerospace/Defense)	1,096	87,318
Roper Industries, Inc. (Machinery - Diversified)	822	109,745
Ryder System, Inc. (Transportation)	411	32,847
Sealed Air Corp. (Packaging & Containers)	1,507	49,535
Sensata Tech Holding N.V.* (Electronics)	1,096	46,733
Sherwin-Williams Co. (Chemicals)	685	135,034
Silgan Holdings, Inc. (Packaging & Containers)	274	13,568
Simpson Manufacturing Co., Inc. (Building Materials)	274	9,680
Smith Corp. (Miscellaneous Manufacturing)	548	25,219
Sonoco Products Co. (Packaging & Containers)	822	33,718
Spirit Aerosystems Holdings, Inc.* - Class A (Aerospace/Defense)	822	23,172
SPX Corp. (Miscellaneous Manufacturing)	274	26,937
Stericycle, Inc.* (Commercial Services)	685	77,830
TE Connectivity, Ltd. (Electronics)	3,151	189,723
Teledyne Technologies, Inc.* (Aerospace/Defense)	274	26,668
Terex Corp. (Machinery - Diversified)	822	36,415
TETRA Tech, Inc.* (Environmental Control)	548	16,215
Texas Industries, Inc.* (Building Materials)	137	12,278
Textron, Inc. (Miscellaneous Manufacturing)	2,192	86,124
The ADT Corp. (Commercial Services)	1,370	41,032
The Brink’s Co. (Commercial Services)	411	11,734
The Corporate Executive Board Co. (Commercial Services)	274	20,339
The Timken Co. (Metal Fabricate/Hardware)	548	32,211
The Valspar Corp. (Chemicals)	548	39,522
Toro Co. (Housewares)	411	25,971
Total System Services, Inc. (Commercial Services)	1,233	37,496
Towers Watson & Co. - Class A (Commercial Services)	548	62,499
TransDigm Group, Inc. (Aerospace/Defense)	411	76,117
Trimble Navigation, Ltd.* (Electronics)	1,918	74,553
Trinity Industries, Inc. (Miscellaneous Manufacturing)	548	39,494
Triumph Group, Inc. (Aerospace/Defense)	411	26,542
Tyco International, Ltd. (Electronics)	3,562	151,029
Union Pacific Corp. (Transportation)	3,425	642,737
United Parcel Service, Inc. - Class B (Transportation)	5,343	520,301
United Rentals, Inc.* (Commercial Services)	685	65,034
United Stationers, Inc. (Distribution/Wholesale)	274	11,253
United Technologies Corp. (Aerospace/Defense)	6,439	752,333
Universal Display Corp.* (Electrical Components & Equipment)	274	8,743
URS Corp. (Engineering & Construction)	548	25,789
USG Corp.* (Building Materials)	685	22,413
UTI Worldwide, Inc. (Transportation)	685	7,254
Valmont Industries, Inc. (Metal Fabricate/Hardware)	137	20,391
Veeco Instruments, Inc.* (Semiconductors)	274	11,489
Verisk Analytics, Inc.* - Class A (Commercial Services)	1,096	65,716
Vishay Intertechnology, Inc. (Electronics)	1,096	16,308
Vulcan Materials Co. (Building Materials)	959	63,725
W.W. Grainger, Inc. (Distribution/Wholesale)	411	103,844
Wabtec Corp. (Machinery - Diversified)	685	53,088
Waste Connections, Inc. (Environmental Control)	959	42,062
Waste Management, Inc. (Commercial Services)	3,288	138,325
Watsco, Inc. (Distribution/Wholesale)	274	27,375
WESCO International, Inc.* (Distribution/Wholesale)	274	22,802
WEX, Inc.* (Commercial Services)	274	26,044
Woodward, Inc. (Electronics)	411	17,069
Xerox Corp. (Office/Business Equipment)	8,494	95,982
Xylem, Inc. (Machinery - Diversified)	1,370	49,896
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	411	28,528
TOTAL COMMON STOCKS (Cost $9,248,796)		19,429,369

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $78,000	$78,000	$78,000
TOTAL REPURCHASE AGREEMENTS (Cost $78,000)		78,000
TOTAL INVESTMENT SECURITIES (Cost $9,326,796) - 99.9%		19,507,369
Net other assets (liabilities) - 0.1%		21,524

NET ASSETS - 100.0%		$19,528,893

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Industrials invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$2,997,364	15.3%
Auto Manufacturers	243,672	1.2%
Building Materials	401,368	2.0%
Chemicals	174,556	0.9%
Commercial Services	1,593,669	8.2%
Computers	420,453	2.2%
Distribution/Wholesale	315,421	1.6%
Diversified Financial Services	25,544	0.1%
Electric	51,705	0.3%
Electrical Components & Equipment	653,223	3.4%
Electronics	1,665,312	8.6%
Engineering & Construction	357,697	1.9%
Environmental Control	168,305	0.9%
Forest Products & Paper	51,567	0.3%
Hand/Machine Tools	103,487	0.5%
Household Products/Wares	34,709	0.2%
Housewares	25,971	0.1%
Internet	126,684	0.6%
Machinery - Construction & Mining	539,773	2.8%
Machinery - Diversified	1,196,667	6.2%
Metal Fabricate/Hardware	346,062	1.8%
Miscellaneous Manufacturing	4,512,798	23.0%
Office/Business Equipment	95,982	0.5%
Oil & Gas Services	22,161	0.1%
Packaging & Containers	400,334	2.0%
Retail	35,560	0.2%
Semiconductors	11,489	0.1%
Shipbuilding	42,029	0.2%
Software	366,563	1.9%
Telecommunications	62,643	0.3%
Transportation	2,358,702	12.0%
Trucking & Leasing	27,899	0.1%
Other**	99,524	0.5%
Total	$19,528,893	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.8%)
Akamai Technologies, Inc.* (Software)	7,770	$452,292
Allscripts Healthcare Solutions, Inc.* (Software)	14,430	260,173
Amazon.com, Inc.* (Internet)	3,478	1,170,416
Conversant, Inc.* (Software)	8,288	233,307
Cornerstone OnDemand, Inc.* (Software)	4,514	216,085
DealerTrack Holdings, Inc.* (Internet)	4,588	225,684
Digital River, Inc.* (Software)	7,252	126,402
E*TRADE Financial Corp.* (Diversified Financial Services)	16,280	374,766
EarthLink Holdings Corp. (Telecommunications)	29,822	107,657
eBay, Inc.* (Internet)	16,650	919,746
Ebix, Inc. (Software)	7,770	132,634
Equinix, Inc.* (Internet)	2,294	424,023
Expedia, Inc. (Internet)	5,328	386,280
Facebook, Inc.* - Class A (Internet)	17,020	1,025,286
Google, Inc.* - Class A (Internet)	1,406	1,567,001
Groupon, Inc.* (Internet)	32,856	257,591
IAC/InterActiveCorp (Internet)	4,736	338,103
j2 Global, Inc. (Computers)	4,810	240,741
Juniper Networks, Inc.* (Telecommunications)	19,758	508,967
LinkedIn Corp.* - Class A (Internet)	2,960	547,422
LivePerson, Inc.* (Computers)	11,692	141,122
Netflix, Inc.* (Internet)	1,554	547,055
NETGEAR, Inc.* (Telecommunications)	5,476	184,705
NetSuite, Inc.* (Software)	2,664	252,627
OpenTable, Inc.* (Internet)	2,738	210,634
Pandora Media, Inc.* (Internet)	10,138	307,384
Priceline.com, Inc.* (Internet)	740	881,999
Rackspace Hosting, Inc.* (Internet)	8,658	284,156
Salesforce.com, Inc.* (Software)	12,210	697,069
Sapient Corp.* (Internet)	13,024	222,189
Sonus Networks, Inc.* (Telecommunications)	45,806	154,366
TD Ameritrade Holding Corp. (Diversified Financial Services)	12,136	412,017
Tibco Software, Inc.* (Internet)	13,098	266,151
TripAdvisor, Inc.* (Internet)	4,588	415,627
Twitter, Inc.* (Internet)	5,994	279,740
United Online, Inc. (Internet)	7,474	86,399
VeriSign, Inc.* (Internet)	7,030	378,987
VirnetX Holding Corp.* (Internet)	9,398	133,264
Vocus, Inc.* (Internet)	7,252	96,669
Yahoo!, Inc.* (Internet)	20,202	725,252
TOTAL COMMON STOCKS (Cost $10,103,740)		16,191,988
TOTAL INVESTMENT SECURITIES (Cost $10,103,740) - 100.8%		16,191,988
Net other assets (liabilities) - (0.8)%		(123,576)

NET ASSETS - 100.0%		$16,068,412

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Internet invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Computers	$381,863	2.4%
Diversified Financial Services	786,783	4.9%
Internet	11,697,058	72.8%
Software	2,370,589	14.7%
Telecommunications	955,695	6.0%
Other**	(123,576)	(0.8)%
Total	$16,068,412	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.7%)
Anadarko Petroleum Corp. (Oil & Gas)	15,096	$1,279,537
Apache Corp. (Oil & Gas)	11,988	994,405
Atwood Oceanics, Inc.* (Oil & Gas)	1,776	89,493
Baker Hughes, Inc. (Oil & Gas Services)	13,098	851,632
Bristow Group, Inc. (Transportation)	1,110	83,828
Cabot Oil & Gas Corp. (Oil & Gas)	12,654	428,718
Cameron International Corp.* (Oil & Gas Services)	6,438	397,675
CARBO Ceramics, Inc. (Oil & Gas Services)	666	91,901
Chart Industries, Inc.* (Machinery - Diversified)	888	70,640
Cheniere Energy, Inc.* (Oil & Gas)	6,660	368,631
Chesapeake Energy Corp. (Oil & Gas)	15,318	392,447
Chevron Corp. (Oil & Gas)	57,498	6,837,087
Cimarex Energy Co. (Oil & Gas)	2,664	317,309
Cobalt International Energy, Inc.* (Oil & Gas)	8,880	162,682
Concho Resources, Inc.* (Oil & Gas)	3,108	380,730
ConocoPhillips (Oil & Gas)	36,852	2,592,538
Continental Resources, Inc.* (Oil & Gas)	1,332	165,528
Core Laboratories N.V. (Oil & Gas Services)	1,332	264,322
Denbury Resources, Inc. (Oil & Gas)	10,656	174,758
Devon Energy Corp. (Oil & Gas)	11,544	772,640
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,998	97,422
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,220	129,670
Dril-Quip, Inc.* (Oil & Gas Services)	1,332	149,317
Energen Corp. (Oil & Gas)	2,220	179,398
Energy XXI (Bermuda), Ltd. (Oil & Gas)	2,220	52,325
Ensco PLCADR - Class A (Oil & Gas)	7,104	374,949
EOG Resources, Inc. (Oil & Gas)	8,214	1,611,340
EQT Corp. (Oil & Gas)	4,440	430,547
EXCO Resources, Inc. (Oil & Gas)	5,106	28,594
Exterran Holdings, Inc. (Oil & Gas Services)	1,776	77,931
Exxon Mobil Corp. (Oil & Gas)	130,092	12,707,386
First Solar, Inc.* (Semiconductors)	2,220	154,934
FMC Technologies, Inc.* (Oil & Gas Services)	7,104	371,468
Gulfport Energy Corp.* (Oil & Gas)	2,664	189,624
Halliburton Co. (Oil & Gas Services)	25,530	1,503,462
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,886	66,320
Helmerich & Payne, Inc. (Oil & Gas)	3,330	358,175
Hess Corp. (Oil & Gas)	8,214	680,776
HollyFrontier Corp. (Oil & Gas)	5,994	285,195
Kinder Morgan, Inc. (Pipelines)	20,202	656,363
Kodiak Oil & Gas Corp.* (Oil & Gas)	7,992	97,023
Marathon Oil Corp. (Oil & Gas)	21,090	749,117
Marathon Petroleum Corp. (Oil & Gas)	8,880	772,915
McDermott International, Inc.* (Engineering & Construction)	7,104	55,553
Murphy Oil Corp. (Oil & Gas)	5,106	320,963
Nabors Industries, Ltd. (Oil & Gas)	7,770	191,531
National Oilwell Varco, Inc. (Oil & Gas Services)	12,876	1,002,654
Newfield Exploration Co.* (Oil & Gas)	3,996	125,315
Noble Corp. (Oil & Gas)	7,548	247,122
Noble Energy, Inc. (Oil & Gas)	10,878	772,773
Oasis Petroleum, Inc.* (Oil & Gas)	2,886	120,433
Occidental Petroleum Corp. (Oil & Gas)	23,976	2,284,673
Oceaneering International, Inc. (Oil & Gas Services)	3,330	239,294
OGE Energy Corp. (Electric)	5,994	220,339
Oil States International, Inc.* (Oil & Gas Services)	1,554	153,224
ONEOK, Inc. (Pipelines)	6,216	368,298
Patterson-UTI Energy, Inc. (Oil & Gas)	4,440	140,659
Phillips 66 (Oil & Gas)	17,760	1,368,585
Pioneer Natural Resources Co. (Oil & Gas)	4,218	789,357
QEP Resources, Inc. (Oil & Gas)	5,328	156,856
Range Resources Corp. (Oil & Gas)	4,884	405,225
Rosetta Resources, Inc.* (Oil & Gas)	1,776	82,726
Rowan Cos. PLC* - Class A (Oil & Gas)	3,774	127,108
SandRidge Energy, Inc. (Oil & Gas)	10,878	66,791
Schlumberger, Ltd. (Oil & Gas Services)	39,294	3,831,166
SEACOR Holdings, Inc.* (Oil & Gas Services)	666	57,556
SemGroup Corp. - Class A (Pipelines)	1,332	87,486
SM Energy Co. (Oil & Gas)	1,998	142,437
Southwestern Energy Co.* (Oil & Gas)	10,656	490,283
Spectra Energy Corp. (Pipelines)	20,202	746,262
Superior Energy Services, Inc. (Oil & Gas Services)	4,884	150,232
Teekay Shipping Corp. (Transportation)	1,110	62,426
Tesoro Petroleum Corp. (Oil & Gas)	3,996	202,158
The Williams Cos., Inc. (Pipelines)	20,646	837,815
Tidewater, Inc. (Transportation)	1,554	75,555
Transocean, Ltd. (Oil & Gas)	10,212	422,164
Ultra Petroleum Corp.* (Oil & Gas)	4,662	125,361
Unit Corp.* (Oil & Gas)	1,332	87,086
Valero Energy Corp. (Oil & Gas)	15,984	848,750
Weatherford International, Ltd.* (Oil & Gas Services)	23,088	400,808
Western Refining, Inc. (Oil & Gas)	1,554	59,984
Whiting Petroleum Corp.* (Oil & Gas)	3,552	246,473
World Fuel Services Corp. (Retail)	2,220	97,902
WPX Energy, Inc.* (Oil & Gas)	5,994	108,072
TOTAL COMMON STOCKS (Cost $19,294,223)		56,760,207
TOTAL INVESTMENT SECURITIES (Cost $19,294,223) - 99.7%		56,760,207
Net other assets (liabilities) - 0.3%		153,441

NET ASSETS - 100.0%		$56,913,648

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Oil & Gas invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Electric	$220,339	0.4%
Engineering & Construction	55,553	0.1%
Machinery - Diversified	70,640	0.1%
Oil & Gas	43,504,174	76.4%
Oil & Gas Services	9,738,632	17.1%
Pipelines	2,696,224	4.7%
Retail	97,902	0.2%
Semiconductors	154,934	0.3%
Transportation	221,809	0.4%
Other**	153,441	0.3%
Total	$56,913,648	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (64.1%)
Actavis PLC* (Pharmaceuticals)	2,584	$531,916
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	304	14,020
Allergan, Inc. (Pharmaceuticals)	4,560	565,896
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,736	22,053
Bristol-Myers Squibb Co. (Pharmaceuticals)	24,776	1,287,113
Eli Lilly & Co. (Pharmaceuticals)	14,896	876,779
Endo International PLC* (Pharmaceuticals)	2,128	146,087
Forest Laboratories, Inc.* (Pharmaceuticals)	3,648	336,601
Hospira, Inc.* (Healthcare - Products)	2,584	111,758
Impax Laboratories, Inc.* (Pharmaceuticals)	912	24,095
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	760	105,397
Johnson & Johnson (Pharmaceuticals)	42,712	4,195,600
Mallinckrodt PLC* (Pharmaceuticals)	912	57,830
Merck & Co., Inc. (Pharmaceuticals)	44,384	2,519,680
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,624	274,620
Perrigo Co. PLC (Pharmaceuticals)	1,976	305,608
Pfizer, Inc. (Pharmaceuticals)	96,368	3,095,340
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	912	59,216
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	912	94,492
Theravance, Inc.* (Pharmaceuticals)	1,216	37,623
VIVUS, Inc.* (Pharmaceuticals)	1,520	9,029
Zoetis, Inc. (Pharmaceuticals)	7,600	219,944
TOTAL COMMON STOCKS (Cost $8,656,107)		14,890,697

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $25,000	$25,000	$25,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,000)		25,000
TOTAL INVESTMENT SECURITIES (Cost $8,681,107) - 64.2%		14,915,697
Net other assets (liabilities) - 35.8%		8,316,206

NET ASSETS - 100.0%		$23,231,903

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	0.62%	4/23/14	$8,329,001	$(999)

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Biotechnology	$36,073	0.2%
Healthcare - Products	111,758	0.5%
Pharmaceuticals	14,742,866	63.4%
Other**	8,341,206	35.9%
Total	$23,231,903	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.2%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $37,506,015	$37,506,000	$37,506,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,506,000)		37,506,000
TOTAL INVESTMENT SECURITIES (Cost $37,506,000) - 101.2%		37,506,000
Net other assets (liabilities) - (1.2)%		(438,382)

NET ASSETS - 100.0%		$37,067,618

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $7,844,000.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	0.62%	4/23/14	$18,513,048	$(175,598)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	0.72%	4/23/14	18,537,925	(173,657)
				$(349,255)

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.3%)
Alexander & Baldwin, Inc. (Real Estate)	1,222	$52,008
Alexandria Real Estate Equities, Inc. (REIT)	2,068	150,054
American Campus Communities, Inc. (REIT)	3,102	115,860
American Capital Agency Corp. (REIT)	11,280	242,407
American Realty Capital Properties, Inc. (REIT)	20,680	289,934
American Tower Corp. (REIT)	11,562	946,580
Annaly Mortgage Management, Inc. (REIT)	27,730	304,198
Apartment Investment & Management Co. - Class A (REIT)	4,324	130,671
ARMOUR Residential REIT, Inc. (REIT)	10,904	44,924
AvalonBay Communities, Inc. (REIT)	3,572	469,075
BioMed Realty Trust, Inc. (REIT)	5,640	115,564
Boston Properties, Inc. (REIT)	4,512	516,759
Brandywine Realty Trust (REIT)	4,606	66,603
BRE Properties, Inc. - Class A (REIT)	2,256	141,632
Camden Property Trust (REIT)	2,538	170,909
CBL & Associates Properties, Inc. (REIT)	4,982	88,431
CBRE Group, Inc.* - Class A (Real Estate)	8,178	224,322
Chimera Investment Corp. (REIT)	30,080	92,045
Columbia Property Trust, Inc. (REIT)	3,666	99,899
CommonWealth REIT (REIT)	3,291	86,547
Corporate Office Properties Trust (REIT)	2,538	67,612
Corrections Corp. of America (REIT)	3,384	105,987
Crown Castle International Corp. (Telecommunications)	9,776	721,273
CubeSmart (REIT)	3,760	64,522
CYS Investments, Inc. (REIT)	4,700	38,822
DCT Industrial Trust, Inc. (REIT)	9,400	74,072
DDR Corp. (REIT)	8,554	140,970
DiamondRock Hospitality Co. (REIT)	5,734	67,375
Digital Realty Trust, Inc. (REIT)	3,760	199,581
Douglas Emmett, Inc. (REIT)	3,760	102,046
Duke Realty Corp. (REIT)	9,588	161,845
DuPont Fabros Technology, Inc. (REIT)	1,880	45,252
EastGroup Properties, Inc. (REIT)	940	59,135
EPR Properties (REIT)	1,504	80,299
Equity Lifestyle Properties, Inc. (REIT)	2,350	95,528
Equity Residential (REIT)	9,870	572,361
Essex Property Trust, Inc. (REIT)	1,128	191,816
Extra Space Storage, Inc. (REIT)	3,196	155,038
Federal Realty Investment Trust (REIT)	1,974	226,457
Forest City Enterprises, Inc.* - Class A (Real Estate)	4,606	87,975
Franklin Street Properties Corp. (REIT)	2,538	31,979
Gaming and Leisure Properties, Inc. (REIT)	2,632	95,963
General Growth Properties, Inc. (REIT)	15,228	335,015
Hatteras Financial Corp. (REIT)	2,820	53,157
HCP, Inc. (REIT)	13,348	517,769
Health Care REIT, Inc. (REIT)	8,460	504,216
Healthcare Realty Trust, Inc. (REIT)	2,820	68,103
Highwoods Properties, Inc. (REIT)	2,632	101,095
Home Properties, Inc. (REIT)	1,692	101,723
Hospitality Properties Trust (REIT)	4,418	126,885
Host Hotels & Resorts, Inc. (REIT)	22,184	449,004
Invesco Mortgage Capital, Inc. (REIT)	3,572	58,831
Jones Lang LaSalle, Inc. (Real Estate)	1,316	155,946
Kilroy Realty Corp. (REIT)	2,444	143,170
Kimco Realty Corp. (REIT)	12,032	263,260
LaSalle Hotel Properties (REIT)	3,008	94,180
Lexington Realty Trust (REIT)	6,016	65,635
Liberty Property Trust (REIT)	4,324	159,815
Mack-Cali Realty Corp. (REIT)	2,632	54,719
Medical Properties Trust, Inc. (REIT)	4,982	63,720
MFA Financial, Inc. (REIT)	10,716	83,049
Mid-America Apartment Communities, Inc. (REIT)	2,162	147,600
National Retail Properties, Inc. (REIT)	3,572	122,591
OMEGA Healthcare Investors, Inc. (REIT)	3,666	122,884
Piedmont Office Realty Trust, Inc. - Class A (REIT)	4,512	77,381
Plum Creek Timber Co., Inc. (REIT)	5,170	217,347
Post Properties, Inc. (REIT)	1,598	78,462
Potlatch Corp. (REIT)	1,222	47,279
Prologis, Inc. (REIT)	14,664	598,731
Public Storage, Inc. (REIT)	4,230	712,713
Rayonier, Inc. (REIT)	3,666	168,306
Realogy Holdings Corp.* (Real Estate)	4,324	187,879
Realty Income Corp. (REIT)	6,110	249,655
Redwood Trust, Inc. (REIT)	2,444	49,564
Regency Centers Corp. (REIT)	2,726	139,190
Retail Properties of America, Inc. (REIT)	5,452	73,820
RLJ Lodging Trust (REIT)	3,572	95,515
Ryman Hospitality Properties, Inc. (REIT)	1,504	63,950
Senior Housing Properties Trust (REIT)	5,546	124,619
Simon Property Group, Inc. (REIT)	9,212	1,510,767
SL Green Realty Corp. (REIT)	2,820	283,748
Sovran Self Storage, Inc. (REIT)	940	69,043
Spirit Realty Capital, Inc. (REIT)	10,340	113,533
St. Joe Co.* (Real Estate)	2,726	52,476
Starwood Property Trust, Inc. (REIT)	5,734	135,265
Starwood Waypoint Residential Trust* (REIT)	1,128	32,475
Sunstone Hotel Investors, Inc. (REIT)	5,358	73,565
Tanger Factory Outlet Centers, Inc. (REIT)	2,820	98,700
Taubman Centers, Inc. (REIT)	1,880	133,085
The Geo Group, Inc. (REIT)	2,068	66,672
The Howard Hughes Corp.* (Real Estate)	940	134,147
The Macerich Co. (REIT)	4,136	257,797
Two Harbors Investment Corp. (REIT)	10,716	109,839
UDR, Inc. (REIT)	7,332	189,386
Ventas, Inc. (REIT)	8,648	523,809

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vornado Realty Trust (REIT)	5,076	$500,291
Washington REIT (REIT)	1,974	47,139
Weingarten Realty Investors (REIT)	3,290	98,700
Weyerhaeuser Co. (REIT)	17,108	502,120
WP Carey, Inc. (Real Estate)	1,692	101,638
TOTAL COMMON STOCKS (Cost $9,992,400)		19,445,303
TOTAL INVESTMENT SECURITIES (Cost $9,992,400) - 99.3%		19,445,303
Net other assets (liabilities) - 0.7%		129,569

NET ASSETS - 100.0%		$19,574,872

*                                         Non-income producing security

ProFund VP Real Estate invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Real Estate	$996,391	5.1%
REIT	17,727,639	90.5%
Telecommunications	721,273	3.7%
Other**	129,569	0.7%
Total	$19,574,872	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (79.2%)
Advanced Micro Devices, Inc.* (Semiconductors)	3,657	$14,665
Altera Corp. (Semiconductors)	1,863	67,515
Analog Devices, Inc. (Semiconductors)	1,863	99,000
Applied Materials, Inc. (Semiconductors)	7,176	146,534
Atmel Corp.* (Semiconductors)	2,484	20,766
Avago Technologies, Ltd. (Semiconductors)	1,449	93,330
Broadcom Corp. - Class A (Semiconductors)	3,243	102,090
Cavium, Inc.* (Semiconductors)	345	15,087
Cirrus Logic, Inc.* (Semiconductors)	345	6,855
Cree, Inc.* (Semiconductors)	690	39,026
Cypress Semiconductor Corp. (Semiconductors)	828	8,504
Fairchild Semiconductor International, Inc.* (Semiconductors)	759	10,467
Hittite Microwave Corp. (Semiconductors)	207	13,049
Integrated Device Technology, Inc.* (Semiconductors)	828	10,126
Intel Corp. (Semiconductors)	29,394	758,659
InterDigital, Inc. (Telecommunications)	207	6,854
International Rectifier Corp.* (Semiconductors)	414	11,344
KLA-Tencor Corp. (Semiconductors)	966	66,789
Lam Research Corp.* (Semiconductors)	966	53,130
Linear Technology Corp. (Semiconductors)	1,380	67,192
LSI Logic Corp. (Semiconductors)	3,312	36,664
Marvell Technology Group, Ltd. (Semiconductors)	2,415	38,036
Maxim Integrated Products, Inc. (Semiconductors)	1,656	54,847
Microchip Technology, Inc. (Semiconductors)	1,173	56,022
Micron Technology, Inc.* (Semiconductors)	6,279	148,561
Microsemi Corp.* (Semiconductors)	552	13,817
NVIDIA Corp. (Semiconductors)	3,243	58,082
ON Semiconductor Corp.* (Semiconductors)	2,691	25,295
PMC-Sierra, Inc.* (Semiconductors)	1,173	8,927
RF Micro Devices, Inc.* (Telecommunications)	1,656	13,049
Semtech Corp.* (Semiconductors)	414	10,491
Silicon Laboratories, Inc.* (Semiconductors)	207	10,816
Skyworks Solutions, Inc.* (Semiconductors)	1,104	41,422
SunEdison, Inc.* (Semiconductors)	1,449	27,299
Synaptics, Inc.* (Computers)	207	12,424
Teradyne, Inc.* (Semiconductors)	1,173	23,331
Texas Instruments, Inc. (Semiconductors)	6,417	302,562
Xilinx, Inc. (Semiconductors)	1,587	86,126
TOTAL COMMON STOCKS (Cost $1,728,709)		2,578,753
TOTAL INVESTMENT SECURITIES (Cost $1,728,709) - 79.2%		2,578,753
Net other assets (liabilities) - 20.8%		675,764

NET ASSETS - 100.0%		$3,254,517

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	0.62%	4/23/14	$679,918	$(82)

ProFund VP Semiconductor invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Computers	$12,424	0.4%
Semiconductors	2,546,426	78.2%
Telecommunications	19,903	0.6%
Other**	675,764	20.8%
Total	$3,254,517	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
3D Systems Corp.* (Computers)	574	$33,952
ACI Worldwide, Inc.* (Software)	287	16,988
Adobe Systems, Inc.* (Software)	2,870	188,674
ADTRAN, Inc. (Telecommunications)	287	7,006
Advanced Micro Devices, Inc.* (Semiconductors)	4,018	16,112
Akamai Technologies, Inc.* (Software)	1,148	66,825
Allscripts Healthcare Solutions, Inc.* (Software)	1,148	20,698
Altera Corp. (Semiconductors)	2,009	72,806
Amdocs, Ltd. (Telecommunications)	1,148	53,336
Analog Devices, Inc. (Semiconductors)	2,009	106,758
ANSYS, Inc.* (Software)	574	44,209
AOL, Inc.* (Internet)	574	25,124
Apple Computer, Inc. (Computers)	5,740	3,080,888
Applied Materials, Inc. (Semiconductors)	7,749	158,235
ARRIS Group, Inc.* (Telecommunications)	861	24,263
Aruba Networks, Inc.* (Telecommunications)	574	10,763
Aspen Technology, Inc.* (Software)	574	24,315
athenahealth, Inc.* (Software)	287	45,989
Atmel Corp.* (Semiconductors)	2,870	23,993
Autodesk, Inc.* (Software)	1,435	70,573
Avago Technologies, Ltd. (Semiconductors)	1,722	110,914
Broadcom Corp. - Class A (Semiconductors)	3,444	108,417
Brocade Communications Systems, Inc.* (Computers)	2,870	30,451
CA, Inc. (Software)	2,009	62,219
CACI International, Inc.* - Class A (Computers)	287	21,181
Cadence Design Systems, Inc.* (Computers)	2,009	31,220
Cavium, Inc.* (Semiconductors)	287	12,551
Cerner Corp.* (Software)	2,009	113,006
Ciena Corp.* (Telecommunications)	574	13,053
Cirrus Logic, Inc.* (Semiconductors)	287	5,703
Cisco Systems, Inc. (Telecommunications)	33,292	746,073
Citrix Systems, Inc.* (Software)	1,148	65,930
Cognizant Technology Solutions Corp.* (Computers)	4,018	203,351
CommVault Systems, Inc.* (Software)	287	18,641
Computer Sciences Corp. (Computers)	861	52,366
Compuware Corp. (Software)	1,435	15,068
Concur Technologies, Inc.* (Software)	287	28,433
Corning, Inc. (Telecommunications)	8,897	185,236
Cree, Inc.* (Semiconductors)	861	48,698
Cypress Semiconductor Corp. (Semiconductors)	861	8,842
Diebold, Inc. (Computers)	287	11,448
DST Systems, Inc. (Computers)	287	27,205
Electronics for Imaging, Inc.* (Computers)	287	12,430
EMC Corp. (Computers)	13,202	361,867
Equinix, Inc.* (Internet)	287	53,049
F5 Networks, Inc.* (Internet)	574	61,206
Facebook, Inc.* - Class A (Internet)	10,906	656,978
Fair Isaac Corp. (Software)	287	15,877
Fairchild Semiconductor International, Inc.* (Semiconductors)	861	11,873
Finisar Corp.* (Telecommunications)	574	15,217
Fortinet, Inc.* (Computers)	861	18,968
Garmin, Ltd. (Electronics)	861	47,579
Gartner Group, Inc.* (Commercial Services)	574	39,859
Google, Inc.* - Class A (Internet)	1,722	1,919,185
Guidewire Software, Inc.* (Software)	574	28,155
Harris Corp. (Telecommunications)	574	41,994
Hewlett-Packard Co. (Computers)	12,341	399,355
Hittite Microwave Corp. (Semiconductors)	287	18,092
IAC/InterActiveCorp (Internet)	574	40,978
Informatica Corp.* (Software)	574	21,686
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	861	25,451
Integrated Device Technology, Inc.* (Semiconductors)	861	10,530
Intel Corp. (Semiconductors)	32,144	829,637
InterDigital, Inc. (Telecommunications)	287	9,503
International Business Machines Corp. (Computers)	6,314	1,215,382
International Rectifier Corp.* (Semiconductors)	574	15,728
Intuit, Inc. (Software)	1,722	133,851
j2 Global, Inc. (Computers)	287	14,364
JDS Uniphase Corp.* (Telecommunications)	1,435	20,090
Juniper Networks, Inc.* (Telecommunications)	3,157	81,324
KLA-Tencor Corp. (Semiconductors)	1,148	79,373
Lam Research Corp.* (Semiconductors)	1,148	63,140
Leidos Holdings, Inc. (Commercial Services)	574	20,302
Lexmark International, Inc. - Class A (Computers)	287	13,285
Linear Technology Corp. (Semiconductors)	1,435	69,870
LSI Logic Corp. (Semiconductors)	3,731	41,302
Marvell Technology Group, Ltd. (Semiconductors)	2,583	40,682
Maxim Integrated Products, Inc. (Semiconductors)	1,722	57,033
Medidata Solutions, Inc.* (Software)	287	15,596
Mentor Graphics Corp. (Computers)	574	12,639
Microchip Technology, Inc. (Semiconductors)	1,148	54,828
Micron Technology, Inc.* (Semiconductors)	6,888	162,970
Micros Systems, Inc.* (Computers)	574	30,382
Microsemi Corp.* (Semiconductors)	574	14,367
Microsoft Corp. (Software)	48,790	1,999,901
Motorola Solutions, Inc. (Telecommunications)	1,435	92,256
NCR Corp.* (Computers)	1,148	41,959
NetApp, Inc. (Computers)	2,009	74,132

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NetSuite, Inc.* (Software)	287	$27,216
Nuance Communications, Inc.* (Software)	1,722	29,567
NVIDIA Corp. (Semiconductors)	3,444	61,682
ON Semiconductor Corp.* (Semiconductors)	2,870	26,978
Oracle Corp. (Software)	22,386	915,810
Palo Alto Networks, Inc.* (Telecommunications)	287	19,688
Pandora Media, Inc.* (Internet)	1,148	34,807
Pitney Bowes, Inc. (Office/Business Equipment)	1,435	37,296
Plantronics, Inc. (Telecommunications)	287	12,757
PMC-Sierra, Inc.* (Semiconductors)	1,435	10,920
Polycom, Inc.* (Telecommunications)	861	11,813
Progress Software Corp.* (Software)	287	6,257
PTC, Inc.* (Software)	861	30,505
QLIK Technologies, Inc.* (Software)	574	15,263
Qualcomm, Inc. (Semiconductors)	10,906	860,048
Rackspace Hosting, Inc.* (Internet)	861	28,258
Red Hat, Inc.* (Software)	1,148	60,821
RF Micro Devices, Inc.* (Telecommunications)	1,722	13,569
Riverbed Technology, Inc.* (Computers)	1,148	22,627
Rovi Corp.* (Semiconductors)	574	13,076
Salesforce.com, Inc.* (Software)	3,731	213,003
SanDisk Corp. (Computers)	1,435	116,508
Science Applications International Corp. (Commercial Services)	287	10,731
Seagate Technology PLC (Computers)	2,009	112,825
Semtech Corp.* (Semiconductors)	574	14,545
Servicenow, Inc.* (Software)	574	34,394
Silicon Laboratories, Inc.* (Semiconductors)	287	14,996
Skyworks Solutions, Inc.* (Semiconductors)	1,148	43,073
Solarwinds, Inc.* (Software)	287	12,235
Solera Holdings, Inc. (Software)	574	36,357
Splunk, Inc.* (Internet)	574	41,035
SS&C Technologies Holdings, Inc.* (Software)	287	11,486
SunEdison, Inc.* (Semiconductors)	1,722	32,442
Symantec Corp. (Internet)	4,592	91,702
Synaptics, Inc.* (Computers)	287	17,226
Synopsys, Inc.* (Computers)	861	33,071
Tech Data Corp.* (Electronics)	287	17,496
Teradata Corp.* (Computers)	1,148	56,470
Teradyne, Inc.* (Semiconductors)	1,148	22,834
Texas Instruments, Inc. (Semiconductors)	6,888	324,769
The Ultimate Software Group, Inc.* (Software)	287	39,319
Tibco Software, Inc.* (Internet)	861	17,496
Twitter, Inc.* (Internet)	574	26,789
Tyler Technologies, Inc.* (Software)	287	24,016
Vantiv, Inc.* (Commercial Services)	861	26,019
VeriFone Systems, Inc.* (Software)	861	29,119
VeriSign, Inc.* (Internet)	861	46,417
ViaSat, Inc.* (Telecommunications)	287	19,814
VMware, Inc.* - Class A (Software)	574	62,003
Western Digital Corp. (Computers)	1,435	131,762
Workday, Inc.* (Software)	287	26,240
Xilinx, Inc. (Semiconductors)	1,722	93,453
Yahoo!, Inc.* (Internet)	6,027	216,369
TOTAL COMMON STOCKS (Cost $9,976,768)		19,270,710

	Principal Amount	Value
Repurchase Agreements(a)(0.3%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $65,000	$65,000	$65,000
TOTAL REPURCHASE AGREEMENTS (Cost $65,000)		65,000
TOTAL INVESTMENT SECURITIES (Cost $10,041,768) - 100.7%		19,335,710
Net other assets (liabilities) - (0.7)%		(132,508)

NET ASSETS - 100.0%		$19,203,202

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Technology invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Commercial Services	$96,911	0.5%
Computers	6,177,314	32.3%
Distribution/Wholesale	25,451	0.1%
Electronics	65,075	0.3%
Internet	3,259,393	16.9%
Office/Business Equipment	37,296	0.2%
Semiconductors	3,661,270	19.0%
Software	4,570,245	23.9%
Telecommunications	1,377,755	7.2%
Other**	(67,508)	(0.4)%
Total	$19,203,202	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (53.5%)
AT&T, Inc. (Telecommunications)	63,336	$2,221,194
CenturyLink, Inc. (Telecommunications)	7,020	230,537
Frontier Communications Corp. (Telecommunications)	12,168	69,358
Level 3 Communications, Inc.* (Telecommunications)	2,028	79,376
NII Holdings, Inc.* - Class B (Telecommunications)	2,028	2,413
SBA Communications Corp.* - Class A (Telecommunications)	1,560	141,898
Sprint Corp.* (Telecommunications)	10,452	96,054
Telephone & Data Systems, Inc. (Telecommunications)	1,248	32,710
T-Mobile U.S., Inc. (Telecommunications)	3,120	103,054
tw telecom, Inc.* (Telecommunications)	1,716	53,642
Verizon Communications, Inc. (Telecommunications)	50,388	2,396,956
Windstream Holdings, Inc. (Telecommunications)	7,176	59,130
TOTAL COMMON STOCKS (Cost $3,345,034)		5,486,322

	Principal Amount	Value
Repurchase Agreements(a)(NM)
Repurchase Agreement with various counterparties, rate 0.01%, dated 3/31/14, due 4/1/14, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000
TOTAL INVESTMENT SECURITIES (Cost $3,346,034) - 53.5%		5,487,322
Net other assets (liabilities) - 46.5%		4,765,913

NET ASSETS - 100.0%		$10,253,235

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                                 Not meaningful, amount is less than 0.05%.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	0.62%	4/23/14	$4,769,428	$(572)

See accompanying notes to schedules of portfolio investments.

ProFund VP Telecommunications invested in the following industries as of March 31, 2014:

	Value	% of Net Assets
Telecommunications	$5,486,322	53.5%
Other**	4,766,913	46.5%
Total	$10,253,235	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
AGL Resources, Inc. (Gas)	7,766	$380,223
ALLETE, Inc. (Electric)	2,471	129,530
Alliant Energy Corp. (Electric)	7,060	401,079
Ameren Corp. (Electric)	15,532	639,918
American Electric Power, Inc. (Electric)	31,417	1,591,585
American Water Works Co., Inc. (Water)	11,649	528,864
Aqua America, Inc. (Water)	11,296	283,191
Atmos Energy Corp. (Gas)	6,354	299,464
Avista Corp. (Electric)	3,883	119,014
Black Hills Corp. (Electric)	2,824	162,804
Calpine Corp.* (Electric)	22,592	472,399
CenterPoint Energy, Inc. (Gas)	27,534	652,280
Cleco Corp. (Electric)	3,883	196,402
CMS Energy Corp. (Electric)	17,297	506,456
Consolidated Edison, Inc. (Electric)	19,062	1,022,676
Dominion Resources, Inc. (Electrical Components & Equipment)	37,418	2,656,304
DTE Energy Co. (Electric)	11,296	839,180
Duke Energy Corp. (Electric)	45,537	3,243,145
Dynegy, Inc.* (Electric)	6,354	158,469
Edison International (Electric)	21,180	1,199,000
El Paso Electric Co. (Electric)	2,471	88,289
Entergy Corp. (Electric)	11,649	778,736
Exelon Corp. (Electric)	55,421	1,859,929
FirstEnergy Corp. (Electric)	27,181	924,969
Great Plains Energy, Inc. (Electric)	9,884	267,263
Hawaiian Electric Industries, Inc. (Electric)	6,707	170,492
IDACORP, Inc. (Electric)	3,177	176,228
Integrys Energy Group, Inc. (Electric)	5,295	315,847
ITC Holdings Corp. (Electric)	10,237	382,352
National Fuel Gas Co. (Gas)	5,295	370,862
New Jersey Resources Corp. (Gas)	2,824	140,635
NextEra Energy, Inc. (Electric)	28,240	2,700,308
NiSource, Inc. (Gas)	20,121	714,899
Northeast Utilities System (Electric)	20,474	931,567
Northwest Natural Gas Co. (Gas)	1,765	77,678
NorthWestern Corp. (Electric)	2,471	117,200
NRG Energy, Inc. (Electric)	21,180	673,524
ONE Gas, Inc.* (Pipelines)	3,530	126,833
Pepco Holdings, Inc. (Electric)	16,238	332,554
PG&E Corp. (Electric)	29,652	1,280,966
Piedmont Natural Gas Co., Inc. (Gas)	4,942	174,897
Pinnacle West Capital Corp. (Electric)	7,060	385,900
PNM Resources, Inc. (Electric)	5,295	143,124
Portland General Electric Co. (Electric)	4,942	159,824
PPL Corp. (Electric)	40,595	1,345,318
Public Service Enterprise Group, Inc. (Electric)	32,829	1,252,098
Questar Corp. (Gas)	11,296	268,619
SCANA Corp. (Electric)	9,178	471,015
Sempra Energy (Gas)	14,826	1,434,564
South Jersey Industries, Inc. (Gas)	2,118	118,799
Southern Co. (Electric)	43,772	1,923,341
Southwest Gas Corp. (Gas)	3,177	169,811
TECO Energy, Inc. (Electric)	13,414	230,050
The AES Corp. (Electric)	42,713	609,942
UGI Corp. (Gas)	7,413	338,107
UIL Holdings Corp. (Electric)	3,530	129,939
UNS Energy Corp. (Electric)	2,824	169,525
Vectren Corp. (Gas)	5,295	208,570
Westar Energy, Inc. (Electric)	8,472	297,876
WGL Holdings, Inc. (Gas)	3,177	127,271
Wisconsin Energy Corp. (Electric)	14,473	673,718
Xcel Energy, Inc. (Electric)	32,123	975,254
TOTAL COMMON STOCKS (Cost $21,897,197)		39,520,676
TOTAL INVESTMENT SECURITIES (Cost $21,897,197) - 100.0%		39,520,676
Net other assets (liabilities) - NM		(15,879)

NET ASSETS - 100.0%		$39,504,797

*                                         Non-income producing security

See accompanying notes to schedules of portfolio investments.

ProFund VP Utilities invested in the following industries as of March 31, 2014:

		% of
	Value	Net Assets
Electric	$30,448,805	77.0%
Electrical Components & Equipment	2,656,304	6.7%
Gas	5,476,679	13.9%
Pipelines	126,833	0.3%
Water	812,055	2.1%
Other**	(15,879)	NM
Total	$39,504,797	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (48.0%)
U.S. Treasury Bond, 3.63%, 2/15/44	$13,840,000	$14,002,188
TOTAL U.S. TREASURY OBLIGATION (Cost $13,769,926)		14,002,188

Repurchase Agreements(a)(b)(46.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $13,562,006	$13,562,000	$13,562,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,562,000)		13,562,000
TOTAL INVESTMENT SECURITIES (Cost $27,331,926) - 94.4%		27,564,188
Net other assets (liabilities) - 5.6%		1,647,974

NET ASSETS - 100.0%		$29,212,162

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $880,000.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.63%, due 2/15/44	(0.14)%	4/7/14	$22,561,328	$207,909

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(109.1%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $28,277,012	$28,277,000	$28,277,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,277,000)		28,277,000
TOTAL INVESTMENT SECURITIES (Cost $28,277,000) - 109.1%		28,277,000
Net other assets (liabilities) - (9.1)%		(2,365,709)

NET ASSETS - 100.0%		$25,911,291

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2014, the aggregate amount held in a segregated account was $900,000.

Swap Agreements

	Rate Paid (Received)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.63% due 2/15/44	(0.16)%	4/7/14	$(31,970,313)	$(868,532)

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.7%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $744,000	$744,000	$744,000
TOTAL REPURCHASE AGREEMENTS (Cost $744,000)		744,000
TOTAL INVESTMENT SECURITIES (Cost $744,000) - 100.7%		744,000
Net other assets (liabilities) - (0.7)%		(4,991)

NET ASSETS - 100.0%		$739,009

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of March 31, 2014, the aggregate amount held in a segregated account was $90,000.

See accompanying notes to schedules of portfolio investments.

At March 31, 2014, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	4/4/14	31,171	$52,129	$51,957	$(172)
Canadian dollar vs. U.S. dollar	4/4/14	40,345	36,513	36,498	(15)
Euro vs. U.S. dollar	4/4/14	158,073	216,993	217,744	751
Japanese yen vs. U.S. dollar	4/4/14	6,603,120	64,478	63,985	(493)
Swedish krona vs. U.S. dollar	4/4/14	37,086	5,757	5,732	(25)
Swiss franc vs. U.S. dollar	4/4/14	9,966	11,227	11,277	50
Total Long Contracts			$387,097	$387,193	$96

At March 31, 2014, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	4/4/14	22,193	37,123	36,992	(131)
Canadian dollar vs. U.S. dollar	4/4/14	35,204	31,849	31,847	(2)
Euro vs. U.S. dollar	4/4/14	154,734	212,505	213,145	640
Japanese yen vs. U.S. dollar	4/4/14	3,803,146	37,155	36,853	(302)
Swedish krona vs. U.S. dollar	4/4/14	167,452	26,003	25,879	(124)
Swiss franc vs. U.S. dollar	4/4/14	13,876	15,636	15,701	65
Total Long Contracts			$360,271	$360,417	$146

See accompanying notes to schedules of portfolio investments.

March 31, 2014  ::  Schedule of Portfolio Investments :: ProFund VP Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(89.4%)
Repurchase Agreements with various counterparties, rates 0.01%-0.03%, dated 3/31/14, due 4/1/14, total to be received $179,232,073	$179,232,000	$179,232,000
TOTAL REPURCHASE AGREEMENTS (Cost $179,232,000)		179,232,000
TOTAL INVESTMENT SECURITIES (Cost $179,232,000) - 89.4%		179,232,000
Net other assets (liabilities) — 10.6%		21,189,891

NET ASSETS - 100.0%		$200,421,891

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2014  (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the series of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its schedule of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of March 31, 2014, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

March 31, 2014 (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	Deutsche Bank Securities, Inc.,	HSBC Securities (USA), Inc.,	Merrill Lynch, Pierce, Fenner & Smith, Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A,
	0.02%	0.01%	0.02%	0.02%	0.03%	0.01%
Fund	dated 3/31/14,	dated 3/31/14,	dated 3/31/14,	dated 3/31/14,	dated 3/31/14,	dated 3/31/14,
Name	due 4/1/14(1)	due 4/1/14(2)	due 4/1/14(3)	due 4/1/14(4)	due 4/1/14(5)	due 4/1/14(6)
ProFund VP Bull	$761,000	$6,099,000	$7,625,000	$15,251,000	$6,099,000	$15,856,000
ProFund VP Mid-Cap	441,000	3,539,000	4,424,000	8,849,000	3,539,000	9,204,000
ProFund VP Small-Cap	173,000	1,386,000	1,733,000	3,468,000	1,386,000	3,609,000
ProFund VP Dow 30	235,000	1,893,000	2,367,000	4,735,000	1,893,000	4,928,000
ProFund VP NASDAQ-100	613,000	4,922,000	6,154,000	12,309,000	4,922,000	12,801,000
ProFund VP Large-Cap Growth	—	7,000	8,000	17,000	7,000	22,000
ProFund VP Mid-Cap Value	1,000	11,000	14,000	28,000	11,000	31,000
ProFund VP Mid-Cap Growth	—	4,000	5,000	10,000	4,000	14,000
ProFund VP Small-Cap Value	—	4,000	5,000	11,000	4,000	15,000
ProFund VP Small-Cap Growth	1,000	9,000	11,000	22,000	9,000	25,000
ProFund VP Asia 30	3,000	25,000	32,000	64,000	25,000	71,000
ProFund VP Europe 30	—	5,000	6,000	13,000	5,000	16,000
ProFund VP International	193,000	1,552,000	1,941,000	3,883,000	1,552,000	4,046,000
ProFund VP Emerging Markets	13,000	121,000	153,000	307,000	121,000	330,000
ProFund VP Japan	202,000	1,622,000	2,028,000	4,056,000	1,622,000	4,219,000
ProFund VP UltraBull	156,000	1,255,000	1,569,000	3,140,000	1,255,000	3,274,000
ProFund VP UltraMid-Cap	201,000	1,621,000	2,028,000	4,057,000	1,621,000	4,224,000
ProFund VP UltraSmall-Cap	234,000	1,884,000	2,355,000	4,712,000	1,884,000	4,909,000
ProFund VP UltraNASDAQ-100	453,000	3,635,000	4,545,000	9,092,000	3,635,000	9,460,000
ProFund VP Bear	150,000	1,214,000	1,516,000	3,035,000	1,214,000	3,165,000
ProFund VP Short Mid-Cap	6,000	55,000	68,000	137,000	55,000	151,000
ProFund VP Short Small-Cap	45,000	375,000	468,000	938,000	375,000	983,000
ProFund VP Short Dow 30	—	3,000	4,000	8,000	3,000	18,000
ProFund VP Short NASDAQ-100	57,000	467,000	584,000	1,171,000	467,000	1,227,000
ProFund VP Short International	18,000	146,000	182,000	365,000	146,000	389,000
ProFund VP Short Emerging Markets	30,000	246,000	307,000	617,000	246,000	648,000
ProFund VP UltraShort Dow 30	2,000	21,000	27,000	55,000	21,000	64,000
ProFund VP UltraShort NASDAQ-100	10,000	92,000	116,000	234,000	92,000	254,000
ProFund VP Consumer Goods	—	1,000	1,000	2,000	1,000	4,000
ProFund VP Consumer Services	—	3,000	3,000	7,000	3,000	10,000
ProFund VP Financials	—	1,000	2,000	4,000	1,000	6,000
ProFund VP Health Care	—	5,000	6,000	12,000	5,000	15,000
ProFund VP Industrials	1,000	9,000	11,000	23,000	9,000	25,000
ProFund VP Pharmaceuticals	—	2,000	3,000	7,000	2,000	11,000
ProFund VP Precious Metals	552,000	4,425,000	5,532,000	11,065,000	4,425,000	11,507,000
ProFund VP Technology	—	7,000	9,000	19,000	7,000	23,000
ProFund VP Telecommunications	—	—	—	—	—	1,000
ProFund VP U.S. Government Plus	199,000	1,599,000	2,000,000	4,001,000	1,599,000	4,164,000
ProFund VP Rising Rates Opportunity	415,000	3,336,000	4,170,000	8,342,000	3,336,000	8,678,000
ProFund VP Falling U.S. Dollar	9,000	86,000	108,000	217,000	86,000	238,000
ProFund VP Money Market	2,644,000	21,154,000	26,443,000	52,886,000	21,154,000	54,951,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of March 31, 2014 as follows:

(1)

U.S. Treasury Strips, effective yield or interest rate in effect at March 31, 2014, 3.166%, due 2/15/26, Federal Home Loan Mortgage Corp., effective yield or interest rate in effect at March 31, 2014, 0.00%, due 4/11/14, which had an aggregate value of $8,016,166.

(2)	U.S. Treasury Strips, effective yield or interest rate in effect at March 31, 2014, 0.45% to 3.734%, due 8/15/16 to 11/15/42, which had an aggregate value of $64,104,317.
(3)	U.S. Notes, 0.625% to 1.00% due 3/31/17 to 8/31/17, which had an aggregate value of $80,138,947.
(4)

U.S. Treasury Inflation-Protected Securities (TIPS), 0.125% to 1.625%, due 1/15/15 to 1/15/23, U.S. Treasury Notes, 0.125%, due 4/15/18, U.S. Treasury Strips, effective yield or interest rate in effect at March 31, 2014, 3.166% to 3.517%, due 2/15/26 to 5/15/30, which had an aggregate value of $160,315,735.

(5)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.625%, due 7/15/21, total value $64,102,515.
(6)

U.S. Treasury Notes, 0.50% to 3.25%, due 11/30/15 to 2/15/23, Federal Farm Credit Banks, 2.625%, due 4/17/14, Federal Home Loan Banks, 0.98% to 2.50%, due 6/13/14 to 9/11/17, Federal Home Loan Mortgage Corp., 2.00% to 4.50%, due 4/2/14 to 10/17/17, Federal National Mortgage Association, 0.50% to 2.25%, due 7/2/15 to 10/25/17, which had an aggregate value of $166,874,488.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2014  (unaudited)

States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company.  ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held as of March 31, 2014, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (VP UltraShort Dow 30 and VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

March 31, 2014  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the ProFund VP has sought to mitigate these risks by generally requiring that the counterparties for the ProFund VP agree to post

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2014  (unaudited)

collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFund VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of March 31, 2014, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor.  A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA

March 31, 2014  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain minimum threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of March 31, 2014, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP and the ProFunds VP’s own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds VP’s investments are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the ProFunds VP’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2014  (unaudited)

underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides.  In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-tem fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of March 31, 2014, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$50,068,013	$—	$—	$—	$—	$—	$50,068,013	$—
Repurchase Agreements	—	—	51,691,000	—	—	—	51,691,000	—
Futures Contracts	—	23,242	—	—	—	—	—	23,242
Swap Agreements	—	—	—	617,006	—	—	—	617,006
Total	$50,068,013	$23,242	$51,691,000	$617,006	$—	$—	$101,759,013	$640,248
ProFund VP Mid-Cap
Repurchase Agreements	—	—	29,996,000	—	—	—	29,996,000	—
Futures Contracts	—	9,809	—	—	—	—	—	9,809
Swap Agreements	—	—	—	537,360	—	—	—	537,360
Total	$—	$9,809	$29,996,000	$537,360	$—	$—	$29,996,000	$547,169
ProFund VP Small-Cap
Common Stocks*	8,545,359	—	—	—	—	—	8,545,359	—
Repurchase Agreements	—	—	11,755,000	—	—	—	11,755,000	—
Futures Contracts	—	(36,792)	—	—	—	—	—	(36,792)
Swap Agreements	—	—	—	184,105	—	—	—	184,105
Contingent Rights**	—	—	983	—	—	—	983	—
Right***	—	—	—	—	—	—	—	—
Warrant****	—	—	—	—	—	—	—	—
Total	$8,545,359	$(36,792)	$11,755,983	$184,105	$—	$—	$20,301,342	$147,313

March 31, 2014  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$16,051,000	$—	$—	$—	$16,051,000	$—
Futures Contracts	—	11,097	—	—	—	—	—	11,097
Swap Agreements	—	—	—	182,053	—	—	—	182,053
Total	$—	$11,097	$16,051,000	$182,053	$—	$—	$16,051,000	$193,150
ProFund VP NASDAQ-100
Common Stocks	25,100,655	—	—	—	—	—	25,100,655	—
Repurchase Agreements	—	—	41,721,000	—	—	—	41,721,000	—
Futures Contracts	—	(322,684)	—	—	—	—	—	(322,684)
Swap Agreements	—	—	—	262,804	—	—	—	262,804
Total	$25,100,655	$(322,684)	$41,721,000	$262,804	$—	$—	$66,821,655	$(59,880)
ProFund VP Large-Cap Value
Common Stocks	21,330,283	—	—	—	—	—	21,330,283	—
Total	$21,330,283	$—	$—	$—	$—	$—	$21,330,283	$—
ProFund VP Large-Cap Growth
Common Stocks	29,252,462	—	—	—	—	—	29,252,462	—
Repurchase Agreements	—	—	61,000	—	—	—	61,000	—
Total	$29,252,462	$—	$61,000	$—	$—	$—	$29,313,462	$—
ProFund VP Mid-Cap Value
Common Stocks	25,354,330	—	—	—	—	—	25,354,330	—
Repurchase Agreements	—	—	96,000	—	—	—	96,000	—
Total	$25,354,330	$—	$96,000	$—	$—	$—	$25,450,330	$—
ProFund VP Mid-Cap Growth
Common Stocks	27,402,482	—	—	—	—	—	27,402,482	—
Repurchase Agreements	—	—	37,000	—	—	—	37,000	—
Total	$27,402,482	$—	$37,000	$—	$—	$—	$27,439,482	$—
ProFund VP Small-Cap Value
Common Stocks	32,070,743	—	—	—	—	—	32,070,743	—
Repurchase Agreements	—	—	39,000	—	—	—	39,000	—
Total	$32,070,743	$—	$39,000	$—	$—	$—	$32,109,743	$—
ProFund VP Small-Cap Growth
Common Stocks	43,914,024	—	—	—	—	—	43,914,024	—
Repurchase Agreements	—	—	77,000	—	—	—	77,000	—
Total	$43,914,024	$—	$77,000	$—	$—	$—	$43,991,024	$—
ProFund VP Asia 30
Common Stocks	36,979,506	—	—	—	—	—	36,979,506	—
Repurchase Agreements	—	—	220,000	—	—	—	220,000	—
Total	$36,979,506	$—	$220,000	$—	$—	$—	$37,199,506	$—
ProFund VP Europe 30
Common Stocks	38,091,895	—	—	—	—	—	38,091,895	—
Repurchase Agreements	—	—	45,000	—	—	—	45,000	—
Total	$38,091,895	$—	$45,000	$—	$—	$—	$38,136,895	$—
ProFund VP International
Repurchase Agreements	—	—	13,167,000	—	—	—	13,167,000	—
Swap Agreements	—	—	—	159,852	—	—	—	159,852
Total	$—	$—	$13,167,000	$159,852	$—	$—	$13,167,000	$159,852
ProFund VP Emerging Markets
Common Stocks	12,318,299	—	—	—	—	—	12,318,299	—
Preferred Stocks	2,405,947	—	—	—	—	—	2,405,947	—

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2014  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Repurchase Agreements	$—	$—	$1,045,000	$—	$—	$—	$1,045,000	$—
Swap Agreements	—	—	—	10,698	—	—	—	10,698
Total	$14,724,246	$—	$1,045,000	$10,698	$—	$—	$15,769,246	$10,698
ProFund VP Japan
Repurchase Agreements	—	—	13,749,000	—	—	—	13,749,000	—
Futures Contracts	—	(324,348)	—	—	—	—	—	(324,348)
Total	$—	$(324,348)	$13,749,000	$—	$—	$—	$13,749,000	$(324,348)
ProFund VP UltraBull
Common Stocks	14,885,087	—	—	—	—	—	14,885,087	—
Repurchase Agreements	—	—	10,649,000	—	—	—	10,649,000	—
Futures Contracts	—	9,595	—	—	—	—	—	9,595
Swap Agreements	—	—	—	419,729	—	—	—	419,729
Total	$14,885,087	$9,595	$10,649,000	$419,729	$—	$—	$25,534,087	$429,324
ProFund VP UltraMid-Cap
Common Stocks	16,798,560	—	—	—	—	—	16,798,560	—
Repurchase Agreements	—	—	13,752,000	—	—	—	13,752,000	—
Futures Contracts	—	7,103	—	—	—	—	—	7,103
Swap Agreements	—	—	—	841,655	—	—	—	841,655
Total	$16,798,560	$7,103	$13,752,000	$841,655	$—	$—	$30,550,560	$848,758
ProFund VP UltraSmall-Cap
Common Stocks*	17,528,908	—	—	—	—	—	17,528,908	—
Repurchase Agreements	—	—	15,978,000	—	—	—	15,978,000	—
Futures Contracts	—	(56,964)	—	—	—	—	—	(56,964)
Swap Agreements	—	—	—	838,801	—	—	—	838,801
Contingent Rights**	—	—	2,016	—	—	—	2,016	—
Right***	—	—	—	—	—	—	—	—
Warrant****	—	—	—	—	—	—	—	—
Total	$17,528,908	$(56,964)	$15,980,016	$838,801	$—	$—	$33,508,924	$781,837
ProFund VP UltraNASDAQ-100
Common Stocks	30,957,474	—	—	—	—	—	30,957,474	—
Repurchase Agreements	—	—	30,820,000	—	—	—	30,820,000	—
Futures Contracts	—	(426,606)	—	—	—	—	—	(426,606)
Swap Agreements	—	—	—	671,923	—	—	—	671,923
Total	$30,957,474	$(426,606)	$30,820,000	$671,923	$—	$—	$61,777,474	$245,317
ProFund VP Bear
Repurchase Agreements	—	—	10,294,000	—	—	—	10,294,000	—
Futures Contracts	—	(5,636)	—	—	—	—	—	(5,636)
Swap Agreements	—	—	—	(97,061)	—	—	—	(97,061)
Total	$—	$(5,636)	$10,294,000	$(97,061)	$—	$—	$10,294,000	$(102,697)
ProFund VP Short Mid-Cap
Repurchase Agreements	—	—	472,000	—	—	—	472,000	—
Swap Agreements	—	—	—	(9,955)	—	—	—	(9,955)
Total	$—	$—	$472,000	$(9,955)	$—	$—	$472,000	$(9,955)
ProFund VP Short Small-Cap
Repurchase Agreements	—	—	3,184,000	—	—	—	3,184,000	—
Futures Contracts	—	11,922	—	—	—	—	—	11,922
Swap Agreements	—	—	—	(49,088)	—	—	—	(49,088)
Total	$—	$11,922	$3,184,000	$(49,088)	$—	$—	$3,184,000	$(37,166)
ProFund VP Short Dow 30
Repurchase Agreements	—	—	36,000	—	—	—	36,000	—

March 31, 2014  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Swap Agreements	$—	$—	$—	$(440)	$—	$—	$—	$(440)
Total	$—	$—	$36,000	$(440)	$—	$—	$36,000	$(440)
ProFund VP Short NASDAQ-100
Repurchase Agreements	—	—	3,973,000	—	—	—	3,973,000	—
Futures Contracts	—	13,419	—	—	—	—	—	13,419
Swap Agreements	—	—	—	(32,850)	—	—	—	(32,850)
Total	$—	$13,419	$3,973,000	$(32,850)	$—	$—	$3,973,000	$(19,431)
ProFund VP Short International
Repurchase Agreements	—	—	1,246,000	—	—	—	1,246,000	—
Swap Agreements	—	—	—	(15,237)	—	—	—	(15,237)
Total	$—	$—	$1,246,000	$(15,237)	$—	$—	$1,246,000	$(15,237)
ProFund VP Short Emerging Markets
Repurchase Agreements	—	—	2,094,000	—	—	—	2,094,000	—
Swap Agreements	—	—	—	(23,558)	—	—	—	(23,558)
Total	$—	$—	$2,094,000	$(23,558)	$—	$—	$2,094,000	$(23,558)
ProFund VP UltraShort Dow 30
Repurchase Agreements	—	—	190,000	—	—	—	190,000	—
Swap Agreements	—	—	—	(4,512)	—	—	—	(4,512)
Total	$—	$—	$190,000	$(4,512)	$—	$—	$190,000	$(4,512)
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	—	—	798,000	—	—	—	798,000	—
Futures Contracts	—	3,403	—	—	—	—	—	3,403
Swap Agreements	—	—	—	(17,114)	—	—	—	(17,114)
Total	$—	$3,403	$798,000	$(17,114)	$—	$—	$798,000	$(13,711)
ProFund VP Banks
Common Stocks	10,457,419	—	—	—	—	—	10,457,419	—
Swap Agreements	—	—	—	(562)	—	—	—	(562)
Total	$10,457,419	$—	$—	$(562)	$—	$—	$10,457,419	$(562)
ProFund VP Basic Materials
Common Stocks	29,785,662	—	—	—	—	—	29,785,662	—
Total	$29,785,662	$—	$—	$—	$—	$—	$29,785,662	$—
ProFund VP Biotechnology
Common Stocks	35,975,719	—	—	—	—	—	35,975,719	—
Swap Agreements	—	—	—	(2,192)	—	—	—	(2,192)
Total	$35,975,719	$—	$—	$(2,192)	$—	$—	$35,975,719	$(2,192)
ProFund VP Consumer Goods
Common Stocks	18,200,811	—	—	—	—	—	18,200,811	—
Repurchase Agreements	—	—	9,000	—	—	—	9,000	—
Total	$18,200,811	$—	$9,000	$—	$—	$—	$18,209,811	$—
ProFund VP Consumer Services
Common Stocks	29,583,584	—	—	—	—	—	29,583,584	—
Repurchase Agreements	—	—	26,000	—	—	—	26,000	—
Total	$29,583,584	$—	$26,000	$—	$—	$—	$29,609,584	$—
ProFund VP Financials
Common Stocks	42,341,993	—	—	—	—	—	42,341,993	—
Repurchase Agreements	—	—	14,000	—	—	—	14,000	—
Total	$42,341,993	$—	$14,000	$—	$—	$—	$42,355,993	$—

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2014  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Health Care
Common Stocks	$69,317,499	$—	$—	$—	$—	$—	$69,317,499	$—
Repurchase Agreements	—	—	43,000	—	—	—	43,000	—
Total	$69,317,499	$—	$43,000	$—	$—	$—	$69,360,499	$—
ProFund VP Industrials
Common Stocks	19,429,369	—	—	—	—	—	19,429,369	—
Repurchase Agreements	—	—	78,000	—	—	—	78,000	—
Total	$19,429,369	$—	$78,000	$—	$—	$—	$19,507,369	$—
ProFund VP Internet
Common Stocks	16,191,988	—	—	—	—	—	16,191,988	—
Total	$16,191,988	$—	$—	$—	$—	$—	$16,191,988	$—
ProFund VP Oil & Gas
Common Stocks	56,760,207	—	—	—	—	—	56,760,207	—
Total	$56,760,207	$—	$—	$—	$—	$—	$56,760,207	$—
ProFund VP Pharmaceuticals
Common Stocks	14,890,697	—	—	—	—	—	14,890,697	—
Repurchase Agreements	—	—	25,000	—	—	—	25,000	—
Swap Agreements	—	—	—	(999)	—	—	—	(999)
Total	$14,890,697	$—	$25,000	$(999)	$—	$—	$14,915,697	$(999)
ProFund VP Precious Metals
Repurchase Agreements	—	—	37,506,000	—	—	—	37,506,000	—
Swap Agreements	—	—	—	(349,255)	—	—	—	(349,255)
Total	$—	$—	$37,506,000	$(349,255)	$—	$—	$37,506,000	$(349,255)
ProFund VP Real Estate
Common Stocks	19,445,303	—	—	—	—	—	19,445,303	—
Total	$19,445,303	$—	$—	$—	$—	$—	$19,445,303	$—
ProFund VP Semiconductor
Common Stocks	2,578,753	—	—	—	—	—	2,578,753	—
Swap Agreements	—	—	—	(82)	—	—	—	(82)
Total	$2,578,753	$—	$—	$(82)	$—	$—	$2,578,753	$(82)
ProFund VP Technology
Common Stocks	19,270,710	—	—	—	—	—	19,270,710	—
Repurchase Agreements	—	—	65,000	—	—	—	65,000	—
Total	$19,270,710	$—	$65,000	$—	$—	$—	$19,335,710	$—
ProFund VP Telecommunications
Common Stocks	5,486,322	—	—	—	—	—	5,486,322	—
Repurchase Agreements	—	—	1,000	—	—	—	1,000	—
Swap Agreements	—	—	—	(572)	—	—	—	(572)
Total	$5,486,322	$—	$1,000	$(572)	$—	$—	$5,487,322	$(572)
ProFund VP Utilities
Common Stocks	39,520,676	—	—	—	—	—	39,520,676	—
Total	$39,520,676	$—	$—	$—	$—	$—	$39,520,676	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	—	—	14,002,188	—	—	—	14,002,188	—
Repurchase Agreements	—	—	13,562,000	—	—	—	13,562,000	—
Swap Agreements	—	—	—	207,909	—	—	—	207,909
Total	$—	$—	$27,564,188	$207,909	$—	$—	$27,564,188	$207,909

March 31, 2014  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$28,277,000	$—	$—	$—	$28,277,000	$—
Swap Agreements	—	—	—	(868,532)	—	—	—	(868,532)
Total	$—	$—	$28,277,000	$(868,532)	$—	$—	$28,277,000	$(868,532)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	—	—	744,000	—	—	—	744,000	—
Forward Currency Contracts	—	—	—	242	—	—	—	242
Total	$—	$—	$744,000	$242	$—	$—	$744,000	$242
ProFund VP Money Market
Repurchase Agreements	—	—	179,232,000	—	—	—	179,232,000	—
Total	$—	$—	$179,232,000	$—	$—	$—	$179,232,000	$—

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* L&L Energy, Inc. valued at $0 and categorized as Level 3 within the fair value hierarchy.

**Trius Theraputics, Inc. valued at $0 and categorized as Level 2 within the fair value hierarchy.

***Rights were valued at $0 and categorized as Level 3 within the fair value hierarchy.

****Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

For the quarter ended March 31, 2014 there were no changes during the period for Level 3 Rights investments attributable to gains or losses (realized and unrealized), sales and transfers in or out of this level within the fair value hierarchy. The following is a reconciliation of Level 3 common stock investments based upon the inputs used to determine fair value:

ProFund VP Small-Cap

Type of Asset	Balance as of December 31, 2013	Net Realized Gains / (Losses)	Change in Unrealized Appreciation / (Depreciation)	Gross Purchases	Gross Sales	Transfers in/ (out) of Level 3	Balance as of March 31, 2014
Investment Securities:
Common Stocks:
Coal	$530	$—	$(530)	$—	$—	$—	$—
Total Investment Securities:	$530	$—	$(530)	$—	$—	$—	$—

ProFund VP UltraSmall-Cap

Type of Asset	Balance as of December 31, 2013	Net Realized Gains / (Losses)	Change in Unrealized Appreciation / (Depreciation)	Gross Purchases	Gross Sales	Transfers in/ (out) of Level 3	Balance as of March 31, 2014
Investment Securities:
Common Stocks:
Coal	$1,088	$—	$(1,088)	$—	$—	$—	$—
Total Investment Securities:	$1,088	$—	$(1,088)	$—	$—	$—	$—

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2014  (unaudited)

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives which may be considered aggressive. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose a ProFund VP to losses in excess of those amounts initially invested.  Investing in derivatives also may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired.

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more

March 31, 2014  (unaudited)  : :  Notes to Schedules of Portfolio Investments  : :

susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a non-money market ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark or in financial instruments. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective. Each ProFund VP (other than the Classic ProFunds VP and ProFund VP Falling U.S. Dollar) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProFund Advisors to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a FCM maintains customers’ assets in a bulk segregated account.  If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy.  In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Exposure to Debt Instrument Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund VP may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2014  (unaudited)

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a ProFund VP from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At March 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$80,803,683	$27,205,902	$(6,250,572)	$20,955,330
ProFund VP Mid-Cap	29,996,000	—	—	—
ProFund VP Small-Cap	18,215,135	2,381,197	(294,990)	2,086,207
ProFund VP Dow 30	16,051,000	—	—	—
ProFund VP NASDAQ-100	52,291,938	16,614,172	(2,084,455)	14,529,717
ProFund VP Large-Cap Value	17,777,352	7,683,997	(4,131,066)	3,552,931
ProFund VP Large-Cap Growth	17,305,455	13,689,954	(1,681,947)	12,008,007
ProFund VP Mid-Cap Value	20,901,603	7,356,866	(2,808,139)	4,548,727
ProFund VP Mid-Cap Growth	18,217,098	11,153,913	(1,931,529)	9,222,384
ProFund VP Small-Cap Value	26,796,439	9,079,132	(3,765,828)	5,313,304
ProFund VP Small-Cap Growth	33,633,932	13,155,585	(2,798,493)	10,357,092
ProFund VP Asia 30	26,739,982	16,497,727	(6,038,203)	10,459,524
ProFund VP Europe 30	32,678,001	12,209,725	(6,750,831)	5,458,894
ProFund VP International	13,167,000	—	—	—
ProFund VP Emerging Markets	14,633,060	2,714,834	(1,578,648)	1,136,186
ProFund VP Japan	13,749,000	—	—	—
ProFund VP UltraBull	21,876,646	4,974,158	(1,316,717)	3,657,441
ProFund VP UltraMid-Cap	24,449,468	7,820,640	(1,719,548)	6,101,092
ProFund VP UltraSmall-Cap	28,767,721	5,399,568	(658,365)	4,741,203
ProFund VP UltraNASDAQ-100	49,804,805	14,133,084	(2,160,415)	11,972,669
ProFund VP Bear	10,294,000	—	—	—
ProFund VP Short Mid-Cap	472,000	—	—	—
ProFund VP Short Small-Cap	3,184,000	—	—	—
ProFund VP Short Dow 30	36,000	—	—	—
ProFund VP Short NASDAQ-100	3,973,000	—	—	—
ProFund VP Short International	1,246,000	—	—	—
ProFund VP Short Emerging Markets	2,094,000	—	—	—
ProFund VP UltraShort Dow 30	190,000	—	—	—
ProFund VP UltraShort NASDAQ-100	798,000	—	—	—
ProFund VP Banks	10,190,692	3,399,192	(3,132,465)	266,727
ProFund VP Basic Materials	21,898,360	14,538,956	(6,651,654)	7,887,302
ProFund VP Biotechnology	20,176,583	18,896,530	(3,097,394)	15,799,136
ProFund VP Consumer Goods	9,833,616	10,057,913	(1,681,718)	8,376,195
ProFund VP Consumer Services	16,671,065	14,342,441	(1,403,922)	12,938,519
ProFund VP Financials	33,709,054	21,139,916	(12,492,977)	8,646,939
ProFund VP Health Care	43,524,773	31,257,514	(5,421,788)	25,835,726
ProFund VP Industrials	11,259,755	10,183,257	(1,935,643)	8,247,614
ProFund VP Internet	11,141,526	6,243,994	(1,193,532)	5,050,462
ProFund VP Oil & Gas	24,692,870	37,535,174	(5,467,837)	32,067,337
ProFund VP Pharmaceuticals	10,021,585	6,272,237	(1,378,125)	4,894,112
ProFund VP Precious Metals	37,506,000	—	—	—
ProFund VP Real Estate	13,364,162	9,516,238	(3,435,097)	6,081,141
ProFund VP Semiconductor	1,994,367	850,044	(265,658)	584,386
ProFund VP Technology	12,176,555	9,303,475	(2,144,320)	7,159,155
ProFund VP Telecommunications	4,956,783	2,143,022	(1,612,483)	530,539
ProFund VP Utilities	25,711,642	17,623,479	(3,814,445)	13,809,034
ProFund VP U.S. Government Plus	27,350,063	232,262	(18,137)	214,125
ProFund VP Rising Rates Opportunity	28,277,000	—	—	—
ProFund VP Falling U.S. Dollar	744,000	—	—	—
ProFund VP Money Market	179,232,000	—	—	—

6. Legal and Regulatory Matters

In December 2007, the ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ProFunds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date:	May 23, 2014

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	May 23, 2014